UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	655 Broad Street, 6th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2022

Date of reporting period:	06/30/2022

Item 1 – Reports to Stockholders

The Prudential Series Fund

SEMIANNUAL REPORT	June 30, 2022

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports for other portfolios. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about each portfolio’s holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2022, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this report may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

PSF Global Portfolio

PSF International Growth Portfolio

PSF Mid-Cap Growth Portfolio

PSF Natural Resources Portfolio

PSF PGIM 50/50 Balanced Portfolio

PSF PGIM Flexible Managed Portfolio

PSF PGIM Government Income Portfolio

PSF PGIM Government Money Market Portfolio

PSF PGIM High Yield Bond Portfolio

PSF PGIM Jennison Blend Portfolio

PSF PGIM Jennison Focused Blend Portfolio

PSF PGIM Jennison Growth Portfolio

PSF PGIM Jennison Value Portfolio

PSF PGIM Total Return Bond Portfolio

PSF Small-Cap Stock Index Portfolio

PSF Small-Cap Value Portfolio

PSF Stock Index Portfolio

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The Prudential Series Fund may offer three classes of shares in each portfolio: Class I, Class II and Class III. Class I and Class III shares are sold to separate accounts of The Prudential Insurance Company of America, Pruco Life Insurance Company, and Pruco Life Insurance Company of New Jersey (collectively, Prudential) as investment options under variable life insurance and variable annuity contracts (Contracts). Class I shares are also sold to separate accounts of insurance companies not affiliated with Prudential where Prudential has assumed responsibility for the administration of contracts issued through such nonaffiliated insurance companies for the same types of Contracts. (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of Contracts.

The Prudential Series Fund Table of Contents	Semiannual Report	June 30, 2022

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments, Financial Statements, and Financial Highlights

	Glossary	A1
	PSF Global Portfolio	A2
	PSF International Growth Portfolio	A11
	PSF Mid-Cap Growth Portfolio	A18
	PSF Natural Resources Portfolio	A25
	PSF PGIM 50/50 Balanced Portfolio	A31
	PSF PGIM Flexible Managed Portfolio	A68
	PSF PGIM Government Income Portfolio	A103
	PSF PGIM Government Money Market Portfolio	A112
	PSF PGIM High Yield Bond Portfolio	A117
	PSF PGIM Jennison Blend Portfolio	A140
	PSF PGIM Jennison Focused Blend Portfolio	A147
	PSF PGIM Jennison Growth Portfolio	A154
	PSF PGIM Jennison Value Portfolio	A160
	PSF PGIM Total Return Bond Portfolio	A167
	PSF Small-Cap Stock Index Portfolio	A217
	PSF Small-Cap Value Portfolio	A231
	PSF Stock Index Portfolio	A239

Section B	Notes to Financial Statements

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2022

∎	DEAR CONTRACT OWNER:

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. Despite today’s uncertainties, we remain strong and ready to serve and support you. This Prudential Series Fund semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 145 years. You can count on our history of financial stability. We are diversified for endurance. Our balanced mix of risks and businesses positions us well to manage through any economic environment. We’ve applied the lessons from decades of challenges to be stronger, because we are committed to keeping our promises to you.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. A strong sense of social responsibility for our clients, our employees, and our communities has been embedded in the company since our founding. It guides our efforts to help our customers achieve peace of mind through financial wellness.

We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin President, The Prudential Series Fund	July 31, 2022

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2022

PSF Global Portfolio (As of 06/30/2022)
Ten Largest Holdings	Line of Business	Country	% of Net Assets
Microsoft Corp.	Software	United States	4.1%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	United States	1.9%
Amazon.com, Inc.	Internet & Direct Marketing Retail	United States	1.6%
Apple, Inc.	Technology Hardware, Storage & Peripherals	United States	1.5%
Southern Co. (The)	Electric Utilities	United States	1.2%
TotalEnergies SE, ADR	Oil, Gas & Consumable Fuels	France	1.2%
Thermo Fisher Scientific, Inc.	Life Sciences Tools & Services	United States	1.1%
Becton, Dickinson & Co.	Health Care Equipment & Supplies	United States	1.1%
Mastercard, Inc. (Class A Stock)	IT Services	United States	1.1%
Wells Fargo & Co.	Banks	United States	1.1%

PSF International Growth Portfolio (As of 06/30/2022)
Ten Largest Holdings	Line of Business	Country	% of Net Assets
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	France	2.3%
Novo Nordisk A/S (Class B Stock)	Pharmaceuticals	Denmark	2.1%
ASML Holding NV	Semiconductors & Semiconductor Equipment	Netherlands	2.0%
Lonza Group AG	Life Sciences Tools & Services	Switzerland	2.0%
Compass Group PLC	Hotels, Restaurants & Leisure	United Kingdom	1.9%
L’Oreal SA	Personal Products	France	1.8%
Pernod Ricard SA	Beverages	France	1.8%
Bunzl PLC	Trading Companies & Distributors	United Kingdom	1.6%
London Stock Exchange Group PLC	Capital Markets	United Kingdom	1.6%
Diageo PLC	Beverages	United Kingdom	1.5%

PSF Mid-Cap Growth Portfolio (As of 06/30/2022)
Ten Largest Holdings	Line of Business	% of Net Assets
Synopsys, Inc.	Software	2.0%
Quanta Services, Inc.	Construction & Engineering	2.0%
Copart, Inc.	Commercial Services & Supplies	1.9%
Centene Corp.	Health Care Providers & Services	1.8%
Hilton Worldwide Holdings, Inc.	Hotels, Restaurants & Leisure	1.8%
Chipotle Mexican Grill, Inc.	Hotels, Restaurants & Leisure	1.7%
SolarEdge Technologies, Inc.	Semiconductors & Semiconductor Equipment	1.7%
Crowdstrike Holdings, Inc. (Class A Stock)	Software	1.7%
LPL Financial Holdings, Inc.	Capital Markets	1.7%
Cheniere Energy, Inc.	Oil, Gas & Consumable Fuels	1.6%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2022

PSF Natural Resources Portfolio (As of 06/30/2022)
Ten Largest Holdings	Line of Business	Country	% of Net Assets
ConocoPhillips	Oil & Gas Exploration & Production	United States	5.0%
TotalEnergies SE	Integrated Oil & Gas	France	4.7%
Chevron Corp.	Integrated Oil & Gas	United States	3.7%
EOG Resources, Inc.	Oil & Gas Exploration & Production	United States	3.5%
Equinor ASA	Integrated Oil & Gas	Norway	3.2%
Pioneer Natural Resources Co.	Oil & Gas Exploration & Production	United States	2.8%
Linde PLC	Industrial Gases	United Kingdom	2.7%
Devon Energy Corp.	Oil & Gas Exploration & Production	United States	2.6%
BHP Group Ltd.	Diversified Metals & Mining	Australia	2.5%
Sherwin-Williams Co. (The)	Specialty Chemicals	United States	2.2%

PSF PGIM 50/50 Balanced Portfolio (As of 06/30/2022)
Ten Largest Holdings	Line of Business	% of Net Assets
Apple, Inc.	Technology Hardware, Storage & Peripherals	3.1%
Microsoft Corp.	Software	2.8%
Amazon.com, Inc.	Internet & Direct Marketing Retail	1.4%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	1.0%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	0.9%
Tesla, Inc.	Automobiles	0.8%
Berkshire Hathaway, Inc. (Class B Stock)	Diversified Financial Services	0.7%
UnitedHealth Group, Inc.	Health Care Providers & Services	0.7%
Johnson & Johnson	Pharmaceuticals	0.7%
NVIDIA Corp.	Semiconductors & Semiconductor Equipment	0.6%

PSF PGIM Flexible Managed Portfolio (As of 06/30/2022)
Ten Largest Holdings	Line of Business	% of Net Assets
Apple, Inc.	Technology Hardware, Storage & Peripherals	3.8%
Microsoft Corp.	Software	3.7%
Amazon.com, Inc.	Internet & Direct Marketing Retail	1.4%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	1.3%
Tesla, Inc.	Automobiles	1.2%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	1.1%
UnitedHealth Group, Inc.	Health Care Providers & Services	1.1%
Visa, Inc. (Class A Stock)	IT Services	0.9%
Pfizer, Inc.	Pharmaceuticals	0.9%
Berkshire Hathaway, Inc. (Class B Stock)	Diversified Financial Services	0.9%

PSF PGIM Government Income Portfolio (As of 06/30/2022)
Credit Quality	% of Total Investments
AAA	97.9%
Cash/Cash Equivalents	2.1%
Total Investments	100.0%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2022

PSF PGIM Government Money Market Portfolio (As of 06/30/2022)
Ten Largest Holdings	Interest Rate	Maturity Date	% of Net Assets
Federal Home Loan Bank	1.600%	08/12/2022	2.9%
Federal Home Loan Bank	1.515%	08/30/2022	1.9%
Federal Home Loan Bank	0.902%	07/29/2022	1.9%
Federal Home Loan Bank	1.088%	08/17/2022	1.9%
Federal Home Loan Bank	1.003%	08/12/2022	1.9%
Federal Home Loan Bank	1.520%	07/26/2022	1.8%
Federal Home Loan Bank	1.515%	09/15/2022	1.8%
Federal Home Loan Bank	1.520%	09/16/2022	1.8%
Federal Home Loan Bank	1.530%	12/19/2022	1.8%
Federal Home Loan Bank	1.515%	07/29/2022	1.8%

Holdings reflect only short-term investments.

PSF PGIM High Yield Bond Portfolio (As of 06/30/2022)
Credit Quality	% of Total Investments
AAA	8.3%
BBB	3.4%
BB	28.9%
B	36.6%
CCC	11.8%
CC	0.5%
D	0.2%
NR	4.1%
Cash/Cash Equivalents	6.2%
Total Investments	100.0%

PSF PGIM Jennison Blend Portfolio (As of 06/30/2022)
Ten Largest Holdings	Line of Business	% of Net Assets
ConocoPhillips	Oil, Gas & Consumable Fuels	5.2%
Apple, Inc.	Technology Hardware, Storage & Peripherals	4.9%
Microsoft Corp.	Software	4.4%
Tesla, Inc.	Automobiles	3.8%
Eli Lilly & Co.	Pharmaceuticals	3.3%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	3.3%
Amazon.com, Inc.	Internet & Direct Marketing Retail	3.0%
Abbott Laboratories	Health Care Equipment & Supplies	2.2%
Bristol-Myers Squibb Co.	Pharmaceuticals	2.2%
AstraZeneca PLC (United Kingdom), ADR	Pharmaceuticals	2.1%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2022

PSF PGIM Jennison Focused Blend Portfolio (As of 06/30/2022)
Ten Largest Holdings	Line of Business	% of Net Assets
Microsoft Corp.	Software	6.8%
ConocoPhillips	Oil, Gas & Consumable Fuels	5.1%
Eli Lilly & Co.	Pharmaceuticals	4.6%
Amazon.com, Inc.	Internet & Direct Marketing Retail	3.7%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	3.6%
Apple, Inc.	Technology Hardware, Storage & Peripherals	3.4%
Tesla, Inc.	Automobiles	3.3%
Chubb Ltd.	Insurance	2.6%
Goldman Sachs Group, Inc. (The)	Capital Markets	2.5%
AstraZeneca PLC (United Kingdom), ADR	Pharmaceuticals	2.4%

PSF PGIM Jennison Growth Portfolio (As of 06/30/2022)
Ten Largest Holdings	Line of Business	% of Net Assets
Tesla, Inc.	Automobiles	7.2%
Apple, Inc.	Technology Hardware, Storage & Peripherals	7.0%
Microsoft Corp.	Software	6.2%
Amazon.com, Inc.	Internet & Direct Marketing Retail	6.0%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	3.6%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	3.5%
Visa, Inc. (Class A Stock)	IT Services	3.4%
Eli Lilly & Co.	Pharmaceuticals	3.4%
NVIDIA Corp.	Semiconductors & Semiconductor Equipment	2.8%
Salesforce, Inc.	Software	2.8%

PSF PGIM Jennison Value Portfolio (As of 06/30/2022)
Ten Largest Holdings	Line of Business	% of Net Assets
Bristol-Myers Squibb Co.	Pharmaceuticals	3.5%
Chevron Corp.	Oil, Gas & Consumable Fuels	3.1%
Eli Lilly & Co.	Pharmaceuticals	3.1%
Chubb Ltd.	Insurance	2.8%
ConocoPhillips	Oil, Gas & Consumable Fuels	2.8%
JPMorgan Chase & Co.	Banks	2.7%
Goldman Sachs Group, Inc. (The)	Capital Markets	2.5%
Abbott Laboratories	Health Care Equipment & Supplies	2.3%
AbbVie, Inc.	Biotechnology	2.3%
Dominion Energy, Inc.	Multi-Utilities	2.3%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2022

PSF PGIM Total Return Bond Portfolio (As of 06/30/2022)
Credit Quality	% of Total Investments
AAA	45.4%
AA	3.5%
A	11.3%
BBB	19.4%
BB	10.6%
B	3.7%
CCC	1.4%
NR	6.2%
Cash/Cash Equivalents	-1.5%
Total Investments	100.0%

PSF Small-Cap Stock Index Portfolio (As of 06/30/2022)
Ten Largest Holdings	Line of Business	% of Net Assets
iShares Core S&P Small-Cap ETF	Exchange-Traded Funds	0.9%
Southwestern Energy Co.	Oil, Gas & Consumable Fuels	0.8%
Agree Realty Corp.,	Equity Real Estate Investment Trusts (REITs)	0.6%
Omnicell, Inc.	Health Care Equipment & Supplies	0.6%
Rogers Corp.	Electronic Equipment, Instruments & Components	0.6%
AMN Healthcare Services, Inc.	Health Care Providers & Services	0.6%
ExlService Holdings, Inc.	IT Services	0.6%
Vonage Holdings Corp.	Software	0.5%
Exponent, Inc.	Professional Services	0.5%
Helmerich & Payne, Inc.	Energy Equipment & Services	0.5%

PSF Small-Cap Value Portfolio (As of 06/30/2022)
Ten Largest Holdings	Line of Business	% of Net Assets
iShares Russell 2000 Value ETF	Exchange-Traded Fund	1.2%
Physicians Realty Trust	Equity Real Estate Investment Trusts (REITs)	1.1%
Selective Insurance Group, Inc.	Insurance	1.0%
ABM Industries, Inc.	Commercial Services & Supplies	1.0%
Hancock Whitney Corp.	Banks	1.0%
KBR, Inc.	Professional Services	1.0%
CVB Financial Corp.	Banks	0.9%
Terreno Realty Corp.	Equity Real Estate Investment Trusts (REITs)	0.9%
Avient Corp.	Chemicals	0.9%
Healthcare Realty Trust, Inc.	Equity Real Estate Investment Trusts (REITs)	0.9%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2022

PSF Stock Index Portfolio (As of 06/30/2022)
Ten Largest Holdings	Line of Business	% of Net Assets
Apple, Inc.	Technology Hardware, Storage & Peripherals	6.4%
Microsoft Corp.	Software	5.9%
Amazon.com, Inc.	Internet & Direct Marketing Retail	2.8%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	2.0%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	1.8%
Tesla, Inc.	Automobiles	1.7%
Berkshire Hathaway, Inc. (Class B Stock)	Diversified Financial Services	1.5%
UnitedHealth Group, Inc.	Health Care Providers & Services	1.5%
Johnson & Johnson	Pharmaceuticals	1.4%
NVIDIA Corp.	Semiconductors & Semiconductor Equipment	1.2%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2022

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

PSF Global (Class I)	Actual	$1,000.00	$ 789.70	0.74%	$3.28
	Hypothetical	$1,000.00	$1,021.12	0.74%	$3.71

PSF Global (Class III)	Actual	$1,000.00	$ 788.60	0.99%	$4.39
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96

PSF International Growth (Class I)	Actual	$1,000.00	$ 686.00	1.01%	$4.22
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06

PSF International Growth (Class II)	Actual	$1,000.00	$ 684.90	1.41%	$5.89
	Hypothetical	$1,000.00	$1,017.80	1.41%	$7.05

PSF Mid-Cap Growth (Class I)	Actual	$1,000.00	$ 700.70	0.65%	$2.74
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26

PSF Mid-Cap Growth (Class II)	Actual	$1,000.00	$1,018.25	1.06%	$4.47
	Hypothetical	$1,000.00	$1,019.54	1.06%	$5.31

PSF Mid-Cap Growth (Class III)	Actual	$1,000.00	$ 699.70	0.91%	$3.84
	Hypothetical	$1,000.00	$1,020.28	0.91%	$4.56

PSF Natural Resources (Class I)	Actual	$1,000.00	$1,071.10	0.49%	$2.52
	Hypothetical	$1,000.00	$1,022.36	0.49%	$2.46

PSF Natural Resources (Class II)	Actual	$1,000.00	$1,069.00	0.89%	$4.57
	Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46

PSF Natural Resources (Class III)	Actual	$1,000.00	$1,071.00	0.74%	$3.80
	Hypothetical	$1,000.00	$1,021.12	0.74%	$3.71

PSF PGIM 50/50 Balanced (Class I)	Actual	$1,000.00	$ 852.50	0.57%	$2.62
	Hypothetical	$1,000.00	$1,021.97	0.57%	$2.86

The Prudential Series Fund Fees and Expenses — unaudited (continued)	June 30, 2022

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

PSF PGIM 50/50 Balanced (Class III)	Actual	$1,000.00	$ 851.50	0.82%	$3.76
	Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11

PSF PGIM Flexible Managed (Class I)	Actual	$1,000.00	$ 853.90	0.62%	$2.85
	Hypothetical	$1,000.00	$1,021.72	0.62%	$3.11

PSF PGIM Flexible Managed (Class III)	Actual	$1,000.00	$ 852.90	0.87%	$4.00
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36

PSF PGIM Government Income (Class I)	Actual	$1,000.00	$ 898.90	0.49%	$2.31
	Hypothetical	$1,000.00	$1,022.36	0.49%	$2.46

PSF PGIM Government Income (Class III)	Actual	$1,000.00	$ 897.40	0.74%	$3.48
	Hypothetical	$1,000.00	$1,021.12	0.74%	$3.71

PSF PGIM Government Money Market (Class I)	Actual	$1,000.00	$1,000.90	0.22%	$1.09
	Hypothetical	$1,000.00	$1,023.70	0.22%	$1.10

PSF PGIM Government Money Market (Class III)	Actual	$1,000.00	$1,000.50	0.29%	$1.44
	Hypothetical	$1,000.00	$1,023.36	0.29%	$1.45

PSF PGIM High Yield Bond (Class I)	Actual	$1,000.00	$ 866.60	0.57%	$2.64
	Hypothetical	$1,000.00	$1,021.97	0.57%	$2.86

PSF PGIM High Yield Bond (Class III)	Actual	$1,000.00	$ 866.40	0.82%	$3.79
	Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11

PSF PGIM Jennison Blend (Class I)	Actual	$1,000.00	$ 736.00	0.46%	$1.98
	Hypothetical	$1,000.00	$1,022.51	0.46%	$2.31

PSF PGIM Jennison Blend (Class II)	Actual	$1,000.00	$ 734.40	0.86%	$3.70
	Hypothetical	$1,000.00	$1,020.53	0.86%	$4.31

PSF PGIM Jennison Blend (Class III)	Actual	$1,000.00	$ 735.00	0.71%	$3.05
	Hypothetical	$1,000.00	$1,021.27	0.71%	$3.56

PSF PGIM Jennison Focused Blend (Class I)	Actual	$1,000.00	$ 727.90	0.85%	$3.64
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26

PSF PGIM Jennison Focused Blend (Class II)	Actual	$1,000.00	$ 726.70	1.25%	$5.35
	Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26

PSF PGIM Jennison Focused Blend (Class III)	Actual	$1,000.00	$ 727.10	1.10%	$4.71
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

PSF PGIM Jennison Growth (Class I)	Actual	$1,000.00	$ 642.90	0.62%	$2.53
	Hypothetical	$1,000.00	$1,021.72	0.62%	$3.11

PSF PGIM Jennison Growth (Class II)	Actual	$1,000.00	$ 641.60	1.02%	$4.15
	Hypothetical	$1,000.00	$1,019.74	1.02%	$5.11

PSF PGIM Jennison Growth (Class III)	Actual	$1,000.00	$ 642.00	0.87%	$3.54
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36

PSF PGIM Jennison Value (Class I)	Actual	$1,000.00	$ 866.50	0.42%	$1.94
	Hypothetical	$1,000.00	$1,022.71	0.42%	$2.11

PSF PGIM Jennison Value (Class II)	Actual	$1,000.00	$ 865.00	0.82%	$3.79
	Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11

PSF PGIM Jennison Value (Class III)	Actual	$1,000.00	$ 865.40	0.67%	$3.10
	Hypothetical	$1,000.00	$1,021.47	0.67%	$3.36

PSF PGIM Total Return Bond (Class I)	Actual	$1,000.00	$ 874.80	0.43%	$2.00
	Hypothetical	$1,000.00	$1,022.66	0.43%	$2.16

The Prudential Series Fund Fees and Expenses — unaudited (continued)	June 30, 2022

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

PSF PGIM Total Return Bond (Class III)	Actual	$1,000.00	$ 873.40	0.68%	$3.16
	Hypothetical	$1,000.00	$1,021.42	0.68%	$3.41

PSF Small-Cap Stock Index (Class I)	Actual	$1,000.00	$ 808.90	0.38%	$1.70
	Hypothetical	$1,000.00	$1,022.91	0.38%	$1.91

PSF Small-Cap Stock Index (Class III)	Actual	$1,000.00	$ 807.90	0.63%	$2.82
	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16

PSF Small-Cap Value (Class I)	Actual	$1,000.00	$ 821.40	0.96%	$4.34
	Hypothetical	$1,000.00	$1,020.03	0.96%	$4.81

PSF Stock Index (Class I)	Actual	$1,000.00	$ 799.30	0.29%	$1.29
	Hypothetical	$1,000.00	$1,023.36	0.29%	$1.45

PSF Stock Index (Class III)	Actual	$1,000.00	$ 798.30	0.54%	$2.41
	Hypothetical	$1,000.00	$1,022.12	0.54%	$2.71

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2022, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
USD	US Dollar
ZAR	South African Rand

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A — Annual payment frequency for swaps
ABS — Asset-Backed Security
Aces — Alternative Credit Enhancements Securities
ADR — American Depositary Receipt
BABs — Build America Bonds
BATE — CBOE- Europe – BXE Order Books
CDS — Credit Default Swap
CDX — Credit Derivative Index
CLO — Collateralized Loan Obligation
CVA — Certificate Van Aandelen (Bearer)
CVR — Contingent Value Rights
CVT — Convertible Security
DIP — Debtor-In-Possession
EAFE — Europe, Australasia, Far East
EMTN — Euro Medium Term Note
ETF — Exchange-Traded Fund
EURIBOR — Euro Interbank Offered Rate
FFCSB — Federal Farm Credit System Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association

GDR — Global Depositary Receipt
GMTN — Global Medium Term Note
GNMA — Government National Mortgage Association
iBoxx — Bond Market Indices
IO — Interest Only (Principal amount represents notional)
iTraxx — International Credit Derivative Index
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
M — Monthly payment frequency for swaps
MASTR — Morgan Stanley Structured Asset Security
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
OTC — Over-the-counter
PIK — Payment-in-Kind
PJSC — Public Joint-Stock Company
PRFC — Preference Shares
Q — Quarterly payment frequency for swaps
REITs — Real Estate Investment Trust
REMICS — Real Estate Mortgage Investment Conduit Security
S&P — Standard & Poor’s
SDR — Sweden Depositary Receipt
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
SPDR — Standard & Poor’s Depositary Receipts
STRIPs — Separate Trading of Registered Interest and Principal of Securities
T — Swap payment upon termination
TBA — To Be Announced
USAID — United States Agency for International Development
USOIS — United States Overnight Index Swap
XNGS — NASDAQ Global Select Exchange

SEE NOTES TO FINANCIAL STATEMENTS

A1

PSF GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.7%
COMMON STOCKS — 96.4%
Australia — 1.4%
Aristocrat Leisure Ltd.	185,820	$4,395,696
Aurizon Holdings Ltd.	303,400	796,482
Australia & New Zealand Banking Group Ltd.	61,200	930,364
Bank of Queensland Ltd.	88,200	405,292
Beach Energy Ltd.	395,200	468,491
BHP Group Ltd.	64,500	1,830,589
Fortescue Metals Group Ltd.	118,700	1,430,941
Harvey Norman Holdings Ltd.	315,300	807,263
Inghams Group Ltd.	420,300	748,872
Metcash Ltd.	412,500	1,206,423
Perenti Global Ltd.	432,300	194,998
Rio Tinto Ltd.	20,600	1,461,806
Service Stream Ltd.*	343,700	206,838
St. Barbara Ltd.	343,600	174,639
Stockland, REIT	279,500	696,137
Super Retail Group Ltd.	105,600	617,884
Woodside Energy Group Ltd.	11,655	255,836

		16,628,551

Austria — 0.2%
BAWAG Group AG, 144A*	16,000	670,275
OMV AG	33,700	1,584,529
Wienerberger AG	26,400	565,549

		2,820,353

Belgium — 0.3%
Bekaert SA	22,500	732,068
KBC Group NV	39,721	2,230,103
Telenet Group Holding NV	23,500	488,044
UCB SA	6,800	574,708

		4,024,923

Brazil — 0.2%
B3 SA - Brasil Bolsa Balcao	478,700	1,007,077
MercadoLibre, Inc.*	1,663	1,059,115
Yara International ASA	18,800	786,182

		2,852,374

Canada — 1.7%
Canadian National Railway Co.	41,037	4,616,025
Canadian Pacific Railway Ltd.(a)	41,623	2,906,950
Dollarama, Inc.	25,659	1,477,505
Intact Financial Corp.	8,683	1,224,740
Magna International, Inc.(a)	11,634	638,707
Shopify, Inc. (Class A Stock)*(a)	5,720	178,693
TC Energy Corp.(a)	114,807	5,948,151
Toronto-Dominion Bank (The)	48,727	3,195,343

		20,186,114

China — 0.4%
China Resources Cement Holdings Ltd.	1,042,000	700,066
Kingboard Holdings Ltd.	216,000	820,631
Lee & Man Paper Manufacturing Ltd.	1,049,000	450,806
NXP Semiconductors NV	9,830	1,455,135

	Shares	Value
COMMON STOCKS (continued)
China (cont’d.)
Xinyi Glass Holdings Ltd.	328,000	$786,263

		4,212,901

Denmark — 1.3%
AP Moller - Maersk A/S (Class B Stock)	400	936,216
Chr Hansen Holding A/S	31,091	2,286,740
Coloplast A/S (Class B Stock)	12,931	1,482,373
D/S Norden A/S	32,500	1,127,205
Danske Bank A/S	61,200	868,913
DSV A/S	14,502	2,038,925
Jyske Bank A/S*	19,600	962,374
Novo Nordisk A/S (Class B Stock)	32,598	3,626,558
Orsted A/S, 144A	22,002	2,318,462

		15,647,766

Finland — 0.4%
Neste OYJ	50,979	2,258,442
Nokia OYJ	243,000	1,126,511
Nordea Bank Abp	83,600	735,165
Valmet OYJ	27,100	664,318

		4,784,436

France — 5.0%
Airbus SE	56,000	5,451,120
Arkema SA	8,700	776,751
AXA SA	54,100	1,235,665
BNP Paribas SA	28,200	1,351,568
Bouygues SA	39,800	1,226,298
Capgemini SE	4,000	684,306
Carrefour SA	89,600	1,586,378
Cie de Saint-Gobain	15,800	680,010
Cie Generale des Etablissements Michelin SCA	22,400	610,000
Credit Agricole SA	78,500	720,213
Dassault Systemes SE	32,345	1,190,448
Euroapi SA*	1,377	21,895
Faurecia SE*	1,269	25,129
Ipsen SA	7,557	711,548
Kering SA	2,000	1,029,161
L’Oreal SA	6,082	2,102,034
LVMH Moet Hennessy Louis Vuitton SE	6,720	4,097,538
Nexity SA	13,100	351,094
Orange SA	140,000	1,647,658
Rubis SCA	22,100	517,118
Safran SA	42,463	4,193,572
Sanofi	31,700	3,186,184
Sartorius Stedim Biotech	6,080	1,912,732
Societe BIC SA	15,900	871,009
Societe Generale SA	28,600	628,540
Sopra Steria Group SACA	7,100	1,059,244
Teleperformance	4,573	1,410,908
TotalEnergies SE	58,800	3,095,648
TotalEnergies SE, ADR(a)	257,367	13,547,799
Vinci SA	36,353	3,241,691

		59,163,259

SEE NOTES TO FINANCIAL STATEMENTS.

A2

PSF GLOBAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Germany — 2.0%
Allianz SE	6,300	$1,204,602
Aurubis AG	10,800	733,679
Bayer AG	23,300	1,385,420
Bayerische Motoren Werke AG	15,630	1,202,920
Daimler Truck Holding AG*	8,800	229,909
Deutsche Post AG	70,000	2,630,227
Deutsche Telekom AG	45,300	899,725
Fresenius SE & Co. KGaA	18,600	564,483
HOCHTIEF AG	8,600	416,766
Infineon Technologies AG	86,575	2,103,181
Mercedes-Benz Group AG	25,800	1,492,644
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,600	611,820
Rational AG	1,434	832,612
Rheinmetall AG	12,300	2,842,361
Siemens AG, ADR	78,059	3,987,254
Siltronic AG	8,900	663,086
United Internet AG	18,400	523,886
Volkswagen AG	7,100	1,298,301

		23,622,876

Hong Kong — 0.4%
AIA Group Ltd.	216,600	2,351,949
PAX Global Technology Ltd.	933,000	740,721
Tongda Group Holdings Ltd.*	8,180,000	157,575
WH Group Ltd., 144A	1,173,500	919,032
Yue Yuen Industrial Holdings Ltd.	296,500	388,537

		4,557,814

India — 0.9%
HDFC Bank Ltd., ADR	45,167	2,482,378
Infosys Ltd., ADR	127,439	2,358,896
Reliance Industries Ltd., 144A, GDR	85,298	5,571,704

		10,412,978

Ireland — 0.9%
ICON PLC*	32,457	7,033,432
Kingspan Group PLC	28,496	1,717,382
Ryanair Holdings PLC, ADR*	31,733	2,134,044

		10,884,858

Italy — 0.4%
A2A SpA	546,200	694,356
Enel SpA	103,800	568,815
Leonardo SpA	97,000	998,493
Mediobanca Banca di Credito Finanziario SpA	87,600	759,284
Piaggio & C SpA	176,400	414,133
Pirelli & C SpA, 144A	171,800	699,066
UnipolSai Assicurazioni SpA	253,700	607,968

		4,742,115

Japan — 4.4%
AGC, Inc.	6,000	208,113
Aozora Bank Ltd.	36,000	698,804
Asahi Intecc Co. Ltd.	42,300	637,163
Brother Industries Ltd.	44,300	777,486

	Shares	Value
COMMON STOCKS (continued)
Japan (cont’d.)
Credit Saison Co. Ltd.	42,600	$487,726
Daihen Corp.	25,000	773,252
Dai-ichi Life Holdings, Inc.	39,900	729,372
Daikin Industries Ltd.	11,400	1,823,561
Daiwa House Industry Co. Ltd.	31,900	742,024
DCM Holdings Co. Ltd.	71,900	549,489
DTS Corp.	30,500	676,841
EDION Corp.	63,900	599,331
Fuji Corp.	34,400	505,502
Gunze Ltd.	17,000	460,796
Haseko Corp.	53,900	631,439
Hazama Ando Corp.	119,600	741,857
Honda Motor Co. Ltd.	61,600	1,480,366
Hoya Corp.	19,700	1,694,855
Isuzu Motors Ltd.	78,200	860,677
ITOCHU Corp.	54,300	1,470,846
Itoham Yonekyu Holdings, Inc.	117,500	598,456
Japan Airlines Co. Ltd.*	35,700	625,119
Japan Aviation Electronics Industry Ltd.	46,000	690,917
KDDI Corp.	45,300	1,430,403
Keiyo Bank Ltd. (The)	76,500	268,517
Keyence Corp.	6,300	2,138,868
Lintec Corp.	30,000	507,563
Marubeni Corp.	112,900	1,016,475
Medipal Holdings Corp.	30,600	431,257
Mitsubishi Gas Chemical Co., Inc.	26,000	374,442
Mitsubishi HC Capital, Inc.	210,100	968,310
Mitsubishi UFJ Financial Group, Inc.	214,300	1,143,609
Mitsui & Co. Ltd.	56,300	1,241,335
Mitsui Chemicals, Inc.	42,400	903,034
Mizuho Financial Group, Inc.	73,620	833,450
Nihon M&A Center Holdings, Inc.	70,200	745,101
Nippon Telegraph & Telephone Corp.	107,900	3,097,981
Nishi-Nippon Financial Holdings, Inc.	48,600	268,419
Nisshin Oillio Group Ltd. (The)	17,200	397,615
Nomura Holdings, Inc.	270,700	986,684
Nomura Real Estate Holdings, Inc.	28,300	691,286
Obayashi Corp.	97,500	708,839
Ono Pharmaceutical Co. Ltd.	45,400	1,162,360
ORIX Corp.	65,000	1,086,927
Rengo Co. Ltd.	134,300	727,975
Resona Holdings, Inc.	366,600	1,365,104
Sankyu, Inc.	18,100	520,095
Sawai Group Holdings Co. Ltd.	14,300	433,386
Seino Holdings Co. Ltd.	72,500	579,735
SKY Perfect JSAT Holdings, Inc.	151,000	600,517
Sompo Holdings, Inc.	15,600	683,978
Sumitomo Heavy Industries Ltd.	32,300	715,999
Sumitomo Mitsui Financial Group, Inc.	40,900	1,209,457
Taisei Corp.	19,200	597,120
Teijin Ltd.	67,300	699,264
Toagosei Co. Ltd.	28,700	213,059
Tokuyama Corp.	26,500	335,575
Tokyo Seimitsu Co. Ltd.	20,300	664,377
Towa Pharmaceutical Co. Ltd.	28,200	511,472
Transcosmos, Inc.	25,100	644,512
Tsubakimoto Chain Co.	17,000	379,616
UBE Corp.	41,500	614,049

SEE NOTES TO FINANCIAL STATEMENTS.

A3

PSF GLOBAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (cont’d.)
Yokohama Rubber Co. Ltd. (The)	62,000	$835,831

		51,197,588

Netherlands — 1.7%
ABN AMRO Bank NV, 144A, CVA	45,300	510,214
Adyen NV, 144A*	1,721	2,504,211
Aegon NV	215,700	935,013
ASML Holding NV (BATE)	6,164	2,933,729
ASML Holding NV (XNGS)	6,994	3,328,305
ASR Nederland NV	21,200	859,015
ING Groep NV	71,300	707,063
Koninklijke Ahold Delhaize NV	89,100	2,323,620
NN Group NV	18,700	849,627
Randstad NV	14,700	713,450
Shell PLC	141,000	3,640,118

		19,304,365

New Zealand — 0.1%
Air New Zealand Ltd.*	1,456,800	519,054
Fisher & Paykel Healthcare Corp. Ltd.	71,274	887,183

		1,406,237

Norway — 0.3%
DNB Bank ASA	53,600	959,476
Equinor ASA	41,200	1,437,735
TOMRA Systems ASA	46,366	859,083

		3,256,294

Singapore — 0.1%
DBS Group Holdings Ltd.	41,200	881,621
Venture Corp. Ltd.	26,000	311,687

		1,193,308

South Africa — 0.2%
Anglo American PLC	48,300	1,727,535

Spain — 0.8%
Amadeus IT Group SA*	77,152	4,295,149
Banco Santander SA	249,200	703,236
Endesa SA	37,700	711,818
Mapfre SA	494,400	873,633
Repsol SA(a)	117,700	1,728,781
Telefonica SA	176,500	898,812

		9,211,429

Sweden — 1.2%
Atlas Copco AB (Class A Stock)	192,363	1,799,169
Boliden AB	35,400	1,124,594
Electrolux AB (Class B Stock)	38,800	523,082
EQT AB	40,019	819,126
Evolution AB, 144A	12,984	1,178,314
Hexagon AB (Class B Stock)	260,283	2,706,107
Husqvarna AB (Class B Stock)	95,900	705,095
Indutrade AB	40,559	739,985
Securitas AB (Class B Stock)	65,700	567,448
Skanska AB (Class B Stock)	31,100	477,703
SKF AB (Class B Stock)	70,400	1,037,773
Swedbank AB (Class A Stock)	27,700	349,966
Swedish Orphan Biovitrum AB*	30,200	653,212

	Shares	Value
COMMON STOCKS (continued)
Sweden (cont’d.)
Volvo AB (Class B Stock)	113,600	$1,764,692

		14,446,266

Switzerland — 2.3%
Adecco Group AG	25,100	851,975
Baloise Holding AG	6,000	979,049
Credit Suisse Group AG	75,100	427,482
Helvetia Holding AG	10,600	1,239,944
Holcim AG*	20,100	860,085
Julius Baer Group Ltd.	11,700	539,328
Lonza Group AG	6,596	3,513,180
Novartis AG	47,700	4,031,278
Partners Group Holding AG	2,075	1,868,250
Sika AG	7,704	1,774,660
Straumann Holding AG	23,075	2,770,569
Swiss Life Holding AG	4,900	2,384,520
TE Connectivity Ltd.	26,488	2,997,117
UBS Group AG	166,700	2,691,940

		26,929,377

Taiwan — 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	197,000	3,151,498

United Kingdom — 4.6%
3i Group PLC	52,800	711,715
Ashtead Group PLC	41,686	1,742,179
AstraZeneca PLC	33,503	4,407,381
Aviva PLC	149,720	732,524
BAE Systems PLC	277,500	2,801,623
Barratt Developments PLC	61,900	344,256
Bellway PLC	23,200	607,652
British American Tobacco PLC	63,000	2,696,232
BT Group PLC	455,900	1,035,003
Bunzl PLC	92,183	3,046,817
Centrica PLC*	457,200	445,114
CK Hutchison Holdings Ltd.	155,500	1,062,504
CNH Industrial NV	79,500	921,358
Compass Group PLC	210,313	4,299,879
Crest Nicholson Holdings PLC	143,814	426,699
Diageo PLC	71,237	3,067,595
Experian PLC	75,767	2,216,246
Go-Ahead Group PLC (The)*	34,500	664,131
Halma PLC	34,735	848,331
Imperial Brands PLC	56,400	1,261,397
International Consolidated Airlines Group SA*(a)	150,000	196,779
Investec PLC	79,700	433,516
J Sainsbury PLC	458,700	1,140,098
Keller Group PLC	48,200	426,356
Kingfisher PLC	357,200	1,060,516
Legal & General Group PLC	302,800	882,123
Linde PLC(a)	9,023	2,594,383
Lloyds Banking Group PLC	1,666,000	857,961
London Stock Exchange Group PLC	31,582	2,938,196
Marks & Spencer Group PLC*	279,900	461,108
Micro Focus International PLC	73,300	248,350
Ninety One PLC	10,959	26,316
Paragon Banking Group PLC	105,900	631,821

SEE NOTES TO FINANCIAL STATEMENTS.

A4

PSF GLOBAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (cont’d.)
Premier Foods PLC	357,756	$490,995
Redde Northgate PLC	108,700	449,314
Redrow PLC	77,600	462,501
Rentokil Initial PLC	443,179	2,562,680
Segro PLC, REIT	126,894	1,512,135
Spirax-Sarco Engineering PLC	9,352	1,126,702
Tate & Lyle PLC	83,228	760,670
Taylor Wimpey PLC	263,400	374,700
Tesco PLC	213,800	663,943
Vistry Group PLC	29,222	297,019

		53,936,818

United States — 64.9%
Abbott Laboratories	64,083	6,962,618
AbbVie, Inc.	53,801	8,240,161
Adobe, Inc.*	34,451	12,611,133
Air Products & Chemicals, Inc.	4,960	1,192,781
Alphabet, Inc. (Class A Stock)*	10,129	22,073,725
Alphabet, Inc. (Class C Stock)*	3,692	8,076,065
Amazon.com, Inc.*	181,400	19,266,494
Ameren Corp.	59,010	5,332,144
American Express Co.	12,089	1,675,777
American International Group, Inc.	176,642	9,031,705
American Tower Corp., REIT	14,292	3,652,892
AMETEK, Inc.	31,958	3,511,865
Aon PLC (Class A Stock)	19,614	5,289,504
Apple, Inc.	125,306	17,131,836
Applied Materials, Inc.	36,599	3,329,777
Arthur J. Gallagher & Co.	6,066	989,001
Atlassian Corp. PLC (Class A Stock)*	13,693	2,566,068
Autodesk, Inc.*	13,639	2,345,362
AvalonBay Communities, Inc., REIT	44,299	8,605,081
Bank of America Corp.	123,890	3,856,696
Becton, Dickinson & Co.	52,283	12,889,328
Best Buy Co., Inc.(a)	40,150	2,617,379
Black Knight, Inc.*	15,049	984,054
Block, Inc.*(a)	12,901	792,895
Boeing Co. (The)*	14,753	2,017,030
Boston Scientific Corp.*	149,033	5,554,460
Bristol-Myers Squibb Co.	67,542	5,200,734
Bumble, Inc. (Class A Stock)*(a)	16,689	469,795
Bunge Ltd.	17,869	1,620,540
Cadence Design Systems, Inc.*	22,130	3,320,164
CF Industries Holdings, Inc.	47,050	4,033,597
Charles Schwab Corp. (The)	123,561	7,806,584
Charter Communications, Inc. (Class A
Stock)*	8,248	3,864,435
Chipotle Mexican Grill, Inc.*	1,655	2,163,515
Chubb Ltd.	51,253	10,075,315
Cigna Corp.	31,472	8,293,501
Cisco Systems, Inc.	75,045	3,199,919
Citigroup, Inc.	77,155	3,548,358
Citrix Systems, Inc.	37,130	3,607,922
Clarivate PLC*(a)	102,248	1,417,157
CME Group, Inc.	24,352	4,984,854
Coca-Cola Co. (The)	78,203	4,919,751
Colgate-Palmolive Co.	59,714	4,785,480
Comcast Corp. (Class A Stock)	109,956	4,314,673
Conagra Brands, Inc.	238,967	8,182,230

	Shares	Value
COMMON STOCKS (continued)
United States (cont’d.)
ConocoPhillips	65,483	$5,881,028
CoStar Group, Inc.*	47,999	2,899,620
Cummins, Inc.	36,354	7,035,590
CVS Health Corp.	42,461	3,934,436
Danaher Corp.	37,802	9,583,563
Dollar Tree, Inc.*	10,051	1,566,448
Edwards Lifesciences Corp.*	40,589	3,859,608
Elanco Animal Health, Inc.*	125,611	2,465,744
Electronic Arts, Inc.	28,358	3,449,751
Elevance Health, Inc.	19,707	9,510,204
Entergy Corp.	36,970	4,164,301
EOG Resources, Inc.	13,694	1,512,365
Equifax, Inc.	15,583	2,848,261
Equinix, Inc., REIT	7,466	4,905,311
Equitable Holdings, Inc.	217,686	5,675,074
Estee Lauder Cos., Inc. (The) (Class A Stock)	21,746	5,538,054
Exxon Mobil Corp.	70,049	5,998,996
Fifth Third Bancorp(a)	47,226	1,586,794
Fiserv, Inc.*	93,314	8,302,147
General Electric Co.	179,088	11,402,533
Globant SA*	4,656	810,144
Goldman Sachs Group, Inc. (The)	16,441	4,883,306
GSK PLC	227,100	4,891,775
Hess Corp.	15,003	1,589,418
Hilton Worldwide Holdings, Inc.	30,443	3,392,568
Hologic, Inc.*	52,790	3,658,347
Huntington Bancshares, Inc.	352,499	4,240,563
Illinois Tool Works, Inc.	7,627	1,390,021
International Flavors & Fragrances, Inc.	56,820	6,768,398
International Paper Co.	222,164	9,293,120
Intuit, Inc.	22,811	8,792,272
Johnson & Johnson	61,623	10,938,699
Johnson Controls International PLC	37,770	1,808,428
Kimberly-Clark Corp.	52,639	7,114,161
Kohl’s Corp.(a)	50,383	1,798,169
L3Harris Technologies, Inc.	16,392	3,961,946
Lam Research Corp.	7,436	3,168,851
Las Vegas Sands Corp.*	81,575	2,740,104
Lululemon Athletica, Inc.*	13,406	3,654,610
Mastercard, Inc. (Class A Stock)	40,824	12,879,156
Match Group, Inc.*	32,232	2,246,248
Medtronic PLC	76,649	6,879,248
Merck & Co., Inc.	75,518	6,884,976
Meta Platforms, Inc. (Class A Stock)*	30,237	4,875,716
Microsoft Corp.	188,398	48,386,258
Morgan Stanley	30,124	2,291,231
MSCI, Inc.	15,755	6,493,423
News Corp. (Class A Stock)	358,854	5,590,945
NextEra Energy, Inc.	73,973	5,729,949
NIKE, Inc. (Class B Stock)	25,133	2,568,593
NVIDIA Corp.	49,116	7,445,494
Pfizer, Inc.	102,333	5,365,319
Philip Morris International, Inc.	66,694	6,585,366
QUALCOMM, Inc.	84,007	10,731,054
Roche Holding AG	13,400	4,471,834
Roper Technologies, Inc.	4,835	1,908,133
RPM International, Inc.	35,990	2,833,133
Salesforce, Inc.*	23,458	3,871,508

SEE NOTES TO FINANCIAL STATEMENTS.

A5

PSF GLOBAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (cont’d.)
Sempra Energy	59,396	$8,925,437
ServiceNow, Inc.*	9,605	4,567,370
Sherwin-Williams Co. (The)	25,934	5,806,882
Signify NV, 144A	27,400	909,966
Southern Co. (The)	199,283	14,210,871
Southwest Airlines Co.*	74,985	2,708,458
Stellantis NV	74,557	921,072
Stericycle, Inc.*(a)	62,515	2,741,283
STERIS PLC	8,891	1,832,880
Synopsys, Inc.*	8,786	2,668,308
Take-Two Interactive Software, Inc.*	7,221	884,789
Tenaris SA	150,095	1,928,249
Texas Instruments, Inc.	32,839	5,045,712
Thermo Fisher Scientific, Inc.	23,874	12,970,267
TJX Cos., Inc. (The)	117,190	6,545,062
TransUnion	42,095	3,367,179
Tyson Foods, Inc. (Class A Stock)	10,623	914,215
United Parcel Service, Inc. (Class B Stock)	64,795	11,827,679
UnitedHealth Group, Inc.	3,627	1,862,936
Verisk Analytics, Inc.	33,578	5,812,016
Vertex Pharmaceuticals, Inc.*	18,197	5,127,733
Visa, Inc. (Class A Stock)(a)	55,329	10,893,727
Vulcan Materials Co.	35,248	5,008,741
Walmart, Inc.	69,726	8,477,287
Walt Disney Co. (The)*	81,996	7,740,422
Wells Fargo & Co.	325,938	12,766,992
Welltower, Inc., REIT(a)	37,362	3,076,761
Weyerhaeuser Co., REIT	233,334	7,728,022
Zimmer Biomet Holdings, Inc.	66,970	7,035,868
Zoetis, Inc.	31,167	5,357,296

		761,120,147

TOTAL COMMON STOCKS (cost $1,014,563,883)		1,131,422,180

PREFERRED STOCKS — 0.3%
Germany — 0.1%
Porsche Automobil Holding SE (PRFC)	11,600	765,303

United States — 0.2%
Becton, Dickinson & Co., Series B, CVT, 6.000%, Maturing 06/01/23(a)	18,231	901,705
Elanco Animal Health, Inc., CVT, 5.000%, Maturing 02/01/23	2,497	80,004
Southern Co. (The), Series 2019, CVT, 6.750%, Maturing 08/01/22	30,280	1,604,234

		2,585,943

TOTAL PREFERRED STOCKS (cost $3,222,868)		3,351,246

TOTAL LONG-TERM INVESTMENTS (cost $1,017,786,751)		1,134,773,426

	Shares	Value

SHORT-TERM INVESTMENTS — 6.1%

AFFILIATED MUTUAL FUNDS — 5.1%
PGIM Core Ultra Short Bond Fund(wa)	16,917,852	$16,917,852
PGIM Institutional Money Market Fund (cost $42,323,930; includes $42,288,477 of cash collateral for securities on loan)(b)(wa)	42,379,353	42,341,212

TOTAL AFFILIATED MUTUAL FUNDS (cost $59,241,782)		59,259,064

UNAFFILIATED FUND — 1.0%
Dreyfus Government Cash Management (Institutional Shares)	11,926,829	11,926,829

(cost $11,926,829)
TOTAL SHORT-TERM INVESTMENTS (cost $71,168,611)		71,185,893

TOTAL INVESTMENTS—102.8% (cost $1,088,955,362)		1,205,959,319
Liabilities in excess of other assets — (2.8)%		(33,120,360)

NET ASSETS — 100.0%		$1,172,838,959

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $40,911,405; cash collateral of $42,288,477 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

SEE NOTES TO FINANCIAL STATEMENTS.

A6

PSF GLOBAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$16,628,551	$—
Austria	—	2,820,353	—
Belgium	—	4,024,923	—
Brazil	2,066,192	786,182	—
Canada	20,186,114	—	—
China	1,455,135	2,757,766	—
Denmark	—	15,647,766	—
Finland	—	4,784,436	—
France	13,547,799	45,615,460	—
Germany	3,987,254	19,635,622	—
Hong Kong	—	4,557,814	—
India	4,841,274	5,571,704	—
Ireland	9,167,476	1,717,382	—
Italy	—	4,742,115	—
Japan	—	51,197,588	—
Netherlands	3,328,305	15,976,060	—
New Zealand	—	1,406,237	—
Norway	—	3,256,294	—
Singapore	—	1,193,308	—
South Africa	—	1,727,535	—
Spain	—	9,211,429	—
Sweden	—	14,446,266	—
Switzerland	2,997,117	23,932,260	—
Taiwan	—	3,151,498	—
United Kingdom	2,594,383	51,342,435	—
United States	747,997,251	13,122,896	—
Preferred Stocks
Germany	—	765,303	—
United States	2,585,943	—	—
Short-Term Investments
Affiliated Mutual Funds	59,259,064	—	—
Unaffiliated Fund	11,926,829	—	—

Total	$885,940,136	$320,019,183	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Software	8.2%
Pharmaceuticals	5.5
Affiliated Mutual Funds (3.6% represents investments purchased with collateral from securities on loan)	5.1
Health Care Equipment & Supplies	4.9
Banks	4.6
Oil, Gas & Consumable Fuels	4.4
IT Services	4.1
Insurance	4.0
Semiconductors & Semiconductor Equipment	3.8
Capital Markets	3.4
Interactive Media & Services	3.2

Life Sciences Tools & Services	3.0%
Chemicals	2.6
Equity Real Estate Investment Trusts (REITs)	2.6
Electric Utilities	2.5
Health Care Providers & Services	2.1
Professional Services	1.9
Aerospace & Defense	1.8
Internet & Direct Marketing Retail	1.7
Machinery	1.7
Hotels, Restaurants & Leisure	1.6
Technology Hardware, Storage & Peripherals	1.6
Industrial Conglomerates	1.4

SEE NOTES TO FINANCIAL STATEMENTS.

A7

PSF GLOBAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification (continued):

Multi-Utilities	1.4%
Air Freight & Logistics	1.3
Food & Staples Retailing	1.3
Media	1.2
Food Products	1.2
Biotechnology	1.2
Entertainment	1.1
Electronic Equipment, Instruments & Components	1.1
Household Products	1.0
Unaffiliated Fund	1.0
Textiles, Apparel & Luxury Goods	0.9
Specialty Retail	0.9
Tobacco	0.9
Containers & Packaging	0.9
Metals & Mining	0.9
Road & Rail	0.8
Trading Companies & Distributors	0.7
Automobiles	0.7
Diversified Telecommunication Services	0.7
Beverages	0.7
Diversified Financial Services	0.7
Personal Products	0.7
Building Products	0.7

Construction & Engineering	0.6%
Commercial Services & Supplies	0.6
Construction Materials	0.6
Airlines	0.5
Multiline Retail	0.5
Electrical Equipment	0.5
Communications Equipment	0.4
Auto Components	0.3
Household Durables	0.2
Marine	0.2
Energy Equipment & Services	0.2
Real Estate Management & Development	0.2
Consumer Finance	0.1
Wireless Telecommunication Services	0.1
Thrifts & Mortgage Finance	0.1
Gas Utilities	0.0 *
Paper & Forest Products	0.0 *

102.8
Liabilities in excess of other assets	(2.8)

100.0%

*	Less than +/- 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$40,911,405	$(40,911,405)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A8

PSF GLOBAL PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value, including securities on loan of $40,911,405:
Unaffiliated investments (cost $1,029,713,580)	$1,146,700,255
Affiliated investments (cost $59,241,782)	59,259,064
Foreign currency, at value (cost $5,346,133)	5,219,502
Receivable for investments sold	4,730,904
Tax reclaim receivable	2,165,958
Dividends and interest receivable	1,658,710
Receivable from affiliate	12,633
Receivable for Portfolio shares sold	3,259
Prepaid expenses	2,109

Total Assets	1,219,752,394

LIABILITIES
Payable to broker for collateral for securities on loan	42,288,477
Payable for investments purchased	2,777,717
Payable to affiliate	889,560
Management fee payable	698,476
Payable for Portfolio shares purchased	151,910
Accrued expenses and other liabilities	105,113
Trustees’ fees payable	1,091
Affiliated transfer agent fee payable	980
Distribution fee payable	111

Total Liabilities	46,913,435

NET ASSETS	$1,172,838,959

Net assets were comprised of:
Partners’ Equity	$1,172,838,959

Class I:
Net asset value and redemption price per share, $1,172,312,397 / 26,127,928 outstanding shares of beneficial interest	$44.87

Class III:
Net asset value and redemption price per share, $526,562 / 11,771 outstanding shares of beneficial interest	$44.73

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $1,170,809 foreign withholding tax, of which $131,084 is reimbursable by an affiliate)	$14,573,154
Income from securities lending, net (including affiliated income of $20,743)	59,027
Affiliated dividend income	57,330
Interest income	3,514

Total income	14,693,025

EXPENSES
Management fee	4,985,317
Distribution fee—Class III	567
Custodian and accounting fees	115,317
Shareholders’ reports	33,164
Trustees’ fees	15,161
Audit fee	14,282
Legal fees and expenses	14,050
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	28,796

Total expenses	5,211,951
Less: Fee waivers and/or expense reimbursement	(269,455)

Net expenses	4,942,496

NET INVESTMENT INCOME (LOSS)	9,750,529

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(7,728))	137,567,654
Foreign currency transactions	(258,672)

137,308,982

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $325)	(463,034,967)
Foreign currencies	(197,085)

(463,232,052)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(325,923,070)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(316,172,541)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$9,750,529	$12,649,098
Net realized gain (loss) on investment and foreign currency transactions	137,308,982	117,432,711
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(463,232,052)	113,015,658

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(316,172,541)	243,097,467

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	9,419,887	17,833,148
Portfolio shares purchased	(39,084,285)	(119,303,863)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(29,664,398)	(101,470,715)

TOTAL INCREASE (DECREASE)	(345,836,939)	141,626,752
NET ASSETS:
Beginning of period	1,518,675,898	1,377,049,146

End of period	$1,172,838,959	$1,518,675,898

SEE NOTES TO FINANCIAL STATEMENTS.

A9

PSF GLOBAL PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$56.82		$48.06	$41.49	$31.83		$34.33		$27.50

Income (Loss) From Investment Operations:
Net investment income (loss)	0.37		0.46	0.41	0.52		0.47		0.42
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(12.32)		8.30	6.16	9.14		(2.99)		6.41

Total from investment operations	(11.95)		8.76	6.57	9.66		(2.52)		6.83

Capital Contributions	—		—	—	—	(b)(c)	0.02	(b)	—

Net Asset Value, end of period	$44.87		$56.82	$48.06	$41.49		$31.83		$34.33

Total Return(d)	(21.03)%		18.23%	15.84%	30.39	%(e)	(7.28	)%(f)	24.84%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,172.3		$1,518.5	$1,377.0	$1,263.7		$1,006.6		$1,132.9
Average net assets (in millions)	$1,340.0		$1,472.2	$1,190.6	$1,157.5		$1,139.9		$1,051.8
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.74	%(h)	0.74%	0.76%	0.77%		0.77%		0.79%
Expenses before waivers and/or expense reimbursement	0.78	%(h)	0.78%	0.80%	0.80%		0.80%		0.81%
Net investment income (loss)	1.47	%(h)	0.86%	1.01%	1.41%		1.33%		1.34%
Portfolio turnover rate(i)	36%		21%	34%	26%		28%		33%

Class III
	Six Months Ended June 30, 2022		April 26, 2021(j) through December 31, 2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$56.72		$53.13

Income (Loss) From Investment Operations:
Net investment income (loss)	0.37		0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(12.36)		3.44

Total from investment operations	(11.99)		3.59

Net Asset Value, end of period	$44.73		$56.72

Total Return(d)	(21.14)%		6.76%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.5		$0.2
Average net assets (in millions)	$0.5		$0.1
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.99	%(h)	0.99	%(k)
Expenses before waivers and/or expense reimbursement	1.03	%(h)	1.03	%(k)
Net investment income (loss)	1.48	%(h)	0.40	%(k)
Portfolio turnover rate(i)	36%		21%
(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (7.34)%.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(j)	Commencement of offering.
(k)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A10

PSF INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 95.8%

COMMON STOCKS — 94.8%
Australia — 0.9%
Aristocrat Leisure Ltd.	27,907	$660,159

Austria — 0.4%
BAWAG Group AG, 144A*	7,372	308,829

Belgium — 0.5%
KBC Group NV	5,965	334,900

Brazil — 1.5%
B3 SA - Brasil Bolsa Balcao	72,000	151,472
MercadoLibre, Inc.*	1,030	655,976
NU Holdings Ltd. (Class A Stock)*(a)	58,579	219,085

		1,026,533

Canada — 2.5%
Canadian National Railway Co.	6,171	694,141
Dollarama, Inc.	3,864	222,498
Intact Financial Corp.	1,307	184,353
Toronto-Dominion Bank (The)	10,051	659,109

		1,760,101

China — 2.1%
BYD Co. Ltd. (Class H Stock)	15,225	610,938
NXP Semiconductors NV	1,190	176,156
Shenzhou International Group Holdings Ltd.	20,800	251,470
Wuxi Biologics Cayman, Inc., 144A*	44,235	405,440

		1,444,004

Denmark — 3.8%
Chr Hansen Holding A/S	4,681	344,287
Coloplast A/S (Class B Stock)	1,942	222,626
DSV A/S	2,178	306,218
Novo Nordisk A/S (Class B Stock)	13,177	1,465,954
Orsted A/S, 144A	3,304	348,159

		2,687,244

Finland — 1.0%
Neste OYJ	7,667	339,659
Nordea Bank Abp	37,025	325,592

		665,251

France — 14.2%
Air Liquide SA	1,453	195,687
Airbus SE	8,433	820,880
Arkema SA	1,822	162,671
Bureau Veritas SA	9,757	250,546
Dassault Systemes SE	26,860	988,575
Hermes International	582	653,803
Kering SA	781	401,887
L’Oreal SA	3,670	1,268,409
LVMH Moet Hennessy Louis Vuitton SE	2,615	1,594,503
Pernod Ricard SA	6,864	1,260,090
Remy Cointreau SA	2,494	436,849
Safran SA	6,377	629,782
Sartorius Stedim Biotech	914	287,539
Teleperformance	1,447	446,443

	Shares	Value

COMMON STOCKS (continued)
France (cont’d.)
Vinci SA	5,460	$486,882

		9,884,546

Germany — 4.4%
adidas AG	1,824	322,640
Beiersdorf AG	4,491	459,275
Brenntag SE	6,947	453,133
Deutsche Boerse AG	2,548	426,740
HelloFresh SE*	5,081	164,370
Infineon Technologies AG	13,002	315,860
Rational AG	215	124,834
SAP SE	622	56,492
SAP SE, ADR	4,113	373,131
Symrise AG	3,636	396,488

		3,092,963

Hong Kong — 2.7%
AIA Group Ltd.	77,200	838,275
Prudential PLC	28,298	350,670
Techtronic Industries Co. Ltd.	67,386	703,632

		1,892,577

India — 2.8%
HDFC Bank Ltd., ADR	14,343	788,291
Infosys Ltd., ADR(a)	19,286	356,984
Reliance Industries Ltd., 144A, GDR	12,734	831,791

		1,977,066

Ireland — 4.4%
AerCap Holdings NV*	4,147	169,778
CRH PLC	14,031	483,222
ICON PLC*	4,643	1,006,138
Kerry Group PLC (Class A Stock)	4,354	417,282
Kingspan Group PLC	4,283	258,126
Ryanair Holdings PLC, ADR*	4,772	320,917
Smurfit Kappa Group PLC	11,691	393,155

		3,048,618

Italy — 2.1%
Brunello Cucinelli SpA	12,585	569,125
Ferrari NV	4,179	767,322
Nexi SpA, 144A*	17,157	142,499

		1,478,946

Japan — 7.9%
Asahi Intecc Co. Ltd.	6,400	96,403
Daikin Industries Ltd.	1,700	271,935
Disco Corp.	900	213,078
Fujitsu Ltd.	2,900	361,508
GMO Payment Gateway, Inc.	1,051	74,049
Hoya Corp.	3,000	258,100
Keyence Corp.	2,162	734,005
Koito Manufacturing Co. Ltd.	4,700	148,168
Menicon Co. Ltd.	12,109	277,600
MISUMI Group, Inc.	7,600	161,843
Nihon M&A Center Holdings, Inc.	10,600	112,508
Olympus Corp.	20,100	402,988
Otsuka Corp.	8,400	248,608

SEE NOTES TO FINANCIAL STATEMENTS.

A11

PSF INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (cont’d.)
SCSK Corp.	21,900	$369,600
SMC Corp.	800	354,537
Sony Group Corp.	8,400	683,328
TechnoPro Holdings, Inc.	11,200	223,426
Terumo Corp.	16,900	515,619

		5,507,303

Luxembourg — 0.5%
Eurofins Scientific SE	4,307	339,369

Netherlands — 6.3%
Adyen NV, 144A*	720	1,047,665
Argenx SE, ADR*(a)	2,112	800,195
ASML Holding NV	2,964	1,410,703
Heineken NV	4,261	389,434
Koninklijke DSM NV	1,344	193,619
Koninklijke Philips NV	195	4,199
Shell PLC	11,537	297,840
Universal Music Group NV	12,697	255,066

		4,398,721

New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	10,719	133,425

Norway — 0.2%
TOMRA Systems ASA	6,982	129,364

Singapore — 0.6%
DBS Group Holdings Ltd.	18,864	403,663

Spain — 0.9%
Amadeus IT Group SA*	11,587	645,063

Sweden — 2.1%
Atlas Copco AB (Class A Stock)	28,969	270,947
Autoliv, Inc.	5,775	413,317
EQT AB	6,018	123,179
Evolution AB, 144A	1,955	177,419
Hexagon AB (Class B Stock)	39,098	406,493
Indutrade AB	6,092	111,146

		1,502,501

Switzerland — 9.6%
Alcon, Inc.	8,945	622,811
Cie Financiere Richemont SA (Class A Stock)	4,335	462,505
Givaudan SA	124	435,845
Julius Baer Group Ltd.	5,832	268,834
Lonza Group AG	2,635	1,403,461
Novartis AG	10,553	891,867
Partners Group Holding AG	312	280,913
SIG Group AG*	16,637	366,192
Sika AG	1,157	266,521
Sonova Holding AG	1,980	629,496
Straumann Holding AG	5,655	678,985
UBS Group AG	23,655	381,991

		6,689,421

Taiwan — 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	30,000	479,923

	Shares	Value
COMMON STOCKS (continued)
Taiwan (cont’d.)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,409	$605,686

		1,085,609

United Kingdom — 15.3%
Ashtead Group PLC	15,728	657,319
AstraZeneca PLC	5,032	661,969
Bunzl PLC	33,575	1,109,715
Compass Group PLC	65,737	1,344,002
DCC PLC	8,037	500,006
Diageo PLC	24,984	1,075,857
Experian PLC	20,071	587,093
Fevertree Drinks PLC	10,235	151,879
Halma PLC	5,217	127,414
Linde PLC(a)	1,355	389,603
Lloyds Banking Group PLC	691,496	356,108
London Stock Exchange Group PLC	11,614	1,080,495
Petershill Partners PLC, 144A	107,935	283,672
RELX PLC	21,240	574,238
Rentokil Initial PLC	66,648	385,392
Segro PLC, REIT	19,058	227,105
Smith & Nephew PLC	23,357	325,509
Spirax-Sarco Engineering PLC	1,404	169,150
St. James’s Place PLC	7,816	104,707
Travis Perkins PLC	15,460	182,627
Unilever PLC	3,387	154,533
Weir Group PLC (The)	12,084	200,232

		10,648,625

United States — 6.0%
Aon PLC (Class A Stock)	1,666	449,287
Atlassian Corp. PLC (Class A Stock)*	1,233	231,064
Ferguson PLC	2,554	283,046
Globant SA*	2,155	374,970
Lululemon Athletica, Inc.*	2,455	669,258
QIAGEN NV*	13,654	644,469
Roche Holding AG	2,714	905,713
Schneider Electric SE	2,717	321,002
Tenaris SA	22,542	289,594

		4,168,403

Uruguay — 0.3%
Dlocal Ltd.*(a)	8,867	232,759

TOTAL COMMON STOCKS (cost $59,970,616)		66,145,963

PREFERRED STOCK — 1.0%
Germany
Sartorius AG (PRFC)	2,093	732,934

(cost $191,677)

TOTAL LONG-TERM INVESTMENTS (cost $60,162,293)		66,878,897

SHORT-TERM INVESTMENTS — 6.5%
AFFILIATED MUTUAL FUNDS — 5.1%
PGIM Core Ultra Short Bond Fund(wa)	1,797,665	1,797,665

SEE NOTES TO FINANCIAL STATEMENTS.

A12

PSF INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (continued)
PGIM Institutional Money Market Fund (cost $1,777,442; includes $1,775,978 of cash collateral for securities on loan)(b)(wa)	1,779,322	$1,777,720

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,575,107)		3,575,385

UNAFFILIATED FUND — 1.4%
BlackRock Liquidity FedFund (Institutional Shares)	928,859	928,859

(cost $928,859)

TOTAL SHORT-TERM INVESTMENTS (cost $4,503,966)		4,504,244

TOTAL INVESTMENTS—102.3% (cost $64,666,259)		71,383,141

Liabilities in excess of other assets — (2.3)%		(1,610,353)

NET ASSETS — 100.0%		$69,772,788

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,734,343; cash collateral of $1,775,978 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$660,159	$—
Austria	—	308,829	—
Belgium	—	334,900	—
Brazil	1,026,533	—	—
Canada	1,760,101	—	—
China	176,156	1,267,848	—
Denmark	—	2,687,244	—
Finland	—	665,251	—
France	—	9,884,546	—
Germany	373,131	2,719,832	—
Hong Kong	—	1,892,577	—
India	1,145,275	831,791	—
Ireland	1,496,833	1,551,785	—
Italy	—	1,478,946	—
Japan	—	5,507,303	—
Luxembourg	—	339,369	—
Netherlands	800,195	3,598,526	—
New Zealand	—	133,425	—
Norway	—	129,364	—
Singapore	—	403,663	—
Spain	—	645,063	—
Sweden	413,317	1,089,184	—

SEE NOTES TO FINANCIAL STATEMENTS.

A13

PSF INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Switzerland	$—	$6,689,421	$—
Taiwan	605,686	479,923	—
United Kingdom	389,603	10,259,022	—
United States	2,369,048	1,799,355	—
Uruguay	232,759	—	—
Preferred Stock
Germany	—	732,934	—
Short-Term Investments
Affiliated Mutual Funds	3,575,385	—	—
Unaffiliated Fund	928,859	—	—

Total	$15,292,881	$56,090,260	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Textiles, Apparel & Luxury Goods	7.2%
Health Care Equipment & Supplies	7.0
Life Sciences Tools & Services	5.8
Pharmaceuticals	5.7
IT Services	5.4
Affiliated Mutual Funds (2.5% represents investments purchased with collateral from securities on loan)	5.1
Banks	4.8
Beverages	4.7
Semiconductors & Semiconductor Equipment	4.5
Capital Markets	4.5
Trading Companies & Distributors	4.0
Chemicals	3.5
Professional Services	3.2
Hotels, Restaurants & Leisure	3.0
Machinery	2.9
Personal Products	2.7
Insurance	2.7
Software	2.3
Oil, Gas & Consumable Fuels	2.1
Aerospace & Defense	2.1
Automobiles	2.0
Electronic Equipment, Instruments & Components	1.9
Unaffiliated Fund	1.4
Biotechnology	1.1

Containers & Packaging	1.1%
Road & Rail	1.0
Household Durables	1.0
Internet & Direct Marketing Retail	1.0
Auto Components	0.8
Building Products	0.8
Commercial Services & Supplies	0.8
Industrial Conglomerates	0.7
Construction & Engineering	0.7
Construction Materials	0.7
Food Products	0.6
Electric Utilities	0.5
Electrical Equipment	0.5
Airlines	0.5
Air Freight & Logistics	0.4
Energy Equipment & Services	0.4
Entertainment	0.4
Equity Real Estate Investment Trusts (REITs)	0.3
Multiline Retail	0.3
Food & Staples Retailing	0.2

102.3
Liabilities in excess of other assets	(2.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A14

PSF INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$1,734,343	$(1,734,343)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A15

PSF INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value, including securities on loan of $1,734,343:
Unaffiliated investments (cost $61,091,152)	$67,807,756
Affiliated investments (cost $3,575,107)	3,575,385
Foreign currency, at value (cost $60,048)	61,352
Tax reclaim receivable	285,660
Dividends and interest receivable	64,536
Receivable for Portfolio shares sold	25,470
Receivable from affiliate	759
Prepaid expenses and other assets	6,464

Total Assets	71,827,382

LIABILITIES
Payable to broker for collateral for securities on loan	1,775,978
Payable to affiliate	103,500
Accrued expenses and other liabilities	67,000
Payable for investments purchased	49,996
Management fee payable	37,302
Payable for Portfolio shares purchased	19,271
Affiliated transfer agent fee payable	980
Trustees’ fees payable	532
Distribution fee payable	22
Administration fee payable	13

Total Liabilities	2,054,594

NET ASSETS	$69,772,788

Net assets were comprised of:
Partners’ Equity	$69,772,788

Class I:
Net asset value and redemption price per share, $69,667,464 / 7,361,082 outstanding shares of beneficial interest	$9.46

Class II:
Net asset value and redemption price per share, $105,324 / 11,677 outstanding shares of beneficial interest	$9.02

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $94,702 foreign withholding tax, of which $14,161 is reimbursable by an affiliate)	$748,043
Income from securities lending, net (including affiliated income of $1,029)	6,527
Affiliated dividend income	4,263

Total income	758,833

EXPENSES
Management fee	353,831
Distribution fee—Class II	169
Administration fee—Class II	101
Custodian and accounting fees	67,453
Shareholders’ reports	15,358
Audit fee	13,736
Legal fees and expenses	9,983
Trustees’ fees	5,312
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	15,065

Total expenses	486,305
Less: Fee waivers and/or expense reimbursement	(65,409)

Net expenses	420,896

NET INVESTMENT INCOME (LOSS)	337,937

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(744))	5,206,474
Foreign currency transactions	(21,880)

5,184,594

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(68))	(38,487,489)
Foreign currencies	(12,362)

(38,499,851)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(33,315,257)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(32,977,320)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$337,937	$(3,065)
Net realized gain (loss) on investment and foreign currency transactions	5,184,594	10,840,067
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(38,499,851)	1,949,470

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(32,977,320)	12,786,472

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	3,601,829	4,771,632
Portfolio shares purchased	(9,103,970)	(12,643,096)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(5,502,141)	(7,871,464)

TOTAL INCREASE (DECREASE)	(38,479,461)	4,915,008
NET ASSETS:
Beginning of period	108,252,249	103,337,241

End of period	$69,772,788	$108,252,249

SEE NOTES TO FINANCIAL STATEMENTS.

A16

PSF INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2022		Year Ended December 31,
			2021		2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$13.79		$12.26		$9.28	$7.01		$8.05		$5.92

Income (Loss) From Investment Operations:
Net investment income (loss)	0.05		—	(b)	— (b)	0.05		0.07		0.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(4.38)		1.53		2.98	2.21		(1.12)		2.08

Total from investment operations	(4.33)		1.53		2.98	2.26		(1.05)		2.13

Capital Contributions	—		—		—	0.01	(c)(d)	0.01	(d)	—

Net Asset Value, end of period	$9.46		$13.79		$12.26	$9.28		$7.01		$8.05

Total Return(e)	(31.40)%		12.48%		32.11%	32.38	%(f)	(12.92	)%(g)	35.98%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$69.7		$108.1		$103.2	$85.6		$70.1		$84.3
Average net assets (in millions)	$83.8		$108.3		$86.3	$79.6		$81.8		$75.1
Ratios to average net assets(h) :
Expenses after waivers and/or expense reimbursement	1.01	%(i)	1.01%		1.01%	1.01%		1.01%		1.01%
Expenses before waivers and/or expense reimbursement	1.17	%(i)	1.07%		1.21%	1.24%		1.20%		1.34%
Net investment income (loss)	0.81	%(i)	—	%(b)	0.05%	0.64%		0.83%		0.67%
Portfolio turnover rate(j)	26%		27%		44%	26%		37%		45%

Class II
	Six Months Ended June 30, 2022		Year Ended December 31,
			2021		2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$13.17		$11.75		$8.93	$6.77		$7.81		$5.76

Income (Loss) From Investment Operations:
Net investment income (loss)	0.02		(0.05)		(0.03)	0.02		0.03		0.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(4.17)		1.47		2.85	2.13		(1.08)		2.02

Total from investment operations	(4.15)		1.42		2.82	2.15		(1.05)		2.05

Capital Contributions	—		—		—	0.01	(c)(d)	0.01	(d)	—

Net Asset Value, end of period	$9.02		$13.17		$11.75	$8.93		$6.77		$7.81

Total Return(e)	(31.51)%		12.09%		31.58%	31.91	%(f)	(13.32	)%(g)	35.59%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.1		$0.2		$0.2	$0.1		$0.1		$0.1
Average net assets (in millions)	$0.1		$0.2		$0.1	$0.1		$0.1		$0.3
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	1.41	%(i)	1.41%		1.41%	1.41%		1.41%		1.41%
Expenses before waivers and/or expense reimbursement	1.57	%(i)	1.47%		1.61%	1.64%		1.60%		1.72%
Net investment income (loss)	0.34	%(i)	(0.39)%		(0.36)%	0.24%		0.44%		0.39%
Portfolio turnover rate(j)	26%		27%		44%	26%		37%		45%

(a)	Calculated based on average shares outstanding during the period.

(b)	Amount rounds to zero.

(c)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(d)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)

Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 32.24% and 31.76% for Class I and Class II, respectively.

(g)

Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (13.04)% and (13.45)% for Class I and Class II, respectively.

(h)	Does not include expenses of the underlying funds in which the Portfolio invests.

(i)	Annualized.

(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A17

PSF MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.9%
COMMON STOCKS
Aerospace & Defense — 0.7%
HEICO Corp. (Class A Stock)	18,594	$1,959,436

Airlines — 1.1%
Delta Air Lines, Inc.*	111,675	3,235,225

Banks — 2.1%
East West Bancorp, Inc.	38,297	2,481,645
First Republic Bank	14,669	2,115,270
SVB Financial Group*	3,792	1,497,802

		6,094,717

Beverages — 1.4%
Constellation Brands, Inc. (Class A Stock)	17,628	4,108,382

Biotechnology — 5.9%
Alnylam Pharmaceuticals, Inc.*	17,790	2,594,671
Exact Sciences Corp.*(a)	41,898	1,650,362
Exelixis, Inc.*	111,839	2,328,488
Horizon Therapeutics PLC*	56,350	4,494,476
Natera, Inc.*	36,883	1,307,134
Neurocrine Biosciences, Inc.*	23,304	2,271,674
Seagen, Inc.*	15,084	2,668,963

		17,315,768

Building Products — 2.1%
Advanced Drainage Systems, Inc.	16,387	1,475,977
Trane Technologies PLC	37,444	4,862,852

		6,338,829

Capital Markets — 7.4%
Affiliated Managers Group, Inc.	13,174	1,536,088
Ares Management Corp. (Class A Stock)	47,943	2,726,039
LPL Financial Holdings, Inc.(a)	26,516	4,891,671
MarketAxess Holdings, Inc.	4,609	1,179,950
Morningstar, Inc.	8,925	2,158,333
MSCI, Inc.	9,706	4,000,328
S&P Global, Inc.	8,080	2,723,445
Tradeweb Markets, Inc. (Class A Stock)	40,211	2,744,401

		21,960,255

Commercial Services & Supplies — 1.9%
Copart, Inc.*	52,593	5,714,755

Communications Equipment — 2.0%
Arista Networks, Inc.*	41,801	3,918,426
F5, Inc.*	13,266	2,030,228

		5,948,654

Construction & Engineering — 2.0%
Quanta Services, Inc.(a)	46,224	5,793,716

Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc.*	21,220	1,793,514

Electrical Equipment — 2.1%
AMETEK, Inc.	30,064	3,303,733
Generac Holdings, Inc.*(a)	13,458	2,833,986

		6,137,719

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components — 2.8%
Keysight Technologies, Inc.*	20,894	$2,880,238
Littelfuse, Inc.	6,614	1,680,221
Teledyne Technologies, Inc.*	4,805	1,802,403
Zebra Technologies Corp. (Class A Stock)*	6,883	2,023,258

		8,386,120

Energy Equipment & Services — 0.4%
Baker Hughes Co.(a)	39,954	1,153,472

Entertainment — 1.8%
ROBLOX Corp. (Class A Stock)*(a)	38,689	1,271,320
Take-Two Interactive Software, Inc.*	32,128	3,936,644

		5,207,964

Health Care Equipment & Supplies — 6.2%
Cooper Cos., Inc. (The)	9,156	2,866,927
Dexcom, Inc.*	57,906	4,315,734
Hologic, Inc.*	45,993	3,187,315
IDEXX Laboratories, Inc.*	4,284	1,502,527
Insulet Corp.*	15,603	3,400,518
ResMed, Inc.	13,725	2,877,172

		18,150,193

Health Care Providers & Services — 4.7%
Acadia Healthcare Co., Inc.*	44,847	3,033,003
Amedisys, Inc.*(a)	20,841	2,190,806
Centene Corp.*	64,115	5,424,770
McKesson Corp.	10,168	3,316,903

		13,965,482

Hotels, Restaurants & Leisure — 5.3%
Aramark	90,585	2,774,619
Booking Holdings, Inc.*	669	1,170,074
Chipotle Mexican Grill, Inc.*	3,850	5,032,951
Hilton Worldwide Holdings, Inc.	46,947	5,231,774
Royal Caribbean Cruises Ltd.*(a)	45,178	1,577,164

		15,786,582

Household Durables — 1.5%
Garmin Ltd.	20,542	2,018,252
Helen of Troy Ltd.*(a)	14,006	2,274,714

		4,292,966

Insurance — 1.1%
Progressive Corp. (The)	28,956	3,366,714

Interactive Media & Services — 1.1%
Bumble, Inc. (Class A Stock)*(a)	113,105	3,183,906

Internet & Direct Marketing Retail — 0.4%
Chewy, Inc. (Class A Stock)*(a)	37,525	1,302,868

IT Services — 3.6%
Global Payments, Inc.	23,222	2,569,282
Globant SA*(a)	16,291	2,834,634
MongoDB, Inc.*(a)	11,764	3,052,758
Okta, Inc.*	16,716	1,511,127
Remitly Global, Inc.*(a)	92,961	712,081

		10,679,882

SEE NOTES TO FINANCIAL STATEMENTS.

A18

PSF MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services — 3.6%
10X Genomics, Inc. (Class A Stock)*(a)	22,235	$1,006,134
Agilent Technologies, Inc.	39,287	4,666,117
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	63,442	1,802,387
Mettler-Toledo International, Inc.*	2,826	3,246,424

		10,721,062

Machinery — 2.3%
Ingersoll Rand, Inc.	59,403	2,499,678
ITT, Inc.	30,049	2,020,495
Toro Co. (The)(a)	29,441	2,231,333

		6,751,506

Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	47,103	1,378,234

Oil, Gas & Consumable Fuels — 2.9%
Cheniere Energy, Inc.	36,581	4,866,370
EOG Resources, Inc.	32,688	3,610,063

		8,476,433

Pharmaceuticals — 3.2%
Catalent, Inc.*	34,355	3,685,948
Jazz Pharmaceuticals PLC*(a)	19,328	3,015,361
Royalty Pharma PLC (Class A Stock)(a)	65,297	2,745,086

		9,446,395

Professional Services — 0.8%
Equifax, Inc.	12,719	2,324,779

Road & Rail — 1.0%
Old Dominion Freight Line, Inc.(a)	11,467	2,938,763

Semiconductors & Semiconductor Equipment — 5.8%
Advanced Micro Devices, Inc.*	22,794	1,743,057
Entegris, Inc.	38,249	3,523,881
Marvell Technology, Inc.	52,313	2,277,185
SolarEdge Technologies, Inc.*	17,956	4,914,198
Teradyne, Inc.	36,758	3,291,679
Wolfspeed, Inc.*(a)	23,178	1,470,644

		17,220,644

Software — 13.4%
Cadence Design Systems, Inc.*	31,145	4,672,685
Confluent, Inc. (Class A Stock)*(a)	75,986	1,765,915
Crowdstrike Holdings, Inc. (Class A Stock)*	29,071	4,900,208
Datadog, Inc. (Class A Stock)*	19,829	1,888,514
Five9, Inc.*(a)	19,236	1,753,169
HubSpot, Inc.*	10,722	3,223,569
Palo Alto Networks, Inc.*	8,920	4,405,945
Procore Technologies, Inc.*(a)	37,908	1,720,644
Synopsys, Inc.*	19,329	5,870,217
Trade Desk, Inc. (The) (Class A Stock)*(a)	73,779	3,090,602
Zoom Video Communications, Inc. (Class A Stock)*	37,934	4,095,734

	Shares	Value
COMMON STOCKS (continued)
Software (cont’d.)
Zscaler, Inc.*(a)	14,028	$2,097,326

		39,484,528

Specialty Retail — 4.1%
AutoZone, Inc.*	1,465	3,148,461
Burlington Stores, Inc.*	23,106	3,147,730
CarMax, Inc.*(a)	22,097	1,999,337
National Vision Holdings, Inc.*(a)	41,720	1,147,300
Tractor Supply Co.	14,148	2,742,590

		12,185,418

Textiles, Apparel & Luxury Goods — 0.4%
Lululemon Athletica, Inc.*	4,848	1,321,613

Trading Companies & Distributors — 0.7%
Air Lease Corp.	58,060	1,940,946

TOTAL LONG-TERM INVESTMENTS (cost $268,880,886)		286,067,440

SHORT-TERM INVESTMENTS — 20.4%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	9,624,948	9,624,948
PGIM Institutional Money Market Fund (cost $50,467,002; includes $50,421,876 of cash collateral for securities on loan)(b)(wa)	50,552,974	50,507,476

TOTAL SHORT-TERM INVESTMENTS (cost $60,091,950)		60,132,424

TOTAL INVESTMENTS—117.3% (cost $328,972,836)		346,199,864
Liabilities in excess of other assets — (17.3)%		(51,050,911)

NET ASSETS — 100.0%		$295,148,953

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $48,724,685; cash collateral of $50,421,876 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

SEE NOTES TO FINANCIAL STATEMENTS.

A19

PSF MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$1,959,436	$—	$—
Airlines	3,235,225	—	—
Banks	6,094,717	—	—
Beverages	4,108,382	—	—
Biotechnology	17,315,768	—	—
Building Products	6,338,829	—	—
Capital Markets	21,960,255	—	—
Commercial Services & Supplies	5,714,755	—	—
Communications Equipment	5,948,654	—	—
Construction & Engineering	5,793,716	—	—
Diversified Consumer Services	1,793,514	—	—
Electrical Equipment	6,137,719	—	—
Electronic Equipment, Instruments & Components	8,386,120	—	—
Energy Equipment & Services	1,153,472	—	—
Entertainment	5,207,964	—	—
Health Care Equipment & Supplies	18,150,193	—	—
Health Care Providers & Services	13,965,482	—	—
Hotels, Restaurants & Leisure	15,786,582	—	—
Household Durables	4,292,966	—	—
Insurance	3,366,714	—	—
Interactive Media & Services	3,183,906	—	—
Internet & Direct Marketing Retail	1,302,868	—	—
IT Services	10,679,882	—	—
Life Sciences Tools & Services	10,721,062	—	—
Machinery	6,751,506	—	—
Metals & Mining	1,378,234	—	—
Oil, Gas & Consumable Fuels	8,476,433	—	—
Pharmaceuticals	9,446,395	—	—
Professional Services	2,324,779	—	—
Road & Rail	2,938,763	—	—
Semiconductors & Semiconductor Equipment	17,220,644	—	—
Software	39,484,528	—	—
Specialty Retail	12,185,418	—	—
Textiles, Apparel & Luxury Goods	1,321,613	—	—
Trading Companies & Distributors	1,940,946	—	—
Short-Term Investments
Affiliated Mutual Funds	60,132,424	—	—

Total	$346,199,864	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Affiliated Mutual Funds (17.1% represents investments purchased with collateral from securities on loan)	20.4%

Software	13.4%
Capital Markets	7.4

SEE NOTES TO FINANCIAL STATEMENTS.

A20

PSF MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification (continued):

Health Care Equipment & Supplies	6.2%
Biotechnology	5.9
Semiconductors & Semiconductor Equipment	5.8
Hotels, Restaurants & Leisure	5.3
Health Care Providers & Services	4.7
Specialty Retail	4.1
Life Sciences Tools & Services	3.6
IT Services	3.6
Pharmaceuticals	3.2
Oil, Gas & Consumable Fuels	2.9
Electronic Equipment, Instruments & Components	2.8
Machinery	2.3
Building Products	2.1
Electrical Equipment	2.1
Banks	2.1
Communications Equipment	2.0
Construction & Engineering	2.0
Commercial Services & Supplies	1.9
Entertainment	1.8

Household Durables	1.5%
Beverages	1.4
Insurance	1.1
Airlines	1.1
Interactive Media & Services	1.1
Road & Rail	1.0
Professional Services	0.8
Aerospace & Defense	0.7
Trading Companies & Distributors	0.7
Diversified Consumer Services	0.6
Metals & Mining	0.5
Textiles, Apparel & Luxury Goods	0.4
Internet & Direct Marketing Retail	0.4
Energy Equipment & Services	0.4

117.3
Liabilities in excess of other assets	(17.3)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$48,724,685	$(48,724,685)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A21

PSF MID-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value, including securities on loan of $48,724,685:
Unaffiliated investments (cost $268,880,886)	$286,067,440
Affiliated investments (cost $60,091,950)	60,132,424
Cash	14,818
Receivable for Portfolio shares sold	52,736
Dividends receivable	41,093
Tax reclaim receivable	25,163
Receivable for investments sold	10,276
Prepaid expenses and other assets	6,704

Total Assets	346,350,654

LIABILITIES
Payable to broker for collateral for securities on loan	50,421,876
Payable for investments purchased	477,410
Management fee payable	150,460
Accrued expenses and other liabilities	134,348
Payable for Portfolio shares purchased	8,264
Payable to affiliate	7,323
Affiliated transfer agent fee payable	980
Trustees’ fees payable	808
Distribution fee payable	211
Administration fee payable	21

Total Liabilities	51,201,701

NET ASSETS	$295,148,953

Net assets were comprised of:
Partners’ Equity	$295,148,953

Class I:
Net asset value and redemption price per share, $294,017,606 / 13,695,962 outstanding shares of beneficial interest	$21.47

Class II:
Net asset value and redemption price per share, $170,679 / 8,579 outstanding shares of beneficial interest	$19.89

Class III:
Net asset value and redemption price per share, $960,668 / 44,875 outstanding shares of beneficial interest	$21.41

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$762,843
Affiliated dividend income	21,953
Income from securities lending, net (including affiliated income of $19,134)	20,753

Total income	805,549

EXPENSES
Management fee	1,035,886
Distribution fee—Class II	268
Distribution fee—Class III	1,082
Administration fee—Class II	161
Custodian and accounting fees	27,125
Shareholders’ reports	18,838
Audit fee	14,530
Legal fees and expenses	10,898
Trustees’ fees	7,578
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	9,957

Total expenses	1,131,620

NET INVESTMENT INCOME (LOSS)	(326,071)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $(2,899))	(322,579)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(8,407))	(125,987,525)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(126,310,104)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(126,636,175)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(326,071)	$(1,147,737)
Net realized gain (loss) on investment and foreign currency transactions	(322,579)	48,576,165
Net change in unrealized appreciation (depreciation) on investments	(125,987,525)	(7,196,032)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(126,636,175)	40,232,396

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	11,555,074	36,381,574
Portfolio shares purchased	(15,508,601)	(33,319,232)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(3,953,527)	3,062,342

TOTAL INCREASE (DECREASE)	(130,589,702)	43,294,738
NET ASSETS:
Beginning of period	425,738,655	382,443,917

End of period	$295,148,953	$425,738,655

SEE NOTES TO FINANCIAL STATEMENTS.

A22

PSF MID-CAP GROWTH PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019	2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$30.64		$27.68	$18.77	$13.63	$14.79		$12.08

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.02)		(0.08)	(0.03)	— (b)	0.02		0.02
Net realized and unrealized gain (loss) on investment transactions	(9.15)		3.04	8.94	5.14	(1.18)		2.69

Total from investment operations	(9.17)		2.96	8.91	5.14	(1.16)		2.71

Capital Contributions	—		—	—	—	—	(b)(c)	—

Net Asset Value, end of period	$21.47		$30.64	$27.68	$18.77	$13.63		$14.79

Total Return(d)	(29.93)%		10.69%	47.47%	37.71%	(7.84	)%(e)	22.43%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$294.0		$424.7	$382.1	$279.8	$214.8		$249.8
Average net assets (in millions)	$347.1		$407.5	$302.1	$257.0	$248.2		$235.7
Ratios to average net assets(f) :
Expenses after waivers and/or expense reimbursement	0.65	%(g)	0.64%	0.67%	0.70%	0.68%		0.71%
Expenses before waivers and/or expense reimbursement	0.65	%(g)	0.64%	0.67%	0.70%	0.68%		0.71%
Net investment income (loss)	(0.19	)%(g)	(0.28)%	(0.15)%	(0.01)%	0.15%		0.18%
Portfolio turnover rate(h)	27%		46%	63%	106%	43%		39%

Class II
	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019	2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$28.45		$25.81	$17.57	$12.81	$13.95		$11.44

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.07)		(0.19)	(0.10)	(0.06)	(0.03)		(0.03)
Net realized and unrealized gain (loss) on investment transactions	(8.49)		2.83	8.34	4.82	(1.11)		2.54

Total from investment operations	(8.56)		2.64	8.24	4.76	(1.14)		2.51

Capital Contributions	—		—	—	—	—	(b)(c)	—

Net Asset Value, end of period	$19.89		$28.45	$25.81	$17.57	$12.81		$13.95

Total Return(d)	(30.09)%		10.23%	46.90%	37.16%	(8.17	)%(e)	21.94%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.2		$0.3	$0.3	$0.5	$0.5		$0.6
Average net assets (in millions)	$0.2		$0.3	$0.4	$0.6	$0.6		$0.8
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	1.06	%(g)	1.05%	1.07%	1.10%	1.08%		1.10%
Expenses before waivers and/or expense reimbursement	1.06	%(g)	1.05%	1.07%	1.10%	1.08%		1.10%
Net investment income (loss)	(0.59	)%(g)	(0.68)%	(0.53)%	(0.40)%	(0.24)%		(0.22)%
Portfolio turnover rate(h)	27%		46%	63%	106%	43%		39%

SEE NOTES TO FINANCIAL STATEMENTS.

A23

PSF MID-CAP GROWTH PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class III
	Six Months Ended June 30, 2022		April 26, 2021(i) through December 31, 2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$30.60		$29.77

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.05)		(0.11)
Net realized and unrealized gain (loss) on investment transactions	(9.14)		0.94

Total from investment operations	(9.19)		0.83

Net Asset Value, end of period	$21.41		$30.60

Total Return(d)	(30.03)%		2.79%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.0		$0.8
Average net assets (in millions)	$0.9		$0.3
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.91	%(g)	0.88	%(j)
Expenses before waivers and/or expense reimbursement	0.91	%(g)	0.88	%(j)
Net investment income (loss)	(0.43	)%(g)	(0.53	)%(j)
Portfolio turnover rate(h)	27%		46%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(i)	Commencement of offering.
(j)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A24

PSF NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS — 96.2%
Agricultural & Farm Machinery — 1.3%
AGCO Corp.	22,605	$2,231,114
Deere & Co.	12,870	3,854,179

		6,085,293

Agricultural Products — 1.0%
Darling Ingredients, Inc.*	77,201	4,616,620

Building Products — 0.5%
ROCKWOOL A/S (Denmark)(Class B Stock)	10,959	2,466,753

Construction & Engineering — 0.7%
Quanta Services, Inc.	28,868	3,618,315

Construction Machinery & Heavy Trucks — 1.8%
Alamo Group, Inc.	12,964	1,509,398
Caterpillar, Inc.	22,134	3,956,674
Epiroc AB (Sweden)(Class B Stock)	245,229	3,316,673

		8,782,745

Construction Materials — 1.3%
Martin Marietta Materials, Inc.	9,620	2,878,689
Vulcan Materials Co.	22,932	3,258,637

		6,137,326

Copper — 2.0%
ERO Copper Corp. (Brazil)*	154,444	1,304,231
OZ Minerals Ltd. (Australia)	240,280	2,921,738
Southern Copper Corp. (Peru)	109,432	5,450,808

		9,676,777

Diversified Metals & Mining — 6.6%
BHP Group Ltd. (Australia)	421,024	11,949,180
Boliden AB (Sweden)	260,500	8,275,611
Grupo Mexico SAB de CV (Mexico)(Class B Stock)	911,273	3,797,896
IGO Ltd. (Australia)	644,288	4,407,741
South32 Ltd. (Australia)	1,344,549	3,650,291

		32,080,719

Electric Utilities — 2.4%
Enel SpA (Italy)	543,471	2,978,173
Iberdrola SA (Spain)	182,691	1,894,252
NextEra Energy, Inc.	57,366	4,443,570
Xcel Energy, Inc.	30,474	2,156,340

		11,472,335

Electrical Components & Equipment — 2.9%
Hubbell, Inc.	25,902	4,625,579
Legrand SA (France)	34,559	2,555,246
Schneider Electric SE	26,780	3,163,945
Shoals Technologies Group, Inc. (Class A Stock)*	232,253	3,827,530

		14,172,300

Fertilizers & Agricultural Chemicals — 3.5%
CF Industries Holdings, Inc.	47,855	4,102,609
FMC Corp.	52,862	5,656,763
Nutrien Ltd. (Canada)	62,721	4,998,236

	Shares	Value
COMMON STOCKS (continued)
Fertilizers & Agricultural Chemicals (cont’d.)
Sociedad Quimica y Minera de Chile SA (Chile), ADR	29,604	$2,472,822

		17,230,430

Forest Products — 1.0%
Svenska Cellulosa AB SCA (Sweden)(Class B Stock)	212,912	3,184,455
West Fraser Timber Co. Ltd. (Canada)	24,058	1,846,029

		5,030,484

Gold — 1.8%
Franco-Nevada Corp. (Canada)	14,140	1,859,994
Northern Star Resources Ltd. (Australia)	405,446	1,882,174
Perseus Mining Ltd. (Australia)	1,178,948	1,283,514
Victoria Gold Corp. (Canada)*	89,706	696,211
Wesdome Gold Mines Ltd. (Canada)*	329,965	2,858,227

		8,580,120

Industrial Gases — 5.1%
Air Liquide SA (France)	32,381	4,360,994
Air Products & Chemicals, Inc.	30,866	7,422,656
Linde PLC (United Kingdom)	45,012	12,942,300

		24,725,950

Industrial Machinery — 2.0%
Alfa Laval AB (Sweden)	114,651	2,769,323
Chart Industries, Inc.*	8,506	1,423,734
Sandvik AB (Sweden)	168,527	2,736,518
Weir Group PLC (The) (United Kingdom)	173,302	2,871,616

		9,801,191

Integrated Oil & Gas — 14.1%
Chevron Corp.	122,381	17,718,321
Equinor ASA (Norway)	451,145	15,743,377
Galp Energia SGPS SA (Portugal)	551,731	6,448,442
Shell PLC (Netherlands)	224,869	5,805,317
TotalEnergies SE (France)	435,292	22,916,852

		68,632,309

Metal & Glass Containers — 1.8%
Ball Corp.	78,805	5,419,420
Verallia SA (France), 144A	138,369	3,315,117

		8,734,537

Multi-Utilities — 2.9%
Ameren Corp.	35,899	3,243,834
CMS Energy Corp.	37,611	2,538,742
Dominion Energy, Inc.	37,987	3,031,742
Sempra Energy	35,291	5,303,179

		14,117,497

Oil & Gas Equipment & Services — 4.6%
Baker Hughes Co.	183,869	5,308,298
Cactus, Inc. (Class A Stock)	87,652	3,529,746
ChampionX Corp.	141,283	2,804,468
Enerflex Ltd. (Canada)	4,610	21,739

SEE NOTES TO FINANCIAL STATEMENTS.

A25

PSF NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil & Gas Equipment & Services (cont’d.)
Halliburton Co.	132,468	$4,154,197
Liberty Energy, Inc. (Class A Stock)*	151,009	1,926,875
TechnipFMC PLC (United Kingdom)*	357,758	2,407,711
TGS ASA (Norway)	143,590	2,014,862

		22,167,896

Oil & Gas Exploration & Production — 19.5%
Aker BP ASA (Norway)	108,580	3,747,892
Aker BP ASA (Norway), SDR*	133,405	4,632,958
Canadian Natural Resources Ltd. (Canada)	84,257	4,527,701
ConocoPhillips	270,510	24,294,503
Devon Energy Corp.	226,591	12,487,430
EOG Resources, Inc.	153,754	16,980,592
Hess Corp.	90,914	9,631,429
Magnolia Oil & Gas Corp. (Class A Stock)	223,676	4,694,959
Pioneer Natural Resources Co.	61,208	13,654,281

		94,651,745

Oil & Gas Storage & Transportation — 1.8%
Enbridge, Inc. (Canada)	51,024	2,156,274
Equitrans Midstream Corp.	377,212	2,399,069
TC Energy Corp. (Canada)	84,078	4,356,081

		8,911,424

Packaged Foods & Meats — 0.8%
Bakkafrost P/F (Faroe Islands)	58,093	3,713,421

Paper Packaging — 4.5%
Avery Dennison Corp.	18,119	2,932,922
International Paper Co.	125,189	5,236,656
Mayr Melnhof Karton AG (Austria)	13,464	2,286,678
Packaging Corp. of America	65,798	9,047,225
Westrock Co.	64,826	2,582,668

		22,086,149

Paper Products — 1.6%
Mondi PLC (Austria)	177,390	3,139,937
UPM-Kymmene OYJ (Finland)	154,410	4,693,883

		7,833,820

Precious Metals & Minerals — 0.0%
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement (original cost $1,102,975; purchased 11/27/07)*^(f)	129,100	23,573

Railroads — 1.4%
Norfolk Southern Corp.	14,545	3,305,933
Union Pacific Corp.	16,751	3,572,653

		6,878,586

Semiconductor Equipment — 0.4%
Entegris, Inc.	22,377	2,061,593

Specialized REITs — 0.6%
Rayonier, Inc., REIT	73,466	2,746,159

	Shares	Value
COMMON STOCKS (continued)
Specialty Chemicals — 7.7%
Akzo Nobel NV (Netherlands)	67,380	$4,420,661
Albemarle Corp.	14,624	3,056,123
Element Solutions, Inc.	169,798	3,022,404
International Flavors & Fragrances, Inc.	23,155	2,758,224
Koninklijke DSM NV (Netherlands)	11,572	1,667,085
RPM International, Inc.	90,753	7,144,076
Sherwin-Williams Co. (The)	48,004	10,748,576
Shin-Etsu Chemical Co. Ltd. (Japan)	17,400	1,958,331
Sika AG (Switzerland)	11,325	2,608,778

		37,384,258

Steel — 0.6%
Reliance Steel & Aluminum Co.	15,958	2,710,626

TOTAL COMMON STOCKS (cost $419,664,483)		467,130,951

PREFERRED STOCKS — 2.2%
Electric Utilities
NextEra Energy, Inc., CVT, 5.279%, Maturing 03/01/23	128,458	6,377,940
Southern Co. (The), Series 2019, CVT, 6.750%, Maturing 08/01/22	83,734	4,436,227

TOTAL PREFERRED STOCKS (cost $10,495,654)		10,814,167

TOTAL LONG-TERM INVESTMENTS (cost $430,160,137)		477,945,118

SHORT-TERM INVESTMENT — 1.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $6,180,537)(wa)	6,180,537	6,180,537

TOTAL INVESTMENTS—99.7% (cost $436,340,674)		484,125,655
Other assets in excess of liabilities — 0.3%		1,641,054

NET ASSETS — 100.0%		$485,766,709

See the Glossary for a list of the abbreviation(s) used in the semiannual report:

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $23,573 and 0.0% of net assets.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the original cost of such security is $1,102,975. The value of $23,573 is 0.0% of net assets.

(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

SEE NOTES TO FINANCIAL STATEMENTS.

A26

PSF NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$26,094,638	$—
Austria	—	5,426,615	—
Brazil	1,304,231	—	—
Canada	23,320,492	—	—
Chile	2,472,822	—	—
Denmark	—	2,466,753	—
Faroe Islands	—	3,713,421	—
Finland	—	4,693,883	—
France	—	33,148,209	—
Italy	—	2,978,173	—
Japan	—	1,958,331	—
Mexico	3,797,896	—	—
Netherlands	—	11,893,063	—
Norway	—	26,139,089	—
Peru	5,450,808	—	—
Portugal	—	6,448,442	—
South Africa	—	—	23,573
Spain	—	1,894,252	—
Sweden	—	20,282,580	—
Switzerland	—	2,608,778	—
United Kingdom	15,350,011	2,871,616	—
United States	259,629,330	3,163,945	—
Preferred Stocks
United States	10,814,167	—	—
Short-Term Investment
Affiliated Mutual Fund	6,180,537	—	—

Total	$328,320,294	$155,781,788	$23,573

Country Classification:

The country classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2022 were as follows:

United States	57.7%
France	6.8
Norway	5.4
Australia	5.4
Canada	4.7
Sweden	4.1
United Kingdom	3.8
Netherlands	2.5
Portugal	1.3
Peru	1.1
Austria	1.1
Finland	1.0
Mexico	0.8
Faroe Islands	0.8
Italy	0.6

Switzerland	0.5%
Chile	0.5
Denmark	0.5
Japan	0.4
Spain	0.4
Brazil	0.3
South Africa	0.0 *

99.7
Other assets in excess of liabilities	0.3

100.0%

* Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A27

PSF NATURAL RESOURCES PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value:
Unaffiliated investments (cost $430,160,137)	$477,945,118
Affiliated investments (cost $6,180,537)	6,180,537
Cash	613
Foreign currency, at value (cost $55)	55
Receivable for investments sold	4,378,479
Tax reclaim receivable	919,413
Dividends receivable	744,710
Receivable for Portfolio shares sold	60,730
Receivable from affiliate	2,723
Prepaid expenses and other assets	3,512

Total Assets	490,235,890

LIABILITIES
Payable for investments purchased	2,974,366
Payable to affiliate	642,385
Payable for Portfolio shares purchased	577,799
Management fee payable	194,352
Accrued expenses and other liabilities	66,297
Distribution fee payable	8,336
Administration fee payable	4,493
Affiliated transfer agent fee payable	980
Trustees’ fees payable	173

Total Liabilities	4,469,181

NET ASSETS	$485,766,709

Net assets were comprised of:
Partners’ Equity	$485,766,709

Class I:
Net asset value and redemption price per share, $449,341,050 / 12,230,858 outstanding shares of beneficial interest	$36.74

Class II:
Net asset value and redemption price per share, $32,558,246 / 929,530 outstanding shares of beneficial interest	$35.03

Class III:
Net asset value and redemption price per share, $3,867,413 / 105,451 outstanding shares of beneficial interest	$36.67

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $275,515 foreign withholding tax, of which $10,467 is reimbursable by an affiliate)	$9,589,719
Affiliated dividend income	35,802
Income from securities lending, net (including affiliated income of $17,334)	21,558

Total income	9,647,079

EXPENSES
Management fee	1,144,369
Distribution fee—Class II	42,148
Distribution fee—Class III	3,158
Administration fee—Class II	25,289
Custodian and accounting fees	34,857
Shareholders’ reports	29,380
Audit fee	13,885
Legal fees and expenses	10,897
Trustees’ fees	8,344
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	11,400

Total expenses	1,329,024
Less: Fee waivers and/or expense reimbursement	(20,344)

Net expenses	1,308,680

NET INVESTMENT INCOME (LOSS)	8,338,399

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $17,489)	103,276,068
Foreign currency transactions	(269,854)

103,006,214

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(18,740))	(80,187,625)
Foreign currencies	(3,299)

(80,190,924)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	22,815,290

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,153,689

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$8,338,399	$10,161,929
Net realized gain (loss) on investment and foreign currency transactions	103,006,214	83,447,598
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(80,190,924)	(115,008)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	31,153,689	93,494,519

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	33,566,587	24,288,772
Portfolio shares purchased	(24,741,708)	(56,248,016)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	8,824,879	(31,959,244)

TOTAL INCREASE (DECREASE)	39,978,568	61,535,275
NET ASSETS:
Beginning of period	445,788,141	384,252,866

End of period	$485,766,709	$445,788,141

SEE NOTES TO FINANCIAL STATEMENTS.

A28

PSF NATURAL RESOURCES PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$34.30		$27.33	$24.34	$21.99		$26.84		$26.89

Income (Loss) From Investment Operations:
Net investment income (loss)	0.64		0.77	0.49	0.72		0.60		0.40
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.80		6.20	2.50	1.63		(5.46)		(0.45)

Total from investment operations	2.44		6.97	2.99	2.35		(4.86)		(0.05)

Capital Contributions	—		—	—	—	(b)(c)	0.01	(b)	—

Net Asset Value, end of period	$36.74		$34.30	$27.33	$24.34		$21.99		$26.84

Total Return(d)	7.11%		25.50%	12.28%	10.69	%(e)	(18.07	)%(f)	(0.19)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$449.3		$419.2	$351.8	$332.2		$324.3		$424.6
Average net assets (in millions)	$476.3		$402.7	$284.9	$338.8		$398.1		$410.3
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.49	%(h)	0.50%	0.54%	0.53%		0.51%		0.52%
Expenses before waivers and/or expense reimbursement	0.50	%(h)	0.51%	0.55%	0.54%		0.52%		0.53%
Net investment income (loss)	3.30	%(h)	2.39%	2.28%	3.04%		2.30%		1.60%
Portfolio turnover rate(i)	93%		79%	136%	132%		108%		114%

Class II
	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$32.77		$26.21	$23.44	$21.26		$26.06		$26.20

Income (Loss) From Investment Operations:
Net investment income (loss)	0.55		0.58	0.41	0.61		0.49		0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.71		5.98	2.36	1.57		(5.30)		(0.43)

Total from investment operations	2.26		6.56	2.77	2.18		(4.81)		(0.14)

Capital Contributions	—		—	—	—	(b)(c)	0.01	(b)	—

Net Asset Value, end of period	$35.03		$32.77	$26.21	$23.44		$21.26		$26.06

Total Return(d)	6.90%		25.03%	11.82%	10.25	%(e)	(18.42	)%(f)	(0.53)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$32.6		$25.6	$32.5	$49.5		$48.4		$53.4
Average net assets (in millions)	$34.0		$27.8	$37.6	$50.1		$52.0		$48.3
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.89	%(h)	0.90%	0.94%	0.93%		0.91%		0.92%
Expenses before waivers and/or expense reimbursement	0.90	%(h)	0.91%	0.95%	0.94%		0.92%		0.93%
Net investment income (loss)	2.97	%(h)	1.89%	2.05%	2.63%		1.93%		1.21%
Portfolio turnover rate(i)	93%		79%	136%	132%		108%		114%

SEE NOTES TO FINANCIAL STATEMENTS.

A29

PSF NATURAL RESOURCES PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class III

	Six Months Ended June 30, 2022		April 26, 2021(j) through December 31, 2021

Per Share Operating Performance(a):
Net Asset Value, beginning of period	$34.24		$31.02

Income (Loss) From Investment Operations:
Net investment income (loss)	0.67		0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.76		3.02

Total from investment operations	2.43		3.22

Net Asset Value, end of period	$36.67		$34.24

Total Return(d)	7.10%		10.38%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3.9		$1.0
Average net assets (in millions)	$2.5		$0.3
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.74	%(h)	0.72	%(k)
Expenses before waivers and/or expense reimbursement	0.75	%(h)	0.73	%(k)
Net investment income (loss)	3.38	%(h)	0.82	%(k)
Portfolio turnover rate(i)	93%		79%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)

Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (18.11)% and (18.46)% for Class I and Class II, respectively.

(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(j)	Commencement of offering.
(k)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A30

PSF PGIM 50/50 BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 85.5%
COMMON STOCKS — 48.2%
Aerospace & Defense — 0.8%
BAE Systems PLC (United Kingdom)	6,901	$69,672
Boeing Co. (The)*	19,650	2,686,548
General Dynamics Corp.	8,200	1,814,250
Howmet Aerospace, Inc.	14,080	442,816
Huntington Ingalls Industries, Inc.	1,400	304,948
L3Harris Technologies, Inc.	6,970	1,684,649
Lockheed Martin Corp.	8,520	3,663,259
Northrop Grumman Corp.	5,162	2,470,378
Raytheon Technologies Corp.(a)	52,655	5,060,672
Singapore Technologies Engineering Ltd. (Singapore)	3,400	9,996
Textron, Inc.	8,000	488,560
TransDigm Group, Inc.*	1,820	976,740

		19,672,488

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.(a)	4,700	476,439
Deutsche Post AG (Germany)	2,128	79,959
DSV A/S (Denmark)	837	117,679
Expeditors International of Washington, Inc.	5,900	575,014
FedEx Corp.	8,480	1,922,501
United Parcel Service, Inc. (Class B Stock)	26,000	4,746,040

		7,917,632

Airlines — 0.1%
Alaska Air Group, Inc.*	4,300	172,215
American Airlines Group, Inc.*(a)	22,500	285,300
Delta Air Lines, Inc.*	22,200	643,134
Southwest Airlines Co.*	20,600	744,072
United Airlines Holdings, Inc.*	11,200	396,704

		2,241,425

Auto Components — 0.1%
Aptiv PLC*	9,400	837,258
BorgWarner, Inc.(a)	8,700	290,319
Cie Generale des Etablissements Michelin SCA (France)	6,480	176,464
Koito Manufacturing Co. Ltd. (Japan)	5,500	173,388
Stanley Electric Co. Ltd. (Japan)	300	4,894

		1,482,323

Automobiles — 1.0%
Bayerische Motoren Werke AG (Germany)	2,470	190,097
Ferrari NV (Italy)	270	49,576
Ford Motor Co.	138,785	1,544,677
General Motors Co.*	51,300	1,629,288
Mazda Motor Corp. (Japan)	1,300	10,542
Mercedes-Benz Group AG (Germany)	1,861	107,667
Stellantis NV	16,820	208,118
Tesla, Inc.*	29,700	20,000,574
Toyota Motor Corp. (Japan)	9,500	146,030
Volkswagen AG (Germany)	65	11,886
Yamaha Motor Co. Ltd. (Japan)	9,500	173,989

		24,072,444

	Shares	Value

COMMON STOCKS (continued)
Banks — 1.8%
Australia & New Zealand Banking Group Ltd. (Australia)	6,039	$91,805
Banco Santander SA (Spain)	66,439	187,489
Bank Hapoalim BM (Israel)	24,327	203,758
Bank Leumi Le-Israel BM (Israel)	24,516	217,931
Bank of America Corp.	250,741	7,805,567
Barclays PLC (United Kingdom)	128,706	241,207
BNP Paribas SA (France)	2,435	116,705
Citigroup, Inc.	68,735	3,161,123
Citizens Financial Group, Inc.	17,100	610,299
Comerica, Inc.(a)	4,500	330,210
Commonwealth Bank of Australia (Australia)	585	36,477
DBS Group Holdings Ltd. (Singapore)	12,300	263,202
Fifth Third Bancorp(a)	23,721	797,026
First Republic Bank	6,400	922,880
HSBC Holdings PLC (United Kingdom)	13,944	91,165
Huntington Bancshares, Inc.	50,236	604,339
ING Groep NV (Netherlands)	8,003	79,364
Israel Discount Bank Ltd. (Israel) (Class A Stock)	33,839	175,930
JPMorgan Chase & Co.	103,945	11,705,246
KeyCorp	32,300	556,529
Lloyds Banking Group PLC (United Kingdom)	500,453	257,724
M&T Bank Corp.	6,405	1,020,893
National Australia Bank Ltd. (Australia)	3,571	67,479
NatWest Group PLC (United Kingdom)	52,927	141,335
Oversea-Chinese Banking Corp. Ltd. (Singapore)	7,300	59,912
PNC Financial Services Group, Inc. (The)	14,633	2,308,648
Regions Financial Corp.	33,103	620,681
Signature Bank	2,300	412,183
SVB Financial Group*	2,040	805,780
Swedbank AB (Sweden) (Class A Stock)	1,800	22,742
Truist Financial Corp.	47,101	2,234,000
U.S. Bancorp	47,685	2,194,464
United Overseas Bank Ltd. (Singapore)	2,600	49,169
Wells Fargo & Co.	134,164	5,255,204
Zions Bancorp NA	5,650	287,585

		43,936,051

Beverages — 0.9%
Brown-Forman Corp. (Class B Stock)	6,375	447,270
Coca-Cola Co. (The)	138,101	8,687,934
Coca-Cola HBC AG (Italy)	6,261	139,094
Constellation Brands, Inc. (Class A Stock)	5,900	1,375,054
Diageo PLC (United Kingdom)	931	40,090
Heineken Holding NV (Netherlands)	248	18,092
Keurig Dr. Pepper, Inc.(a)	26,100	923,679
Molson Coors Beverage Co. (Class B Stock)(a)	6,500	354,315
Monster Beverage Corp.*	13,400	1,242,180
PepsiCo, Inc.	49,007	8,167,507

		21,395,215

SEE NOTES TO FINANCIAL STATEMENTS.

A31

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Biotechnology — 1.0%
AbbVie, Inc.	62,401	$9,557,337
Amgen, Inc.	19,237	4,680,362
Biogen, Inc.*	5,260	1,072,724
Gilead Sciences, Inc.	44,100	2,725,821
Incyte Corp.*(a)	6,900	524,193
Moderna, Inc.*	12,250	1,749,913
Regeneron Pharmaceuticals, Inc.*	3,820	2,258,117
Vertex Pharmaceuticals, Inc.*	9,000	2,536,110

		25,104,577

Building Products — 0.2%
A.O. Smith Corp.(a)	4,600	251,528
AGC, Inc. (Japan)	3,700	128,337
Allegion PLC	3,133	306,721
Assa Abloy AB (Sweden) (Class B Stock)	2,184	46,527
Carrier Global Corp.	30,102	1,073,437
Cie de Saint-Gobain (France)	4,482	192,899
Fortune Brands Home & Security, Inc.	4,900	293,412
Johnson Controls International PLC	24,622	1,178,901
Masco Corp.(a)	8,500	430,100
Trane Technologies PLC	8,200	1,064,934
Xinyi Glass Holdings Ltd. (China)	4,000	9,589

		4,976,385

Capital Markets — 1.4%
3i Group PLC (United Kingdom)	14,126	190,411
abrdn PLC (United Kingdom)	4,734	9,208
Ameriprise Financial, Inc.	4,020	955,474
Amundi SA (France), 144A	128	7,006
ASX Ltd. (Australia)	420	23,655
Bank of New York Mellon Corp. (The)	26,358	1,099,392
BlackRock, Inc.	5,030	3,063,471
Cboe Global Markets, Inc.	3,700	418,803
Charles Schwab Corp. (The)	53,350	3,370,653
CME Group, Inc.	12,700	2,599,690
Daiwa Securities Group, Inc. (Japan)	23,200	103,413
Deutsche Bank AG (Germany)	4,410	38,516
FactSet Research Systems, Inc.	1,400	538,398
Franklin Resources, Inc.	9,700	226,107
Goldman Sachs Group, Inc. (The)	12,180	3,617,704
Intercontinental Exchange, Inc.	19,855	1,867,164
Invesco Ltd.	11,800	190,334
Julius Baer Group Ltd. (Switzerland)	468	21,573
Macquarie Group Ltd. (Australia)	2,303	261,453
MarketAxess Holdings, Inc.	1,420	363,534
Moody’s Corp.	5,750	1,563,827
Morgan Stanley	49,519	3,766,415
MSCI, Inc.	2,860	1,178,749
Nasdaq, Inc.	4,200	640,668
Northern Trust Corp.	7,200	694,656
Raymond James Financial, Inc.	6,750	603,518
S&P Global, Inc.	12,260	4,132,356
SBI Holdings, Inc. (Japan)	3,900	76,376
Singapore Exchange Ltd. (Singapore)	1,800	12,262
State Street Corp.	12,700	782,955
T. Rowe Price Group, Inc.(a)	8,000	908,880

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
UBS Group AG (Switzerland)	20,471	$330,574

		33,657,195

Chemicals — 0.9%
Air Products & Chemicals, Inc.	7,900	1,899,792
Albemarle Corp.	4,200	877,716
Arkema SA (France)	130	11,607
Celanese Corp.	3,900	458,679
CF Industries Holdings, Inc.	7,400	634,402
Corteva, Inc.	25,347	1,372,287
Covestro AG (Germany), 144A	422	14,624
Dow, Inc.	25,647	1,323,642
DuPont de Nemours, Inc.	17,947	997,494
Eastman Chemical Co.	4,600	412,942
Ecolab, Inc.	8,800	1,353,088
FMC Corp.	4,600	492,246
ICL Group Ltd. (Israel)	19,140	174,138
International Flavors & Fragrances, Inc.	8,800	1,048,256
Linde PLC (United Kingdom)(a)	17,800	5,118,034
LyondellBasell Industries NV (Class A Stock)	9,100	795,886
Mitsubishi Chemical Group Corp. (Japan)	2,800	15,304
Mitsui Chemicals, Inc. (Japan)	7,800	166,124
Mosaic Co. (The)	13,000	613,990
Nitto Denko Corp. (Japan)	300	19,392
PPG Industries, Inc.	8,200	937,588
Sherwin-Williams Co. (The)	8,550	1,914,430
Shin-Etsu Chemical Co. Ltd. (Japan)	700	78,783
Solvay SA (Belgium)	155	12,548
Sumitomo Chemical Co. Ltd. (Japan)	3,100	12,069
Tosoh Corp. (Japan)	13,700	169,865
Yara International ASA (Brazil)	3,990	166,855

		21,091,781

Commercial Services & Supplies — 0.2%
Cintas Corp.	3,220	1,202,767
Copart, Inc.*	7,400	804,084
Dai Nippon Printing Co. Ltd. (Japan)	500	10,771
Rentokil Initial PLC (United Kingdom)	3,827	22,130
Republic Services, Inc.	7,265	950,770
Rollins, Inc.(a)	8,700	303,804
Securitas AB (Sweden) (Class B Stock)	663	5,726
Waste Management, Inc.	13,942	2,132,847

		5,432,899

Communications Equipment — 0.4%
Arista Networks, Inc.*	7,800	731,172
Cisco Systems, Inc.	147,000	6,268,080
F5, Inc.*	2,200	336,688
Juniper Networks, Inc.(a)	12,000	342,000
Motorola Solutions, Inc.	5,889	1,234,334
Nokia OYJ (Finland)	49,351	228,784
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	6,212	46,322

		9,187,380

SEE NOTES TO FINANCIAL STATEMENTS.

A32

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Construction & Engineering — 0.0%
ACS Actividades de Construccion y Servicios SA (Spain)	500	$12,135
Eiffage SA (France)	642	57,869
Quanta Services, Inc.(a)	5,100	639,234
Skanska AB (Sweden) (Class B Stock)	9,131	140,254
Taisei Corp. (Japan)	500	15,550
Vinci SA (France)	1,115	99,427

		964,469

Construction Materials — 0.1%
HeidelbergCement AG (Germany)	323	15,530
Martin Marietta Materials, Inc.	2,280	682,267
Vulcan Materials Co.	4,800	682,080

		1,379,877

Consumer Finance — 0.3%
American Express Co.	21,700	3,008,054
Capital One Financial Corp.	13,961	1,454,596
Discover Financial Services	10,140	959,041
Synchrony Financial	17,772	490,863

		5,912,554

Containers & Packaging — 0.2%
Amcor PLC(a)	53,250	661,897
Avery Dennison Corp.	2,900	469,423
Ball Corp.	11,200	770,224
International Paper Co.	13,473	563,576
Packaging Corp. of America	3,500	481,250
Sealed Air Corp.	5,100	294,372
Westrock Co.	9,744	388,201

		3,628,943

Distributors — 0.1%
Genuine Parts Co.	4,900	651,700
LKQ Corp.	9,300	456,537
Pool Corp.	1,480	519,820

		1,628,057

Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc. (Class B Stock)*	64,180	17,522,424
EXOR NV (Netherlands)	234	14,604
Industrivarden AB (Sweden) (Class A Stock)	49	1,104
Investor AB (Sweden) (Class A Stock)	1,064	19,130
Investor AB (Sweden) (Class B Stock)	3,828	63,028
ORIX Corp. (Japan)	2,700	45,149

		17,665,439

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	253,336	5,309,923
Deutsche Telekom AG (Germany)	10,365	205,864
Koninklijke KPN NV (Netherlands)	48,562	172,970
Lumen Technologies, Inc.(a)	33,779	368,529
Nippon Telegraph & Telephone Corp. (Japan)	3,900	111,975
Spark New Zealand Ltd. (New Zealand)	16,168	48,458

	Shares	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (cont’d.)
Telefonica Deutschland Holding AG (Germany)	2,375	$6,813
Telefonica SA (Spain)	11,373	57,916
Verizon Communications, Inc.	148,076	7,514,857

		13,797,305

Electric Utilities — 0.9%
Alliant Energy Corp.	8,700	509,907
American Electric Power Co., Inc.(a)	18,160	1,742,270
CK Infrastructure Holdings Ltd. (Hong Kong)	1,500	9,199
Constellation Energy Corp.	11,304	647,267
Duke Energy Corp.	27,161	2,911,931
Edison International	13,200	834,768
Electricite de France SA (France)	1,206	9,851
Endesa SA (Spain)	10,083	190,378
Enel SpA (Italy)	17,242	94,485
Entergy Corp.	7,000	788,480
Evergy, Inc.	7,900	515,475
Eversource Energy	11,900	1,005,193
Exelon Corp.	34,713	1,573,193
FirstEnergy Corp.	19,956	766,111
Fortum OYJ (Finland)	930	13,939
Iberdrola SA (Spain)	19,293	200,042
NextEra Energy, Inc.	69,600	5,391,216
NRG Energy, Inc.	8,700	332,079
Pinnacle West Capital Corp.(a)	4,100	299,792
Power Assets Holdings Ltd. (Hong Kong)	3,000	18,879
PPL Corp.	26,100	708,093
Southern Co. (The)	37,300	2,659,863
SSE PLC (United Kingdom)	7,676	151,093
Terna - Rete Elettrica Nazionale (Italy)	1,554	12,195
Xcel Energy, Inc.	19,110	1,352,224

		22,737,923

Electrical Equipment — 0.2%
AMETEK, Inc.	8,000	879,120
Eaton Corp. PLC	14,137	1,781,121
Emerson Electric Co.	20,800	1,654,432
Generac Holdings, Inc.*(a)	2,300	484,334
Mitsubishi Electric Corp. (Japan)	4,300	46,580
Rockwell Automation, Inc.	4,200	837,102

		5,682,689

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	20,800	1,339,104
CDW Corp.	4,850	764,166
Corning, Inc.	26,700	841,317
Hamamatsu Photonics KK (Japan)	400	15,507
Hirose Electric Co. Ltd. (Japan)	1,000	132,421
Keysight Technologies, Inc.*	6,400	882,240
Murata Manufacturing Co. Ltd. (Japan)	1,300	71,143
TDK Corp. (Japan)	900	27,626
TE Connectivity Ltd. (Switzerland)	11,300	1,278,595
Teledyne Technologies, Inc.*	1,660	622,683
Trimble, Inc.*	8,700	506,601

SEE NOTES TO FINANCIAL STATEMENTS.

A33

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Zebra Technologies Corp. (Class A Stock)*	1,970	$579,082

		7,060,485

Energy Equipment & Services — 0.2%
Baker Hughes Co.(a)	33,098	955,540
Halliburton Co.	31,100	975,296
Schlumberger NV	49,524	1,770,978

		3,701,814

Entertainment — 0.6%
Activision Blizzard, Inc.	28,500	2,219,010
Electronic Arts, Inc.	9,800	1,192,170
Konami Group Corp. (Japan)	200	11,053
Live Nation Entertainment, Inc.*(a)	4,900	404,642
Netflix, Inc.*	15,810	2,764,695
Nintendo Co. Ltd. (Japan)	300	130,137
Take-Two Interactive Software, Inc.*	5,400	661,662
Walt Disney Co. (The)*	64,282	6,068,221
Warner Bros Discovery, Inc.*	76,976	1,033,018

		14,484,608

Equity Real Estate Investment Trusts (REITs) — 1.4%
Alexandria Real Estate Equities, Inc.(a)	5,280	765,758
American Tower Corp.	16,460	4,207,011
AvalonBay Communities, Inc.	5,075	985,819
Boston Properties, Inc.	4,900	436,002
Camden Property Trust	3,800	511,024
Crown Castle International Corp.	15,400	2,593,052
Dexus (Australia)	29,980	183,085
Digital Realty Trust, Inc.	10,100	1,311,283
Duke Realty Corp.	13,200	725,340
Equinix, Inc.	3,184	2,091,952
Equity Residential	12,200	881,084
Essex Property Trust, Inc.	2,350	614,549
Extra Space Storage, Inc.	4,800	816,576
Federal Realty OP LP	2,400	229,776
Goodman Group (Australia)	14,090	172,971
Healthpeak Properties, Inc.	18,700	484,517
Host Hotels & Resorts, Inc.	24,782	388,582
Iron Mountain, Inc.(a)	10,602	516,211
Kimco Realty Corp.(a)	21,400	423,078
Klepierre SA (France)*	435	8,358
Land Securities Group PLC (United Kingdom)	1,495	12,111
Mid-America Apartment Communities, Inc.	4,200	733,614
Prologis, Inc.	26,177	3,079,724
Public Storage	5,520	1,725,938
Realty Income Corp.(a)	21,300	1,453,938
Regency Centers Corp.	5,600	332,136
SBA Communications Corp.	3,800	1,216,190
Simon Property Group, Inc.	11,393	1,081,424
Stockland (Australia)	49,094	122,276
UDR, Inc.(a)	10,300	474,212
Ventas, Inc.	13,868	713,231
VICI Properties, Inc.(a)	34,100	1,015,839
Vornado Realty Trust	6,125	175,114

	Shares	Value

COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Welltower, Inc.	16,100	$1,325,835
Weyerhaeuser Co.	26,018	861,716

		32,669,326

Food & Staples Retailing — 0.7%
Carrefour SA (France)	1,080	19,121
Coles Group Ltd. (Australia)	2,544	31,240
Costco Wholesale Corp.	15,660	7,505,525
Endeavour Group Ltd. (Australia)	2,898	15,113
Etablissements Franz Colruyt NV (Belgium)	120	3,261
J Sainsbury PLC (United Kingdom)	3,717	9,239
Jeronimo Martins SGPS SA (Portugal)	496	10,794
Kesko OYJ (Finland) (Class B Stock)	528	12,452
Koninklijke Ahold Delhaize NV (Netherlands)	9,594	250,200
Kroger Co. (The)(a)	23,492	1,111,876
Sysco Corp.(a)	17,700	1,499,367
Tesco PLC (United Kingdom)	16,328	50,706
Walgreens Boots Alliance, Inc.	25,000	947,500
Walmart, Inc.	49,900	6,066,842
Woolworths Group Ltd. (Australia)	3,879	95,229

		17,628,465

Food Products — 0.6%
Archer-Daniels-Midland Co.	19,926	1,546,257
Campbell Soup Co.(a)	7,000	336,350
Conagra Brands, Inc.	16,700	571,808
General Mills, Inc.	21,000	1,584,450
Hershey Co. (The)	5,200	1,118,832
Hormel Foods Corp.	10,300	487,808
J.M. Smucker Co. (The)(a)	3,900	499,239
Kellogg Co.(a)	8,900	634,926
Kraft Heinz Co. (The)	24,667	940,799
Lamb Weston Holdings, Inc.(a)	5,400	385,884
McCormick & Co., Inc.(a)	8,740	727,605
Mondelez International, Inc. (Class A Stock)	48,953	3,039,492
Nestle SA	4,179	487,671
Orkla ASA (Norway)	22,383	179,043
Tyson Foods, Inc. (Class A Stock)	10,200	877,812
WH Group Ltd. (Hong Kong), 144A	151,500	118,648
Wilmar International Ltd. (China)	74,800	217,842

		13,754,466

Gas Utilities — 0.0%
Atmos Energy Corp.(a)	4,800	538,080
Enagas SA (Spain)	544	12,029
Osaka Gas Co. Ltd. (Japan)	800	15,316
Snam SpA (Italy)	937	4,908
Tokyo Gas Co. Ltd. (Japan)	900	18,625

		588,958

Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	61,950	6,730,867
ABIOMED, Inc.*	1,660	410,867
Align Technology, Inc.*	2,640	624,809
Baxter International, Inc.	17,400	1,117,602

SEE NOTES TO FINANCIAL STATEMENTS.

A34

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
Becton, Dickinson & Co.	10,110	$2,492,418
Boston Scientific Corp.*	50,367	1,877,178
Cooper Cos., Inc. (The)	1,840	576,141
DENTSPLY SIRONA, Inc.	8,000	285,840
Dexcom, Inc.*	14,160	1,055,345
Edwards Lifesciences Corp.*	21,700	2,063,453
Hologic, Inc.*	8,800	609,840
Hoya Corp. (Japan)	300	25,810
IDEXX Laboratories, Inc.*	2,940	1,031,146
Intuitive Surgical, Inc.*	12,760	2,561,060
Medtronic PLC	47,490	4,262,227
ResMed, Inc.	5,200	1,090,076
STERIS PLC	3,650	752,448
Stryker Corp.	12,000	2,387,160
Teleflex, Inc.	1,800	442,530
Zimmer Biomet Holdings, Inc.	7,200	756,432

		31,153,249

Health Care Providers & Services — 1.7%
AmerisourceBergen Corp.	5,400	763,992
Cardinal Health, Inc.	10,250	535,768
Centene Corp.*	20,650	1,747,196
Cigna Corp.	11,200	2,951,424
CVS Health Corp.	46,283	4,288,583
DaVita, Inc.*	2,300	183,908
Elevance Health, Inc.	8,560	4,130,885
Fresenius SE & Co. KGaA (Germany)	910	27,617
HCA Healthcare, Inc.	8,100	1,361,286
Henry Schein, Inc.*	4,800	368,352
Humana, Inc.	4,450	2,082,911
Laboratory Corp. of America Holdings	3,300	773,388
McKesson Corp.	5,330	1,738,699
Medipal Holdings Corp. (Japan)	11,300	159,255
Molina Healthcare, Inc.*	2,150	601,162
Quest Diagnostics, Inc.(a)	4,200	558,516
Sonic Healthcare Ltd. (Australia)	9,018	205,664
UnitedHealth Group, Inc.	33,240	17,073,061
Universal Health Services, Inc. (Class B Stock)(a)	2,600	261,846

		39,813,513

Hotels, Restaurants & Leisure — 0.9%
Aristocrat Leisure Ltd. (Australia)	1,331	31,486
Booking Holdings, Inc.*	1,450	2,536,035
Caesars Entertainment, Inc.*(a)	7,400	283,420
Carnival Corp.*(a)	27,900	241,335
Chipotle Mexican Grill, Inc.*	980	1,281,115
Compass Group PLC (United Kingdom)	9,455	193,309
Darden Restaurants, Inc.(a)	4,450	503,384
Domino’s Pizza, Inc.	1,360	530,006
Evolution AB (Sweden), 144A	1,208	109,628
Expedia Group, Inc.*	5,250	497,857
Hilton Worldwide Holdings, Inc.	9,700	1,080,968
InterContinental Hotels Group PLC (United Kingdom)	730	38,752
La Francaise des Jeux SAEM (France), 144A	4,835	167,625
Las Vegas Sands Corp.*	12,550	421,554

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Marriott International, Inc. (Class A Stock)	9,528	$1,295,903
McDonald’s Corp.	26,500	6,542,320
McDonald’s Holdings Co. Japan Ltd. (Japan)	200	7,281
MGM Resorts International	13,500	390,825
Norwegian Cruise Line Holdings Ltd.*(a)	13,800	153,456
Penn National Gaming, Inc.*(a)	6,000	182,520
Royal Caribbean Cruises Ltd.*(a)	7,800	272,298
Sodexo SA (France)	184	12,956
Starbucks Corp.	40,600	3,101,434
Whitbread PLC (United Kingdom)	456	13,761
Wynn Resorts Ltd.*(a)	3,900	222,222
Yum! Brands, Inc.	10,200	1,157,802

		21,269,252

Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	2,156	11,990
Berkeley Group Holdings PLC (United Kingdom)*	685	30,983
D.R. Horton, Inc.(a)	11,300	747,947
Garmin Ltd.	5,300	520,725
Lennar Corp. (Class A Stock)	9,400	663,358
Mohawk Industries, Inc.*	1,940	240,735
Newell Brands, Inc.	13,814	263,019
NVR, Inc.*	110	440,455
Open House Group Co. Ltd. (Japan)	1,800	71,508
PulteGroup, Inc.	8,222	325,838
Sony Group Corp. (Japan)	1,600	130,158
Taylor Wimpey PLC (United Kingdom)	7,960	11,323
Whirlpool Corp.(a)	2,126	329,254

		3,787,293

Household Products — 0.7%
Church & Dwight Co., Inc.	8,500	787,610
Clorox Co. (The)(a)	4,200	592,116
Colgate-Palmolive Co.	29,800	2,388,172
Essity AB (Sweden) (Class B Stock)	1,311	34,206
Henkel AG & Co. KGaA (Germany)	198	12,124
Kimberly-Clark Corp.	12,500	1,689,375
Procter & Gamble Co. (The)	84,925	12,211,366
Reckitt Benckiser Group PLC (United Kingdom)	1,560	117,089

		17,832,058

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	24,400	512,644

Industrial Conglomerates — 0.4%
3M Co.	20,000	2,588,200
CK Hutchison Holdings Ltd. (United Kingdom)	6,000	40,997
General Electric Co.	38,678	2,462,628
Honeywell International, Inc.	24,212	4,208,288
Jardine Matheson Holdings Ltd. (Hong Kong)	4,100	215,317
Lifco AB (Sweden) (Class B Stock)	532	8,562

SEE NOTES TO FINANCIAL STATEMENTS.

A35

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Industrial Conglomerates (cont’d.)
Siemens AG (Germany)	1,365	$138,559
Smiths Group PLC (United Kingdom)	1,787	30,424
Toshiba Corp. (Japan)	5,300	215,316

		9,908,291

Insurance — 1.1%
Aegon NV (Netherlands)	3,960	17,166
Aflac, Inc.	21,100	1,167,463
Ageas SA/NV (Belgium)	364	15,995
AIA Group Ltd. (Hong Kong)	4,000	43,434
Allstate Corp. (The)	9,900	1,254,627
American International Group, Inc.	28,039	1,433,634
Aon PLC (Class A Stock)	7,600	2,049,568
Arthur J. Gallagher & Co.	7,400	1,206,496
Assicurazioni Generali SpA (Italy)	2,365	37,782
Assurant, Inc.	2,000	345,700
AXA SA (France)	7,605	173,701
Brown & Brown, Inc.	8,500	495,890
Chubb Ltd.	15,186	2,985,264
Cincinnati Financial Corp.	5,137	611,200
Dai-ichi Life Holdings, Inc. (Japan)	12,100	221,188
Everest Re Group Ltd.	1,540	431,631
Globe Life, Inc.	3,425	333,835
Hartford Financial Services Group, Inc. (The)	11,800	772,074
Japan Post Holdings Co. Ltd. (Japan)	5,500	39,186
Japan Post Insurance Co. Ltd. (Japan)	11,900	189,810
Lincoln National Corp.	6,218	290,816
Loews Corp.	6,975	413,338
Marsh & McLennan Cos., Inc.	17,800	2,763,450
Medibank Private Ltd. (Australia)	5,560	12,467
MetLife, Inc.	24,350	1,528,936
MS&AD Insurance Group Holdings, Inc. (Japan)	2,300	70,277
NN Group NV (Netherlands)	574	26,079
Poste Italiane SpA (Italy), 144A	3,032	28,377
Principal Financial Group, Inc.	8,500	567,715
Progressive Corp. (The)	20,600	2,395,162
Sampo OYJ (Finland) (Class A Stock)	1,078	46,937
Sompo Holdings, Inc. (Japan)	3,500	153,457
Suncorp Group Ltd. (Australia)	22,707	171,954
Tokio Marine Holdings, Inc. (Japan)	1,400	82,237
Travelers Cos., Inc. (The)	8,535	1,443,524
W.R. Berkley Corp.	7,200	491,472
Willis Towers Watson PLC	3,940	777,717
Zurich Insurance Group AG (Switzerland)	311	135,117

		25,224,676

Interactive Media & Services — 2.5%
Alphabet, Inc. (Class A Stock)*	10,650	23,209,119
Alphabet, Inc. (Class C Stock)*	9,763	21,356,074
Match Group, Inc.*	9,800	682,962
Meta Platforms, Inc. (Class A Stock)*	81,130	13,082,213
SEEK Ltd. (Australia)	700	10,106
Twitter, Inc.*	26,800	1,002,052

		59,342,526

	Shares	Value

COMMON STOCKS (continued)
Internet & Direct Marketing Retail — 1.4%
Amazon.com, Inc.*	309,700	$32,893,237
eBay, Inc.	19,800	825,066
Etsy, Inc.*(a)	4,400	322,124
ZOZO, Inc. (Japan)	300	5,390

		34,045,817

IT Services — 2.1%
Accenture PLC (Class A Stock)	22,500	6,247,125
Adyen NV (Netherlands), 144A*	41	59,659
Akamai Technologies, Inc.*(a)	5,600	511,448
Automatic Data Processing, Inc.	14,800	3,108,592
Broadridge Financial Solutions, Inc.	4,200	598,710
Capgemini SE (France)	938	160,470
Cognizant Technology Solutions Corp. (Class A Stock)	18,200	1,228,318
Computershare Ltd. (Australia)	12,943	219,755
DXC Technology Co.*	9,028	273,639
EPAM Systems, Inc.*	2,140	630,829
Fidelity National Information Services, Inc.	21,500	1,970,905
Fiserv, Inc.*	20,600	1,832,782
FleetCor Technologies, Inc.*	2,700	567,297
Fujitsu Ltd. (Japan)	1,800	224,384
Gartner, Inc.*	2,800	677,124
Global Payments, Inc.	10,077	1,114,919
International Business Machines Corp.	31,700	4,475,723
Jack Henry & Associates, Inc.	2,700	486,054
Mastercard, Inc. (Class A Stock)	30,450	9,606,366
NEC Corp. (Japan)	600	23,255
NTT Data Corp. (Japan)	1,400	19,371
Paychex, Inc.	11,400	1,298,118
PayPal Holdings, Inc.*	41,200	2,877,408
VeriSign, Inc.*	3,300	552,189
Visa, Inc. (Class A Stock)(a)	58,300	11,478,687

		50,243,127

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	500	35,262
Hasbro, Inc.	4,700	384,836
Shimano, Inc. (Japan)	200	33,540

		453,638

Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	10,514	1,248,748
Bio-Rad Laboratories, Inc. (Class A Stock)*	740	366,300
Bio-Techne Corp.	1,400	485,296
Charles River Laboratories International, Inc.*	1,760	376,587
Danaher Corp.	22,900	5,805,608
Eurofins Scientific SE (Luxembourg)	269	21,196
Illumina, Inc.*	5,600	1,032,416
IQVIA Holdings, Inc.*	6,800	1,475,532
Mettler-Toledo International, Inc.*	800	919,016
PerkinElmer, Inc.(a)	4,600	654,212
Sartorius Stedim Biotech (France)	57	17,932
Thermo Fisher Scientific, Inc.	13,900	7,551,592
Waters Corp.*	2,200	728,156

SEE NOTES TO FINANCIAL STATEMENTS.

A36

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (cont’d.)
West Pharmaceutical Services, Inc.	2,700	$816,399

		21,498,990

Machinery — 0.7%
Atlas Copco AB (Sweden) (Class A Stock)	5,472	51,180
Atlas Copco AB (Sweden) (Class B Stock)	3,016	25,266
Caterpillar, Inc.	18,900	3,378,564
CNH Industrial NV (United Kingdom)	2,144	24,848
Cummins, Inc.	5,100	987,003
Deere & Co.	9,940	2,976,732
Dover Corp.	5,000	606,600
Epiroc AB (Sweden) (Class A Stock)	1,392	21,536
Epiroc AB (Sweden) (Class B Stock)	784	10,603
Fortive Corp.	12,450	677,031
GEA Group AG (Germany)	323	11,163
IDEX Corp.	2,710	492,217
Illinois Tool Works, Inc.	10,100	1,840,725
Ingersoll Rand, Inc.	14,100	593,328
Komatsu Ltd. (Japan)	2,000	44,310
MISUMI Group, Inc. (Japan)	700	14,907
NGK Insulators Ltd. (Japan)	6,100	82,068
Nordson Corp.	1,900	384,636
Otis Worldwide Corp.	15,101	1,067,188
PACCAR, Inc.	12,143	999,855
Parker-Hannifin Corp.	4,665	1,147,823
Pentair PLC(a)	5,977	273,567
Sandvik AB (Sweden)	2,340	37,997
Schindler Holding AG (Switzerland)	71	12,757
Snap-on, Inc.(a)	1,900	374,357
Stanley Black & Decker, Inc.	5,447	571,172
VAT Group AG (Switzerland), 144A	55	13,063
Volvo AB (Sweden) (Class A Stock)	442	7,117
Volvo AB (Sweden) (Class B Stock)	2,970	46,137
Westinghouse Air Brake Technologies Corp.	6,451	529,498
Xylem, Inc.	6,200	484,716

		17,787,964

Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	6	13,890
AP Moller - Maersk A/S (Denmark) (Class B Stock)	86	201,286
Kuehne + Nagel International AG (Switzerland)	636	150,232
Mitsui OSK Lines Ltd. (Japan)	900	20,586
Nippon Yusen KK (Japan)	400	27,382
SITC International Holdings Co. Ltd. (China)	47,000	133,157

		546,533

Media — 0.5%
Charter Communications, Inc. (Class A Stock)*	4,060	1,902,232
Comcast Corp. (Class A Stock)	158,180	6,206,983
Dentsu Group, Inc. (Japan)	500	14,986

	Shares	Value

COMMON STOCKS (continued)
Media (cont’d.)
DISH Network Corp. (Class A Stock)*(a)	9,017	$161,675
Fox Corp. (Class A Stock)	11,100	356,976
Fox Corp. (Class B Stock)	5,733	170,270
Interpublic Group of Cos., Inc. (The)	13,631	375,261
News Corp. (Class A Stock)	13,675	213,057
News Corp. (Class B Stock)	4,800	76,272
Omnicom Group, Inc.	7,300	464,353
Paramount Global (Class B Stock)(a)	21,030	519,020
Publicis Groupe SA (France)	4,102	200,809
WPP PLC (United Kingdom)	18,535	186,836

		10,848,730

Metals & Mining — 0.2%
Anglo American PLC (South Africa)	6,471	231,447
ArcelorMittal SA (Luxembourg)	8,083	182,132
BHP Group Ltd. (Australia)	10,741	304,843
BlueScope Steel Ltd. (Australia)	17,094	186,420
Boliden AB (Sweden)	578	18,362
Fortescue Metals Group Ltd. (Australia)	3,598	43,374
Freeport-McMoRan, Inc.	51,788	1,515,317
Glencore PLC (Australia)*	20,720	112,125
Newmont Corp.	28,200	1,682,694
Norsk Hydro ASA (Norway)	2,850	16,017
Nucor Corp.	9,500	991,895
Rio Tinto Ltd. (Australia)	705	50,028
Rio Tinto PLC (Australia)	5,176	309,939
South32 Ltd. (Australia)	9,633	26,153
voestalpine AG (Austria)	240	5,099

		5,675,845

Multiline Retail — 0.2%
Dollar General Corp.	8,100	1,988,064
Dollar Tree, Inc.*	7,965	1,241,345
Next PLC (United Kingdom)	276	19,699
Target Corp.	16,360	2,310,523

		5,559,631

Multi-Utilities — 0.5%
Ameren Corp.	8,900	804,204
CenterPoint Energy, Inc.	21,800	644,844
CMS Energy Corp.	10,000	675,000
Consolidated Edison, Inc.	12,300	1,169,730
Dominion Energy, Inc.	28,615	2,283,763
DTE Energy Co.	6,700	849,225
E.ON SE (Germany)	21,647	181,975
Engie SA (France)	15,254	175,706
NiSource, Inc.	13,600	401,064
Public Service Enterprise Group, Inc.	17,600	1,113,728
Sempra Energy	11,319	1,700,906
WEC Energy Group, Inc.	11,213	1,128,476

		11,128,621

Oil, Gas & Consumable Fuels — 2.0%
APA Corp.	12,614	440,229
BP PLC (United Kingdom)	41,816	197,112
Chevron Corp.	69,522	10,065,395
ConocoPhillips	45,919	4,123,985

SEE NOTES TO FINANCIAL STATEMENTS.

A37

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Coterra Energy, Inc.(a)	28,300	$729,857
Devon Energy Corp.	21,900	1,206,909
Diamondback Energy, Inc.	5,900	714,785
Eni SpA (Italy)	18,533	220,491
EOG Resources, Inc.	20,700	2,286,108
Equinor ASA (Norway)	7,504	261,863
Exxon Mobil Corp.	149,299	12,785,966
Hess Corp.	9,600	1,017,024
Inpex Corp. (Japan)	20,900	225,521
Kinder Morgan, Inc.	70,398	1,179,871
Marathon Oil Corp.	25,082	563,843
Marathon Petroleum Corp.	19,119	1,571,773
Occidental Petroleum Corp.(a)	31,304	1,843,180
ONEOK, Inc.	15,500	860,250
Phillips 66	17,038	1,396,946
Pioneer Natural Resources Co.	8,050	1,795,794
Repsol SA (Spain)	1,785	26,218
Shell PLC (Netherlands)	16,748	432,374
TotalEnergies SE (France)	5,455	287,190
Valero Energy Corp.	14,500	1,541,060
Williams Cos., Inc. (The)	43,100	1,345,151
Woodside Energy Group Ltd. (Australia)	1,940	42,584

		47,161,479

Paper & Forest Products — 0.0%
Stora Enso OYJ (Finland) (Class R Stock)	1,224	19,151

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	8,200	2,088,294
L’Oreal SA (France)	602	208,061
Unilever PLC (United Kingdom)	9,540	433,957

		2,730,312

Pharmaceuticals — 2.4%
Astellas Pharma, Inc. (Japan)	1,600	24,917
AstraZeneca PLC (United Kingdom)	1,532	201,537
Bayer AG (Germany)	3,030	180,164
Bristol-Myers Squibb Co.	76,370	5,880,490
Catalent, Inc.*	6,300	675,927
Chugai Pharmaceutical Co. Ltd. (Japan)	1,400	35,779
Eli Lilly & Co.	28,000	9,078,440
GSK PLC	20,597	443,663
Ipsen SA (France)	2,201	207,241
Johnson & Johnson	93,158	16,536,477
Merck & Co., Inc.	89,533	8,162,724
Merck KGaA (Germany)	852	144,019
Novartis AG (Switzerland)	7,176	606,466
Novo Nordisk A/S (Denmark) (Class B Stock)	3,734	415,411
Ono Pharmaceutical Co. Ltd. (Japan)	800	20,482
Organon & Co.	8,753	295,414
Pfizer, Inc.	198,570	10,411,025
Roche Holding AG	2,107	703,146
Sanofi (France)	4,574	459,735

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Takeda Pharmaceutical Co. Ltd. (Japan)	3,400	$95,644
Viatris, Inc.	41,986	439,593
Zoetis, Inc.	16,700	2,870,563

		57,888,857

Professional Services — 0.2%
Equifax, Inc.	4,400	804,232
Jacobs Engineering Group, Inc.	4,500	572,085
Leidos Holdings, Inc.	4,900	493,479
Nielsen Holdings PLC	13,200	306,504
Randstad NV (Netherlands)	3,932	190,836
Recruit Holdings Co. Ltd. (Japan)	9,300	272,847
Robert Half International, Inc.	3,800	284,582
Verisk Analytics, Inc.	5,700	986,613
Wolters Kluwer NV (Netherlands)	552	53,562

		3,964,740

Real Estate Management & Development — 0.0%
Aroundtown SA (Germany)	2,214	7,052
Capitaland Investment Ltd. (Singapore)	5,800	15,964
CBRE Group, Inc. (Class A Stock)*	11,600	853,876
CK Asset Holdings Ltd. (Hong Kong)	4,500	31,842
Daito Trust Construction Co. Ltd. (Japan)	200	17,249
ESR Group Ltd. (China), 144A*	4,000	10,791
New World Development Co. Ltd. (Hong Kong)	4,000	14,359
Nomura Real Estate Holdings, Inc. (Japan)	500	12,214

		963,347

Road & Rail — 0.4%
CSX Corp.	77,000	2,237,620
J.B. Hunt Transport Services, Inc.	3,000	472,410
Norfolk Southern Corp.	8,400	1,909,236
Old Dominion Freight Line, Inc.	3,365	862,382
Union Pacific Corp.	22,360	4,768,941

		10,250,589

Semiconductors & Semiconductor Equipment — 2.5%
Advanced Micro Devices, Inc.*	57,199	4,374,008
Analog Devices, Inc.	18,547	2,709,531
Applied Materials, Inc.	31,300	2,847,674
ASML Holding NV (Netherlands)	537	255,583
Broadcom, Inc.	14,500	7,044,245
Disco Corp. (Japan)	100	23,675
Enphase Energy, Inc.*	4,700	917,628
Intel Corp.	144,700	5,413,227
KLA Corp.(a)	5,250	1,675,170
Lam Research Corp.	4,890	2,083,874
Microchip Technology, Inc.	19,300	1,120,944
Micron Technology, Inc.	39,400	2,178,032
Monolithic Power Systems, Inc.	1,600	614,464
NVIDIA Corp.	88,660	13,439,969
NXP Semiconductors NV (China)(a)	9,400	1,391,482
ON Semiconductor Corp.*	15,400	774,774
Qorvo, Inc.*	4,007	377,940

SEE NOTES TO FINANCIAL STATEMENTS.

A38

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
QUALCOMM, Inc.	39,800	$5,084,052
Renesas Electronics Corp. (Japan)*	8,600	77,834
Skyworks Solutions, Inc.	5,700	528,048
SolarEdge Technologies, Inc.*	2,000	547,360
STMicroelectronics NV (Singapore)	4,588	144,383
Teradyne, Inc.	5,600	501,480
Texas Instruments, Inc.	32,600	5,008,990

		59,134,367

Software — 4.2%
Adobe, Inc.*	16,680	6,105,881
ANSYS, Inc.*	3,200	765,728
Autodesk, Inc.*	7,800	1,341,288
Cadence Design Systems, Inc.*	9,800	1,470,294
Ceridian HCM Holding, Inc.*	4,950	233,046
Citrix Systems, Inc.	4,300	417,831
Dassault Systemes SE (France)	6,438	236,949
Fortinet, Inc.*(a)	23,500	1,329,630
Intuit, Inc.	9,980	3,846,691
Microsoft Corp.	264,720	67,988,038
Nemetschek SE (Germany)	119	7,180
NortonLifeLock, Inc.(a)	20,178	443,109
Oracle Corp.	55,550	3,881,278
Paycom Software, Inc.*	1,720	481,806
PTC, Inc.*	3,600	382,824
Roper Technologies, Inc.	3,780	1,491,777
Salesforce, Inc.*	35,150	5,801,156
SAP SE (Germany)	381	34,603
ServiceNow, Inc.*	7,050	3,352,416
Synopsys, Inc.*	5,500	1,670,350
Tyler Technologies, Inc.*	1,510	502,045
WiseTech Global Ltd. (Australia)	320	8,283

		101,792,203

Specialty Retail — 1.0%
Advance Auto Parts, Inc.(a)	2,300	398,107
AutoZone, Inc.*	700	1,504,384
Bath & Body Works, Inc.(a)	9,206	247,826
Best Buy Co., Inc.(a)	7,375	480,776
CarMax, Inc.*(a)	5,600	506,688
Chow Tai Fook Jewellery Group Ltd. (China)	7,000	13,118
Fast Retailing Co. Ltd. (Japan)	200	104,648
Home Depot, Inc. (The)	36,550	10,024,569
Industria de Diseno Textil SA (Spain)	1,650	37,381
JD Sports Fashion PLC (United Kingdom)	106,522	150,009
Lowe’s Cos., Inc.	23,400	4,087,278
O’Reilly Automotive, Inc.*	2,330	1,472,001
Ross Stores, Inc.	12,300	863,829
TJX Cos., Inc. (The)	41,800	2,334,530
Tractor Supply Co.	3,900	756,015
Ulta Beauty, Inc.*	1,900	732,412
USS Co. Ltd. (Japan)	3,500	60,533

		23,774,104

Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc.	544,140	74,394,821

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Canon, Inc. (Japan)	500	$11,337
Hewlett Packard Enterprise Co.(a)	45,448	602,640
HP, Inc.	37,748	1,237,379
NetApp, Inc.	7,700	502,348
Seagate Technology Holdings PLC(a)	7,100	507,224
Western Digital Corp.*	11,303	506,714

		77,762,463

Textiles, Apparel & Luxury Goods — 0.3%
Burberry Group PLC (United Kingdom)	874	17,472
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	2,137	227,999
Hermes International (France)	67	75,266
LVMH Moet Hennessy Louis Vuitton SE (France)	594	362,193
Moncler SpA (Italy)	432	18,564
NIKE, Inc. (Class B Stock)	45,000	4,599,000
Pandora A/S (Denmark)	216	13,716
PVH Corp.	2,400	136,560
Ralph Lauren Corp.	1,800	161,370
Swatch Group AG (The) (Switzerland)	77	3,424
Tapestry, Inc.	9,500	289,940
VF Corp.(a)	11,300	499,121

		6,404,625

Tobacco — 0.4%
Altria Group, Inc.	63,900	2,669,103
British American Tobacco PLC (United Kingdom)	9,851	421,596
Imperial Brands PLC (United Kingdom)	1,916	42,852
Japan Tobacco, Inc. (Japan)	11,600	200,442
Philip Morris International, Inc.	54,700	5,401,078
Swedish Match AB (Sweden)	25,564	260,347

		8,995,418

Trading Companies & Distributors — 0.1%
Brenntag SE (Germany)	2,571	167,699
Bunzl PLC (United Kingdom)	700	23,136
Fastenal Co.(a)	20,000	998,400
Ferguson PLC	480	53,196
IMCD NV (Netherlands)	120	16,489
Marubeni Corp. (Japan)	21,600	194,472
Mitsubishi Corp. (Japan)	1,800	53,669
Mitsui & Co. Ltd. (Japan)	10,800	238,125
Sumitomo Corp. (Japan)	14,100	193,187
United Rentals, Inc.*(a)	2,600	631,566
W.W. Grainger, Inc.(a)	1,520	690,733

		3,260,672

Water Utilities — 0.0%
American Water Works Co., Inc.	6,300	937,251

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	3,600	113,674
SoftBank Corp. (Japan)	3,700	41,076
SoftBank Group Corp. (Japan)	2,700	104,333

SEE NOTES TO FINANCIAL STATEMENTS.

A39

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

		Shares	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (cont’d.)
T-Mobile US, Inc.*		20,700	$2,784,978

			3,044,061

TOTAL COMMON STOCKS (cost $326,814,565)			1,158,169,210

EXCHANGE-TRADED FUNDS — 0.3%
iShares Core S&P 500 ETF		20,500	7,772,575
iShares MSCI EAFE ETF(a)		1,959	122,418

TOTAL EXCHANGE-TRADED FUNDS (cost $6,088,456)			7,894,993

PREFERRED STOCKS — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)		75	5,331
Porsche Automobil Holding SE (Germany) (PRFC)		329	21,706
Volkswagen AG (Germany) (PRFC)		394	52,738

			79,775

Banks — 0.0%
Citigroup Capital XIII, 7.609%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40(a)		20,000	536,000

Capital Markets — 0.1%
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(oo)		30,000	747,000

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)		423	26,065

TOTAL PREFERRED STOCKS (cost $1,382,519)			1,388,840

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 7.5%
Automobiles — 2.1%
AmeriCredit Automobile Receivables Trust,
Series 2019-01, Class B
3.130%	02/18/25	70	70,352
Series 2019-02, Class C
2.740%	04/18/25	1,400	1,391,052
Series 2019-03, Class C
2.320%	07/18/25	2,300	2,265,925
Series 2021-02, Class C
1.010%	01/19/27	900	834,190
Series 2021-03, Class C
1.410%	08/18/27	900	823,278
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-02A, Class A, 144A
3.350%	09/22/25	2,000	1,965,870
Series 2019-03A, Class A, 144A
2.360%	03/20/26	2,700	2,572,562

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2020-01A, Class A, 144A
2.330%	08/20/26		1,300	$1,235,939
Series 2021-01A, Class A, 144A
1.380%	08/20/27		2,400	2,145,740
Series 2021-02A, Class A, 144A
1.660%	02/20/28		2,600	2,317,658
Series 2022-01A, Class A, 144A
3.830%	08/21/28		2,900	2,832,501
CarMax Auto Owner Trust,
Series 2021-02, Class C
1.340%	02/16/27		800	739,231
Series 2021-04, Class C
1.380%	07/15/27		600	549,132
Ford Auto Securitization Trust (Canada),
Series 2019-BA, Class A2, 144A
2.321%	10/15/23	CAD	40	30,784
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31		1,800	1,770,604
Series 2019-01, Class A, 144A
3.520%	07/15/30		3,300	3,287,058
Series 2020-01, Class A, 144A
2.040%	08/15/31		2,500	2,389,623
Series 2020-02, Class A, 144A
1.060%	04/15/33		900	813,964
Series 2021-02, Class B, 144A
1.910%	05/15/34		400	361,157
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C
3.620%	06/17/24		300	300,520
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A
1.490%	06/12/34		200	175,916
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27		1,300	1,146,118
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25		1,500	1,402,798
Series 2022-02A, Class A, 144A
2.330%	06/26/28		3,300	2,986,211
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		4,100	4,002,768
Series 2021-01A, Class B, 144A
1.260%	07/14/28		1,800	1,628,150
Santander Drive Auto Receivables Trust,
Series 2020-02, Class C
1.460%	09/15/25		496	494,565
Series 2020-03, Class C
1.120%	01/15/26		1,800	1,786,226
Series 2020-04, Class C
1.010%	01/15/26		1,100	1,084,177
Series 2021-02, Class C
0.900%	06/15/26		800	774,629
Series 2021-02, Class D
1.350%	07/15/27		2,000	1,875,949

SEE NOTES TO FINANCIAL STATEMENTS.

A40

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2021-03, Class C
0.950%	09/15/27		1,400	$1,347,054
Series 2021-04, Class C
1.260%	02/16/27		1,900	1,811,753
Series 2022-01, Class C
2.560%	04/17/28		1,100	1,046,775
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27		400	369,297

				50,629,526

Collateralized Loan Obligations — 4.3%
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.263%(c)	07/20/34		2,500	2,415,863
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
2.354%(c)	01/25/35		500	483,615
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R2, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)
1.914%(c)	07/15/29		744	735,732
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.600%(c)	04/15/31	EUR	1,750	1,795,312
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
1.864%(c)	01/17/28		80	80,054
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
2.044%(c)	07/15/30		2,750	2,705,319
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.143%(c)	01/20/32		6,750	6,578,027
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.244%(c)	10/17/31		7,000	6,869,580
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.850%(c)	05/22/32	EUR	1,750	1,782,194
Series 14A, Class A2R, 144A
1.250%	05/22/32	EUR	3,800	3,870,135
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
2.324%(c)	07/15/29		479	474,786
Greenwood Park CLO Ltd.,
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
2.054%(c)	04/15/31		1,000	978,025

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
2.363%(c)	02/05/31	248	$243,468
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
2.184%(c)	10/19/28	5,429	5,371,171
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
2.533%(c)	04/20/32	7,500	7,392,260
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)
2.238%(c)	10/20/31	4,237	4,147,248
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month Term SOFR + 1.290% (Cap N/A, Floor 1.290%)
2.136%(c)	10/15/32	6,000	5,879,890
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
2.218%(c)	04/21/31	3,459	3,393,552
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
2.164%(c)	07/15/31	2,500	2,452,091
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
2.883%(c)	09/01/31	4,000	3,938,663
OCP CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R2, 144A, 3 Month Term SOFR + 1.250% (Cap N/A, Floor 1.250%)
1.658%(c)	01/15/33	2,500	2,436,744
Octagon Investment Partners 31 LLC (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
2.113%(c)	07/20/30	2,500	2,465,610
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
2.124%(c)	04/17/31	2,956	2,890,470
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.536%(c)	10/30/30	742	742,140
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-02A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.163%(c)	07/20/30	5,000	4,930,562
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.246%(c)	06/20/34	3,750	3,623,167

SEE NOTES TO FINANCIAL STATEMENTS.

A41

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
2.383%(c)	10/20/32		2,500	$2,458,139
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.364%(c)	07/25/34		4,750	4,575,334
TIAA CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
2.263%(c)	07/20/31		1,750	1,716,673
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	07/25/34	EUR	3,000	3,011,461
Trimaran Cavu Ltd.,
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)
2.523%(c)	07/20/32		7,500	7,380,184
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)
1.924%(c)	07/15/27		131	131,018
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.194%(c)	01/17/31		2,000	1,965,232
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.263%(c)	10/20/31		3,750	3,677,897

				103,591,616

Consumer Loans — 0.3%
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28		2,400	2,349,820
OneMain Financial Issuance Trust,
Series 2020-01A, Class A, 144A
3.840%	05/14/32		699	696,810
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,900	1,691,921
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
1.543%(c)	06/16/36		2,000	1,890,653
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28		800	748,773

				7,377,977

Equipment — 0.2%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40		2,100	2,053,211
Series 2018-A, Class A5, 144A
3.610%	03/10/42		500	496,536
Series 2019-A, Class A5, 144A
3.080%	11/12/41		1,600	1,568,588

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Equipment (cont’d.)
Series 2019-B, Class A5, 144A
2.290%	11/12/41		1,600	$1,508,369

				5,626,704

Other — 0.1%
Home Partners of America Trust,
Series 2021-03, Class A, 144A
2.200%	01/17/41		947	847,832
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
4.424%(c)	06/25/24		2,240	2,181,813

				3,029,645

Residential Mortgage-Backed Securities — 0.1%
Countrywide Asset-Backed Certificates,
Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
2.374%(c)	03/25/34		150	146,401
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)
2.419%(c)	06/25/34		115	109,292
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
3.000%(c)	04/16/23^	EUR	983	1,011,615

				1,267,308

Student Loans — 0.4%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42		577	553,397
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44		418	408,024
Series 2018-CGS, Class A1, 144A
3.870%	02/25/46		116	113,811
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A
2.810%	11/25/42		127	126,630
Series 2018-B, Class A2FX, 144A
3.540%	05/26/43		246	246,536
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		247	243,558
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42		356	355,687
Series 2018-CA, Class A2, 144A
3.520%	06/16/42		249	248,716
Series 2019-CA, Class A2, 144A
3.130%	02/15/68		651	635,415
Series 2020-BA, Class A2, 144A
2.120%	01/15/69		662	622,172
Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.530% (Cap N/A, Floor 0.530%)
2.154%(c)	05/25/70		1,561	1,514,308

SEE NOTES TO FINANCIAL STATEMENTS.

A42

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Student Loans (cont’d.)
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48	559	$550,428
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48	648	633,191
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	1,008	972,744
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47	696	686,450
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	1,329	1,274,362

			9,185,429

TOTAL ASSET-BACKED SECURITIES (cost $188,375,837)			180,708,205

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.1%
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49	3,100	3,006,898
BANK,
Series 2021-BN35, Class A3
1.717%	06/15/64	3,500	3,008,920
Series 2021-BN35, Class ASB
2.067%	06/15/64	2,300	2,023,392
Series 2021-BN37, Class A4
2.370%	11/15/64	3,900	3,317,933
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	3,850	3,785,416
Series 2021-C12, Class A4
2.421%	11/15/54	4,500	3,899,082
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	3,600	3,476,937
Series 2021-B24, Class A3
2.010%	03/15/54	2,000	1,773,152
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	5,500	4,504,429
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A3
3.014%	05/10/58	2,090	1,996,997
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	689	681,824
Series 2016-C01, Class A3
2.944%	05/10/49	2,700	2,586,150
Series 2017-P07, Class A3
3.442%	04/14/50	4,000	3,866,021
Commercial Mortgage Trust,
Series 2014-CR18, Class A4
3.550%	07/15/47	1,744	1,722,903
Series 2014-LC17, Class A4
3.648%	10/10/47	3,191	3,131,345

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	2,483	$2,415,600
Series 2017-C08, Class A3
3.127%	06/15/50	3,678	3,436,053
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO
1.484%(cc)	03/25/26	4,353	180,777
GS Mortgage Securities Corp. Trust,
Series 2021-RENT, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
2.312%(c)	11/21/35	1,064	1,040,043
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4
3.136%	02/10/48	2,763	2,688,849
Series 2015-GC34, Class A3
3.244%	10/10/48	4,715	4,576,494
Series 2016-GS03, Class A3
2.592%	10/10/49	3,901	3,661,709
Series 2016-GS04, Class A3
3.178%	11/10/49	3,796	3,614,992
Series 2020-GSA02, Class A4
1.721%	12/12/53	4,150	3,404,618
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	577	567,427
Series 2015-C27, Class A3A1
2.920%	02/15/48	3,978	3,822,565
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A3
3.109%	07/15/50	3,624	3,546,014
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	2,500	2,395,243
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	492	488,019
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class C, 144A, 1 Month LIBOR + 1.351% (Cap N/A, Floor 1.351%)
2.675%(c)	04/15/38	2,150	2,036,638
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3
3.540%	12/15/48	4,782	4,657,188
Series 2016-BNK02, Class A3
2.791%	11/15/49	2,000	1,881,839
Series 2016-UB11, Class A3
2.531%	08/15/49	6,300	5,897,822
Series 2019-H06, Class A3
3.158%	06/15/52	5,000	4,596,859
Series 2019-H07, Class A2
2.492%	07/15/52	9,400	9,044,276
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	2,500	2,448,975
Series 2017-C05, Class A4
3.212%	11/15/50	5,000	4,695,786

SEE NOTES TO FINANCIAL STATEMENTS.

A43

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2018-C09, Class A3
3.854%	03/15/51		1,800	$1,739,908
Series 2018-C14, Class A3
4.180%	12/15/51		2,900	2,804,204
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C06, Class A3
2.971%	04/10/46		1,405	1,393,499
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49		4,500	4,264,839
Series 2017-C38, Class A4
3.190%	07/15/50		3,214	3,061,355
Series 2019-C49, Class A3
3.749%	03/15/52		7,300	7,173,622
Series 2020-C58, Class A3
1.810%	07/15/53		5,000	4,169,424
Series 2021-C61, Class A3
2.406%	11/15/54		9,000	7,695,139

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $158,189,032)				146,181,175

CORPORATE BONDS — 10.4%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26		1,610	1,452,983
3.750%	02/01/50		1,470	1,036,558
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25		551	534,877
Embraer Overseas Ltd. (Brazil),
Gtd. Notes, 144A
5.696%	09/16/23		765	773,743
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28		910	899,027

				4,697,188

Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27		1,365	1,249,960
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		875	728,540

				1,978,500

Airlines — 0.1%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28		1,716	1,536,953
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	(a)	233	224,216

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
Southwest Airlines Co.,
Sr. Unsec’d. Notes
2.625%	02/10/30	(a)	1,375	$1,159,832
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		590	523,283
4.625%	04/15/29		115	97,519

				3,541,803

Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	(a)	550	440,977

Auto Manufacturers — 0.4%
Daimler Trucks Finance North America LLC (Germany),
Gtd. Notes, 144A
1.625%	12/13/24	(a)	3,770	3,546,939
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46		665	511,192
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		200	161,271
3.350%	11/01/22		2,845	2,841,917
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43		740	705,593
6.600%	04/01/36		585	593,060
General Motors Financial Co., Inc.,
Gtd. Notes
3.950%	04/13/24		1,700	1,686,749

				10,046,721

Banks — 2.9%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.849%	03/25/26		800	719,760
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
2.131%(c)	04/12/23		400	401,118
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24	(oo)	1,145	1,065,920
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25	(oo)	310	262,770
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31		1,805	1,444,159
2.496%(ff)	02/13/31		5,165	4,371,090
3.194%(ff)	07/23/30		1,050	939,179
3.824%(ff)	01/20/28		615	589,684
Sub. Notes, MTN
4.000%	01/22/25		1,700	1,692,884
4.200%	08/26/24		745	746,655
4.450%	03/03/26		4,790	4,777,149
Bank of America NA,
Sub. Notes
6.000%	10/15/36		805	883,435

SEE NOTES TO FINANCIAL STATEMENTS.

A44

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25		610	$597,237
3.932%(ff)	05/07/25		320	315,062
4.375%	01/12/26		323	319,110
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		705	691,864
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26		1,650	1,531,147
3.132%(ff)	01/20/33		1,335	1,118,085
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25	(oo)	1,675	1,383,629
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		2,100	1,731,988
3.200%	10/21/26		670	637,463
3.700%	01/12/26		1,610	1,580,238
3.887%(ff)	01/10/28		560	537,628
Sub. Notes
4.450%	09/29/27		1,485	1,459,997
4.750%	05/18/46		440	395,349
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26		1,100	1,002,301
3.091%(ff)	05/14/32		560	447,853
4.282%	01/09/28		980	916,928
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26		460	408,894
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26		595	580,930
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O
5.300%(ff)	11/10/26	(oo)	560	524,038
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27		2,345	2,058,235
3.750%	02/25/26		1,165	1,143,963
3.814%(ff)	04/23/29		440	414,856
3.850%	01/26/27		2,625	2,539,554
Sub. Notes
6.750%	10/01/37		225	249,251
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.550%	04/09/24		400	396,736
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24	(oo)	540	476,584
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25	(oo)	1,245	1,055,777
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
4.709%(c)	10/30/22	(oo)	979	928,896
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25	(oo)	230	189,921
Sr. Unsec’d. Notes
2.580%(ff)	04/22/32		1,585	1,334,580

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
3.782%(ff)	02/01/28		270	$259,092
3.964%(ff)	11/15/48		2,240	1,909,390
4.005%(ff)	04/23/29		1,360	1,303,950
Sub. Notes
3.875%	09/10/24		3,525	3,518,433
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32		2,770	2,250,802
3.772%(ff)	01/24/29		1,295	1,231,000
3.875%	01/27/26		550	542,573
4.431%(ff)	01/23/30		455	441,628
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28		1,030	974,769
Sub. Notes, GMTN
4.350%	09/08/26		3,050	3,018,776
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
5.076%(ff)	01/27/30		1,570	1,537,772
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26		3,200	2,822,526
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.375%	01/24/24		1,255	1,261,699
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27		2,250	1,994,404
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31		2,895	2,489,051

				70,417,762

Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		1,220	1,171,104
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
2.750%	07/15/26		2,785	2,569,510
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31		780	632,271

				4,372,885

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.800%	08/15/41		2,840	2,105,653

Building Materials — 0.0%
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30	(a)	400	315,155

SEE NOTES TO FINANCIAL STATEMENTS.

A45

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Building Materials (cont’d.)
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	300	$256,501

			571,656

Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.375%	11/15/42	5	4,403
5.250%	11/15/41	350	346,514
9.400%	05/15/39	15	21,370
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43	620	579,118
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	875	838,977
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	600	588,528
6.500%	09/27/28	405	367,872

			2,746,782

Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46	875	721,138
7.000%	10/15/37	390	451,178
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	250	205,576
4.875%	01/15/28	735	695,916
5.250%	01/15/30	265	245,959
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52	815	734,537

			3,054,304

Diversified Financial Services — 0.3%
BOC Aviation USA Corp. (Singapore),
Gtd. Notes, 144A, MTN
1.625%	04/29/24	445	426,540
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27	3,485	3,370,556
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	445	445,058
Discover Financial Services,
Sr. Unsec’d. Notes
3.850%	11/21/22	900	902,779
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	1,490	1,185,798
OneMain Finance Corp.,
Gtd. Notes
8.250%	10/01/23	1,100	1,100,411

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25		255	$253,749

				7,684,891

Electric — 1.0%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	04/29/28		370	328,780
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51		439	313,797
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36		530	608,804
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37		335	366,305
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		1,400	1,139,982
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33		300	356,582
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29		1,000	895,815
Connecticut Light & Power Co. (The),
First Mortgage, Series A
2.050%	07/01/31		2,290	1,934,400
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39		145	150,168
Duke Energy Carolinas LLC,
First Mortgage
6.050%	04/15/38		530	592,825
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35		845	898,134
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.250%	07/12/31	(a)	1,500	1,179,961
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
3.400%	01/28/30		400	339,170
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33		380	428,347
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33		140	158,452
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.850%	05/15/28		2,105	2,037,108
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		575	553,008

SEE NOTES TO FINANCIAL STATEMENTS.

A46

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24		1,560	$1,559,787
Northern States Power Co.,
First Mortgage
3.600%	09/15/47		1,035	872,458
NRG Energy, Inc.,
Gtd. Notes, 144A
3.875%	02/15/32		200	158,779
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		225	203,455
2.450%	12/02/27		970	837,756
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49		465	401,800
PECO Energy Co.,
First Mortgage
2.800%	06/15/50		785	576,105
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.700%	05/01/28		850	829,592
Sr. Sec’d. Notes, MTN
5.800%	05/01/37		515	576,554
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30		1,235	982,379
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48		1,010	930,758
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47		350	283,889
First Ref. Mortgage, Series C
3.600%	02/01/45		690	516,825
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		495	448,680
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		1,475	1,423,533
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41		480	454,131

				23,338,119

Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27	(a)	600	567,106
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	07/31/47		1,350	922,099

				1,489,205

Entertainment — 0.0%
Magallanes, Inc.,
Gtd. Notes, 144A
5.050%	03/15/42		450	382,698

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Entertainment (cont’d.)
5.141%	03/15/52	420	$352,605
5.391%	03/15/62	215	180,313

			915,616

Foods — 0.1%
Kraft Heinz Foods Co.,
Gtd. Notes
4.875%	10/01/49	1,030	910,898
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	350	304,491
4.375%	01/31/32	600	521,768
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	535	388,490
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.875%	09/30/27	1,200	1,148,547

			3,274,194

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
4.500%	08/01/24	207	205,932

Gas — 0.2%
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	835	651,336
3.600%	05/01/30	1,600	1,466,209
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29	2,090	1,940,981

			4,058,526

Healthcare-Products — 0.1%
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR 1,125	821,810
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	475	404,926
Medtronic Global Holdings SCA,
Gtd. Notes
2.250%	03/07/39	EUR 300	263,011

			1,489,747

Healthcare-Services — 0.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36	480	542,540
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51	885	717,279
4.625%	05/15/42	330	313,245
HCA, Inc.,
Gtd. Notes
5.125%	06/15/39	665	582,853

SEE NOTES TO FINANCIAL STATEMENTS.

A47

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47		670	$623,508
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
4.375%	01/15/30		425	361,071
6.125%	06/15/30		225	210,916

				3,351,412

Home Builders — 0.1%
KB Home,
Gtd. Notes
4.000%	06/15/31	(a)	400	308,584
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		405	374,131
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24		600	585,453

				1,268,168

Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.450%	04/01/26	(a)	2,010	1,913,666

Insurance — 0.2%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50		1,125	854,709
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		701	758,683
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43		165	154,440
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	(a)	650	768,436
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		105	96,824
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47		1,430	1,268,436
6.850%	12/16/39		122	144,061

				4,045,589

Media — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	03/01/23	(a)	1,000	994,138
5.500%	05/01/26		500	488,353
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52		500	349,033
6.384%	10/23/35		1,695	1,710,738

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
6.484%	10/23/45		1,000	$973,668
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	(a)	3,695	3,098,286
CSC Holdings LLC,
Gtd. Notes, 144A
4.500%	11/15/31		1,000	772,111
Discovery Communications LLC,
Gtd. Notes
4.000%	09/15/55		823	574,878
Paramount Global,
Sr. Unsec’d. Notes
5.250%	04/01/44		1,340	1,146,778
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41		270	237,520
Walt Disney Co. (The),
Gtd. Notes
7.625%	11/30/28		515	605,840

				10,951,343

Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27		800	760,575
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29		2,415	2,305,091

				3,065,666

Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23		385	384,328
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22		226	225,566

				609,894

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		1,270	1,132,400
5.500%	12/01/24		500	502,274

				1,634,674

Oil & Gas — 0.4%
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47		850	819,099
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23	(a)	430	431,534
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		225	223,261

SEE NOTES TO FINANCIAL STATEMENTS.

A48

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30		440	$389,510
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.875%	03/30/26		570	502,608
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22		255	191,250
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	04/15/30		275	242,132
6.250%	04/15/32		325	284,138
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25		400	374,260
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
3.100%	07/15/31		530	440,475
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.450%	09/15/36		1,040	1,083,268
Ovintiv, Inc.,
Gtd. Notes
6.625%	08/15/37		240	250,915
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29		EUR 100	78,680
6.350%	02/12/48		458	274,199
6.490%	01/23/27		346	299,366
6.500%	03/13/27		130	112,850
Gtd. Notes, MTN
6.750%	09/21/47		561	347,120
6.875%	08/04/26	(a)	770	693,287
Qatar Energy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26		1,544	1,392,144
2.250%	07/12/31		545	465,858
Sinopec Group Overseas Development 2018 Ltd. (China),
Gtd. Notes, 144A
3.680%	08/08/49		990	798,583
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.000%	04/01/29		580	547,432

				10,241,969

Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
3.125%	09/15/31		300	242,380
Berry Global, Inc.,
Sr. Sec’d. Notes
1.570%	01/15/26		3,570	3,187,316

				3,429,696

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.800%	03/15/25	950	$943,469
4.250%	11/21/49	1,000	886,369
4.500%	05/14/35	1,595	1,547,327
4.550%	03/15/35	1,770	1,724,240
4.700%	05/14/45	855	805,294
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	1,150	1,134,954
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24	102	101,495
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.125%	06/15/39	280	267,839
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28	1,870	1,852,912
Sr. Unsec’d. Notes
3.200%	03/15/40	1,555	1,239,831
CVS Health Corp.,
Sr. Unsec’d. Notes
5.125%	07/20/45	991	956,688
5.300%	12/05/43	185	183,637
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43	590	494,104
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	700	619,463
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	520	366,196

			13,123,818

Pipelines — 0.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
7.875%	05/15/26	525	524,499
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes, 144A
4.600%	12/15/44	45	41,409
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	1,060	904,880
Energy Transfer LP,
Sr. Unsec’d. Notes
4.950%	06/15/28	795	783,373
5.000%	05/15/50	990	842,279
6.125%	12/15/45	120	114,990
Energy Transfer LP/Regency Energy Finance Corp.,
Sr. Unsec’d. Notes
5.000%	10/01/22	610	610,594
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	25	24,084

SEE NOTES TO FINANCIAL STATEMENTS.

A49

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
7.500%	06/01/30		25	$24,045
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51		1,575	1,156,534
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25		1,140	1,122,905
4.700%	04/15/48		750	630,076
4.875%	06/01/25		2,275	2,287,441
5.200%	03/01/47		25	22,611
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36		130	132,238
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30		3,495	3,004,008
4.500%	03/15/50		245	195,164
4.950%	07/13/47		640	543,023
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		80	70,138
4.125%	08/15/31		55	47,239
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		80	64,520
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.850%	03/01/48		230	208,295
4.900%	01/15/45		1,100	984,297

				14,338,642

Real Estate Investment Trusts (REITs) — 0.3%
Corporate Office Properties LP,
Gtd. Notes
2.900%	12/01/33		945	732,746
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26		725	709,496
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.700%	10/01/30		2,420	2,084,007
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31		625	488,393
5.000%	10/15/27		275	252,167
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/31	(h)	2,250	2,048,935

				6,315,744

Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		500	434,925
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29		1,820	1,718,689

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25		3,395	$3,382,564
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		200	140,625
3.875%	10/01/31	(a)	425	295,529
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25		1,020	958,985

				6,931,317

Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.187%	11/15/36		3,650	2,772,512

Software — 0.1%
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30		1,425	1,114,453
Workday, Inc.,
Sr. Unsec’d. Notes
3.800%	04/01/32	(a)	1,845	1,687,073

				2,801,526

Telecommunications — 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33		736	596,909
3.500%	09/15/53		2,817	2,136,320
3.650%	09/15/59		4	2,998
4.300%	02/15/30		490	478,510
4.500%	05/15/35		765	725,270
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30		350	435,376
Level 3 Financing, Inc.,
Gtd. Notes
5.250%	03/15/26	(a)	475	455,285
5.375%	05/01/25	(a)	1,300	1,263,215
Sr. Sec’d. Notes, 144A
3.400%	03/01/27		250	216,815
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
2.550%	02/15/31		965	811,805
3.875%	04/15/30		5,500	5,134,968
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31		1,515	1,295,646
2.650%	11/20/40		1,095	802,997
4.016%	12/03/29		1,365	1,324,289

				15,680,403

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28		735	826,185

SEE NOTES TO FINANCIAL STATEMENTS.

A50

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	690	$773,133
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	120	123,715

			1,723,033

TOTAL CORPORATE BONDS (cost $279,565,694)			250,629,533

MUNICIPAL BONDS — 0.5%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	180	179,020

California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,305	1,667,910
Taxable, Revenue Bonds
2.574%	04/01/31	415	379,732
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,250	1,619,840
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	350	449,245
7.625%	03/01/40	205	276,806

			4,393,533

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	565	673,209

Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	970	1,162,044
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	2,305	2,325,735

			3,487,779

New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,000	1,327,802

New York — 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,100	1,200,107

Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	415	449,262

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Ohio (cont’d.)
Ohio Water Development Authority Water Pollution Control Loan Fund,
Taxable, Revenue Bonds, BABs, Series B2
4.879%	12/01/34	275	$289,402

			738,664

Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	425	481,241

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	505	564,317

Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	355	304,166

TOTAL MUNICIPAL BONDS (cost $11,751,671)			13,349,838

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.9%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/35	10	10,349
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
2.545%(cc)	02/25/35	44	43,854
Bellemeade Re Ltd. (Bermuda),
Series 2021-02A, Class M1A, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 1.200%)
2.126%(c)	06/25/31	1,783	1,751,851
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
1.926%(c)	09/25/31	1,500	1,461,037
Series 2021-03A, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
1.926%(c)	09/25/31	1,100	1,085,691
Series 2022-01, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)
2.676%(c)	01/26/32	2,270	2,251,372
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
4.402%(c)	08/29/22	2,210	2,192,435
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
2.624%(cc)	02/25/37	84	80,645
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	558	541,135
Eagle Re Ltd. (Bermuda),
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 1.550%)
2.476%(c)	04/25/34	3,840	3,805,149
Fannie Mae REMICS,
Series 2014-73, Class CZ
3.000%	11/25/44	2,544	2,368,241

SEE NOTES TO FINANCIAL STATEMENTS.

A51

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-03, Class JI, IO
2.500%	02/25/51	2,506	$337,649
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)
3.526%(c)	11/25/50	1,468	1,458,911
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
5.224%(c)	07/25/50	68	68,434
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
6.874%(c)	09/25/50	155	154,620
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
3.026%(c)	10/25/33	2,005	1,854,094
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
2.576%(c)	01/25/34	198	191,310
Series 2021-HQA03, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
1.776%(c)	09/25/41	4,766	4,601,800
Series 2022-DNA01, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
1.926%(c)	01/25/42	1,270	1,225,353
Freddie Mac REMICS,
Series 4117, Class ZC
3.000%	10/15/42	2,235	2,108,319
Series 4535, Class PA
3.000%	03/15/44	419	413,077
Series 4680, Class GZ
3.500%	03/15/47	1,194	1,135,808
Series 5023, Class IO, IO
2.000%	10/25/50	964	114,283
Series 5185, Class LI, IO
3.000%	01/25/52	940	144,938
Freddie Mac Strips,
Series 365, Class C28, IO
3.000%	12/15/46	946	140,785
Government National Mortgage Assoc.,
Series 2019-69, Class KB
3.000%	06/20/49	2,400	2,165,772
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
3.274%(c)	05/25/29	116	115,572
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.250% (Cap N/A, Floor 0.000%)
2.176%(c)	01/25/34	848	841,289
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
3.008%(cc)	07/25/35	25	24,586
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A
1.892%	10/25/66	251	242,927

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Mello Warehouse Securitization Trust,
Series 2021-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
1.368%(c)	02/25/55	1,600	$1,572,273
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60	2,018	1,857,655
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61	353	349,624
Mortgage Repurchase Agreement Financing Trust,
Series 2021-S01, Class A1, 144A, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)
1.700%(c)	09/10/22	1,800	1,799,889
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
2.374%(c)	01/25/48	193	188,984
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
3.174%(c)	07/25/28	103	102,982
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
3.024%(c)	07/25/29	29	28,724
Oaktown Re VII Ltd. (Bermuda),
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
2.526%(c)	04/25/34	2,700	2,629,734
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
5.467%(c)	12/25/22	1,197	1,186,719
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
4.524%(c)	02/27/24	1,918	1,870,079
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	842	833,091
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
2.543%(cc)	02/25/34	71	68,716
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR —(r)	1,121
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)
2.224%(c)	02/25/57	586	580,074
Series 2020-04, Class A1, 144A
1.750%	10/25/60	640	587,381

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $48,791,279)			46,588,332

SEE NOTES TO FINANCIAL STATEMENTS.

A52

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS — 0.6%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27		2,420	$2,364,932
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		465	389,114
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.500%	01/28/26		220	206,206
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28		745	710,093
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400	391,062
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.375%	07/30/25		EUR 1,200	1,263,828
Sr. Unsec’d. Notes, EMTN
2.150%	07/18/24		EUR 1,510	1,568,478
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.375%	10/31/23		200	200,704
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23		1,000	987,285
3.000%	03/12/24		200	199,232
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50		340	277,773
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		514	437,321
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		800	802,827
5.103%	04/23/48		665	694,479
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
4.125%	03/11/39		EUR 960	729,527
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.875%	03/04/23		1,285	1,281,811
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
3.250%	06/01/23		600	601,025
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50	(a)	395	395,681

TOTAL SOVEREIGN BONDS (cost $14,551,888)				13,501,378

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.4%
Federal Home Loan Bank
5.500%	07/15/36		850	1,021,892
Federal Home Loan Mortgage Corp.
1.500%	11/01/50		1,296	1,077,645
2.000%	01/01/32		417	399,162

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	02/01/36	989	$924,367
2.000%	06/01/40	776	693,861
2.000%	10/01/40	1,298	1,160,578
2.000%	09/01/50	2,954	2,573,917
2.000%	03/01/51	957	833,992
2.000%	09/01/51	500	436,123
2.500%	03/01/30	234	229,819
2.500%	03/01/51	714	648,822
2.500%	04/01/51	5,869	5,288,329
2.500%	08/01/51	505	455,241
2.500%	08/01/51	2,727	2,456,890
2.500%	09/01/51	1,905	1,715,871
2.500%	09/01/51	4,677	4,215,922
2.500%	12/01/51	2,501	2,253,017
2.500%	06/01/52	500	450,260
3.000%	10/01/28	157	156,180
3.000%	06/01/29	345	344,439
3.000%	01/01/37	90	88,533
3.000%	06/01/42	146	139,725
3.000%	10/01/42	362	346,420
3.000%	01/01/43	339	324,387
3.000%	07/01/43	916	875,762
3.000%	11/01/49	1,221	1,139,036
3.000%	02/01/50	1,508	1,408,337
3.000%	05/01/50	315	294,308
3.000%	02/01/52	4,039	3,765,602
3.000%	05/01/52	993	926,570
3.000%	05/01/52	5,163	4,815,706
3.500%	06/01/42	155	152,388
3.500%	01/01/47	256	250,715
3.500%	02/01/47	427	418,138
3.500%	06/01/52	1,498	1,441,971
4.000%	06/01/26	140	141,459
4.000%	09/01/26	54	54,497
4.000%	03/01/38	180	180,737
4.000%	10/01/39	285	288,688
4.000%	09/01/40	355	359,750
4.000%	12/01/40	167	168,736
4.000%	10/01/41	149	150,455
4.000%	01/01/42	49	49,687
4.000%	04/01/52	988	986,243
4.500%	02/01/39	42	42,898
4.500%	09/01/39	61	63,041
4.500%	10/01/39	523	540,107
4.500%	12/01/39	54	55,634
4.500%	07/01/41	71	71,499
4.500%	07/01/41	1,088	1,121,783
4.500%	08/01/41	109	109,780
4.500%	08/01/41	110	110,465
4.500%	08/01/41	172	175,708
4.500%	10/01/41	98	99,481
4.500%	12/01/47	101	102,449
4.500%	08/01/48	216	218,923
5.000%	05/01/34	12	12,798
5.000%	05/01/34	146	153,545
5.000%	10/01/35	3	3,588
5.000%	07/01/37	187	197,294
5.000%	05/01/39	29	30,946

SEE NOTES TO FINANCIAL STATEMENTS.

A53

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	12/01/33		33	$34,095
5.500%	01/01/34		29	31,158
5.500%	06/01/34		58	62,598
5.500%	07/01/34		92	97,941
5.500%	05/01/37		26	27,630
5.500%	02/01/38		200	214,666
5.500%	05/01/38		22	23,793
5.500%	07/01/38		54	57,991
6.000%	03/01/32		120	126,474
6.000%	12/01/33		44	46,162
6.000%	11/01/36		26	27,793
6.000%	01/01/37		25	27,115
6.000%	05/01/37		12	12,672
6.000%	02/01/38		2	2,202
6.000%	08/01/39		35	38,773
6.750%	03/15/31		550	688,843
7.000%	05/01/31		3	2,867
7.000%	06/01/31		11	11,503
7.000%	08/01/31		92	97,080
7.000%	10/01/31		6	5,662
Federal National Mortgage Assoc.
1.500%	02/01/42		493	422,210
1.500%	11/01/50		894	743,710
1.500%	12/01/50		3,581	2,980,127
2.000%	08/01/31		403	385,829
2.000%	02/01/41		1,648	1,473,808
2.000%	05/01/41	(k)	3,627	3,242,826
2.000%	08/01/50		1,210	1,055,313
2.000%	10/01/50		6,823	5,963,021
2.000%	11/01/50		1,640	1,429,606
2.000%	03/01/51		3,305	2,882,720
2.000%	05/01/51		2,923	2,539,512
2.000%	08/01/51		1,020	888,360
2.000%	10/01/51		3,071	2,672,726
2.500%	TBA		10,000	8,991,406
2.500%	10/01/43		356	324,467
2.500%	12/01/46		745	675,599
2.500%	03/01/50		729	659,307
2.500%	08/01/50		2,564	2,312,095
2.500%	04/01/51		2,954	2,662,684
2.500%	08/01/51		1,001	901,929
2.500%	08/01/51		1,503	1,355,535
2.500%	02/01/52		501	453,002
2.500%	03/01/52		514	462,776
2.500%	05/01/52		1,491	1,347,524
3.000%	TBA		11,500	10,708,477
3.000%	02/01/27		556	554,472
3.000%	08/01/30		467	465,724
3.000%	11/01/36		689	670,203
3.000%	12/01/42		599	572,628
3.000%	03/01/43		128	122,799
3.000%	11/01/46		443	419,426
3.000%	01/01/47		660	624,236
3.000%	02/01/47		697	659,772
3.000%	03/01/47		366	345,981
3.000%	06/01/49		16	14,554
3.000%	12/01/49		1,386	1,291,932
3.000%	01/01/50		500	466,306

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	02/01/50	509	$474,549
3.000%	02/01/50	2,839	2,652,860
3.000%	03/01/50	287	267,820
3.000%	03/01/52	988	923,493
3.000%	04/01/52	493	460,971
3.000%	04/01/52	1,005	939,040
3.000%	05/01/52	5,787	5,400,663
3.500%	07/01/31	408	407,978
3.500%	02/01/33	934	935,109
3.500%	06/01/39	277	272,657
3.500%	01/01/42	1,610	1,582,060
3.500%	05/01/42	809	794,653
3.500%	07/01/42	429	421,972
3.500%	08/01/42	161	158,650
3.500%	08/01/42	428	420,674
3.500%	09/01/42	226	222,454
3.500%	09/01/42	847	832,395
3.500%	11/01/42	115	112,779
3.500%	03/01/43	1,335	1,311,790
3.500%	04/01/43	258	253,611
3.500%	04/01/43	367	360,851
3.500%	01/01/46	662	653,043
3.500%	07/01/46	474	463,282
3.500%	11/01/46	570	557,422
3.500%	09/01/47	290	283,106
3.500%	01/01/48	2,459	2,403,180
3.500%	05/01/48	488	476,918
3.500%	06/01/48	497	485,205
3.500%	07/01/48	296	289,155
3.500%	03/01/49	5,809	5,661,070
3.500%	05/01/49	440	427,398
3.500%	06/01/49	243	237,307
4.000%	TBA	3,500	3,444,834
4.000%	10/01/41	1,126	1,139,005
4.000%	09/01/44	724	729,219
4.000%	10/01/46	261	261,189
4.000%	02/01/47	133	132,958
4.000%	09/01/47	462	463,102
4.000%	11/01/47	329	330,292
4.000%	11/01/47	643	645,526
4.000%	03/01/49	2,974	2,976,700
4.500%	07/01/33	24	24,347
4.500%	08/01/33	26	26,407
4.500%	09/01/33	53	53,987
4.500%	10/01/33	3	2,860
4.500%	10/01/33	19	19,906
4.500%	10/01/33	60	61,736
4.500%	01/01/35	1	749
4.500%	07/01/39	431	444,144
4.500%	08/01/39	598	615,199
4.500%	03/01/41	202	208,717
4.500%	11/01/47	1,038	1,055,803
4.500%	01/01/49	166	167,419
5.000%	03/01/34	123	129,138
5.000%	06/01/35	44	45,853
5.000%	07/01/35	57	60,311
5.000%	09/01/35	45	47,253
5.000%	11/01/35	57	59,926

SEE NOTES TO FINANCIAL STATEMENTS.

A54

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	02/01/36	53		$56,154
5.000%	05/01/36	27		28,046
5.500%	09/01/33	101		108,252
5.500%	10/01/33	47		49,728
5.500%	12/01/33	30		32,575
5.500%	01/01/34	1		681
5.500%	12/01/34	96		103,344
5.500%	10/01/35	208		216,628
5.500%	03/01/36	45		47,289
5.500%	05/01/36	105		111,974
5.500%	04/01/37	49		52,680
6.000%	08/01/22	—(r	)	146
6.000%	04/01/33	8		8,078
6.000%	06/01/33	3		2,976
6.000%	10/01/33	180		191,586
6.000%	11/01/33	2		2,237
6.000%	11/01/33	12		12,772
6.000%	11/01/33	41		42,978
6.000%	01/01/34	185		200,459
6.000%	02/01/34	36		39,006
6.000%	03/01/34	18		18,894
6.000%	03/01/34	23		23,782
6.000%	07/01/34	123		132,638
6.000%	08/01/34	1		559
6.000%	10/01/34	2		2,054
6.000%	11/01/34	2		2,389
6.000%	11/01/34	7		7,502
6.000%	01/01/35	48		50,532
6.000%	01/01/35	94		99,165
6.000%	02/01/35	35		36,846
6.000%	02/01/35	127		136,709
6.000%	03/01/35	1		1,092
6.000%	04/01/35	—(r	)	504
6.000%	07/01/36	18		19,766
6.000%	02/01/37	39		43,223
6.000%	05/01/37	15		15,913
6.000%	06/01/37	—(r	)	318
6.000%	08/01/37	7		7,756
6.000%	09/01/37	—(r	)	211
6.000%	10/01/37	28		30,279
6.000%	05/01/38	34		36,871
6.000%	06/01/38	1		780
6.500%	07/01/32	29		30,426
6.500%	09/01/32	1		1,401
6.500%	09/01/32	36		38,444
6.500%	09/01/32	41		43,487
6.500%	09/01/32	46		48,898
6.500%	04/01/33	46		48,912
6.500%	11/01/33	19		20,013
6.500%	01/01/34	19		20,618
6.500%	09/01/34	42		44,169
6.500%	09/01/36	41		45,013
6.500%	10/01/36	11		11,894
6.500%	11/01/36	19		19,791
6.500%	01/01/37	36		37,815
6.500%	01/01/37	56		58,635
6.625%	11/15/30	1,140		1,409,071
7.000%	02/01/32	10		10,237

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
7.000%	05/01/32		10	$10,744
7.000%	06/01/32		10	10,052
7.000%	07/01/32		34	36,677
7.125%	01/15/30	(k)	3,195	4,009,953
Government National Mortgage Assoc.
2.000%	TBA		2,000	1,775,781
2.000%	03/20/51		830	738,916
2.000%	07/20/51		502	447,993
2.000%	10/20/51		723	643,632
2.500%	TBA		2,500	2,287,500
2.500%	03/20/43		144	132,316
2.500%	12/20/46		261	239,758
2.500%	05/20/51		424	389,781
2.500%	08/20/51		738	676,710
2.500%	11/20/51		480	440,871
3.000%	TBA		500	471,289
3.000%	12/20/44		96	92,316
3.000%	03/15/45		272	258,234
3.000%	11/20/45		296	283,906
3.000%	03/20/46		611	586,177
3.000%	07/20/46		1,551	1,488,278
3.000%	08/20/46		409	392,741
3.000%	10/20/46		358	343,294
3.000%	04/20/47		503	482,236
3.000%	12/20/49		171	162,259
3.000%	01/20/50		1,008	955,069
3.000%	06/20/51		727	688,064
3.000%	10/20/51		1,512	1,428,975
3.000%	12/20/51		534	504,203
3.000%	04/20/52		998	942,513
3.000%	05/20/52		1,495	1,411,485
3.500%	12/20/42		583	578,397
3.500%	05/20/43		177	175,921
3.500%	04/20/45		516	510,896
3.500%	07/20/46		1,869	1,841,972
3.500%	07/20/48		1,456	1,429,711
3.500%	11/20/48		483	473,834
3.500%	06/20/49		1,817	1,777,685
4.000%	06/15/40		32	32,962
4.000%	05/20/41		30	30,472
4.000%	12/20/42		327	332,050
4.000%	08/20/44		121	121,564
4.000%	11/20/45		231	232,964
4.000%	12/20/45		631	637,526
4.000%	09/20/47		1,743	1,756,426
4.000%	02/20/49		637	641,470
4.000%	01/20/50		250	251,197
4.500%	04/15/40		189	197,538
4.500%	01/20/41		224	236,523
4.500%	02/20/41		352	370,655
4.500%	03/20/41		176	182,482
4.500%	06/20/44		261	275,906
4.500%	09/20/46		213	217,999
4.500%	11/20/46		275	289,184
4.500%	03/20/47		153	158,601
4.500%	05/20/48		247	252,918
4.500%	08/20/48		443	451,067
5.000%	10/20/37		60	63,690

SEE NOTES TO FINANCIAL STATEMENTS.

A55

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	04/20/45	299		$317,881
5.500%	08/15/33	117		122,533
5.500%	08/15/33	155		162,383
5.500%	09/15/33	35		36,522
5.500%	12/15/33	10		10,269
5.500%	03/15/34	102		106,626
5.500%	12/15/34	191		207,182
5.500%	07/15/35	32		34,457
5.500%	04/15/36	41		42,966
6.000%	04/15/33	5		4,850
6.000%	12/15/33	66		70,108
6.000%	01/15/34	18		19,364
6.000%	01/15/34	22		23,065
6.000%	01/15/34	36		39,159
6.000%	06/20/34	63		68,577
6.000%	07/15/34	46		50,559
6.500%	10/15/23	—(r	)	174
6.500%	12/15/23	1		580
6.500%	01/15/24	—(r	)	151
6.500%	01/15/24	1		1,250
6.500%	01/15/24	3		2,986
6.500%	01/15/24	3		3,540
6.500%	01/15/24	4		3,720
6.500%	01/15/24	11		11,474
6.500%	02/15/24	—(r	)	476
6.500%	02/15/24	1		760
6.500%	02/15/24	1		1,478
6.500%	02/15/24	2		1,929
6.500%	02/15/24	2		2,430
6.500%	03/15/24	—(r	)	82
6.500%	03/15/24	—(r	)	403
6.500%	04/15/24	—(r	)	147
6.500%	04/15/24	1		572
6.500%	04/15/24	1		627
6.500%	04/15/24	1		772
6.500%	04/15/24	3		2,898
6.500%	04/15/24	3		3,155
6.500%	05/15/24	1		1,073
6.500%	05/15/24	1		1,493
6.500%	05/15/24	4		3,974
6.500%	10/15/24	3		3,516
6.500%	11/15/28	3		2,858
6.500%	08/15/31	3		3,627
6.500%	12/15/31	6		5,890
6.500%	02/15/32	21		22,401
6.500%	06/15/32	11		11,639
6.500%	07/15/32	19		19,681
6.500%	08/15/32	3		3,372
6.500%	08/15/32	4		3,857
6.500%	08/15/32	6		6,909
6.500%	08/15/32	22		23,068
6.500%	08/15/32	108		116,192
6.500%	08/15/34	20		20,910
6.500%	06/15/35	21		22,126
6.500%	09/15/36	21		22,025
8.000%	01/15/24	2		2,190
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	200		168,820

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
7.125%	05/01/30	510	$637,894

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $211,774,322)			201,061,580

U.S. TREASURY OBLIGATIONS — 1.5%
U.S. Treasury Bonds
2.000%	11/15/41	12,720	10,100,475
2.250%	05/15/41	10,220	8,524,119
2.375%	02/15/42(h)	12,375	10,491,680
2.500%	05/15/46	1,485	1,258,537
U.S. Treasury Notes
2.375%	03/31/29(k)	705	675,038
U.S. Treasury Strips Coupon
1.760%(s)	08/15/40	830	446,287
2.000%(s)	08/15/39	360	204,441
2.378%(s)	11/15/43	3,600	1,670,062
2.628%(s)	11/15/41	6,420	3,221,034

TOTAL U.S. TREASURY OBLIGATIONS (cost $44,092,365)			36,591,673

TOTAL LONG-TERM INVESTMENTS (cost $1,291,377,628)			2,056,064,757

		Shares

SHORT-TERM INVESTMENTS — 18.5%

AFFILIATED MUTUAL FUNDS — 18.5%
PGIM Core Ultra Short Bond Fund(wa)		373,803,201	373,803,201
PGIM Institutional Money Market Fund (cost $70,957,051; includes $70,902,939 of cash collateral for securities on loan)(b)(wa)		71,084,040	71,020,063

TOTAL AFFILIATED MUTUAL FUNDS (cost $444,760,252)			444,823,264

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.0%
U.S. Treasury Bills
1.709%	09/15/22	1,100	1,096,310

(cost $1,096,049)

OPTIONS PURCHASED*~ — 0.0%
(cost $87,583)			240,913

TOTAL SHORT-TERM INVESTMENTS (cost $445,943,884)			446,160,487

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—104.0% (cost $1,737,321,512)			2,502,225,244

SEE NOTES TO FINANCIAL STATEMENTS.

A56

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Value

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $83,842)	$(70,567)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—104.0% (cost $1,737,237,670)	2,502,154,677
Liabilities in excess of other assets(z) — (4.0)%	(97,122,296)

NET ASSETS — 100.0%	$2,405,032,381

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,016,536 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $69,167,855; cash collateral of $70,902,939 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,360	$—
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,520	—
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,360	—
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,520	—
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,520	2
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	2,170	1
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	2,170	1
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.70%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,520	50,619
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	07/20/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,520	42,670
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,360	36,949
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,360	36,950

SEE NOTES TO FINANCIAL STATEMENTS.

A57

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,520	$41,098
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	08/17/22	0.88%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	2,170	17,126
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	08/17/22	0.90%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	2,170	15,497

Total Options Purchased (cost $87,583)								$240,913

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.63%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,520	$(21)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	07/20/22	0.65%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,520	(45)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,360	(87)
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,360	(87)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	0.70%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,520	(416)
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	08/17/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	2,170	(313)
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	08/17/22	0.80%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	2,170	(472)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,520	(14,544)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	07/20/22	0.98%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,520	(12,282)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,360	(7,012)
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,360	(7,012)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	1.03%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,520	(15,440)
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	08/17/22	1.13%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	2,170	(6,505)
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	08/17/22	1.15%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	2,170	(5,929)
GS_21-PJ2A^	Put	Goldman Sachs International	11/15/24	0.50%	0.50%(M)	GS_21-PJ2A(M)	4,720	(143)
GS_21-PJA^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	9,100	(259)

Total Options Written (premiums received $83,842)								$(70,567)

SEE NOTES TO FINANCIAL STATEMENTS.

A58

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
220	2 Year U.S. Treasury Notes	Sep. 2022	$46,203,438	$(187,543)
259	5 Year U.S. Treasury Notes	Sep. 2022	29,072,750	(138,791)
295	10 Year U.S. Treasury Notes	Sep. 2022	34,966,719	(57,522)
367	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	56,644,156	(709,364)
6	Mini MSCI EAFE Index	Sep. 2022	556,980	(2,404)
80	S&P 500 E-Mini Index	Sep. 2022	15,158,000	(438,815)

				(1,534,439)

Short Positions:
26	5 Year Euro-Bobl	Sep. 2022	3,383,768	31,028
22	10 Year Euro-Bund	Sep. 2022	3,430,108	77,472
62	10 Year U.S. Ultra Treasury Notes	Sep. 2022	7,897,250	62,613
304	20 Year U.S. Treasury Bonds	Sep. 2022	42,142,000	375,994
18	Euro Schatz Index	Sep. 2022	2,058,813	4,485

				551,592

				$(982,847)

Forward foreign currency exchange contracts outstanding at June 30, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/05/22	The Toronto-Dominion Bank	EUR	17,087	$18,002,124	$17,912,059	$—	$(90,065)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 07/19/22	Citibank, N.A.	CAD	768	$608,332	$596,610	$11,722	$—
Euro,
Expiring 07/05/22	The Toronto-Dominion Bank	EUR	17,087	18,367,020	17,912,059	454,961	—
Expiring 08/02/22	The Toronto-Dominion Bank	EUR	17,087	18,034,812	17,945,736	89,076	—

				$37,010,164	$36,454,405	555,759	—

						$555,759	$(90,065)

Credit default swap agreement outstanding at June 30, 2022:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJ2A	07/14/22	0.500	%(M)	2,569	0.500%	$2,140	$(248)	$2,388	Goldman Sachs International
GS_21-PJA	07/14/22	0.250	%(M)	4,952	*	2,062	(240)	2,302	Goldman Sachs International

						$4,202	$(488)	$4,690

SEE NOTES TO FINANCIAL STATEMENTS.

A59

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Credit default swap agreement outstanding at June 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	20,590	$(241,323)	$(52,383)	$188,940

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at June 30, 2022:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
U.S. Treasury Bond(T)	1 Day USOIS + 2bps(T)	Bank of America, N.A.	08/10/22	19,230	$(58,285)	$—	$(58,285)
U.S. Treasury Bond(T)	1 Day USOIS + 1bps(T)	JPMorgan Chase Bank, N.A.	08/22/22	13,010	(127,839)	—	(127,839)

					$(186,124)	$—	$(186,124)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

SEE NOTES TO FINANCIAL STATEMENTS.

A60

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$(488)	$4,690	$(186,124)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$3,589,407
Goldman Sachs & Co. LLC	—	1,096,310

Total	$—	$4,685,717

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks	$1,129,158,696	$29,010,514	$—
Exchange-Traded Funds	7,894,993	—	—
Preferred Stocks	1,283,000	105,840	—
Asset-Backed Securities
Automobiles	—	50,629,526	—
Collateralized Loan Obligations	—	103,591,616	—
Consumer Loans	—	7,377,977	—
Equipment	—	5,626,704	—
Other	—	3,029,645	—
Residential Mortgage-Backed Securities	—	255,693	1,011,615
Student Loans	—	9,185,429	—
Commercial Mortgage-Backed Securities	—	146,181,175	—
Corporate Bonds	—	250,629,533	—
Municipal Bonds	—	13,349,838	—
Residential Mortgage-Backed Securities	—	46,587,211	1,121
Sovereign Bonds	—	13,501,378	—
U.S. Government Agency Obligations	—	201,061,580	—
U.S. Treasury Obligations	—	36,591,673	—
Short-Term Investments
Affiliated Mutual Funds	444,823,264	—	—
U.S. Treasury Obligation	—	1,096,310	—
Options Purchased	—	240,913	—

Total	$1,583,159,953	$918,052,555	$1,012,736

Liabilities
Options Written	$—	$(70,165)	$(402)

Other Financial Instruments*
Assets
Futures Contracts	$551,592	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	555,759	—

SEE NOTES TO FINANCIAL STATEMENTS.

A61

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
AssetsAssets (continued)
Centrally Cleared Credit Default Swap Agreement	$—	$188,940	$—
OTC Credit Default Swap Agreements	—	—	4,202

Total	$551,592	$744,699	$4,202

Liabilities
Futures Contracts	$(1,534,439)	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	(90,065)	—
OTC Total Return Swap Agreements	—	(186,124)	—

Total	$(1,534,439)	$(276,189)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Affiliated Mutual Funds (2.9% represents investments purchased with collateral from securities on loan)	18.5%
U.S. Government Agency Obligations	8.4
Commercial Mortgage-Backed Securities	6.1
Banks	4.7
Software	4.3
Collateralized Loan Obligations	4.3
Technology Hardware, Storage & Peripherals	3.2
Automobiles	3.1
Pharmaceuticals	2.9
Interactive Media & Services	2.5
Semiconductors & Semiconductor Equipment	2.5
IT Services	2.1
Residential Mortgage-Backed Securities	2.0
Oil, Gas & Consumable Fuels	2.0
Health Care Providers & Services	1.7
U.S. Treasury Obligations	1.5
Capital Markets	1.5
Internet & Direct Marketing Retail	1.4
Equity Real Estate Investment Trusts (REITs)	1.4
Health Care Equipment & Supplies	1.3
Insurance	1.3
Biotechnology	1.1
Beverages	1.1
Diversified Financial Services	1.0
Aerospace & Defense	1.0
Chemicals	1.0
Specialty Retail	1.0
Electric	1.0
Media	1.0
Electric Utilities	0.9
Life Sciences Tools & Services	0.9
Hotels, Restaurants & Leisure	0.9
Household Products	0.7
Machinery	0.7
Food & Staples Retailing	0.7
Telecommunications	0.7
Entertainment	0.6
Pipelines	0.6

Diversified Telecommunication Services	0.6%
Food Products	0.6
Sovereign Bonds	0.6
Municipal Bonds	0.5
Multi-Utilities	0.5
Road & Rail	0.4
Oil & Gas	0.4
Auto Manufacturers	0.4
Industrial Conglomerates	0.4
Communications Equipment	0.4
Student Loans	0.4
Tobacco	0.4
Air Freight & Logistics	0.3
Exchange-Traded Funds	0.3
Consumer Loans	0.3
Electronic Equipment, Instruments & Components	0.3
Retail	0.3
Textiles, Apparel & Luxury Goods	0.3
Real Estate Investment Trusts (REITs)	0.3
Consumer Finance	0.3
Airlines	0.2
Electrical Equipment	0.2
Metals & Mining	0.2
Equipment	0.2
Multiline Retail	0.2
Commercial Services & Supplies	0.2
Building Products	0.2
Gas	0.2
Professional Services	0.2
Household Durables	0.2
Energy Equipment & Services	0.2
Containers & Packaging	0.2
Packaging & Containers	0.1
Healthcare-Services	0.1
Foods	0.1
Trading Companies & Distributors	0.1
Miscellaneous Manufacturing	0.1
Commercial Services	0.1
Wireless Telecommunication Services	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A62

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification (continued):

Other	0.1%
Semiconductors	0.1
Personal Products	0.1
Agriculture	0.1
Housewares	0.1
Transportation	0.1
Office/Business Equipment	0.1
Distributors	0.1
Healthcare-Products	0.1
Engineering & Construction	0.1
Auto Components	0.1
Construction Materials	0.1
Home Builders	0.1
Construction & Engineering	0.0	*
Real Estate Management & Development	0.0	*
Water Utilities	0.0	*
Multi-National	0.0	*

Gas Utilities	0.0	*%
Building Materials	0.0	*
Marine	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Leisure Products	0.0	*
Apparel	0.0	*
Options Purchased	0.0	*
Forest Products & Paper	0.0	*
Paper & Forest Products	0.0	*

	104.0
Options Written	(0.0	)*
Liabilities in excess of other assets	(4.0)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$188,940	*	—	$—
Credit contracts	—	—		Premiums received for OTC swap agreements	488
Credit contracts	Unaffiliated investments	240,913		Options written outstanding, at value	70,567
Credit contracts	Unrealized appreciation on OTC swap agreements	4,690		—	—
Equity contracts	—	—		Due from/to broker-variation margin futures	441,219	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	555,759		Unrealized depreciation on OTC forward foreign currency exchange contracts	90,065
Interest rate contracts	Due from/to broker-variation margin futures	551,592	*	Due from/to broker-variation margin futures	1,093,220	*
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	186,124

		$1,541,894			$1,881,683

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A63

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$(143,476)	$133,654	$—	$—	$259,287
Equity contracts	—	—	(4,494,193)	—	—
Foreign exchange contracts	—	—	—	987,599	—
Interest rate contracts	—	—	(17,516,282)	—	(7,493,254)

Total	$(143,476)	$133,654	$(22,010,475)	$987,599	$(7,233,967)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$186,617	$30,256	$—	$—	$188,773
Equity contracts	—	—	(800,329)	—	—
Foreign exchange contracts	—	—	—	709,069	—
Interest rate contracts	—	—	(1,850,424)	—	1,888,464

Total	$186,617	$30,256	$(2,650,753)	$709,069	$2,077,237

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$85,575
Options Written (2)	70,693,333
Futures Contracts - Long Positions (2)	212,675,331
Futures Contracts - Short Positions (2)	48,153,840
Forward Foreign Currency Exchange Contracts - Purchased (3)	12,439,509
Forward Foreign Currency Exchange Contracts - Sold (3)	34,183,346
Credit Default Swap Agreements - Buy Protection (2)	12,323,333
Credit Default Swap Agreements - Sell Protection (2)	10,918,227
Total Return Swap Agreements (2)	25,830,000
Inflation Swap Agreements (2)	9,558,333

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A64

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$69,167,855	$(69,167,855)	$—

Offsetting of OTC derivative assets and liabilities:
Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$—	$(58,285)	$(58,285)	$58,285	$—
Barclays Bank PLC	128,668	(37,520)	91,148	—	91,148
Citibank, N.A.	48,672	(7,099)	41,573	—	41,573
Deutsche Bank AG	15,498	(6,401)	9,097	—	9,097
Goldman Sachs International	4,690	(890)	3,800	—	3,800
JPMorgan Chase Bank, N.A.	17,127	(134,657)	(117,530)	—	(117,530)
Morgan Stanley & Co. International PLC	42,670	(12,327)	30,343	—	30,343
The Toronto-Dominion Bank	544,037	(90,065)	453,972	(360,000)	93,972

	$801,362	$(347,244)	$454,118	$(301,715)	$152,403

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A65

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value, including securities on loan of $69,167,855:
Unaffiliated investments (cost $1,292,561,260)	$2,057,401,980
Affiliated investments (cost $444,760,252)	444,823,264
Foreign currency, at value (cost $958,251)	952,863
Cash	3,904
Receivable for investments sold	31,103,705
Dividends and interest receivable	5,881,129
Due from broker-variation margin futures	793,709
Unrealized appreciation on OTC forward foreign currency exchange contracts	555,759
Tax reclaim receivable	326,117
Receivable for Portfolio shares sold	84,173
Unrealized appreciation on OTC swap agreements	4,690
Receivable from affiliate	2,606
Prepaid expenses and other assets	62,722

Total Assets	2,541,996,621

LIABILITIES
Payable to broker for collateral for securities on loan	70,902,939
Payable for investments purchased	63,822,317
Management fee payable	1,104,625
Accrued expenses and other liabilities	287,775
Payable for Portfolio shares purchased	245,157
Unrealized depreciation on OTC swap agreements	186,124
Due to broker-variation margin futures	129,790
Unrealized depreciation on OTC forward foreign currency exchange contracts	90,065
Payable to affiliate	73,693
Options written outstanding, at value (premiums received $83,842)	70,567
Due to broker-variation margin swaps	48,649
Distribution fee payable	1,071
Affiliated transfer agent fee payable	980
Premiums received for OTC swap agreements	488

Total Liabilities	136,964,240

NET ASSETS	$2,405,032,381

Net assets were comprised of:
Partners’ Equity	$2,405,032,381

Class I:
Net asset value and redemption price per share, $2,399,735,058 / 70,961,829 outstanding shares of beneficial interest	$33.82

Class III:
Net asset value and redemption price per share, $5,297,323 / 157,109 outstanding shares of beneficial interest	$33.72

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $498 foreign withholding tax)	$12,539,254
Unaffiliated dividend income (net of $99,916 foreign withholding tax, of which $11,802 is reimbursable by an affiliate)	10,615,222
Affiliated dividend income	975,724
Income from securities lending, net (including affiliated income of $19,945)	20,686

Total income	24,150,886

EXPENSES
Management fee	7,201,123
Distribution fee—Class III	5,344
Custodian and accounting fees	129,920
Shareholders’ reports	82,854
Audit fee	24,547
Trustees’ fees	23,329
Legal fees and expenses	16,077
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	36,517

Total expenses	7,525,008

NET INVESTMENT INCOME (LOSS)	16,625,878

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $7,760)	67,587,279
Futures transactions	(22,010,475)
Forward currency contract transactions	987,599
Options written transactions	133,654
Swap agreements transactions	(7,233,967)
Foreign currency transactions	(462,486)

39,001,604

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(14,826))	(477,382,172)
Futures	(2,650,753)
Forward currency contracts	709,069
Options written	30,256
Swap agreements	2,077,237
Foreign currencies	(35,650)

(477,252,013)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(438,250,409)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(421,624,531)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$16,625,878	$29,759,603
Net realized gain (loss) on investment and foreign currency transactions	39,001,604	183,271,608
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(477,252,013)	138,627,524

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(421,624,531)	351,658,735

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	13,588,568	16,716,926
Portfolio shares purchased	(85,974,224)	(179,291,386)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(72,385,656)	(162,574,460)

TOTAL INCREASE (DECREASE)	(494,010,187)	189,084,275
NET ASSETS:
Beginning of period	2,899,042,568	2,709,958,293

End of period	$2,405,032,381	$2,899,042,568

SEE NOTES TO FINANCIAL STATEMENTS.

A66

PSF PGIM 50/50 BALANCED PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019		2018		2017
Per Share Operating Performance(a) :
Net Asset Value, beginning of period	$39.67		$34.99	$31.40	$26.50		$27.17		$24.18

Income (Loss) From Investment Operations:
Net investment income (loss)	0.23		0.40	0.50	0.59		0.53		0.45
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(6.08)		4.28	3.09	4.31		(1.20)		2.54

Total from investment operations	(5.85)		4.68	3.59	4.90		(0.67)		2.99

Capital Contributions	—		—	—	—	(b)(c)	—	(b)(c)	—

Net Asset Value, end of period	$33.82		$39.67	$34.99	$31.40		$26.50		$27.17

Total Return(d)	(14.75)%		13.38%	11.43%	18.49	%(e)	(2.47	)%(e)	12.37%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,400		$2,896	$2,710	$2,597		$2,370		$2,595
Average net assets (in millions)	$2,636		$2,800	$2,540	$2,506		$2,535		$2,535
Ratios to average net assets(f) :
Expenses after waivers and/or expense reimbursement	0.57	%(g)	0.57%	0.58%	0.59%		0.59%		0.58%
Expenses before waivers and/or expense reimbursement	0.57	%(g)	0.57%	0.58%	0.59%		0.59%		0.58%
Net investment income (loss)	1.27	%(g)	1.06%	1.58%	2.02%		1.94%		1.75%
Portfolio turnover rate(h)(i)	27%		69%	75%	90%		101%		136%

Class III
	Six Months Ended June 30, 2022		April 26, 2021(j) through December 31, 2021

Per Share Operating Performance(a) :
Net Asset Value, beginning of period	$39.60		$36.75

Income (Loss) From Investment Operations:
Net investment income (loss)	0.19		0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(6.07)		2.64

Total from investment operations	(5.88)		2.85

Net Asset Value, end of period	$33.72		$39.60

Total Return(d)	(14.85)%		7.76%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5		$3
Average net assets (in millions)	$4		$1
Ratios to average net assets(f) :
Expenses after waivers and/or expense reimbursement	0.82	%(g)	0.81	%(k)
Expenses before waivers and/or expense reimbursement	0.82	%(g)	0.81	%(k)
Net investment income (loss)	1.07	%(g)	0.76	%(k)
Portfolio turnover rate(h)(i)	27%		69%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(j)	Commencement of offering.
(k)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A67

PSF PGIM FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 90.3%
COMMON STOCKS — 59.6%
Aerospace & Defense — 1.1%
BAE Systems PLC (United Kingdom)	9,579	$96,709
Dassault Aviation SA (France)	78	12,163
General Dynamics Corp.	32,300	7,146,375
Howmet Aerospace, Inc.	224,200	7,051,090
Lockheed Martin Corp.	19,800	8,513,208
Northrop Grumman Corp.	10,700	5,120,699
Raytheon Technologies Corp.	120,600	11,590,866
Singapore Technologies Engineering Ltd. (Singapore)	4,800	14,112
Textron, Inc.	36,000	2,198,520
TransDigm Group, Inc.*	9,100	4,883,697

		46,627,439

Air Freight & Logistics — 0.3%
Deutsche Post AG (Germany)	2,951	110,883
DSV A/S (Denmark)	596	83,795
FedEx Corp.	24,600	5,577,066
United Parcel Service, Inc. (Class B Stock)	38,500	7,027,790

		12,799,534

Airlines — 0.3%
Alaska Air Group, Inc.*	50,700	2,030,535
Southwest Airlines Co.*	214,700	7,754,964

		9,785,499

Auto Components — 0.0%
Cie Generale des Etablissements Michelin SCA (France)	9,008	245,307
Koito Manufacturing Co. Ltd. (Japan)	7,700	242,744
Stanley Electric Co. Ltd. (Japan)	400	6,525

		494,576

Automobiles — 1.4%
Bayerische Motoren Werke AG (Germany)	2,911	224,037
Ferrari NV (Italy)	375	68,855
Ford Motor Co.	359,600	4,002,348
General Motors Co.*	22,200	705,072
Mazda Motor Corp. (Japan)	1,700	13,786
Mercedes-Benz Group AG (Germany)	2,592	149,959
Stellantis NV	22,822	282,383
Tesla, Inc.*	73,100	49,227,002
Toyota Motor Corp. (Japan)	13,200	202,904
Volkswagen AG (Germany)	88	16,092
Yamaha Motor Co. Ltd. (Japan)	13,200	241,754

		55,134,192

Banks — 2.4%
Australia & New Zealand Banking Group Ltd. (Australia)	8,339	126,770
Banco Santander SA (Spain)	83,114	234,545
Bank Hapoalim BM (Israel)	32,484	272,079
Bank Leumi Le-Israel BM (Israel)	37,764	335,697
Bank of America Corp.	487,600	15,178,988
Barclays PLC (United Kingdom)	176,482	330,744
BNP Paribas SA (France)	3,334	159,792

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Citigroup, Inc.	176,050	$8,096,539
Citizens Financial Group, Inc.	272,000	9,707,680
Commonwealth Bank of Australia (Australia)	811	50,570
DBS Group Holdings Ltd. (Singapore)	16,900	361,636
Fifth Third Bancorp(a)	24,700	829,920
HSBC Holdings PLC (United Kingdom)	19,277	126,032
ING Groep NV (Netherlands)	11,115	110,224
Israel Discount Bank Ltd. (Israel) (Class A Stock)	44,378	230,723
JPMorgan Chase & Co.	150,394	16,935,868
KeyCorp(a)	388,600	6,695,578
Lloyds Banking Group PLC (United Kingdom)	695,750	358,299
National Australia Bank Ltd. (Australia)	1,368	25,850
NatWest Group PLC (United Kingdom)	110,556	295,227
Oversea-Chinese Banking Corp. Ltd. (Singapore)	10,000	82,071
Regions Financial Corp.	78,200	1,466,250
Truist Financial Corp.	194,200	9,210,906
U.S. Bancorp	87,000	4,003,740
United Overseas Bank Ltd. (Singapore)	5,000	94,555
Wells Fargo & Co.	561,500	21,993,955

		97,314,238

Beverages — 1.1%
Coca-Cola Co. (The)	345,100	21,710,241
Coca-Cola HBC AG (Italy)	602	13,374
Diageo PLC (United Kingdom)	3,465	149,209
Heineken Holding NV (Netherlands)	341	24,876
PepsiCo, Inc.	142,200	23,699,052

		45,596,752

Biotechnology — 1.4%
AbbVie, Inc.	121,100	18,547,676
Exelixis, Inc.*	258,700	5,386,134
Gilead Sciences, Inc.	188,550	11,654,276
Moderna, Inc.*	39,600	5,656,860
United Therapeutics Corp.*	3,400	801,176
Vertex Pharmaceuticals, Inc.*	56,800	16,005,672

		58,051,794

Building Products — 0.2%
AGC, Inc. (Japan)	5,900	204,645
Assa Abloy AB (Sweden) (Class B Stock)	2,997	63,847
Carlisle Cos., Inc.	12,600	3,006,486
Cie de Saint-Gobain (France)	6,230	268,130
Kingspan Group PLC (Ireland)	406	24,469
Owens Corning	80,000	5,944,800
Xinyi Glass Holdings Ltd. (China)	6,000	14,383

		9,526,760

Capital Markets — 1.6%
3i Group PLC (United Kingdom)	19,248	259,452
abrdn PLC (United Kingdom)	6,455	12,556
Ameriprise Financial, Inc.	22,300	5,300,264
Amundi SA (France), 144A	180	9,852

SEE NOTES TO FINANCIAL STATEMENTS.

A68

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
ASX Ltd. (Australia)	420	$23,655
Bank of New York Mellon Corp. (The)	53,500	2,231,485
Cboe Global Markets, Inc.	73,100	8,274,189
Charles Schwab Corp. (The)	40,500	2,558,790
CME Group, Inc.	27,400	5,608,780
Daiwa Securities Group, Inc. (Japan)	36,700	163,588
Deutsche Bank AG (Germany)	6,160	53,800
FactSet Research Systems, Inc.	11,600	4,461,012
Goldman Sachs Group, Inc. (The)	38,000	11,286,760
Intercontinental Exchange, Inc.	35,600	3,347,824
Julius Baer Group Ltd. (Switzerland)	656	30,239
Macquarie Group Ltd. (Australia)	3,191	362,265
Morgan Stanley	102,500	7,796,150
MSCI, Inc.	4,400	1,813,460
Raymond James Financial, Inc.	20,900	1,868,669
SBI Holdings, Inc. (Japan)	5,600	109,669
Singapore Exchange Ltd. (Singapore)	2,500	17,031
State Street Corp.	100,100	6,171,165
Stifel Financial Corp.	47,700	2,672,154
UBS Group AG (Switzerland)	28,007	452,268
Virtu Financial, Inc. (Class A Stock)	86,500	2,024,965

		66,910,042

Chemicals — 1.0%
Arkema SA (France)	182	16,249
Celanese Corp.	10,100	1,187,861
CF Industries Holdings, Inc.	108,600	9,310,278
Dow, Inc.	182,200	9,403,342
DuPont de Nemours, Inc.	152,300	8,464,834
Eastman Chemical Co.	29,700	2,666,169
ICL Group Ltd. (Israel)	25,110	228,454
Linde PLC (United Kingdom)(a)	36,000	10,351,080
Mitsubishi Chemical Group Corp. (Japan)	3,800	20,770
Mitsui Chemicals, Inc. (Japan)	10,800	230,018
Nitto Denko Corp. (Japan)	500	32,319
OCI NV (Netherlands)	336	11,112
Shin-Etsu Chemical Co. Ltd. (Japan)	500	56,274
Solvay SA (Belgium)	217	17,567
Sumitomo Chemical Co. Ltd. (Japan)	4,400	17,131
Tosoh Corp. (Japan)	19,700	244,258
Yara International ASA (Brazil)	4,237	177,184

		42,434,900

Commercial Services & Supplies — 0.2%
Cintas Corp.	4,100	1,531,473
Dai Nippon Printing Co. Ltd. (Japan)	700	15,079
Rentokil Initial PLC (United Kingdom)	5,306	30,682
Securitas AB (Sweden) (Class B Stock)	918	7,929
Waste Management, Inc.	32,100	4,910,658

		6,495,821

Communications Equipment — 0.4%
Cisco Systems, Inc.	389,500	16,608,280
Nokia OYJ (Finland)	68,532	317,704
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	8,648	64,487

		16,990,471

	Shares	Value

COMMON STOCKS (continued)
Construction & Engineering — 0.0%
ACS Actividades de Construccion y Servicios SA (Spain)	680	$16,503
Eiffage SA (France)	250	22,535
Skanska AB (Sweden) (Class B Stock)	12,740	195,689
Taisei Corp. (Japan)	600	18,660
Vinci SA (France)	1,638	146,065

		399,452

Construction Materials — 0.2%
Eagle Materials, Inc.	70,200	7,717,788
HeidelbergCement AG (Germany)	434	20,867

		7,738,655

Consumer Finance — 0.4%
American Express Co.	18,600	2,578,332
Capital One Financial Corp.	105,900	11,033,721
Synchrony Financial	41,600	1,148,992

		14,761,045

Containers & Packaging — 0.3%
International Paper Co.	36,300	1,518,429
Westrock Co.	236,500	9,422,160

		10,940,589

Distributors — 0.2%
Genuine Parts Co.	38,100	5,067,300
LKQ Corp.	15,000	736,350

		5,803,650

Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc. (Class B Stock)*	125,750	34,332,265
EXOR NV (Netherlands)	324	20,222
Industrivarden AB (Sweden) (Class A Stock)	380	8,561
Investor AB (Sweden) (Class A Stock)	1,443	25,944
Investor AB (Sweden) (Class B Stock)	5,289	87,083
ORIX Corp. (Japan)	3,600	60,199

		34,534,274

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	80,300	1,683,088
Deutsche Telekom AG (Germany)	14,433	286,661
Koninklijke KPN NV (Netherlands)	60,727	216,300
Nippon Telegraph & Telephone Corp. (Japan)	7,300	209,595
Spark New Zealand Ltd. (New Zealand)	5,580	16,724
Telefonica Deutschland Holding AG (Germany)	3,036	8,709
Telefonica SA (Spain)	15,779	80,353
Verizon Communications, Inc.	462,488	23,471,266

		25,972,696

Electric Utilities — 1.1%
Edison International	208,300	13,172,892
Electricite de France SA (France)	1,326	10,832
Endesa SA (Spain)	14,834	280,082

SEE NOTES TO FINANCIAL STATEMENTS.

A69

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electric Utilities (cont’d.)
Enel SpA (Italy)	27,957	$153,202
Evergy, Inc.	71,400	4,658,850
Exelon Corp.	334,700	15,168,604
Fortum OYJ (Finland)	1,266	18,976
Iberdrola SA (Spain)	22,677	235,129
NRG Energy, Inc.	144,900	5,530,833
Power Assets Holdings Ltd. (Hong Kong)	4,500	28,318
PPL Corp.	163,100	4,424,903
Red Electrica Corp. SA (Spain)	769	14,537
SSE PLC (United Kingdom)	9,338	183,807

		43,880,965

Electrical Equipment — 0.3%
Emerson Electric Co.	161,600	12,853,664
Hubbell, Inc.	4,200	750,036
Mitsubishi Electric Corp. (Japan)	6,000	64,995

		13,668,695

Electronic Equipment, Instruments & Components — 0.5%
CDW Corp.	11,400	1,796,184
Corning, Inc.	292,100	9,204,071
Hamamatsu Photonics KK (Japan)	500	19,384
Hirose Electric Co. Ltd. (Japan)	2,000	264,843
Jabil, Inc.	137,600	7,046,496
Keysight Technologies, Inc.*	5,400	744,390
Murata Manufacturing Co. Ltd. (Japan)	1,800	98,506
TDK Corp. (Japan)	1,200	36,834

		19,210,708

Energy Equipment & Services — 0.2%
Halliburton Co.	139,000	4,359,040
Schlumberger NV	106,800	3,819,168

		8,178,208

Entertainment — 0.8%
Electronic Arts, Inc.	30,600	3,722,490
Konami Group Corp. (Japan)	300	16,580
Netflix, Inc.*	46,200	8,078,994
Nintendo Co. Ltd. (Japan)	500	216,895
Walt Disney Co. (The)*	161,100	15,207,840
Warner Bros Discovery, Inc.*	241,600	3,242,272

		30,485,071

Equity Real Estate Investment Trusts (REITs) — 1.6%
Camden Property Trust	29,400	3,953,712
Crown Castle International Corp.	11,200	1,885,856
Dexus (Australia)	41,774	255,110
EPR Properties	57,000	2,675,010
Equinix, Inc.	9,200	6,044,584
Goodman Group (Australia)	19,591	240,503
Host Hotels & Resorts, Inc.	292,900	4,592,672
Klepierre SA (France)*	574	11,028
Lamar Advertising Co. (Class A Stock)	16,000	1,407,520
Land Securities Group PLC (United Kingdom)	2,093	16,956
Prologis, Inc.	98,400	11,576,760
Public Storage	11,200	3,501,904

	Shares	Value

COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
SBA Communications Corp.	19,000	$6,080,950
Simon Property Group, Inc.	68,100	6,464,052
Stockland (Australia)	69,197	172,345
Ventas, Inc.	22,500	1,157,175
Welltower, Inc.(a)	17,000	1,399,950
Weyerhaeuser Co.	386,500	12,800,880

		64,236,967

Food & Staples Retailing — 1.0%
Albertson’s Cos., Inc. (Class A Stock)	156,800	4,189,696
Carrefour SA (France)	1,718	30,417
Coles Group Ltd. (Australia)	3,495	42,918
Costco Wholesale Corp.	54,500	26,120,760
Endeavour Group Ltd. (Australia)	1,580	8,240
J Sainsbury PLC (United Kingdom)	4,128	10,260
Jeronimo Martins SGPS SA (Portugal)	860	18,716
Kesko OYJ (Finland) (Class B Stock)	1,394	32,874
Koninklijke Ahold Delhaize NV (Netherlands)	13,373	348,752
Kroger Co. (The)(a)	16,200	766,746
Tesco PLC (United Kingdom)	50,883	158,014
US Foods Holding Corp.*	81,600	2,503,488
Walgreens Boots Alliance, Inc.	141,400	5,359,060
Walmart, Inc.	17,300	2,103,334
Woolworths Group Ltd. (Australia)	3,570	87,644

		41,780,919

Food Products — 0.8%
Archer-Daniels-Midland Co.	58,100	4,508,560
Darling Ingredients, Inc.*	56,200	3,360,760
Kraft Heinz Co. (The)	115,800	4,416,612
Nestle SA	7,192	839,275
Orkla ASA (Norway)	10,287	82,286
Pilgrim’s Pride Corp.*	186,100	5,811,903
Tyson Foods, Inc. (Class A Stock)	163,900	14,105,234
WH Group Ltd. (Hong Kong), 144A	274,000	214,584
Wilmar International Ltd. (China)	104,000	302,882

		33,642,096

Gas Utilities — 0.0%
Enagas SA (Spain)	765	16,916
Osaka Gas Co. Ltd. (Japan)	1,100	21,060
Snam SpA (Italy)	5,797	30,362
Tokyo Gas Co. Ltd. (Japan)	1,200	24,834

		93,172

Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	243,900	26,499,735
Boston Scientific Corp.*	122,400	4,561,848
DENTSPLY SIRONA, Inc.	36,400	1,300,572
Edwards Lifesciences Corp.*	143,500	13,645,415
Envista Holdings Corp.*(a)	19,500	751,530
Hologic, Inc.*	44,300	3,069,990
Hoya Corp. (Japan)	500	43,017
Medtronic PLC	134,000	12,026,500

		61,898,607

SEE NOTES TO FINANCIAL STATEMENTS.

A70

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services — 2.2%
Centene Corp.*	38,600	$3,265,946
Cigna Corp.	34,300	9,038,736
CVS Health Corp.	157,900	14,631,014
Elevance Health, Inc.	25,000	12,064,500
Fresenius SE & Co. KGaA (Germany)	1,240	37,632
McKesson Corp.	20,100	6,556,821
Medipal Holdings Corp. (Japan)	15,000	211,401
Sonic Healthcare Ltd. (Australia)	12,522	285,576
UnitedHealth Group, Inc.	84,900	43,607,187

		89,698,813

Hotels, Restaurants & Leisure — 1.0%
Aristocrat Leisure Ltd. (Australia)	1,715	40,570
Chipotle Mexican Grill, Inc.*	2,100	2,745,246
Compass Group PLC (United Kingdom)	10,836	221,544
Evolution AB (Sweden), 144A	1,676	152,099
Hilton Worldwide Holdings, Inc.	82,500	9,193,800
InterContinental Hotels Group PLC (United Kingdom)	528	28,029
La Francaise des Jeux SAEM (France), 144A	6,964	241,436
Marriott International, Inc. (Class A Stock)	61,100	8,310,211
McDonald’s Corp.	44,500	10,986,160
McDonald’s Holdings Co. Japan Ltd. (Japan)	300	10,921
Oriental Land Co. Ltd. (Japan)	600	84,317
Sodexo SA (France)	253	17,814
Starbucks Corp.	119,200	9,105,688
Travel + Leisure Co.	24,000	931,680
Whitbread PLC (United Kingdom)	364	10,984

		42,080,499

Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	3,024	16,818
Berkeley Group Holdings PLC (United Kingdom)*	2,586	116,968
Lennar Corp. (Class A Stock)	100,200	7,071,114
Open House Group Co. Ltd. (Japan)	1,900	75,480
Sony Group Corp. (Japan)	1,300	105,753
Toll Brothers, Inc.	51,100	2,279,060

		9,665,193

Household Products — 1.0%
Essity AB (Sweden) (Class B Stock)	1,830	47,747
Henkel AG & Co. KGaA (Germany)	279	17,084
Kimberly-Clark Corp.	105,300	14,231,295
Procter & Gamble Co. (The)	188,605	27,119,513
Reckitt Benckiser Group PLC (United Kingdom)	2,156	161,824

		41,577,463

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp. (The)	281,300	5,910,113

	Shares	Value

COMMON STOCKS (continued)
Industrial Conglomerates — 0.4%
CK Hutchison Holdings Ltd. (United Kingdom)	8,000	$54,663
Honeywell International, Inc.	91,100	15,834,091
Jardine Matheson Holdings Ltd. (Hong Kong)	5,600	294,091
Lifco AB (Sweden) (Class B Stock)	624	10,042
Siemens AG (Germany)	2,242	227,582
Smiths Group PLC (United Kingdom)	1,215	20,686
Toshiba Corp. (Japan)	4,900	199,065

		16,640,220

Insurance — 1.2%
Aegon NV (Netherlands)	5,511	23,889
Ageas SA/NV (Belgium)	513	22,542
AIA Group Ltd. (Hong Kong)	5,600	60,808
American Financial Group, Inc.	24,600	3,414,726
American International Group, Inc.	201,200	10,287,356
Assicurazioni Generali SpA (Italy)	3,268	52,207
AXA SA (France)	11,159	254,876
Chubb Ltd.	89,300	17,554,594
Dai-ichi Life Holdings, Inc. (Japan)	16,700	305,276
Japan Post Insurance Co. Ltd. (Japan)	16,500	263,181
Lincoln National Corp.	49,500	2,315,115
Marsh & McLennan Cos., Inc.	67,700	10,510,425
Medibank Private Ltd. (Australia)	7,700	17,266
MetLife, Inc.	58,700	3,685,773
MS&AD Insurance Group Holdings, Inc. (Japan)	1,300	39,722
NN Group NV (Netherlands)	800	36,348
Poste Italiane SpA (Italy), 144A	15,516	145,215
Sampo OYJ (Finland) (Class A Stock)	1,501	65,355
Sompo Holdings, Inc. (Japan)	3,100	135,919
Suncorp Group Ltd. (Australia)	39,609	299,948
Tokio Marine Holdings, Inc. (Japan)	1,900	111,607
W.R. Berkley Corp.	15,750	1,075,095
Zurich Insurance Group AG (Switzerland)	442	192,031

		50,869,274

Interactive Media & Services — 3.2%
Alphabet, Inc. (Class A Stock)*	24,250	52,847,055
Alphabet, Inc. (Class C Stock)*	21,632	47,318,918
Meta Platforms, Inc. (Class A Stock)*	192,350	31,016,438
SEEK Ltd. (Australia)	1,008	14,553

		131,196,964

Internet & Direct Marketing Retail — 1.7%
Amazon.com, Inc.*	556,000	59,052,760
eBay, Inc.	289,300	12,055,131
ZOZO, Inc. (Japan)	400	7,187

		71,115,078

IT Services — 2.6%
Accenture PLC (Class A Stock)	57,950	16,089,817
Adyen NV (Netherlands), 144A*	56	81,485
Automatic Data Processing, Inc.	64,900	13,631,596
Capgemini SE (France)	1,780	304,516
Computershare Ltd. (Australia)	4,836	82,109

SEE NOTES TO FINANCIAL STATEMENTS.

A71

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
IT Services (cont’d.)
DXC Technology Co.*	61,300	$1,858,003
Fiserv, Inc.*	8,500	756,245
Fujitsu Ltd. (Japan)	2,500	311,645
Gartner, Inc.*	30,000	7,254,900
International Business Machines Corp.	6,600	931,854
Mastercard, Inc. (Class A Stock)	91,800	28,961,064
NEC Corp. (Japan)	800	31,007
NTT Data Corp. (Japan)	1,900	26,289
Visa, Inc. (Class A Stock)(a)	184,900	36,404,961

		106,725,491

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	600	42,315
Shimano, Inc. (Japan)	400	67,079

		109,394

Life Sciences Tools & Services — 1.1%
Danaher Corp.	74,900	18,988,648
Eurofins Scientific SE (Luxembourg)	373	29,390
IQVIA Holdings, Inc.*	54,500	11,825,955
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	146,600	4,164,906
Sartorius Stedim Biotech (France)	80	25,168
Thermo Fisher Scientific, Inc.	20,300	11,028,584

		46,062,651

Machinery — 0.8%
ANDRITZ AG (Austria)	1,065	42,780
Atlas Copco AB (Sweden) (Class A Stock)	7,616	71,233
Atlas Copco AB (Sweden) (Class B Stock)	4,168	34,917
Caterpillar, Inc.	29,300	5,237,668
CNH Industrial NV (United Kingdom)	2,961	34,316
Deere & Co.	6,500	1,946,555
Epiroc AB (Sweden) (Class A Stock)	1,968	30,448
Epiroc AB (Sweden) (Class B Stock)	1,075	14,539
Esab Corp.(a)	25,900	1,133,125
Gates Industrial Corp. PLC*	170,900	1,847,429
GEA Group AG (Germany)	456	15,759
Ingersoll Rand, Inc.	44,500	1,872,560
Komatsu Ltd. (Japan)	2,800	62,034
Kubota Corp. (Japan)	3,100	46,205
MISUMI Group, Inc. (Japan)	3,600	76,663
NGK Insulators Ltd. (Japan)	5,100	68,614
PACCAR, Inc.	148,000	12,186,320
Parker-Hannifin Corp.	35,200	8,660,960
Sandvik AB (Sweden)	3,240	52,611
Schindler Holding AG (Switzerland)	55	9,882
VAT Group AG (Switzerland), 144A	76	18,051
Volvo AB (Sweden) (Class A Stock)	612	9,854
Volvo AB (Sweden) (Class B Stock)	4,116	63,939

		33,536,462

Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	9	20,834

	Shares	Value

COMMON STOCKS (continued)
Marine (cont’d.)
AP Moller - Maersk A/S (Denmark) (Class B Stock)	117	$273,843
Kuehne + Nagel International AG (Switzerland)	981	231,726
Nippon Yusen KK (Japan)	500	34,228
SITC International Holdings Co. Ltd. (China)	87,000	246,482

		807,113

Media — 0.4%
Comcast Corp. (Class A Stock)	382,400	15,005,376
Dentsu Group, Inc. (Japan)	700	20,980
Fox Corp. (Class A Stock)	71,600	2,302,656
Publicis Groupe SA (France)	5,624	275,316
WPP PLC (United Kingdom)	26,273	264,837

		17,869,165

Metals & Mining — 0.2%
Anglo American PLC (South Africa)	8,626	308,524
ArcelorMittal SA (Luxembourg)	11,758	264,940
BHP Group Ltd. (Australia)	14,927	423,647
BlueScope Steel Ltd. (Australia)	23,757	259,084
Boliden AB (Sweden)	814	25,859
Fortescue Metals Group Ltd. (Australia)	5,007	60,360
Freeport-McMoRan, Inc.	226,300	6,621,538
Glencore PLC (Australia)*	29,055	157,229
Norsk Hydro ASA (Norway)	3,960	22,255
Rio Tinto Ltd. (Australia)	1,099	77,987
Rio Tinto PLC (Australia)	7,193	430,717
South32 Ltd. (Australia)	13,377	36,317
voestalpine AG (Austria)	338	7,182

		8,695,639

Multiline Retail — 0.2%
Dollar General Corp.	25,900	6,356,896
Next PLC (United Kingdom)	384	27,407
Target Corp.	8,800	1,242,824

		7,627,127

Multi-Utilities — 0.5%
DTE Energy Co.	24,800	3,143,400
E.ON SE (Germany)	30,336	255,018
Engie SA (France)	19,517	224,810
Public Service Enterprise Group, Inc.	62,100	3,929,688
Sempra Energy	72,000	10,819,440

		18,372,356

Oil, Gas & Consumable Fuels — 2.5%
BP PLC (United Kingdom)	48,268	227,525
Cheniere Energy, Inc.	22,200	2,953,266
Chevron Corp.	188,400	27,276,552
ConocoPhillips	189,800	17,045,938
Diamondback Energy, Inc.	41,700	5,051,955
Eni SpA (Italy)	25,742	306,258
Equinor ASA (Norway)	10,826	377,789
Exxon Mobil Corp.	339,700	29,091,908
Inpex Corp. (Japan)	28,800	310,766
Marathon Oil Corp.	109,600	2,463,808

SEE NOTES TO FINANCIAL STATEMENTS.

A72

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Marathon Petroleum Corp.	120,400	$9,898,084
New Fortress Energy, Inc.(a)	19,200	759,744
Occidental Petroleum Corp.(a)	12,700	747,776
Phillips 66	39,600	3,246,804
Pioneer Natural Resources Co.	7,400	1,650,792
Shell PLC (Netherlands)	25,458	657,235
TotalEnergies SE (France)	7,594	399,802
Valero Energy Corp.	9,700	1,030,916
Woodside Energy Group Ltd. (Australia)	2,697	59,201

		103,556,119

Paper & Forest Products — 0.0%
Stora Enso OYJ (Finland) (Class R Stock)	1,700	26,598

Personal Products — 0.0%
L’Oreal SA (France)	755	260,940
Unilever PLC (United Kingdom)	13,246	602,536

		863,476

Pharmaceuticals — 2.9%
Astellas Pharma, Inc. (Japan)	1,500	23,360
AstraZeneca PLC (United Kingdom)	2,121	279,021
Bayer AG (Germany)	4,203	249,911
Bristol-Myers Squibb Co.	109,500	8,431,500
Chugai Pharmaceutical Co. Ltd. (Japan)	2,000	51,112
Eli Lilly & Co.	52,100	16,892,383
GSK PLC	28,503	613,960
Hikma Pharmaceuticals PLC (Jordan)	504	9,948
Ipsen SA (France)	3,051	287,274
Johnson & Johnson	161,548	28,676,385
Merck & Co., Inc.	297,900	27,159,543
Merck KGaA (Germany)	1,649	278,741
Novartis AG (Switzerland)	9,664	816,735
Novo Nordisk A/S (Denmark) (Class B Stock)	5,189	577,281
Ono Pharmaceutical Co. Ltd. (Japan)	1,100	28,163
Pfizer, Inc.	664,300	34,829,249
Roche Holding AG	2,837	946,761
Sanofi (France)	6,191	622,261
Takeda Pharmaceutical Co. Ltd. (Japan)	4,800	135,027

		120,908,615

Professional Services — 0.2%
CoStar Group, Inc.*	52,800	3,189,648
Jacobs Engineering Group, Inc.	5,900	750,067
Leidos Holdings, Inc.	9,500	956,745
Randstad NV (Netherlands)	5,442	264,122
Recruit Holdings Co. Ltd. (Japan)	12,900	378,465
Robert Half International, Inc.	51,100	3,826,879
Wolters Kluwer NV (Netherlands)	760	73,745

		9,439,671

Real Estate Management & Development — 0.1%
Aroundtown SA (Germany)	3,078	9,804
Azrieli Group Ltd. (Israel)	130	9,132

	Shares	Value

COMMON STOCKS (continued)
Real Estate Management & Development (cont’d.)
Capitaland Investment Ltd. (Singapore)	7,800	$21,469
CBRE Group, Inc. (Class A Stock)*	53,000	3,901,330
CK Asset Holdings Ltd. (Hong Kong)	6,000	42,456
Daito Trust Construction Co. Ltd. (Japan)	300	25,874
ESR Group Ltd. (China), 144A*	5,600	15,107
Jones Lang LaSalle, Inc.*	6,200	1,084,132
New World Development Co. Ltd. (Hong Kong)	5,000	17,949
Nomura Real Estate Holdings, Inc. (Japan)	11,300	276,026

		5,403,279

Road & Rail — 0.5%
CSX Corp.	262,400	7,625,344
Schneider National, Inc. (Class B Stock)	32,700	731,826
Union Pacific Corp.	52,800	11,261,184

		19,618,354

Semiconductors & Semiconductor Equipment — 3.1%
Advanced Micro Devices, Inc.*	59,100	4,519,377
Applied Materials, Inc.	37,000	3,366,260
ASML Holding NV (Netherlands)	723	344,109
Broadcom, Inc.	48,400	23,513,204
Disco Corp. (Japan)	100	23,675
Enphase Energy, Inc.*	19,500	3,807,180
Intel Corp.	594,350	22,234,634
KLA Corp.(a)	22,400	7,147,392
Microchip Technology, Inc.	64,600	3,751,968
Micron Technology, Inc.	184,400	10,193,632
NVIDIA Corp.	125,400	19,009,386
NXP Semiconductors NV (China)	13,800	2,042,814
ON Semiconductor Corp.*	102,800	5,171,868
QUALCOMM, Inc.	174,200	22,252,308
Renesas Electronics Corp. (Japan)*	12,000	108,606
STMicroelectronics NV (Singapore)	6,773	213,144

		127,699,557

Software — 5.4%
Adobe, Inc.*	44,150	16,161,549
Cadence Design Systems, Inc.*	6,600	990,198
Dassault Systemes SE (France)	8,947	329,292
Fortinet, Inc.*(a)	128,000	7,242,240
Microsoft Corp.	594,500	152,685,435
Nemetschek SE (Germany)	160	9,653
Oracle Corp.	125,750	8,786,153
Paycom Software, Inc.*	36,600	10,252,392
Roper Technologies, Inc.	26,100	10,300,365
Salesforce, Inc.*	7,000	1,155,280
SAP SE (Germany)	528	47,954
Synopsys, Inc.*	48,500	14,729,450
WiseTech Global Ltd. (Australia)	448	11,596

		222,701,557

Specialty Retail — 1.2%
AutoNation, Inc.*(a)	65,500	7,320,280
AutoZone, Inc.*	900	1,934,208

SEE NOTES TO FINANCIAL STATEMENTS.

A73

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (cont’d.)
Bath & Body Works, Inc.	67,600	$1,819,792
Chow Tai Fook Jewellery Group Ltd. (China)	36,400	68,214
Fast Retailing Co. Ltd. (Japan)	200	104,648
Foot Locker, Inc.(a)	36,000	909,000
Home Depot, Inc. (The)	61,100	16,757,897
Industria de Diseno Textil SA (Spain)	3,290	74,536
JD Sports Fashion PLC (United Kingdom)	147,860	208,224
Lowe’s Cos., Inc.	48,400	8,454,028
Penske Automotive Group, Inc.	35,600	3,726,964
TJX Cos., Inc. (The)	21,800	1,217,530
Ulta Beauty, Inc.*	16,500	6,360,420
USS Co. Ltd. (Japan)	6,600	114,148

		49,069,889

Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	1,160,600	158,677,232
Brother Industries Ltd. (Japan)	700	12,285
Canon, Inc. (Japan)	3,000	68,021
Pure Storage, Inc. (Class A Stock)*	108,700	2,794,677

		161,552,215

Textiles, Apparel & Luxury Goods — 0.3%
Burberry Group PLC (United Kingdom)	1,180	23,590
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	3,086	329,248
Hermes International (France)	97	108,967
LVMH Moet Hennessy Louis Vuitton SE (France)	825	503,046
Moncler SpA (Italy)	598	25,697
NIKE, Inc. (Class B Stock)	54,800	5,600,560
Pandora A/S (Denmark)	270	17,145
PVH Corp.	44,100	2,509,290
Ralph Lauren Corp.(a)	48,200	4,321,130
Swatch Group AG (The) (Switzerland)	140	6,225

		13,444,898

Tobacco — 0.3%
Altria Group, Inc.	201,450	8,414,567
British American Tobacco PLC (United Kingdom)	13,687	585,767
Imperial Brands PLC (United Kingdom)	2,561	57,277
Japan Tobacco, Inc. (Japan)	16,200	279,928
Philip Morris International, Inc.	41,500	4,097,710
Swedish Match AB (Sweden)	35,524	361,780

		13,797,029

Trading Companies & Distributors — 0.2%
Brenntag SE (Germany)	3,293	214,793
Bunzl PLC (United Kingdom)	957	31,631
Ferguson PLC	661	73,255
IMCD NV (Netherlands)	165	22,672
Marubeni Corp. (Japan)	29,900	269,199
Mitsubishi Corp. (Japan)	1,700	50,688
Mitsui & Co. Ltd. (Japan)	15,900	350,572
Sumitomo Corp. (Japan)	19,600	268,544
Univar Solutions, Inc.*	159,000	3,954,330

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors (cont’d.)
W.W. Grainger, Inc.(a)	9,700	$4,407,971

		9,643,655

Water Utilities — 0.1%
American Water Works Co., Inc.	37,500	5,578,875

Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	4,900	154,723
SoftBank Group Corp. (Japan)	3,700	142,975
T-Mobile US, Inc.*	40,000	5,381,600

		5,679,298

TOTAL COMMON STOCKS (cost $2,035,123,133)		2,452,929,887

EXCHANGE-TRADED FUND — 0.0%
iShares MSCI EAFE ETF(a)	2,688	167,973

(cost $147,366)
PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	151	10,732
Porsche Automobil Holding SE (Germany) (PRFC)	460	30,348
Volkswagen AG (Germany) (PRFC)	555	74,289

		115,369

Banks — 0.0%
Citigroup Capital XIII, 7.609%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40	22,000	589,600

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	525	32,351

TOTAL PREFERRED STOCKS (cost $734,839)		737,320

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 6.3%
Automobiles — 1.9%
AmeriCredit Automobile Receivables Trust,
Series 2019-01, Class B
3.130%	02/18/25	117	117,253
Series 2019-02, Class C
2.740%	04/18/25	2,000	1,987,217
Series 2019-03, Class C
2.320%	07/18/25	3,400	3,349,628
Series 2021-02, Class C
1.010%	01/19/27	1,300	1,204,942
Series 2021-03, Class C
1.410%	08/18/27	1,300	1,189,179
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-02A, Class A, 144A
3.350%	09/22/25	3,000	2,948,805
Series 2019-03A, Class A, 144A
2.360%	03/20/26	4,000	3,811,203

SEE NOTES TO FINANCIAL STATEMENTS.

A74

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2020-01A, Class A, 144A
2.330%	08/20/26		1,800	$1,711,301
Series 2021-01A, Class A, 144A
1.380%	08/20/27		3,500	3,129,204
Series 2021-02A, Class A, 144A
1.660%	02/20/28		3,700	3,298,206
Series 2022-01A, Class A, 144A
3.830%	08/21/28		4,200	4,102,243
CarMax Auto Owner Trust,
Series 2021-02, Class C
1.340%	02/16/27		1,100	1,016,443
Series 2021-04, Class C
1.380%	07/15/27		800	732,176
Ford Auto Securitization Trust (Canada),
Series 2019-BA, Class A2, 144A
2.321%	10/15/23	CAD	58	45,271
Series 2020-AA, Class A3, 144A
1.153%	11/15/25	CAD	3,600	2,668,285
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31		2,500	2,459,172
Series 2019-01, Class A, 144A
3.520%	07/15/30		5,000	4,980,391
Series 2020-01, Class A, 144A
2.040%	08/15/31		3,600	3,441,057
Series 2020-02, Class A, 144A
1.060%	04/15/33		1,300	1,175,726
Series 2021-02, Class B, 144A
1.910%	05/15/34		500	451,446
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C
3.620%	06/17/24		500	500,866
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A
1.490%	06/12/34		200	175,915
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27		1,900	1,675,095
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25		2,100	1,963,917
Series 2022-02A, Class A, 144A
2.330%	06/26/28		4,700	4,253,089
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		6,300	6,150,594
Series 2021-01A, Class B, 144A
1.260%	07/14/28		2,600	2,351,772
Santander Drive Auto Receivables Trust,
Series 2020-02, Class C
1.460%	09/15/25		662	659,420
Series 2020-03, Class C
1.120%	01/15/26		2,600	2,580,104
Series 2020-04, Class C
1.010%	01/15/26		1,600	1,576,985
Series 2021-02, Class C
0.900%	06/15/26		1,100	1,065,114

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2021-02, Class D
1.350%	07/15/27		2,800	$2,626,329
Series 2021-03, Class C
0.950%	09/15/27		2,000	1,924,363
Series 2021-04, Class C
1.260%	02/16/27		2,700	2,574,597
Series 2022-01, Class C
2.560%	04/17/28		1,600	1,522,582
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27		600	553,946

				75,973,836

Collateralized Loan Obligations — 3.5%
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.144%(c)	10/17/32		5,000	4,868,505
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.263%(c)	07/20/34		3,750	3,623,795
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR2, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
2.024%(c)	10/15/28		2,406	2,383,510
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
2.354%(c)	01/25/35		700	677,061
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R2, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)
1.914%(c)	07/15/29		1,117	1,103,598
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.600%(c)	04/15/31	EUR	3,000	3,077,679
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
1.864%(c)	01/17/28		120	120,082
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
2.044%(c)	07/15/30		3,000	2,951,257
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	10/15/35	EUR	5,000	5,006,876
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.143%(c)	01/20/32		9,750	9,501,594
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.244%(c)	10/17/31		9,750	9,568,344

SEE NOTES TO FINANCIAL STATEMENTS.

A75

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
2.324%(c)	07/15/29	479	$474,786
Greenwood Park CLO Ltd.,
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
2.054%(c)	04/15/31	2,000	1,956,051
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
2.244%(c)	04/26/31	4,000	3,920,092
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
2.363%(c)	02/05/31	248	243,468
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
2.184%(c)	10/19/28	7,755	7,673,102
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
2.533%(c)	04/20/32	5,750	5,667,400
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.263%(c)	10/20/34	4,875	4,687,638
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)
2.238%(c)	10/20/31	6,729	6,586,805
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
2.218%(c)	04/21/31	2,372	2,327,007
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
3.306%(c)	06/20/34	9,500	9,158,463
Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
2.883%(c)	09/01/31	5,750	5,661,828
Octagon Investment Partners 31 LLC (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
2.113%(c)	07/20/30	3,500	3,451,854
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.536%(c)	10/30/30	1,484	1,484,281
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
2.174%(c)	01/17/31	1,500	1,475,620
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.144%(c)	07/16/31	2,350	2,296,499

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
2.063%(c)	10/20/31		8,750	$8,547,912
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.246%(c)	06/20/34		5,500	5,313,978
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)
2.359%(c)	07/25/31		1,000	977,523
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.364%(c)	07/25/34		6,750	6,501,790
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
2.284%(c)	01/17/30		2,450	2,426,064
TICP CLO Ltd. (Cayman Islands),
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
1.903%(c)	04/20/28		1,829	1,812,442
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	07/25/34	EUR	4,500	4,517,191
Trimaran Cavu Ltd.,
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)
2.523%(c)	07/20/32		3,000	2,952,074
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)
1.924%(c)	07/15/27		131	131,018
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.194%(c)	01/17/31		2,750	2,702,193
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.144%(c)	07/17/31		3,500	3,425,937
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.263%(c)	10/20/31		5,750	5,639,442

				144,894,759

Consumer Loans — 0.3%
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28		3,300	3,231,002
OneMain Financial Issuance Trust,
Series 2020-01A, Class A, 144A
3.840%	05/14/32		1,048	1,045,214
Series 2020-02A, Class A, 144A
1.750%	09/14/35		2,900	2,582,406

SEE NOTES TO FINANCIAL STATEMENTS.

A76

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
1.543%(c)	06/16/36		2,800		$2,646,914
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28		1,300		1,216,757

					10,722,293

Equipment — 0.2%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40		2,800		2,737,615
Series 2018-A, Class A5, 144A
3.610%	03/10/42		800		794,458
Series 2019-A, Class A5, 144A
3.080%	11/12/41		2,500		2,450,919
Series 2019-B, Class A5, 144A
2.290%	11/12/41		2,400		2,262,553

					8,245,545

Other — 0.1%
Home Partners of America Trust,
Series 2021-03, Class A, 144A
2.200%	01/17/41		1,325		1,186,964
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
4.424%(c)	06/25/24		3,250		3,165,577

					4,352,541

Residential Mortgage-Backed Securities — 0.0%
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)
2.419%(c)	06/25/34		115		109,292
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r	)	1,561
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
3.000%(c)	04/16/23^	EUR	1,369		1,408,698

					1,519,551

Student Loans — 0.3%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42		789		756,309
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44		580		566,700
Series 2018-CGS, Class A1, 144A
3.870%	02/25/46		174		170,716
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A
2.810%	11/25/42		170		168,840
Series 2018-B, Class A2FX, 144A
3.540%	05/26/43		336		336,185
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		345		340,982

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Student Loans (cont’d.)
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42	496	$495,807
Series 2018-CA, Class A2, 144A
3.520%	06/16/42	353	352,349
Series 2019-CA, Class A2, 144A
3.130%	02/15/68	976	953,122
Series 2020-BA, Class A2, 144A
2.120%	01/15/69	963	904,977
Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.530% (Cap N/A, Floor 0.530%)
2.154%(c)	05/25/70	2,218	2,151,911
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48	817	804,472
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48	971	949,786
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	1,482	1,430,506
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47	981	967,270
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	1,877	1,799,100

			13,149,032

TOTAL ASSET-BACKED SECURITIES (cost $269,655,753)			258,857,557

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.0%
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF03, Class A3, 144A
2.168%	10/15/54	8,000	7,017,439
Series 2021-MF03, Class ASB, 144A
2.378%	10/15/54	3,800	3,371,245
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49	4,000	3,879,869
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	6,500	6,248,086
Series 2021-BN35, Class A3
1.717%	06/15/64	4,900	4,212,488
Series 2021-BN35, Class ASB
2.067%	06/15/64	3,200	2,815,154
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	5,400	5,309,415
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	5,000	4,829,079
Series 2018-B08, Class A4
3.963%	01/15/52	6,700	6,552,927
Series 2021-B24, Class A3
2.010%	03/15/54	2,900	2,571,071

SEE NOTES TO FINANCIAL STATEMENTS.

A77

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	7,750	$6,347,150
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A3
2.647%	11/15/52	8,000	7,586,181
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	907	897,137
Series 2014-GC23, Class A3
3.356%	07/10/47	1,549	1,524,054
Series 2016-C01, Class A3
2.944%	05/10/49	5,000	4,789,166
Series 2016-GC37, Class A3
3.050%	04/10/49	4,555	4,372,730
Series 2017-P07, Class A3
3.442%	04/14/50	5,500	5,315,779
Commercial Mortgage Trust,
Series 2014-CR18, Class A4
3.550%	07/15/47	2,325	2,297,204
Series 2014-CR20, Class A3
3.326%	11/10/47	4,525	4,437,143
Series 2015-CR27, Class A3
3.349%	10/10/48	5,914	5,711,827
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	2,979	2,898,720
Series 2017-C08, Class A3
3.127%	06/15/50	5,129	4,792,389
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO
1.484%(cc)	03/25/26	13,057	542,234
GS Mortgage Securities Corp. Trust,
Series 2021-RENT, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
2.312%(c)	11/21/35	1,534	1,499,598
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4
3.136%	02/10/48	3,684	3,585,132
Series 2015-GC32, Class A3
3.498%	07/10/48	5,800	5,684,521
Series 2016-GS03, Class A3
2.592%	10/10/49	5,387	5,056,646
Series 2016-GS04, Class A3
3.178%	11/10/49	5,219	4,970,614
Series 2020-GSA02, Class A4
1.721%	12/12/53	6,000	4,922,340
Series 2021-GSA03, Class A4
2.369%	12/15/54	5,800	4,939,905
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	734	721,442
Series 2015-C27, Class A3A1
2.920%	02/15/48	4,774	4,587,078
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	626	621,115

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class C, 144A, 1 Month LIBOR + 1.351% (Cap N/A, Floor 1.351%)
2.675%(c)	04/15/38	3,000	$2,841,821
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3
2.791%	11/15/49	3,000	2,822,758
Series 2016-UB11, Class A3
2.531%	08/15/49	10,400	9,736,087
Series 2018-H04, Class A3
4.043%	12/15/51	1,900	1,848,456
Series 2019-H07, Class A2
2.492%	07/15/52	13,500	12,989,120
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	3,500	3,428,565
Series 2017-C05, Class A4
3.212%	11/15/50	6,750	6,339,311
Series 2018-C09, Class A3
3.854%	03/15/51	2,500	2,416,538
Series 2018-C14, Class A3
4.180%	12/15/51	4,100	3,964,565
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C06, Class A3
2.971%	04/10/46	1,686	1,672,198
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49	8,000	7,581,935
Series 2017-C38, Class A4
3.190%	07/15/50	4,480	4,267,343
Series 2018-C48, Class A4
4.037%	01/15/52	7,000	6,849,433
Series 2020-C58, Class A3
1.810%	07/15/53	7,100	5,920,582

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $223,799,262)			207,585,590

CORPORATE BONDS — 8.9%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	2,160	1,949,344
3.750%	02/01/50	2,130	1,501,951
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	906	879,488
Embraer Overseas Ltd. (Brazil),
Gtd. Notes, 144A
5.696%	09/16/23	950	960,858
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	1,270	1,254,687

			6,546,328

SEE NOTES TO FINANCIAL STATEMENTS.

A78

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41		2,545	$1,691,091
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27		1,895	1,735,293
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		1,250	1,040,771

				4,467,155

Airlines — 0.1%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28		2,123	1,901,505
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	(a)	406	390,303
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		905	913,014
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		840	745,014
4.625%	04/15/29		165	139,919

				4,089,755

Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	(a)	725	581,288

Auto Manufacturers — 0.4%
Daimler Trucks Finance North America LLC (Germany),
Gtd. Notes, 144A
1.625%	12/13/24		5,350	5,033,455
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46		1,220	937,826
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		200	161,271
3.350%	11/01/22		4,205	4,200,443
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43		980	934,434
6.600%	04/01/36		760	770,471
General Motors Financial Co., Inc.,
Gtd. Notes
3.950%	04/13/24		2,800	2,778,175

				14,816,075

Banks — 2.7%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.849%	03/25/26		1,000	899,700
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
2.131%(c)	04/12/23		800	802,235

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24	(oo)	1,665	$1,550,005
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25	(oo)	1,440	1,220,610
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31		2,600	2,080,229
2.496%(ff)	02/13/31		3,085	2,610,806
3.824%(ff)	01/20/28		955	915,688
4.271%(ff)	07/23/29		510	490,458
Sr. Unsec’d. Notes, Series N
1.658%(ff)	03/11/27		2,550	2,292,369
Sub. Notes, MTN
4.000%	01/22/25		2,000	1,991,629
4.450%	03/03/26		8,455	8,432,316
Bank of America NA,
Sub. Notes
6.000%	10/15/36		410	449,948
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25		850	832,216
3.932%(ff)	05/07/25		585	575,972
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		3,825	3,753,731
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27		1,800	1,589,580
2.219%(ff)	06/09/26		2,330	2,162,165
3.132%(ff)	01/20/33		1,505	1,260,463
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25	(oo)	1,400	1,156,466
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		1,260	1,039,193
3.200%	10/21/26		1,870	1,779,188
3.700%	01/12/26		6,180	6,065,758
Sub. Notes
4.450%	09/29/27		5,965	5,864,565
4.750%	05/18/46		820	736,787
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A
1.247%(ff)	01/26/27		1,495	1,318,072
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26		1,160	1,068,137
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26		1,560	1,421,444
3.091%(ff)	05/14/32		885	707,768
4.282%	01/09/28		1,370	1,281,828
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26		440	391,116
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26		970	947,062

SEE NOTES TO FINANCIAL STATEMENTS.

A79

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O
5.300%(ff)	11/10/26	(oo)	740	$692,479
Sr. Unsec’d. Notes
3.500%	01/23/25		4,100	4,052,842
3.750%	02/25/26		1,010	991,762
3.814%(ff)	04/23/29		540	509,141
3.850%	01/26/27		2,910	2,815,277
Sub. Notes
6.750%	10/01/37		104	115,210
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25	(oo)	1,645	1,394,982
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
4.709%(c)	10/30/22	(oo)	978	927,947
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25	(a)(oo)	1,045	862,904
Sr. Unsec’d. Notes
3.782%(ff)	02/01/28		695	666,922
3.964%(ff)	11/15/48		3,250	2,770,320
4.005%(ff)	04/23/29		2,170	2,080,567
4.452%(ff)	12/05/29		3,350	3,261,118
Sub. Notes
3.875%	09/10/24		3,775	3,767,967
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32		630	511,915
3.772%(ff)	01/24/29		8,775	8,341,330
3.875%	01/27/26		675	665,885
4.431%(ff)	01/23/30		515	499,865
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28		1,255	1,187,703
Sub. Notes, GMTN
4.350%	09/08/26		3,825	3,785,842
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26		4,400	3,880,974
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.375%	01/24/24		1,925	1,935,275
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%
6.750%(c)	09/30/24		2,670	2,561,515
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31		4,175	3,589,564

				109,556,810

Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46		620	584,765
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49		450	459,840
8.000%	11/15/39		1,285	1,632,189

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Beverages (cont’d.)
8.200%	01/15/39		250	$323,913
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
2.750%	07/15/26		3,975	3,667,434
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31		1,015	822,763

				7,490,904

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.800%	08/15/41		4,050	3,002,779

Building Materials — 0.0%
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30	(a)	550	433,338
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		760	601,129
4.750%	01/15/28		700	598,501

				1,632,968

Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.375%	11/15/42		95	83,655
5.250%	11/15/41		45	44,552
9.400%	05/15/39		155	220,823
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		1,300	1,246,481
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22		780	778,862
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24		700	686,616
6.500%	09/27/28		670	608,578

				3,669,567

Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46		975	803,553
6.700%	06/01/34		420	471,660
7.000%	10/15/37		380	439,610
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116		1,500	1,257,852
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		325	267,249
4.875%	01/15/28		1,190	1,126,720
5.250%	01/15/30		385	357,337

SEE NOTES TO FINANCIAL STATEMENTS.

A80

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52	1,170	$1,054,488

			5,778,469

Diversified Financial Services — 0.2%
BOC Aviation USA Corp. (Singapore),
Gtd. Notes, 144A, MTN
1.625%	04/29/24	670	642,206
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27	4,985	4,821,298
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	480	480,063
Discover Financial Services,
Sr. Unsec’d. Notes
3.850%	11/21/22	900	902,779
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	2,055	1,635,446
OneMain Finance Corp.,
Gtd. Notes
8.250%	10/01/23	1,600	1,600,597
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25	330	328,381

			10,410,770

Electric — 0.8%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	04/29/28	525	466,512
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	628	449,300
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36	550	631,777
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	305	333,501
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	2,000	1,628,546
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33	590	701,279
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,400	1,254,141
Commonwealth Edison Co.,
First Mortgage, Series 123
3.750%	08/15/47	1,610	1,381,485
Connecticut Light & Power Co. (The),
First Mortgage, Series A
2.050%	07/01/31	3,255	2,749,552

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39		220	$227,842
Duke Energy Carolinas LLC,
First Mortgage
6.050%	04/15/38		550	615,195
First Ref. Mortgage
4.000%	09/30/42		570	508,382
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35		670	712,130
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.250%	07/12/31	(a)	2,140	1,683,410
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
3.400%	01/28/30		400	339,170
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33		295	332,532
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33		145	164,111
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.850%	05/15/28	(h)	2,910	2,816,145
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		470	452,024
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24		2,170	2,169,704
Northern States Power Co.,
First Mortgage
3.600%	09/15/47		1,580	1,331,868
NRG Energy, Inc.,
Gtd. Notes, 144A
3.875%	02/15/32		275	218,321
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		320	289,359
2.450%	12/02/27		1,395	1,204,814
PECO Energy Co.,
First Mortgage
2.800%	06/15/50		1,110	814,620
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50		1,005	629,758
3.700%	05/01/28		1,280	1,249,268
Sr. Sec’d. Notes, MTN
5.800%	05/01/37		535	598,945
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30		710	564,768
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28		1,115	975,740

SEE NOTES TO FINANCIAL STATEMENTS.

A81

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48		1,400	$1,290,160
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47		580	470,445
First Ref. Mortgage, Series C
3.600%	02/01/45		860	644,158
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		725	657,157
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		2,135	2,060,503
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41		480	454,131

				33,070,753

Engineering & Construction — 0.0%
AECOM,
Gtd. Notes
5.125%	03/15/27	(a)	700	661,624
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		500	430,978
5.500%	07/31/47		800	546,429

				1,639,031

Entertainment — 0.0%
Magallanes, Inc.,
Gtd. Notes, 144A
5.050%	03/15/42		865	735,631
5.141%	03/15/52		810	680,025
5.391%	03/15/62		405	339,658

				1,755,314

Foods — 0.1%
Kraft Heinz Foods Co.,
Gtd. Notes
4.875%	10/01/49		1,290	1,140,834
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		500	434,988
4.375%	01/31/32		875	760,911
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40		660	479,259
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.875%	09/30/27	(a)	1,625	1,555,323

				4,371,315

Gas — 0.1%
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31		1,205	939,953
3.490%	05/15/27	(a)	1,415	1,354,683

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Gas (cont’d.)
3.600%	05/01/30			1,270	$1,163,803

					3,458,439

Healthcare-Products — 0.1%
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39		EUR	1,635	1,194,365
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29			675	575,421
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31		EUR	100	95,223
2.250%	03/07/39		EUR	400	350,681

					2,215,690

Healthcare-Services — 0.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36			515	582,100
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42			390	370,199
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25			305	304,414
Gtd. Notes, MTN
7.750%	07/15/36			450	516,133
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47			940	874,772
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29			765	677,064
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
4.375%	01/15/30			625	530,986
6.125%	06/15/30			325	304,656

					4,160,324

Home Builders — 0.0%
KB Home,
Gtd. Notes
4.000%	06/15/31	(a)		575	443,591
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27			525	484,984
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24			800	780,604

					1,709,179

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.450%	04/01/26			275	261,820

SEE NOTES TO FINANCIAL STATEMENTS.

A82

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Housewares (cont’d.)
4.875%	06/01/25	(a)	1,420	$1,400,646

				1,662,466

Insurance — 0.1%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50		1,215	923,086
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		772	835,525
Markel Corp.,
Sr. Unsec’d. Notes
4.150%	09/17/50		410	338,038
5.000%	03/30/43		200	187,200
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39		660	780,258
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		130	119,878
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47		1,450	1,286,176
6.850%	12/16/39		124	146,422

				4,616,583

Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.500%	05/01/26		750	732,529
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52		580	404,878
5.375%	04/01/38		1,950	1,737,130
6.384%	10/23/35		875	883,124
6.484%	10/23/45		1,386	1,349,504
Comcast Corp.,
Gtd. Notes
3.950%	10/15/25		225	226,146
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31		5,275	4,423,128
CSC Holdings LLC,
Gtd. Notes, 144A
4.500%	11/15/31		1,400	1,080,955
Paramount Global,
Sr. Unsec’d. Notes
5.250%	04/01/44		1,450	1,240,917
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41		360	316,694

				12,395,005

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining — 0.1%
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
4.763%	04/14/27	215	$206,634
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	3,050	2,451,672

			2,658,306

Miscellaneous Manufacturing — 0.0%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	1,200	1,140,863

Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23	315	314,450
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22	289	288,446

			602,896

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,810	1,613,893
5.500%	12/01/24	700	703,184

			2,317,077

Oil & Gas — 0.3%
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	1,200	1,156,375
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	300	297,682
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	637	563,905
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.875%	03/30/26	795	701,005
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22	350	262,500
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	04/15/30	400	352,192
6.250%	04/15/32	500	437,136
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25	550	514,607
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
3.100%	07/15/31	755	627,469
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.450%	09/15/36	1,155	1,203,052

SEE NOTES TO FINANCIAL STATEMENTS.

A83

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34		370	$384,918
6.625%	08/15/37		275	287,507
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.950%	01/28/31		2,146	1,561,679
6.490%	01/23/27		471	407,519
6.500%	03/13/27		330	286,466
Gtd. Notes, MTN
6.750%	09/21/47		373	230,795
6.875%	08/04/26	(a)	670	603,249
Qatar Energy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26		2,159	1,946,658
2.250%	07/12/31		820	700,923
Sinopec Group Overseas Development 2018 Ltd. (China),
Gtd. Notes, 144A
3.680%	08/08/49		1,445	1,165,608

				13,691,245

Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
3.125%	09/15/31	(a)	425	343,372
Berry Global, Inc.,
Sr. Sec’d. Notes
1.570%	01/15/26		5,135	4,584,557

				4,927,929

Pharmaceuticals — 0.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.800%	03/15/25		1,175	1,166,923
4.250%	11/21/49		1,750	1,551,146
4.500%	05/14/35		1,910	1,852,911
4.550%	03/15/35		2,190	2,133,382
4.700%	05/14/45		1,460	1,375,122
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25		1,600	1,579,066
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24		130	129,356
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.125%	06/15/39		410	392,193
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28		9,285	9,200,153
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38		3,810	3,606,268
5.125%	07/20/45		610	588,880
5.300%	12/05/43		250	248,158

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	1,375	$1,092,288
5.400%	11/29/43	845	707,657
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	1,125	995,566
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	470	330,985
Wyeth LLC,
Gtd. Notes
6.450%	02/01/24	60	62,750

			27,012,804

Pipelines — 0.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.750%	01/15/28	750	683,190
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,625	1,387,624
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes, 144A
4.600%	12/15/44	65	59,812
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	1,429	1,219,880
Energy Transfer LP,
Sr. Unsec’d. Notes
4.950%	06/15/28	1,115	1,098,693
5.000%	05/15/50	1,435	1,220,880
6.125%	12/15/45	180	172,486
Energy Transfer LP/Regency Energy Finance Corp.,
Sr. Unsec’d. Notes
5.000%	10/01/22	675	675,657
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	50	48,169
7.500%	06/01/30	50	48,090
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51	2,260	1,659,534
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	1,430	1,408,557
4.000%	03/15/28	1,980	1,877,830
4.875%	06/01/25	3,250	3,267,773
5.200%	03/01/47	40	36,178
5.500%	02/15/49	395	366,879
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	145	147,496
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	5,205	4,473,781
4.500%	03/15/50	295	234,994

SEE NOTES TO FINANCIAL STATEMENTS.

A84

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
4.950%	07/13/47		935	$793,322
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		115	100,823
4.125%	08/15/31		90	77,299
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		125	100,812
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.850%	03/01/48		315	285,273
4.900%	01/15/45		1,000	894,816
5.100%	09/15/45		500	465,832

				22,805,680

Real Estate Investment Trusts (REITs) — 0.3%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.000%	05/18/32	(a)	1,815	1,433,548
Corporate Office Properties LP,
Gtd. Notes
2.900%	12/01/33		1,345	1,042,902
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26		1,050	1,027,546
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.700%	10/01/30		3,480	2,996,837
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31		950	742,356
5.000%	10/15/27	(a)	400	366,789
Public Storage,
Sr. Unsec’d. Notes
2.250%	11/09/31		1,288	1,067,426
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/31	(h)	3,235	2,945,914

				11,623,318

Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		675	587,149
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31		770	603,263
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25		4,705	4,687,765
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		275	193,360
3.875%	10/01/31		275	191,224

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25		1,375	$1,292,750

				7,555,511

Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35		320	244,432
3.187%	11/15/36		5,175	3,930,891

				4,175,323

Software — 0.1%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50		1,425	1,049,104
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30		2,055	1,607,159

				2,656,263

Telecommunications — 0.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33		1,216	986,197
3.500%	09/15/53		5,308	4,025,412
3.650%	09/15/59		160	119,893
4.300%	02/15/30		615	600,577
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	05/01/25	(a)	1,900	1,846,237
Sr. Sec’d. Notes, 144A
3.400%	03/01/27		300	260,178
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
2.550%	02/15/31		1,385	1,165,130
3.875%	04/15/30		8,000	7,469,045
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31		1,600	1,368,339
2.650%	11/20/40		1,575	1,154,995
4.016%	12/03/29		1,900	1,843,333

				20,839,336

Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28		670	753,121
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37		715	801,145

SEE NOTES TO FINANCIAL STATEMENTS.

A85

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	100	$103,096

			1,657,362

TOTAL CORPORATE BONDS (cost $406,646,274)			366,760,880

MUNICIPAL BONDS — 0.4%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	240	238,694

California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,325	1,693,471
Taxable, Revenue Bonds
2.574%	04/01/31	1,210	1,107,171
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,270	1,645,757
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	475	609,690
7.625%	03/01/40	215	290,309
7.550%	04/01/39	245	333,045

			5,679,443

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	680	810,234

Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,030	1,233,923
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	3,190	3,218,697

			4,452,620

New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,070	1,420,748

New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,130	1,232,837

Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	455	492,564

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Ohio (cont’d.)
Ohio Water Development Authority Water Pollution Control Loan Fund,
Taxable, Revenue Bonds, BABs, Series B2
4.879%	12/01/34	300	$315,712

			808,276

Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	445	503,888

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	550	614,602

Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	495	424,118

TOTAL MUNICIPAL BONDS (cost $14,470,218)			16,185,460

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.7%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/35	8	8,170
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
2.545%(cc)	02/25/35	119	118,699
Bellemeade Re Ltd. (Bermuda),
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
3.224%(c)	07/25/29	490	488,169
Series 2021-02A, Class M1A, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 1.200%)
2.126%(c)	06/25/31	2,544	2,499,910
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
1.926%(c)	09/25/31	2,100	2,045,451
Series 2021-03A, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
1.926%(c)	09/25/31	1,600	1,579,187
Series 2022-01, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)
2.676%(c)	01/26/32	3,260	3,233,248
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
4.402%(c)	08/29/22	3,181	3,156,046
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
2.624%(cc)	02/25/37	87	83,525
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)
2.826%(c)	12/25/41	1,760	1,585,513
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	754	731,378

SEE NOTES TO FINANCIAL STATEMENTS.

A86

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
3.424%(c)	04/25/29	180	$178,886
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 1.550%)
2.476%(c)	04/25/34	5,460	5,410,446
Fannie Mae REMICS,
Series 2014-73, Class CZ
3.000%	11/25/44	1,526	1,420,944
Series 2021-03, Class JI, IO
2.500%	02/25/51	3,341	450,199
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)
3.526%(c)	11/25/50	2,116	2,103,061
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
5.224%(c)	07/25/50	99	98,533
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
6.874%(c)	09/25/50	225	224,449
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
2.576%(c)	01/25/34	293	282,410
Series 2021-HQA03, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
1.776%(c)	09/25/41	6,840	6,605,047
Series 2022-DNA01, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
1.926%(c)	01/25/42	1,610	1,553,400
Freddie Mac REMICS,
Series 4117, Class ZC
3.000%	10/15/42	2,550	2,405,727
Series 4535, Class PA
3.000%	03/15/44	606	596,515
Series 4680, Class GZ
3.500%	03/15/47	3,565	3,390,387
Series 5023, Class IO, IO
2.000%	10/25/50	964	114,283
Series 5185, Class LI, IO
3.000%	01/25/52	1,881	289,876
Freddie Mac Strips,
Series 365, Class C28, IO
3.000%	12/15/46	946	140,785
Government National Mortgage Assoc.,
Series 2015-124, Class VZ
3.500%	09/20/45	2,532	2,498,847
Series 2019-69, Class KB
3.000%	06/20/49	3,423	3,088,932
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
3.274%(c)	05/25/29	168	167,855

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.250% (Cap N/A, Floor 0.000%)
2.176%(c)	01/25/34	1,232	$1,222,083
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
3.008%(cc)	07/25/35	27	26,536
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A
1.892%	10/25/66	360	348,195
Mello Warehouse Securitization Trust,
Series 2021-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
1.368%(c)	02/25/55	2,400	2,358,410
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60	2,878	2,650,126
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61	490	485,862
Mortgage Repurchase Agreement Financing Trust,
Series 2021-S01, Class A1, 144A, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)
1.700%(c)	09/10/22	6,700	6,699,587
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
2.374%(c)	01/25/48	303	296,975
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
3.174%(c)	07/25/28	136	135,936
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
3.024%(c)	07/25/29	47	47,369
Oaktown Re VII Ltd. (Bermuda),
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
2.526%(c)	04/25/34	1,300	1,266,168
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
5.467%(c)	12/25/22	1,725	1,709,844
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
4.524%(c)	02/27/24	2,754	2,685,242
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	711	702,921
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
2.543%(cc)	02/25/34	57	54,973
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)
2.224%(c)	02/25/57	834	824,993

SEE NOTES TO FINANCIAL STATEMENTS.

A87

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-04, Class A1, 144A
1.750%	10/25/60			845	$775,459

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $71,988,987)					68,840,557

SOVEREIGN BONDS — 0.4%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27			3,350	3,273,769
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30			710	594,132
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24			175	170,013
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28			1,040	991,271
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25			400	391,062
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.375%	07/30/25		EUR	1,500	1,579,785
Sr. Unsec’d. Notes, EMTN
2.150%	07/18/24		EUR	2,100	2,181,326
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23			1,400	1,382,200
3.000%	03/12/24			400	398,463
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.000%	09/22/24			305	304,783
4.500%	04/16/50			475	388,066
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31			453	385,421
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23			1,105	1,108,904
5.103%	04/23/48			915	955,562
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
4.125%	03/11/39		EUR	1,395	1,060,094
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.875%	03/04/23			1,785	1,780,570
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
3.250%	06/01/23			800	801,367
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50	(a)		545	545,940

TOTAL SOVEREIGN BONDS (cost $19,684,281)					18,292,728

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.8%
Federal Home Loan Bank
5.500%	07/15/36	(k)	1,080	$1,298,404
Federal Home Loan Mortgage Corp.
1.500%	11/01/50		1,740	1,446,503
2.000%	01/01/32		454	434,693
2.000%	02/01/36		1,483	1,386,551
2.000%	06/01/40		1,164	1,040,525
2.000%	10/01/40		1,731	1,547,215
2.000%	09/01/50		3,403	2,965,143
2.000%	10/01/50		2,797	2,437,465
2.000%	03/01/51		1,325	1,154,964
2.000%	09/01/51		500	436,123
2.500%	03/01/30		234	229,819
2.500%	10/01/32		490	480,124
2.500%	03/01/51		1,151	1,045,324
2.500%	04/01/51		8,595	7,744,149
2.500%	08/01/51		505	455,241
2.500%	09/01/51		2,858	2,573,807
2.500%	10/01/51		4,364	3,949,744
2.500%	11/01/51		2,500	2,250,939
2.500%	12/01/51		3,504	3,156,063
3.000%	10/01/28		157	156,180
3.000%	06/01/29		432	430,549
3.000%	03/01/32		503	501,832
3.000%	01/01/37		211	206,576
3.000%	01/01/43		452	432,515
3.000%	07/01/43		916	875,762
3.000%	01/01/47		2,272	2,151,412
3.000%	02/01/50		1,885	1,760,257
3.000%	05/01/52		474	441,988
3.000%	06/01/52		8,371	7,805,539
3.000%	07/01/52		2,000	1,864,923
3.500%	03/01/42		216	212,662
3.500%	06/01/42		155	152,388
3.500%	01/01/47		384	376,181
3.500%	02/01/47		558	546,137
3.500%	04/01/52		323	311,314
3.500%	04/01/52		934	900,385
3.500%	04/01/52		1,175	1,131,774
3.500%	04/01/52		2,995	2,890,294
3.500%	05/01/52		1,550	1,492,729
3.500%	07/01/52		1,000	962,885
4.000%	06/01/26		163	165,036
4.000%	09/01/26		91	91,828
4.000%	10/01/39		380	384,918
4.000%	12/01/40		167	168,736
4.000%	10/01/41		149	150,455
4.000%	01/01/42		53	53,575
4.000%	10/01/45		178	179,277
4.000%	04/01/52		1,482	1,479,364
4.500%	09/01/39		122	126,082
4.500%	10/01/39		665	687,409
4.500%	12/01/39		215	222,534
4.500%	07/01/41		74	75,016
4.500%	07/01/41		1,141	1,176,953
4.500%	08/01/41		114	115,179
4.500%	08/01/41		115	115,898
4.500%	08/01/41		181	184,349

SEE NOTES TO FINANCIAL STATEMENTS.

A88

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	10/01/41		98	$99,481
4.500%	10/01/46		112	113,944
4.500%	12/01/47		475	481,954
5.000%	05/01/34		12	12,217
5.000%	05/01/34		117	122,836
5.000%	08/01/35		12	12,526
5.000%	09/01/35		25	26,758
5.000%	10/01/36		19	20,191
5.000%	05/01/37		11	11,802
5.000%	07/01/37		194	205,107
5.000%	09/01/38		27	28,380
5.000%	09/01/38		28	29,968
5.000%	09/01/38		32	34,207
5.000%	02/01/39		11	11,184
5.000%	06/01/39		32	33,641
5.500%	02/01/34		28	29,283
5.500%	04/01/34		270	282,014
5.500%	06/01/34		46	49,698
5.500%	06/01/34		120	129,206
5.500%	05/01/37		26	27,630
5.500%	02/01/38		200	214,666
5.500%	05/01/38		37	39,656
5.500%	07/01/38		178	191,371
6.000%	03/01/32		120	126,474
6.000%	12/01/33		44	46,162
6.000%	07/01/36		3	2,772
6.000%	12/01/36		4	4,887
6.000%	05/01/37		7	7,465
6.000%	12/01/37		13	13,650
6.000%	01/01/38		3	3,247
6.000%	01/01/38		7	7,503
6.000%	01/01/38		115	124,955
6.000%	10/01/38		53	57,423
6.000%	08/01/39		25	27,006
6.750%	03/15/31		500	626,221
7.000%	01/01/31		12	12,259
7.000%	06/01/31		11	11,189
7.000%	09/01/31		2	2,168
7.000%	10/01/31		24	25,609
7.000%	10/01/32		26	26,877
Federal National Mortgage Assoc.
1.500%	02/01/42		493	422,210
1.500%	10/01/50		412	342,767
1.500%	11/01/50		894	743,710
1.500%	12/01/50		4,922	4,095,868
2.000%	08/01/31		672	643,048
2.000%	02/01/41		2,372	2,120,517
2.000%	05/01/41	(k)	5,278	4,718,666
2.000%	08/01/50		1,210	1,055,313
2.000%	10/01/50		12,299	10,748,849
2.000%	02/01/51	(k)	12,733	11,103,492
2.000%	03/01/51		1,717	1,497,892
2.000%	05/01/51		2,463	2,140,284
2.000%	08/01/51		2,055	1,789,367
2.000%	10/01/51		3,071	2,672,726
2.500%	TBA		12,500	11,239,258
2.500%	10/01/43		534	486,701
2.500%	12/01/46		964	874,305

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	03/01/50	729	$659,307
2.500%	08/01/50	3,205	2,890,282
2.500%	12/01/50	333	302,155
2.500%	04/01/51	3,791	3,416,658
2.500%	08/01/51	1,001	901,928
2.500%	08/01/51	1,002	903,690
2.500%	02/01/52	501	453,002
2.500%	03/01/52	1,028	925,553
2.500%	05/01/52	994	898,350
3.000%	TBA	19,500	18,157,852
3.000%	02/01/27	615	613,446
3.000%	08/01/30	467	465,724
3.000%	11/01/36	918	893,603
3.000%	12/01/42	506	483,540
3.000%	12/01/42	719	687,154
3.000%	03/01/43	128	122,799
3.000%	11/01/46	123	116,645
3.000%	01/01/47	990	937,014
3.000%	02/01/47	697	659,772
3.000%	03/01/47	549	518,971
3.000%	11/01/49	549	512,651
3.000%	12/01/49	342	321,322
3.000%	12/01/49	468	436,131
3.000%	01/01/50	500	466,306
3.000%	02/01/50	487	456,829
3.000%	02/01/50	509	474,549
3.000%	02/01/50	5,784	5,403,784
3.000%	03/01/50	402	374,898
3.000%	03/01/52	68	63,035
3.000%	03/01/52	1,976	1,846,986
3.000%	04/01/52	56	51,871
3.000%	04/01/52	987	921,941
3.000%	04/01/52	2,010	1,878,079
3.000%	05/01/52	3,980	3,711,687
3.000%	05/01/52	3,987	3,720,393
3.500%	07/01/31	408	407,978
3.500%	11/01/32	228	228,747
3.500%	02/01/33	462	462,773
3.500%	05/01/33	630	631,001
3.500%	06/01/39	346	340,821
3.500%	01/01/42	2,367	2,326,559
3.500%	05/01/42	1,132	1,112,425
3.500%	07/01/42	429	421,972
3.500%	08/01/42	161	158,650
3.500%	08/01/42	428	420,674
3.500%	09/01/42	453	444,907
3.500%	09/01/42	811	797,069
3.500%	11/01/42	230	225,558
3.500%	03/01/43	1,699	1,669,552
3.500%	04/01/43	258	253,611
3.500%	04/01/43	612	601,419
3.500%	07/01/43	117	115,131
3.500%	06/01/45	2,204	2,155,955
3.500%	07/01/46	294	287,104
3.500%	11/01/46	570	557,422
3.500%	09/01/47	536	523,886
3.500%	01/01/48	5,362	5,240,724
3.500%	05/01/48	488	476,918

SEE NOTES TO FINANCIAL STATEMENTS.

A89

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	06/01/48	2,551	$2,494,337
3.500%	05/01/52	500	481,442
3.500%	06/01/52	996	959,136
4.000%	TBA	4,000	3,936,953
4.000%	12/01/36	454	461,625
4.000%	10/01/41	1,408	1,423,756
4.000%	07/01/44	518	521,752
4.000%	09/01/44	828	833,393
4.000%	10/01/46	414	414,090
4.000%	06/01/47	369	369,606
4.000%	09/01/47	137	137,769
4.000%	11/01/47	460	462,075
4.000%	11/01/47	573	574,589
4.000%	12/01/47	1,890	1,897,753
4.000%	03/01/49	3,866	3,869,710
4.500%	07/01/33	24	24,347
4.500%	08/01/33	8	8,047
4.500%	09/01/33	23	23,283
4.500%	10/01/33	60	61,736
4.500%	03/01/34	18	18,035
4.500%	01/01/35	1	1,099
4.500%	07/01/39	431	444,144
4.500%	08/01/39	299	307,599
4.500%	09/01/39	179	184,403
4.500%	12/01/39	2	2,418
4.500%	03/01/41	708	730,510
4.500%	07/01/42	64	66,466
5.000%	03/01/34	123	129,138
5.000%	04/01/35	290	304,385
5.000%	06/01/35	69	72,838
5.000%	07/01/35	67	70,612
5.000%	07/01/35	69	72,373
5.000%	09/01/35	49	51,978
5.000%	11/01/35	63	65,919
5.000%	02/01/36	38	40,293
5.500%	02/01/33	50	53,272
5.500%	08/01/33	127	134,191
5.500%	10/01/33	31	33,152
5.500%	12/01/33	30	32,575
5.500%	12/01/34	77	82,675
5.500%	10/01/35	187	194,965
5.500%	03/01/36	45	46,764
5.500%	04/01/36	47	48,546
5.500%	01/01/37	38	40,897
5.500%	04/01/37	19	20,044
5.500%	05/01/37	115	124,007
5.500%	08/01/37	142	151,994
6.000%	10/01/33	154	164,217
6.000%	11/01/33	13	13,560
6.000%	11/01/33	20	20,542
6.000%	01/01/34	162	175,402
6.000%	02/01/34	58	62,517
6.000%	03/01/34	1	1,320
6.000%	03/01/34	10	10,097
6.000%	03/01/34	12	12,596
6.000%	11/01/34	16	16,990
6.000%	01/01/35	27	28,600
6.000%	01/01/35	71	74,374

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	02/01/35		2	$1,982
6.000%	02/01/35		96	100,697
6.000%	02/01/35		110	118,205
6.000%	04/01/35		10	10,398
6.000%	05/01/36		17	18,608
6.000%	06/01/36		13	13,261
6.000%	02/01/37		39	43,223
6.000%	06/01/37		16	17,192
6.000%	05/01/38		98	107,007
6.500%	09/01/32		1	934
6.500%	09/01/32		12	12,075
6.500%	09/01/32		23	24,572
6.500%	09/01/32		28	28,992
6.500%	10/01/32		28	29,853
6.500%	04/01/33		30	32,166
6.500%	11/01/33		19	20,013
6.500%	01/01/34		19	20,618
6.500%	09/01/34		35	36,621
6.500%	09/01/36		91	99,389
6.500%	10/01/36		16	17,069
6.500%	11/01/36		33	35,117
6.500%	01/01/37		36	37,815
6.500%	01/01/37		56	58,635
6.500%	09/01/37		11	11,541
6.625%	11/15/30		1,080	1,334,909
7.000%	02/01/32		10	10,237
7.000%	05/01/32		10	10,744
7.000%	06/01/32		7	7,180
7.000%	07/01/32		34	36,677
7.125%	01/15/30	(k)	3,600	4,518,257
Government National Mortgage Assoc.
2.000%	TBA		4,000	3,551,563
2.000%	03/20/51		1,660	1,477,084
2.000%	07/20/51		502	447,993
2.000%	10/20/51		1,025	911,812
2.500%	TBA		2,500	2,287,500
2.500%	03/20/43		386	354,319
2.500%	12/20/46		359	329,668
2.500%	05/20/51		1,696	1,559,123
2.500%	08/20/51		1,107	1,015,487
2.500%	11/20/51		480	440,871
3.000%	TBA		1,500	1,413,867
3.000%	03/15/45		340	322,792
3.000%	11/20/45		444	425,771
3.000%	03/20/46		2,648	2,540,101
3.000%	07/20/46		1,723	1,653,157
3.000%	10/20/46		573	549,349
3.000%	02/20/47		865	829,609
3.000%	12/20/49		171	162,259
3.000%	01/20/50		1,513	1,432,603
3.000%	06/20/51		396	374,731
3.000%	10/20/51		1,512	1,428,975
3.000%	11/20/51		985	931,242
3.000%	12/20/51		534	504,203
3.000%	04/20/52		998	942,513
3.000%	05/20/52		1,495	1,411,485
3.500%	12/20/42		874	867,595
3.500%	05/20/43		177	175,921

SEE NOTES TO FINANCIAL STATEMENTS.

A90

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	03/20/45	550		$544,131
3.500%	04/20/45	737		729,851
3.500%	07/20/46	2,548		2,511,780
3.500%	06/20/49	3,350		3,276,785
4.000%	06/15/40	66		67,190
4.000%	05/20/41	134		136,672
4.000%	12/20/42	327		332,050
4.000%	08/20/44	121		121,565
4.000%	11/20/45	577		582,409
4.000%	12/20/45	631		637,526
4.000%	11/20/46	135		135,828
4.000%	09/20/47	1,776		1,789,567
4.000%	02/20/49	1,021		1,026,988
4.000%	01/20/50	1,000		1,005,462
4.500%	04/15/40	237		246,922
4.500%	01/20/41	611		643,693
4.500%	02/20/41	365		384,723
4.500%	06/20/44	393		414,373
4.500%	09/20/46	213		217,999
4.500%	11/20/46	366		385,579
4.500%	03/20/47	306		317,203
4.500%	05/20/48	308		314,579
4.500%	06/20/48	405		413,904
4.500%	08/20/48	1,345		1,368,444
5.000%	10/20/37	79		83,918
5.000%	04/20/45	395		419,950
5.500%	11/15/32	33		34,545
5.500%	02/15/33	26		28,865
5.500%	08/15/33	47		49,697
5.500%	08/15/33	65		67,913
5.500%	09/15/33	36		37,600
5.500%	09/15/33	58		61,134
5.500%	10/15/33	46		49,198
5.500%	12/15/33	5		5,134
5.500%	04/15/34	162		175,920
5.500%	07/15/35	32		34,457
5.500%	02/15/36	86		92,975
6.000%	02/15/33	2		1,675
6.000%	04/15/33	12		12,984
6.000%	09/15/33	9		10,069
6.000%	12/15/33	23		24,734
6.000%	12/15/33	66		70,108
6.000%	01/15/34	11		12,445
6.000%	01/15/34	22		23,065
6.000%	06/20/34	42		45,718
6.000%	07/15/34	92		101,117
6.000%	10/15/34	109		115,951
6.500%	10/15/23	—(r	)	174
6.500%	12/15/23	1		580
6.500%	01/15/24	—(r	)	331
6.500%	01/15/24	1		970
6.500%	01/15/24	2		2,071
6.500%	01/15/24	3		2,986
6.500%	01/15/24	11		11,474
6.500%	02/15/24	—(r	)	71
6.500%	02/15/24	—(r	)	96
6.500%	02/15/24	—(r	)	483
6.500%	02/15/24	1		671

Interest Rate	Maturity Date		Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.500%	02/15/24		1		$790
6.500%	02/15/24		2		2,430
6.500%	02/15/24		3		3,040
6.500%	02/15/24		3		3,103
6.500%	02/15/24		11		11,596
6.500%	04/15/24		—(r	)	134
6.500%	04/15/24		—(r	)	417
6.500%	04/15/24		1		772
6.500%	04/15/24		3		3,155
6.500%	05/15/24		3		2,695
6.500%	05/15/24		5		5,190
6.500%	10/15/24		3		3,516
6.500%	12/15/30		5		5,120
6.500%	01/15/32		14		14,832
6.500%	02/15/32		10		10,248
6.500%	07/15/32		20		21,044
6.500%	08/15/32		3		3,581
6.500%	08/15/32		7		7,300
6.500%	08/15/32		23		24,498
6.500%	08/15/32		115		123,412
6.500%	06/15/35		20		21,672
6.500%	07/15/35		6		6,558
8.000%	01/15/24		2		2,190
8.000%	04/15/25		1		1,147
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31		625		527,564

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $296,239,390)					280,757,802

U.S. TREASURY OBLIGATIONS — 1.2%
U.S. Treasury Bonds
1.750%	08/15/41		9,990		7,597,083
2.000%	11/15/41	(h)	18,640		14,801,325
2.250%	05/15/41		2,145		1,789,064
2.375%	02/15/42		11,610		9,843,103
2.500%	05/15/46		8,190		6,941,025
U.S. Treasury Notes
3.125%	11/15/28	(k)	100		100,195
U.S. Treasury Strips Coupon
2.000%(s)	08/15/39		3,780		2,146,627
2.228%(s)	05/15/28		718		599,474
2.365%(s)	08/15/44		3,095		1,396,981
2.395%(s)	11/15/43		1,156		536,276
2.628%(s)	11/15/41		9,150		4,590,726

TOTAL U.S. TREASURY OBLIGATIONS (cost $60,354,518)					50,341,879

TOTAL LONG-TERM INVESTMENTS (cost $3,398,844,021)					3,721,457,633

			Shares

SHORT-TERM INVESTMENTS — 12.6%

AFFILIATED MUTUAL FUNDS — 12.6%
PGIM Core Ultra Short Bond Fund(wa) 432,051,922					432,051,922

SEE NOTES TO FINANCIAL STATEMENTS.

A91

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

		Shares	Value

AFFILIATED MUTUAL FUNDS (continued)
PGIM Institutional Money Market Fund (cost $86,200,720; includes $86,131,134 of cash collateral for securities on loan)(b)(wa)		86,343,851	$86,266,142

TOTAL AFFILIATED MUTUAL FUNDS (cost $518,252,642)			518,318,064

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.0%
U.S. Treasury Bills
1.426%	09/15/22	160	159,464

(cost $159,521)

OPTIONS PURCHASED*~ — 0.0%
(cost $124,982)			343,756

TOTAL SHORT-TERM INVESTMENTS (cost $518,537,145)			518,821,284

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—102.9% (cost $3,917,381,166)			4,240,278,917

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $119,642)			(100,695)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—102.9% (cost $3,917,261,524)			4,240,178,222
Liabilities in excess of other assets(z) — (2.9)%			(121,472,285)

NET ASSETS — 100.0%			$4,118,705,937

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,415,898 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $82,871,768; cash collateral of $86,131,134 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	4,800	$—
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	5,020	—
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	4,800	—
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	5,020	—

SEE NOTES TO FINANCIAL STATEMENTS.

A92

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	5,020	$3
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,100	2
CDX.NA.IG.38.V1, 06/20/27	Call	JP Morgan Chase Bank, N.A.	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,090	2
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.70%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	5,020	72,190
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	07/20/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	5,020	60,853
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	4,800	52,785
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	4,800	52,785
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	5,020	58,611
CDX.NA.IG.38.V1, 06/20/27	Put	JP Morgan Chase Bank, N.A.	08/17/22	0.88%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,090	24,387
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	08/17/22	0.90%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,100	22,138

Total Options Purchased (cost $124,982)								$343,756

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.63%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	5,020	$(30)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	07/20/22	0.65%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	5,020	(63)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	4,800	(125)
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	4,800	(125)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	0.70%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	5,020	(593)
CDX.NA.IG.38.V1, 06/20/27	Call	JP Morgan Chase Bank, N.A.	08/17/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,090	(446)
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	08/17/22	0.80%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,100	(674)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	5,020	(20,742)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	07/20/22	0.98%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	5,020	(17,515)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	4,800	(10,018)
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	4,800	(10,018)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	1.03%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	5,020	(22,019)

SEE NOTES TO FINANCIAL STATEMENTS.

A93

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Put	JP Morgan Chase Bank, N.A.	08/17/22	1.13%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,090	$(9,263)
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	08/17/22	1.15%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,100	(8,469)
GS_21-PJ2A^	Put	Goldman Sachs International	11/15/24	0.50%	0.50%(M)	GS_21-PJ2A(M)	7,000	(211)
GS_21-PJA^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	13,500	(384)

Total Options Written (premiums received $119,642)								$(100,695)

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
322	2 Year U.S. Treasury Notes	Sep. 2022	$67,625,032	$(261,510)
129	5 Year U.S. Treasury Notes	Sep. 2022	14,480,250	(69,058)
617	10 Year U.S. Treasury Notes	Sep. 2022	73,133,781	(198,493)
464	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	71,615,500	(901,063)
7	Mini MSCI EAFE Index	Sep. 2022	649,810	(2,805)
6	S&P 500 E-Mini Index	Sep. 2022	1,136,850	(33,327)

				(1,466,256)

Short Positions:
14	5 Year Euro-Bobl	Sep. 2022	1,822,029	16,514
30	10 Year Euro-Bund	Sep. 2022	4,677,420	103,904
28	10 Year U.S. Ultra Treasury Notes	Sep. 2022	3,566,500	28,166
374	20 Year U.S. Treasury Bonds	Sep. 2022	51,845,750	453,691
18	Euro Schatz Index	Sep. 2022	2,058,813	4,485

				606,760

				$(859,496)

Forward foreign currency exchange contracts outstanding at June 30, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 07/19/22	Morgan Stanley & Co. International PLC	CAD	353	$272,299	$273,996	$1,697	$—
Euro,
Expiring 07/05/22	The Toronto-Dominion Bank	EUR	21,213	22,348,556	22,236,747	—	(111,809)

				$22,620,855	$22,510,743	1,697	(111,809)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 07/19/22	Citibank, N.A.	CAD	4,639	$3,674,879	$3,604,068	$ 70,811	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A94

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 07/05/22	Morgan Stanley & Co. International PLC	EUR	21,213	$22,819,838	$22,236,747	$583,091	$—
Expiring 08/02/22	The Toronto-Dominion Bank	EUR	21,213	22,389,136	22,278,554	110,582	—

				$48,883,853	$48,119,369	764,484	—

						$766,181	$(111,809)

Credit default swap agreements outstanding at June 30, 2022:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJ2A	07/14/22	0.500%(M)	3,809	0.500%	$3,174	$(368)	$3,542	Goldman Sachs International
GS_21-PJA	07/14/22	0.250%(M)	7,347	*	3,060	(355)	3,415	Goldman Sachs International

					$6,234	$(723)	$6,957

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	29,380	$(358,093)	$337	$358,430

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold

SEE NOTES TO FINANCIAL STATEMENTS.

A95

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at June 30, 2022:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
U.S. Treasury Bond(T)	1 Day USOIS +2bps(T)	Bank of America, N.A.	08/10/22	27,440	$(83,169)	$—	$(83,169)
U.S. Treasury Bond(T)	1 Day USOIS +1bps(T)	JP Morgan Chase Bank, N.A.	08/22/22	18,765	(184,388)	—	(184,388)

					$(267,557)	$—	$(267,557)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$(723)	$6,957	$(267,557)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$4,783,617
Goldman Sachs & Co. LLC	—	159,464

Total	$—	$4,943,081

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks	$2,412,647,290	$40,282,597	$—
Exchange-Traded Fund	167,973	—	—
Preferred Stocks	589,600	147,720	—
Asset-Backed Securities
Automobiles	—	75,973,836	—
Collateralized Loan Obligations	—	144,894,759	—
Consumer Loans	—	10,722,293	—

SEE NOTES TO FINANCIAL STATEMENTS.

A96

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Asset-Backed Securities (continued)
Equipment	$—	$8,245,545	$—
Other	—	4,352,541	—
Residential Mortgage-Backed Securities	—	109,292	1,410,259
Student Loans	—	13,149,032	—
Commercial Mortgage-Backed Securities	—	207,585,590	—
Corporate Bonds	—	366,760,880	—
Municipal Bonds	—	16,185,460	—
Residential Mortgage-Backed Securities	—	68,840,557	—
Sovereign Bonds	—	18,292,728	—
U.S. Government Agency Obligations	—	280,757,802	—
U.S. Treasury Obligations	—	50,341,879	—
Short-Term Investments
Affiliated Mutual Funds	518,318,064	—	—
U.S. Treasury Obligation	—	159,464	—
Options Purchased	—	343,756	—

Total	$2,931,722,927	$1,307,145,731	$1,410,259

Liabilities
Options Written	$—	$(100,100)	$(595)

Other Financial Instruments*
Assets
Futures Contracts	$606,760	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	766,181	—
Centrally Cleared Credit Default Swap Agreement	—	358,430	—
OTC Credit Default Swap Agreements	—	—	6,234

Total	$606,760	$1,124,611	$6,234

Liabilities
Futures Contracts	$(1,466,256)	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	(111,809)	—
OTC Total Return Swap Agreements	—	(267,557)	—

Total	$(1,466,256)	$(379,366)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Affiliated Mutual Funds (2.1% represents investments purchased with collateral from securities on loan)	12.6%
U.S. Government Agency Obligations	6.8
Software	5.5
Banks	5.1
Commercial Mortgage-Backed Securities	5.0
Technology Hardware, Storage & Peripherals	3.9
Pharmaceuticals	3.6
Collateralized Loan Obligations	3.5
Automobiles	3.3
Interactive Media & Services	3.2
Semiconductors & Semiconductor Equipment	3.1
IT Services	2.6
Oil, Gas & Consumable Fuels	2.5

Health Care Providers & Services	2.2%
Internet & Direct Marketing Retail	1.7
Residential Mortgage-Backed Securities	1.7
Capital Markets	1.6
Equity Real Estate Investment Trusts (REITs)	1.6
Health Care Equipment & Supplies	1.5
Biotechnology	1.5
Insurance	1.3
Aerospace & Defense	1.3
Beverages	1.3
U.S. Treasury Obligations	1.2
Specialty Retail	1.2
Chemicals	1.1
Life Sciences Tools & Services	1.1

SEE NOTES TO FINANCIAL STATEMENTS.

A97

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification (continued):

Diversified Financial Services	1.1%
Electric Utilities	1.1
Hotels, Restaurants & Leisure	1.0
Food & Staples Retailing	1.0
Household Products	1.0
Food Products	0.8
Machinery	0.8
Electric	0.8
Entertainment	0.8
Media	0.7
Diversified Telecommunication Services	0.6
Pipelines	0.6
Telecommunications	0.5
Road & Rail	0.5
Electronic Equipment, Instruments & Components	0.5
Multi-Utilities	0.5
Sovereign Bonds	0.4
Communications Equipment	0.4
Industrial Conglomerates	0.4
Municipal Bonds	0.4
Auto Manufacturers	0.4
Consumer Finance	0.4
Airlines	0.4
Tobacco	0.3
Oil & Gas	0.3
Electrical Equipment	0.3
Textiles, Apparel & Luxury Goods	0.3
Student Loans	0.3
Air Freight & Logistics	0.3
Real Estate Investment Trusts (REITs)	0.3
Containers & Packaging	0.3
Consumer Loans	0.3
Household Durables	0.2
Trading Companies & Distributors	0.2
Building Products	0.2
Professional Services	0.2
Metals & Mining	0.2
Equipment	0.2
Energy Equipment & Services	0.2
Construction Materials	0.2
Multiline Retail	0.2
Retail	0.2

Commercial Services & Supplies	0.2%
Independent Power & Renewable Electricity Producers	0.2
Distributors	0.2
Wireless Telecommunication Services	0.2
Commercial Services	0.1
Water Utilities	0.1
Real Estate Management & Development	0.1
Packaging & Containers	0.1
Agriculture	0.1
Foods	0.1
Other	0.1
Semiconductors	0.1
Healthcare-Services	0.1
Gas	0.1
Mining	0.1
Office/Business Equipment	0.1
Healthcare-Products	0.1
Home Builders	0.0	*
Housewares	0.0	*
Transportation	0.0	*
Engineering & Construction	0.0	*
Building Materials	0.0	*
Miscellaneous Manufacturing	0.0	*
Personal Products	0.0	*
Marine	0.0	*
Multi-National	0.0	*
Apparel	0.0	*
Auto Components	0.0	*
Construction & Engineering	0.0	*
Options Purchased	0.0	*
Exchange-Traded Fund	0.0	*
Leisure Products	0.0	*
Gas Utilities	0.0	*
Paper & Forest Products	0.0	*

	102.9
Options Written	(0.0	)*
Liabilities in excess of other assets	(2.9)

	100.0%

* Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$358,430	*	—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A98

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Premiums received for OTC swap agreements	$723
Credit contracts	Unaffiliated investments	343,756		Options written outstanding, at value	100,695
Credit contracts	Unrealized appreciation on OTC swap agreements	6,957		—	—
Equity contracts	—	—		Due from/to broker-variation margin futures	36,132	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	766,181		Unrealized depreciation on OTC forward foreign currency exchange contracts	111,809
Interest rate contracts	Due from/to broker-variation margin futures	606,760	*	Due from/to broker-variation margin futures	1,430,124	*
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	267,557

		$2,082,084			$1,947,040

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$(204,689)	$190,679	$—	$—	$284,161
Equity contracts	—	—	(374,234)	—	—
Foreign exchange contracts	—	—	—	1,342,904	—
Interest rate contracts	—	—	(25,355,801)	—	(10,753,236)

Total	$(204,689)	$190,679	$(25,730,035)	$1,342,904	$(10,469,075)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$266,258	$43,214	$—	$—	$358,182
Equity contracts	—	—	(68,960)	—	—
Foreign exchange contracts	—	—	—	849,610	—
Interest rate contracts	—	—	(2,725,592)	—	2,713,770

Total	$266,258	$43,214	$(2,794,552)	$849,610	$3,071,952

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$122,113
Options Written (2)	101,653,333

SEE NOTES TO FINANCIAL STATEMENTS.

A99

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (2)	$254,684,716
Futures Contracts - Short Positions (2)	48,883,563
Forward Foreign Currency Exchange Contracts - Purchased (3)	15,868,367
Forward Foreign Currency Exchange Contracts - Sold (3)	43,952,909
Credit Default Swap Agreements - Buy Protection (2)	17,576,667
Credit Default Swap Agreements - Sell Protection (2)	16,195,633
Total Return Swap Agreements (2)	37,058,333
Inflation Swap Agreements (2)	13,738,333

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:
Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$82,871,768	$(82,871,768)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$—	$(83,169)	$(83,169)	$83,169	$—
Barclays Bank PLC	183,589	(53,527)	130,062	—	130,062
Citibank, N.A.	123,596	(10,143)	113,453	—	113,453
Deutsche Bank AG	22,140	(9,143)	12,997	—	12,997
Goldman Sachs International	6,957	(1,318)	5,639	—	5,639
JP Morgan Chase Bank, N.A.	24,389	(194,097)	(169,708)	169,708	—
Morgan Stanley & Co. International PLC	645,641	(17,578)	628,063	(580,000)	48,063
The Toronto-Dominion Bank	110,582	(111,809)	(1,227)	—	(1,227)

	$1,116,894	$(480,784)	$636,110	$(327,123)	$308,987

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A100

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value, including securities on loan of $82,871,768:
Unaffiliated investments (cost $3,399,128,524)	$3,721,960,853
Affiliated investments (cost $518,252,642)	518,318,064
Foreign currency, at value (cost $310,193)	310,597
Cash	37,161
Receivable for investments sold	35,572,489
Dividends and interest receivable	8,639,638
Due from broker-variation margin futures	1,238,706
Unrealized appreciation on OTC forward foreign currency exchange contracts	766,181
Tax reclaim receivable	488,224
Receivable for Portfolio shares sold	69,303
Unrealized appreciation on OTC swap agreements	6,957
Due from broker-variation margin swaps	5,685
Receivable from affiliate	3,467
Prepaid expenses and other assets	530,135

Total Assets	4,287,947,460

LIABILITIES
Payable to broker for collateral for securities on loan	86,131,134
Payable for investments purchased	78,217,562
Management fee payable	2,074,997
Payable for Portfolio shares purchased	1,939,313
Accrued expenses and other liabilities	273,319
Unrealized depreciation on OTC swap agreements	267,557
Unrealized depreciation on OTC forward foreign currency exchange contracts	111,809
Payable to affiliate	107,829
Options written outstanding, at value (premiums received $119,642)	100,695
Due to broker-variation margin futures	12,780
Trustees’ fees payable	2,201
Affiliated transfer agent fee payable	980
Premiums received for OTC swap agreements	723
Distribution fee payable	624

Total Liabilities	169,241,523

NET ASSETS	$4,118,705,937

Net assets were comprised of:
Partners’ Equity	$4,118,705,937

Class I:
Net asset value and redemption price per share, $4,115,543,552 / 109,193,503 outstanding shares of beneficial interest	$37.69

Class III:
Net asset value and redemption price per share, $3,162,385 / 84,153 outstanding shares of beneficial interest	$37.58

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $136,610 foreign withholding tax, of which $16,140 is reimbursable by an affiliate)	$22,172,075
Interest income	17,956,446
Affiliated dividend income	1,121,385
Income from securities lending, net (including affiliated income of $19,996)	21,798

Total income	41,271,704

EXPENSES
Management fee	13,572,357
Distribution fee—Class III	3,326
Custodian and accounting fees	179,974
Shareholders’ reports	63,754
Trustees’ fees	39,911
Audit fee	23,307
Legal fees and expenses	20,682
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	52,297

Total expenses	13,960,905

NET INVESTMENT INCOME (LOSS)	27,310,799

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(8,518))	68,771,497
Futures transactions	(25,730,035)
Forward currency contract transactions	1,342,904
Options written transactions	190,679
Swap agreements transactions	(10,469,075)
Foreign currency transactions	(108,790)

33,997,180

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(2,413))	(777,013,813)
Futures	(2,794,552)
Forward currency contracts	849,610
Options written	43,214
Swap agreements	3,071,952
Foreign currencies	(39,555)

(775,883,144)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(741,885,964)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(714,575,165)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$27,310,799	$56,460,238
Net realized gain (loss) on investment and foreign currency transactions	33,997,180	523,923,693
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(775,883,144)	177,114,878

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(714,575,165)	757,498,809

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	3,468,792	10,264,950
Portfolio shares purchased	(139,959,561)	(277,076,354)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(136,490,769)	(266,811,404)

TOTAL INCREASE (DECREASE)	(851,065,934)	490,687,405
NET ASSETS:
Beginning of period	4,969,771,871	4,479,084,466

End of period	$4,118,705,937	$4,969,771,871

SEE NOTES TO FINANCIAL STATEMENTS.

A101

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2022		2021	2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$44.14		$37.61	$34.32	$28.63		$29.88		$25.99

Income (Loss) From Investment Operations:
Net investment income (loss)	0.25		0.49	0.56	0.61		0.53		0.45
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(6.70)		6.04	2.73	5.08		(1.78)		3.44

Total from investment operations	(6.45)		6.53	3.29	5.69		(1.25)		3.89

Capital Contributions	—		—	—	—	(b)(c)	—	(b)(c)	—

Net Asset Value, end of period	$37.69		$44.14	$37.61	$34.32		$28.63		$29.88

Total Return(d)	(14.61)%		17.36%	9.59%	19.87	%(e)	(4.18	)%(e)	14.97%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,116		$4,968	$4,479	$4,328		$3,834		$4,230
Average net assets (in millions)	$4,559		$4,766	$4,171	$4,127		$4,157		$4,043
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.62	%(g)	0.61%	0.62%	0.63%		0.63%		0.62%
Expenses before waivers and/or expense reimbursement	0.62	%(g)	0.61%	0.62%	0.63%		0.63%		0.62%
Net investment income (loss)	1.21	%(g)	1.18%	1.64%	1.92%		1.75%		1.62%
Portfolio turnover rate(h)(i)	57%		119%	120%	125%		139%		175%

Class III
	Six Months Ended June 30, 2022		April 26, 2021(j) through December 31, 2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$44.06		$40.73

Income (Loss) From Investment Operations:
Net investment income (loss)	0.20		0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(6.68)		3.07

Total from investment operations	(6.48)		3.33

Net Asset Value, end of period	$37.58		$44.06

Total Return(d)	(14.71)%		8.18%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3		$2
Average net assets (in millions)	$3		$1
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.87	%(g)	0.86	%(k)
Expenses before waivers and/or expense reimbursement	0.87	%(g)	0.86	%(k)
Net investment income (loss)	0.98	%(g)	0.86	%(k)
Portfolio turnover rate(h)(i)	57%		119%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(j)	Commencement of offering.
(k)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A102

PSF PGIM GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 97.4%
ASSET-BACKED SECURITIES — 10.6%
Collateralized Loan Obligations
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
2.453%(c)	04/20/32	1,000	$982,635
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.144%(c)	10/17/32	500	486,850
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.263%(c)	07/20/34	3,000	2,899,036
Battalion CLO Ltd.,
Series 2020-15A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
2.394%(c)	01/17/33	2,500	2,440,100
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.263%(c)	10/20/34	500	480,783
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.536%(c)	10/30/30	3,709	3,710,703
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.246%(c)	06/20/34	3,250	3,140,078
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.419%(c)	10/29/34	500	481,009
Trimaran Cavu Ltd.,
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)
2.523%(c)	07/20/32	2,500	2,460,061
Venture CLO Ltd. (Cayman Islands),
Series 2021-43A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
2.284%(c)	04/15/34	2,250	2,167,738
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1R, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
2.123%(c)	10/20/29	1,105	1,091,458
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
2.254%(c)	10/15/34	500	481,268

TOTAL ASSET-BACKED SECURITIES (cost $21,175,103)			20,821,719

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.2%
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	3,000	2,713,050

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CD Mortgage Trust,
Series 2019-CD08, Class A3
2.657%	08/15/57	4,000	$3,546,933
Fannie Mae-Aces,
Series 2022-M03, Class A2
1.764%(cc)	11/25/31	4,000	3,394,590
FHLMC Multifamily Structured Pass-Through Certificates,
Series K025, Class X1, IO
0.877%(cc)	10/25/22	21,783	27,575
Series K151, Class A3
3.511%	04/25/30	400	399,139
Series K152, Class A2
3.080%	01/25/31	140	135,261

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $11,267,603)			10,216,548

CORPORATE BOND — 0.4%
Diversified Financial Services
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series PP
1.400%	07/15/28	885	780,266

(cost $883,114)

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Government National Mortgage Assoc.,
Series 2015-143, Class WA
4.000%	10/20/45	204	206,812
Merrill Lynch Mortgage Investors Trust,
Series 2003-E, Class A1, 1 Month LIBOR + 0.620% (Cap 11.750%, Floor 0.620%)
2.244%(c)	10/25/28	7	6,760
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
2.543%(cc)	02/25/34	33	31,609

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $253,650)			245,181

U.S. GOVERNMENT AGENCY OBLIGATIONS — 46.4%
Federal Farm Credit Bank
5.480%	06/27/42	500	499,683
Federal Home Loan Bank
3.250%	11/16/28	1,025	1,029,188
5.500%	07/15/36	1,000	1,202,226
Federal Home Loan Mortgage Corp.
1.500%	11/01/50	445	369,582
2.000%	01/01/32	133	127,345
2.000%	12/01/50	1,850	1,612,754
2.000%	05/01/51	490	426,024
2.000%	02/01/52	489	425,013
2.000%	05/01/52	995	864,628
2.500%	03/01/30	234	229,819
2.500%	11/01/46	269	243,416
2.500%	04/01/51	2,726	2,455,820
3.000%	06/01/29	173	172,219
3.000%	01/01/37	292	286,256
3.000%	06/01/45	154	146,832

SEE NOTES TO FINANCIAL STATEMENTS.

A103

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	01/01/48	228	$214,941
3.000%	10/01/49	79	73,763
3.000%	04/01/52	498	465,599
3.000%	05/01/52	780	727,766
3.000%	06/01/52	1,993	1,858,514
3.500%	12/01/32	264	264,676
3.500%	07/01/42	259	254,494
3.500%	10/01/42	483	474,740
3.500%	08/01/43	488	479,848
3.500%	09/01/45	169	165,674
3.500%	10/01/45	147	144,140
3.500%	02/01/47	192	188,162
3.500%	07/01/47	299	293,591
3.500%	03/01/48	407	398,531
4.000%	06/01/26	14	14,216
4.000%	09/01/26	60	61,219
4.000%	09/01/40	130	131,654
4.000%	12/01/40	146	147,382
4.000%	12/01/40	167	168,736
4.000%	11/01/43	323	327,004
4.000%	09/01/48	7	6,957
4.500%	09/01/39	549	567,369
4.500%	08/01/48	152	154,057
5.000%	06/01/33	153	160,755
5.000%	05/01/34	81	84,771
5.500%	05/01/37	26	27,630
5.500%	02/01/38	86	92,000
5.500%	05/01/38	37	39,656
6.000%	09/01/34	42	44,436
6.000%	01/01/37	46	50,057
6.000%	09/01/38	26	28,567
6.000%	08/01/39	35	38,773
6.250%	07/15/32	2,500	3,102,979
6.500%	09/01/32	12	12,362
Federal Home Loan Mortgage Corp., MTN
1.899%(s)	11/15/38	600	322,510
Federal National Mortgage Assoc.
0.875%	08/05/30	500	413,650
1.500%	11/01/50	1,370	1,139,919
1.500%	12/01/50	871	724,942
2.000%	08/01/31	134	128,610
2.000%	05/01/36	839	784,037
2.000%	06/01/40	344	307,887
2.000%	07/01/40	366	326,939
2.000%	02/01/41	1,664	1,488,029
2.000%	05/01/41	1,988	1,777,119
2.000%	09/01/50	1,430	1,246,840
2.000%	10/01/50	1,619	1,414,558
2.000%	12/01/50	411	358,051
2.000%	02/01/51	3,659	3,191,124
2.000%	05/01/51	483	419,820
2.500%	06/01/28	770	759,056
2.500%	05/01/41	1,044	961,251
2.500%	02/01/43	101	92,074
2.500%	12/01/46	350	317,929
2.500%	01/01/50	716	647,615
2.500%	03/01/50	215	194,778
2.500%	05/01/50	948	855,839

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	08/01/50	2,195	$1,979,556
2.500%	09/01/50	1,697	1,543,451
2.500%	10/01/50	2,483	2,239,926
2.500%	04/01/51	1,156	1,049,720
2.500%	04/01/51	1,668	1,503,437
2.500%	11/01/51	1,006	906,204
2.500%	04/01/52	995	895,584
2.500%	05/01/52	994	898,350
3.000%	02/01/31	312	310,386
3.000%	11/01/36	230	223,401
3.000%	03/01/43	380	363,309
3.000%	07/01/43	475	453,663
3.000%	07/01/43	638	609,024
3.000%	09/01/46	321	304,118
3.000%	11/01/46	149	140,584
3.000%	11/01/46	196	185,888
3.000%	11/01/46	830	785,439
3.000%	12/01/47	445	425,315
3.000%	02/01/50	185	173,198
3.000%	06/01/50	320	298,758
3.000%	11/01/51	987	920,799
3.000%	04/01/52	496	462,488
3.000%	04/01/52	498	464,991
3.000%	04/01/52	710	662,983
3.000%	04/01/52	987	921,525
3.000%	04/01/52	994	927,430
3.000%	04/01/52	998	936,206
3.000%	05/01/52	1,995	1,862,082
3.500%	07/01/31	408	407,978
3.500%	02/01/33	67	66,880
3.500%	06/01/39	139	136,329
3.500%	04/01/42	228	223,717
3.500%	06/01/42	344	338,139
3.500%	07/01/42	182	179,125
3.500%	07/01/42	429	421,972
3.500%	06/01/45	580	567,252
3.500%	07/01/46	187	182,703
3.500%	12/01/46	171	166,919
3.500%	12/01/46	427	419,768
3.500%	11/01/48	308	301,579
4.000%	TBA	500	492,119
4.000%	09/01/40	559	565,156
4.000%	06/01/42	320	323,069
4.000%	09/01/44	207	208,348
4.000%	09/01/44	394	397,186
4.000%	04/01/45	196	197,038
4.000%	07/01/45	137	137,615
4.000%	10/01/45	226	226,964
4.000%	10/01/46	72	72,928
4.000%	02/01/47	66	66,479
4.000%	06/01/47	118	118,274
4.000%	07/01/47	122	122,361
4.000%	10/01/47	387	387,998
4.000%	11/01/47	98	98,290
4.000%	11/01/47	132	132,652
4.500%	05/01/40	473	481,575
4.500%	04/01/42	328	338,636
5.000%	12/01/31	22	22,325

SEE NOTES TO FINANCIAL STATEMENTS.

A104

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	03/01/34	164		$172,185
5.000%	06/01/35	69		72,838
5.000%	07/01/35	34		36,187
5.000%	05/01/36	46		48,206
5.500%	02/01/34	104		111,679
5.500%	09/01/34	117		123,808
5.500%	02/01/35	146		154,085
5.500%	06/01/35	31		32,677
5.500%	06/01/35	65		67,765
5.500%	09/01/35	32		32,837
5.500%	09/01/35	67		69,507
5.500%	10/01/35	109		114,210
5.500%	11/01/35	42		43,287
5.500%	11/01/35	57		59,152
5.500%	11/01/35	242		259,652
6.000%	12/01/33	9		9,285
6.000%	02/01/34	58		62,518
6.000%	08/01/34	—(r	)	207
6.000%	11/01/34	—(r	)	286
6.000%	01/01/35	4		4,454
6.000%	01/01/36	54		56,428
6.000%	05/01/38	21		23,379
6.500%	07/01/32	104		110,955
6.500%	08/01/32	49		51,886
6.500%	10/01/32	129		138,692
6.500%	10/01/37	75		80,929
6.625%	11/15/30	3,000		3,708,081
7.000%	12/01/31	25		26,366
7.000%	01/01/36	13		13,729
8.000%	10/01/23	—(r	)	22
8.000%	09/01/24	—(r	)	440
8.000%	11/01/24	1		552
8.000%	01/01/26	—(r	)	29
9.000%	02/01/25	3		2,776
9.000%	04/01/25	1		1,140
Government National Mortgage Assoc.
2.000%	09/20/51	335		297,952
2.500%	12/20/46	98		89,909
2.500%	05/20/51	424		389,781
3.000%	03/15/45	408		387,351
3.000%	07/20/46	393		376,676
3.000%	09/20/46	421		404,177
3.000%	10/20/46	106		101,587
3.000%	04/20/47	491		470,754
3.000%	12/20/48	319		304,754
3.000%	04/20/49	304		289,958
3.000%	07/20/49	79		75,259
3.000%	12/20/49	329		311,475
3.500%	01/20/43	467		462,081
3.500%	04/20/43	219		217,648
3.500%	03/20/45	275		272,065
3.500%	04/20/45	221		218,663
3.500%	04/20/46	370		364,358
3.500%	07/20/46	539		530,867
3.500%	07/20/48	448		439,866
3.500%	11/20/48	118		115,288
3.500%	01/20/49	210		207,178
3.500%	05/20/49	390		381,022

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	06/15/40	67		$68,456
4.000%	08/20/46	225		225,931
4.000%	11/20/46	135		135,828
4.000%	09/20/47	181		182,271
4.000%	06/20/48	278		279,787
4.000%	02/20/49	252		254,048
4.500%	02/20/41	211		222,393
4.500%	03/20/41	179		185,384
4.500%	06/20/44	136		143,409
4.500%	09/20/46	158		162,268
4.500%	11/20/46	275		289,184
4.500%	01/20/47	36		38,070
5.000%	07/15/33	68		72,022
5.000%	09/15/33	124		131,144
5.000%	04/15/34	69		71,344
5.000%	10/20/48	53		54,798
5.500%	03/15/34	128		138,284
5.500%	03/15/36	35		37,651
6.500%	07/15/32	8		8,629
6.500%	08/15/32	1		1,477
6.500%	08/15/32	3		2,998
6.500%	08/15/32	10		10,207
6.500%	08/15/32	47		50,764
7.000%	05/15/23	—(r	)	165
7.000%	06/15/23	—(r	)	209
7.000%	06/15/23	1		674
7.000%	06/15/23	1		880
7.000%	07/15/23	—(r	)	58
7.000%	07/15/23	3		3,143
7.000%	08/15/23	—(r	)	221
7.000%	08/15/23	1		772
7.000%	09/15/23	—(r	)	374
7.000%	10/15/23	—(r	)	205
7.000%	11/15/23	1		772
7.000%	11/15/23	2		1,841
7.000%	01/15/24	3		2,847
7.000%	05/15/24	6		6,087
7.000%	08/15/28	20		21,102
7.500%	12/15/25	16		16,042
7.500%	02/15/26	3		3,147
8.500%	09/15/24	17		16,701
8.500%	04/15/25	1		1,384
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes
5.500%	09/18/33	300		353,138
Resolution Funding Corp. Interest Strips, Bonds
2.895%(s)	01/15/30	350		264,202
3.555%(s)	04/15/30	675		516,864
Resolution Funding Corp. Principal Strips, Bonds
3.143%(s)	04/15/30	2,305		1,769,546
3.330%(s)	01/15/30	1,475		1,143,795
Tennessee Valley Authority, Sr. Unsec’d. Notes
0.750%	05/15/25	325		303,958
1.500%	09/15/31	500		422,051
2.875%	02/01/27	175		172,754
5.880%	04/01/36	230		277,192
6.750%	11/01/25	510		568,316

SEE NOTES TO FINANCIAL STATEMENTS.

A105

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
7.125%	05/01/30		530	$662,909

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $97,599,436)				91,174,184

U.S. TREASURY OBLIGATIONS — 34.7%
U.S. Treasury Bonds
1.375%	11/15/40		6,870	4,946,400
2.000%	11/15/41		830	659,072
2.250%	05/15/41	(k)	23,295	19,429,486
2.250%	02/15/52	(a)	415	341,532
2.375%	02/15/42		245	207,714
2.500%	02/15/46		710	601,947
2.500%	05/15/46		1,485	1,258,537
2.875%	05/15/43	(k)	1,515	1,380,307
3.000%	05/15/47		340	317,794
3.625%	08/15/43		125	128,223
3.750%	11/15/43		3,645	3,810,734
U.S. Treasury Notes
0.750%	12/31/23		1,460	1,412,265
0.875%	11/15/30		1,435	1,211,454
1.250%	09/30/28		3,745	3,354,408
2.750%	05/31/29		5,555	5,447,372
3.125%	11/15/28		8,120	8,135,859
U.S. Treasury Strips Coupon
0.807%(s)	11/15/29		15	11,917
1.225%(s)	02/15/41		130	68,479
1.417%(s)	02/15/38		525	317,338
1.450%(s)	08/15/42		60	29,081
1.463%(s)	11/15/42		155	74,418
1.488%(s)	11/15/41		730	366,255
1.775%(s)	02/15/40		535	296,277
1.982%(s)	08/15/39		2,120	1,203,928
1.990%(s)	02/15/39		2,825	1,635,300
2.010%(s)	08/15/30		945	734,701
2.056%(s)	11/15/38		220	128,863
2.169%(s)	05/15/39		990	566,814
2.172%(s)	02/15/28		530	444,724
2.353%(s)	02/15/44		780	358,434
2.361%(s)	05/15/41		1,945	1,004,258
2.365%(s)	05/15/44		2,790	1,268,360
2.373%(s)	08/15/41		2,315	1,177,033
2.415%(s)	11/15/40		525	279,193
2.416%(s)	05/15/42		80	39,213
2.434%(s)	11/15/45		345	150,493
2.436%(s)	02/15/46		390	168,751
2.443%(s)	08/15/44		210	94,787
2.452%(s)	08/15/43		1,145	534,751
2.486%(s)	02/15/45		200	88,875
2.506%(s)	11/15/43		4,315	2,001,755
2.857%(s)	05/15/31		145	110,211
3.176%(s)	08/15/40		800	430,156
3.979%(s)	02/15/42		3,945	1,950,155

TOTAL U.S. TREASURY OBLIGATIONS (cost $79,846,765)				68,177,624

TOTAL LONG-TERM INVESTMENTS (cost $211,025,671)				191,415,522

	Shares	Value

SHORT-TERM INVESTMENTS — 2.8%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	5,055,796	$5,055,796
PGIM Institutional Money Market Fund (cost $331,445; includes $331,235 of cash collateral for securities on loan)(b)(wa)	331,714	331,415

TOTAL SHORT-TERM INVESTMENTS (cost $5,387,241)		5,387,211

TOTAL INVESTMENTS—100.2% (cost $216,412,912)		196,802,733
Liabilities in excess of other assets(z) — (0.2)%		(339,611)

NET ASSETS — 100.0%		$196,463,122

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $330,639; cash collateral of $331,235 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A106

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
129	2 Year U.S. Treasury Notes	Sep. 2022	$27,092,016	$(88,146)
284	5 Year U.S. Treasury Notes	Sep. 2022	31,879,000	(52,781)
425	10 Year U.S. Treasury Notes	Sep. 2022	50,375,781	(299,601)
47	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	7,254,156	(87,336)

				(527,864)

Short Positions:
281	10 Year U.S. Ultra Treasury Notes	Sep. 2022	35,792,375	282,463
387	20 Year U.S. Treasury Bonds	Sep. 2022	53,647,875	326,110

				608,573

				$80,709

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$—	$1,690,923

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$20,821,719	$—
Commercial Mortgage-Backed Securities	—	10,216,548	—
Corporate Bond	—	780,266	—
Residential Mortgage-Backed Securities	—	245,181	—
U.S. Government Agency Obligations	—	91,174,184	—
U.S. Treasury Obligations	—	68,177,624	—
Short-Term Investments
Affiliated Mutual Funds	5,387,211	—	—

Total	$5,387,211	$191,415,522	$—

Other Financial Instruments*
Assets
Futures Contracts	$608,573	$—	$—

Liabilities
Futures Contracts	$(527,864)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A107

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

U.S. Government Agency Obligations	46.4%	Residential Mortgage-Backed Securities	0.1%

U.S. Treasury Obligations	34.7		100.2
Collateralized Loan Obligations	10.6	Liabilities in excess of other assets	(0.2)

Commercial Mortgage-Backed Securities	5.2		100.0%

Affiliated Mutual Funds (0.2% represents investments purchased with collateral from securities on loan)	2.8
Diversified Financial Services	0.4

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$608,573	*	Due from/to broker-variation margin futures	$527,864	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$1,891,979	$(779,452)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$421,826	$786,295

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$119,980,583
Futures Contracts - Short Positions (1)	91,542,135
Inflation Swap Agreements (1)	3,556,667

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A108

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$330,639	$(330,639)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A109

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value, including securities on loan of $330,639:
Unaffiliated investments (cost $211,025,671)	$191,415,522
Affiliated investments (cost $5,387,241)	5,387,211
Dividends and interest receivable	657,434
Receivable for investments sold	486,601
Receivable for Portfolio shares sold	190,180
Prepaid expenses	361

Total Assets	198,137,309

LIABILITIES
Payable for investments purchased	986,102
Payable to broker for collateral for securities on loan	331,235
Due to broker-variation margin futures	212,221
Accrued expenses and other liabilities	72,089
Management fee payable	64,495
Payable for Portfolio shares purchased	6,232
Affiliated transfer agent fee payable	980
Trustees’ fees payable	528
Distribution fee payable	305

Total Liabilities	1,674,187

NET ASSETS	$196,463,122

Net assets were comprised of:
Partners’ Equity	$196,463,122

Class I:
Net asset value and redemption price per share, $194,912,433 / 15,432,936 outstanding shares of beneficial interest	$12.63

Class III:
Net asset value and redemption price per share, $1,550,689 / 123,126 outstanding shares of beneficial interest	$12.59

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$2,479,527
Affiliated dividend income	17,587
Income from securities lending, net (including affiliated income of $645)	756

Total income	2,497,870

EXPENSES
Management fee	412,384
Distribution fee—Class III	1,428
Custodian and accounting fees	24,560
Audit fee	17,505
Shareholders’ reports	17,047
Legal fees and expenses	9,986
Trustees’ fees	6,328
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	8,872

Total expenses	503,407

NET INVESTMENT INCOME (LOSS)	1,994,463

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(2,423))	(2,048,583)
Futures transactions	1,891,979
Swap agreements transactions	(779,452)

(936,056)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(30))	(24,683,916)
Futures	421,826
Swap agreements	786,295

(23,475,795)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(24,411,851)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(22,417,388)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$1,994,463	$3,127,986
Net realized gain (loss) on investment transactions	(936,056)	1,187,150
Net change in unrealized appreciation (depreciation) on investments	(23,475,795)	(11,901,520)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(22,417,388)	(7,586,384)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	6,832,049	3,780,217
Portfolio shares purchased	(11,328,597)	(19,045,491)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(4,496,548)	(15,265,274)

TOTAL INCREASE (DECREASE)	(26,913,936)	(22,851,658)
NET ASSETS:
Beginning of period	223,377,058	246,228,716

End of period	$196,463,122	$223,377,058

SEE NOTES TO FINANCIAL STATEMENTS.

A110

PSF PGIM GOVERNMENT INCOME PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2022		2021	2020	2019	2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$14.05		$14.51	$13.54	$12.70	$12.62		$12.26

Income (Loss) From Investment Operations:
Net investment income (loss)	0.13		0.19	0.23	0.31	0.28		0.23
Net realized and unrealized gain (loss) on investment transactions	(1.55)		(0.65)	0.74	0.53	(0.20)		0.13

Total from investment operations	(1.42)		(0.46)	0.97	0.84	0.08		0.36

Capital Contributions	—		—	—	—	—	(b)(c)	—

Net Asset Value, end of period	$12.63		$14.05	$14.51	$13.54	$12.70		$12.62

Total Return(d)	(10.11)%		(3.17)%	7.16%	6.61%	0.63	%(e)	2.94%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$194.9		$223.1	$246.2	$238.6	$221.1		$244.1
Average net assets (in millions)	$206.7		$231.5	$246.6	$234.6	$230.5		$252.4
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.49	%(g)	0.48%	0.51%	0.52%	0.51%		0.53%
Expenses before waivers and/or expense reimbursement	0.49	%(g)	0.48%	0.51%	0.52%	0.51%		0.53%
Net investment income (loss)	1.94	%(g)	1.35%	1.58%	2.34%	2.28%		1.84%
Portfolio turnover rate(h)(i)	75%		222%	150%	269%	284%		495%

Class III
	Six Months Ended June 30, 2022		April 26, 2021(j) through December 31, 2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$14.03		$14.17

Income (Loss) From Investment Operations:
Net investment income (loss)	0.12		0.11
Net realized and unrealized gain (loss) on investment transactions	(1.56)		(0.25)

Total from investment operations	(1.44)		(0.14)

Net Asset Value, end of period	$12.59		$14.03

Total Return(d)	(10.26)%		(0.99)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.6		$0.3
Average net assets (in millions)	$1.2		$0.2
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.74	%(g)	0.68	%(k)
Expenses before waivers and/or expense reimbursement	0.74	%(g)	0.68	%(k)
Net investment income (loss)	1.79	%(g)	1.09	%(k)
Portfolio turnover rate(h)(i)	75%		222%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(j)	Commencement of offering.
(k)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A111

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS — 32.6%
Bank of America Securities, Inc.
1.550%, dated 06/30/22, due 07/01/22 in the amount of $75,003,229 collateralized by FNMA (coupon rates 2.000%-5.000%, maturity dates 02/01/51-06/01/52) with the aggregate value, including accrued interest, of $76,500,000		75,000	$75,000,000
Canadian Imperial Bank of Commerce
1.550%, dated 06/16/22, due 07/28/22 in the amount of $15,027,125 collateralized by U.S. Treasury Securities (coupon rates 0.125%-2.375%, maturity dates 05/15/23-02/15/51) with the aggregate value, including accrued interest, of $15,309,882		15,000	15,000,000
Credit Agricole Corporate & Investment Bank
1.520%, dated 06/30/22, due 07/01/22 in the amount of $2,801,118 collateralized by FHLMC (coupon rate 3.500%, maturity date 06/01/52) with the aggregate value, including accrued interest, of $2,857,021		2,801	2,801,000
Goldman Sachs & Co.
1.550%, dated 06/30/22, due 07/07/22 in the amount of $25,007,535 collateralized by GNMA (coupon rates 2.500%-5.500%, maturity dates 09/15/39-05/20/51) with the aggregate value, including accrued interest, of $25,500,000		25,000	25,000,000
ING Financial Markets LLC
1.290%, dated 05/19/22, due 08/19/22 in the amount of $5,016,483 collateralized by FHLMC (coupon rates 2.372%-3.500%, maturity dates 07/01/36-05/01/52) and FNMA (coupon rates 2.000%-4.500%, maturity dates 08/01/34-09/01/57) with the aggregate value, including accrued interest, of $5,100,001		5,000	5,000,000
1.150%, dated 06/08/22, due 07/05/22 in the amount of $1,000,863 collateralized by FHLMC (coupon rates 2.150%-4.500%, maturity dates 07/01/36-07/01/48) and FNMA (coupon rates 2.136%-3.500%, maturity dates 12/01/40-09/01/51) with the aggregate value, including accrued interest, of $1,020,000		1,000	1,000,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (continued)
1.550%, dated 06/16/22, due 07/28/22 in the amount of $35,063,292 collateralized by FHLMC (coupon rates 2.150%-2.372%, maturity dates 07/01/36-09/01/40) and FNMA (coupon rates 1.567%-5.000%, maturity dates 08/01/28-09/01/57) with the aggregate value, including accrued interest, of $35,700,000		35,000	$35,000,000
NatWest Markets Securities, Inc.
1.500%, dated 06/30/22, due 07/01/22 in the amount of $15,000,625 collateralized by FFCSB (coupon rate 1.545%, maturity date 01/23/24) with the aggregate value, including accrued interest, of $15,300,971		15,000	15,000,000
RBC Dominion Securities, Inc.
1.550%, dated 06/30/22, due 07/01/22 in the amount of $70,003,014 collateralized by FHLMC (coupon rates 3.000%-3.500%, maturity dates 08/01/49-01/01/50), FNMA (coupon rates 2.000%-5.000%, maturity dates 04/01/38-03/01/52), GNMA (coupon rates 2.500%-4.000%, maturity dates 11/20/41-04/20/52) and U.S. Treasury Securities (coupon rates 0.000%-3.375%, maturity dates 08/15/23-05/15/52) with the aggregate value, including accrued interest, of $71,400,000		70,000	70,000,000
Standard Chartered Bank
1.460%, dated 06/30/22, due 07/01/22 in the amount of $60,002,433 collateralized by Inter-American Development Bank (coupon rate 0.625%, maturity date 07/15/25) and U.S. Treasury Securities (coupon rates 0.125%-2.875%, maturity dates 08/31/23-05/15/52) with the aggregate value, including accrued interest, of $61,202,482		60,000	60,000,000

TOTAL REPURCHASE AGREEMENTS (amortized cost $303,801,000)			303,801,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 65.7%
Federal Farm Credit Bank
1.452%(n)	07/27/22	13,000	12,986,386
Federal Farm Credit Bank, SOFR + 0.008% (Cap N/A, Floor 0.000%)
1.518%(c)	02/07/23	8,750	8,749,336
Federal Farm Credit Bank, SOFR + 0.014% (Cap N/A, Floor 0.000%)
1.524%(c)	07/18/22	16,500	16,500,055
Federal Farm Credit Bank, SOFR + 0.015% (Cap N/A, Floor 0.000%)
1.525%(c)	05/02/23	10,000	9,999,574
Federal Farm Credit Bank, SOFR + 0.025%
1.535%(c)	10/27/23	11,450	11,449,092
Federal Farm Credit Bank, SOFR + 0.025% (Cap N/A, Floor 0.000%)
1.535%(c)	09/27/23	9,350	9,349,412

SEE NOTES TO FINANCIAL STATEMENTS.

A112

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Farm Credit Bank, SOFR + 0.035% (Cap N/A, Floor 0.000%)
1.545%(c)	05/12/23	10,500	$10,500,458
Federal Farm Credit Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)
1.550%(c)	07/08/22	6,000	5,999,994
1.550%(c)	07/11/22	5,250	5,250,048
1.550%(c)	03/10/23	4,500	4,500,390
Federal Farm Credit Bank, SOFR + 0.045%
1.550%(c)	08/25/22	10,500	10,500,519
Federal Farm Credit Bank, SOFR + 0.050% (Cap N/A, Floor 0.000%)
1.560%(c)	11/09/23	2,825	2,825,578
Federal Home Loan Bank
0.891%(n)	07/27/22	16,000	15,989,727
0.902%(n)	07/29/22	17,500	17,487,750
1.003%(n)	08/12/22	17,250	17,229,875
1.010%(n)	08/10/22	16,750	16,731,259
1.013%(n)	08/15/22	16,000	15,979,800
1.073%(n)	08/22/22	17,000	16,973,726
1.088%(n)	08/17/22	17,500	17,475,211
1.140%(n)	08/19/22	17,000	16,973,691
1.244%(n)	08/24/22	17,000	16,968,380
1.314%(n)	09/07/22	17,000	16,957,934
1.355%(n)	09/09/22	17,000	16,955,375
1.356%(n)	07/15/22	17,000	16,991,042
1.422%(n)	07/20/22	15,000	14,988,758
1.452%(n)	07/28/22	6,500	6,492,931
Federal Home Loan Bank, SOFR + 0.005% (Cap N/A, Floor 0.000%)
1.515%(c)	07/18/22	16,400	16,400,076
1.515%(c)	07/29/22	17,000	16,999,905
1.515%(c)	08/30/22	18,000	17,999,816
1.515%(c)	09/15/22	17,000	17,000,000
Federal Home Loan Bank, SOFR + 0.010% (Cap N/A, Floor 0.000%)
1.520%(c)	07/26/22	17,000	17,000,059
1.520%(c)	08/02/22	16,500	16,499,974
1.520%(c)	08/05/22	16,500	16,499,973
1.520%(c)	09/16/22	17,000	17,000,000
1.520%(c)	10/06/22	16,500	16,499,769
Federal Home Loan Bank, SOFR + 0.015% (Cap N/A, Floor 0.000%)
1.525%(c)	02/08/23	8,750	8,749,598

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Bank, SOFR + 0.020% (Cap N/A, Floor 0.000%)
1.530%(c)	12/19/22	17,000	$17,000,000
Federal Home Loan Bank, SOFR + 0.090%
1.600%(c)	08/19/22	16,500	16,502,158
Federal Home Loan Bank, SOFR + 0.090% (Cap N/A, Floor 0.000%)
1.600%(c)	08/12/22	26,500	26,502,414
Federal Home Loan Mortgage Corp., MTN, SOFR + 0.090% (Cap N/A, Floor 0.000%)
1.600%(c)	08/03/22	16,500	16,501,217
1.600%(c)	08/18/22	16,500	16,501,723
Federal National Mortgage Assoc.
1.183%(n)	08/31/22	8,250	8,233,505
1.375%	09/06/22	965	967,269
Federal National Mortgage Assoc., SOFR + 0.180% (Cap N/A, Floor 0.000%)
1.690%(c)	07/08/22	16,000	16,000,574

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(amortized cost $611,664,331)			611,664,331

U.S. TREASURY OBLIGATION(n) — 1.7%
U.S. Treasury Bills
0.892%	07/28/22	16,000	15,989,320

(cost $15,989,320)
TOTAL INVESTMENTS—100.0%
(amortized cost $931,454,651)			931,454,651

Liabilities in excess of other assets — (0.0)%			(42,533)

NET ASSETS — 100.0%			$931,412,118

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#  Principal amount is shown in U.S. dollars unless otherwise stated.

(c) Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2022.

(n) Rate shown reflects yield to maturity at purchased date.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Repurchase Agreements	$—	$303,801,000	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A113

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1		Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments (continued)
U.S. Government Agency Obligations	$—	$611,664,331		$—
U.S. Treasury Obligation	—	15,989,320		—

Total	$—	$931,454,651		$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

U.S. Government Agency Obligations	65.7%
Repurchase Agreements	32.6
U.S. Treasury Obligation	1.7

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*    Less than +/- 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreements	Bank of America Securities, Inc.	$75,000,000	$(75,000,000)	$—
Repurchase Agreements	Canadian Imperial Bank of Commerce	15,000,000	(15,000,000)	—
Repurchase Agreements	Credit Agricole Corporate & Investment Bank	2,801,000	(2,801,000)	—
Repurchase Agreements	Goldman Sachs & Co.	25,000,000	(25,000,000)	—
Repurchase Agreements	ING Financial Markets LLC	41,000,000	(41,000,000)	—
Repurchase Agreements	NatWest Markets Securities, Inc.	15,000,000	(15,000,000)	—
Repurchase Agreements	RBC Dominion Securities, Inc.	70,000,000	(70,000,000)	—
Repurchase Agreements	Standard Chartered Bank	60,000,000	(60,000,000)	—

		$303,801,000

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A114

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)
as of June 30, 2022

ASSETS
Investments, at amortized cost which approximates fair value:	$627,653,651
Repurchase Agreements (amortized cost $303,801,000)	303,801,000
Cash	994
Receivable for Portfolio shares sold	2,774,716
Interest receivable	545,550
Prepaid expenses	933

Total Assets	934,776,844

LIABILITIES
Payable for Portfolio shares purchased	3,041,484
Management fee payable	229,227
Accrued expenses and other liabilities	64,657
Distribution fee payable	28,378
Affiliated transfer agent fee payable	980

Total Liabilities	3,364,726

NET ASSETS	$931,412,118

Net assets were comprised of:
Partners’ Equity	$931,412,118

Class I:
Net asset value and redemption price per share, $792,316,205 / 79,228,720 outstanding shares of beneficial interest	$10.00

Class III:
Net asset value and redemption price per share, $139,095,913 / 13,909,753 outstanding shares of beneficial interest	$10.00

STATEMENT OF OPERATIONS (unaudited)
Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
Interest income	$1,863,879

EXPENSES
Management fee	1,369,846
Distribution fee—Class III	168,072
Custodian and accounting fees	41,487
Shareholders’ reports	25,906
Audit fee	12,447
Legal fees and expenses	11,845
Trustees’ fees	10,677
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	10,744

Total expenses	1,656,321
Less: Fee waivers and/or expense reimbursement	(503,442)
Less: Distribution fee waiver—Class III	(113,784)

Net expenses	1,039,095

NET INVESTMENT INCOME (LOSS)	824,784

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions	4,226

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$829,010

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$824,784	$—
Net realized gain (loss) on investment transactions	4,226	381,775

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	829,010	381,775

DISTRIBUTIONS
Class I	(753,970)	(331,630)
Class III	(75,240)	(50,145)

	(829,210)	(381,775)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	521,178,714	1,118,916,318
Portfolio shares issued in reinvestment of distributions	829,210	381,775
Portfolio shares purchased	(459,433,260)	(1,108,241,533)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	62,574,664	11,056,560

TOTAL INCREASE (DECREASE)	62,574,464	11,056,560
NET ASSETS:
Beginning of period	868,837,654	857,781,094

End of period	$931,412,118	$868,837,654

SEE NOTES TO FINANCIAL STATEMENTS.

A115

PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2022		2021		2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$10.00		$10.00		$10.00	$10.00	$10.00	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss) and realized gains (losses)	0.01		—	(b)	0.03	0.19	0.15	0.06
Less Dividends and Distributions	(0.01)		(—	)(b)	(0.03)	(0.19)	(0.15)	(0.06)

Net Asset Value, end of period	$10.00		$10.00		$10.00	$10.00	$10.00	$10.00

Total Return(c)	0.09%		0.04%		0.30%	1.92%	1.53%	0.56%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$792		$725		$792	$600	$536	$560
Average net assets (in millions)	$785		$748		$667	$563	$560	$665
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.22	%(e)	0.06%		0.21%	0.35%	0.35%	0.35%
Expenses before waivers and/or expense reimbursement	0.33	%(e)	0.32%		0.34%	0.35%	0.35%	0.35%
Net investment income (loss)	0.19	%(e)	—%		0.26%	1.88%	1.52%	0.55%

Class III
	Six Months Ended June 30, 2022		Year Ended December 31, 2021		May 18, 2020(f) through December 31, 2020
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$10.00		$10.00		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss) and realized gains (losses)	0.01		—	(b)	—	(b)
Less Dividends and Distributions:	(0.01)		(—	)(b)	(—	)(b)

Net Asset Value, end of period	$10.00		$10.00		$10.00

Total Return(c)	0.05%		0.04%		—	%(b)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$139		$144		$66
Average net assets (in millions)	$136		$118		$34
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.29	%(e)	0.06%		0.13	%(e)
Expenses before waivers and/or expense reimbursement	0.57	%(e)	0.58%		0.58	%(e)
Net investment income (loss)	0.11	%(e)	—%		—	%(b)(e)

(a)	Calculated based on average shares outstanding during the period.

(b)	Amount rounds to zero.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.

(e)	Annualized.

(f)	Commencement of offering.

SEE NOTES TO FINANCIAL STATEMENTS.

A116

PSF PGIM HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 92.0%
ASSET-BACKED SECURITIES — 1.9%
Collateralized Loan Obligations
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.143%(c)	01/20/32	5,000	$4,872,613
Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
2.518%(c)	02/20/30	4,371	4,303,506

TOTAL ASSET-BACKED SECURITIES
(cost $9,236,768)			9,176,119

BANK LOANS — 2.8%
Airlines — 0.2%
United Airlines, Inc.,
Class B Term Loan, 1 Month LIBOR + 3.750%
5.392%(c)	04/21/28	1,231	1,136,565

Chemicals — 0.0%
TPC Group, Inc.,
Term Loan, Term SOFR + 10.000%
11.241%(c)	05/31/23^	71	71,150

Electric — 0.2%
Heritage Power LLC,
Term Loan B, 3 Month LIBOR + 6.000%
7.000%(c)	07/30/26	1,869	718,338

Housewares — 0.1%
SWF Holdings I Corp.,
Initial Term Loan, 1 Month LIBOR + 4.000%
5.595%(c)	10/06/28	788	643,554

Insurance — 0.2%
Asurion LLC,
New B-4 Term Loan, 1 Month LIBOR + 5.250%
6.916%(c)	01/20/29	1,290	1,094,887

Media — 0.1%
Diamond Sports Group LLC,
First Lien Term Loan, Term SOFR + 8.000%
9.181%(c)	05/25/26	362	355,650
Second Lien Term Loan, Term SOFR + 3.250%
4.431%(c)	08/24/26	237	54,654

			410,304

Oil & Gas — 0.5%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%
10.021%(c)	11/01/25	1,385	1,454,250
Citgo Petroleum Corp.,
2019 Incremental Term B Loan, 1 Month LIBOR + 6.250%
7.916%(c)	03/28/24	750	738,256

			2,192,506

Retail — 0.2%
EG America LLC (United Kingdom),
Project Becker Additional Facility, 3 Month LIBOR + 4.250%
6.500%(c)	03/31/26	317	300,096

Interest Rate	Maturity Date		Principal Amount (000)#	Value

BANK LOANS (continued)
Retail (cont’d.)
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month LIBOR + 3.750%
5.416%(c)	03/06/28		566	$516,611

				816,707

Software — 0.6%
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month LIBOR + 3.750%
5.416%(c)	10/02/25		708	656,167
Second Lien Incremental Term Loan, 1 Month LIBOR + 5.500%
7.166%(c)	02/27/26		250	229,375
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%
8.489%(c)	06/13/25		975	832,232
First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%
4.691%(c)	06/13/24		179	160,605
Skillsoft Finance II, Inc.,
Initial Term Loan, 3 Month LIBOR + 5.250%
6.187%(c)	07/14/28		1,235	1,140,221

				3,018,600

Telecommunications — 0.7%
West Corp.,
Incremental B1 Term Loan, 1 Month LIBOR + 3.500%
5.166%(c)	10/10/24		488	411,945
Initial Term B Loan, 1 Month LIBOR + 4.000%
5.666%(c)	10/10/24		1,859	1,568,795
Xplornet Communications, Inc. (Canada),
Refinancing Term Loan, 1 Month LIBOR + 4.000%
5.666%(c)	10/02/28		1,141	1,037,972
Second Lien Initial Term Loan, 1 Month LIBOR + 8.060%
8.666%(c)	10/01/29^		265	237,175

				3,255,887

TOTAL BANK LOANS
(cost $15,617,772)				13,358,498

CONVERTIBLE BOND — 0.0%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A
7.000%	07/18/22	(oo)	470	216,004

(cost $62,275)
CORPORATE BONDS — 77.3%
Advertising — 0.4%
CMG Media Corp.,
Gtd. Notes, 144A
8.875%	12/15/27		2,200	1,738,343
National CineMedia LLC,
Sr. Unsec’d. Notes
5.750%	08/15/26		225	107,253

				1,845,596

Aerospace & Defense — 2.7%
Boeing Co. (The),
Sr. Unsec’d. Notes
5.805%	05/01/50		2,100	1,933,747

SEE NOTES TO FINANCIAL STATEMENTS.

A117

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
5.930%	05/01/60		725	$663,253
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28	(a)	1,025	769,028
7.125%	06/15/26	(a)	1,150	938,215
7.500%	12/01/24		1,720	1,613,466
7.500%	03/15/25		824	744,846
7.875%	04/15/27	(a)	3,825	3,183,621
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A
7.500%	04/15/25	(a)	800	747,592
TransDigm UK Holdings PLC,
Gtd.Notes
6.875%	05/15/26		600	562,323
TransDigm, Inc.,
Gtd.Notes
4.625%	01/15/29		400	322,029
5.500%	11/15/27	(a)	775	659,951
7.500%	03/15/27		150	141,536
Sr. Sec’d. Notes, 144A
6.250%	03/15/26		600	579,784

				12,859,391

Agriculture — 0.2%
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		1,425	1,186,479

Airlines — 0.7%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
11.750%	07/15/25		800	827,992
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		125	115,163
5.750%	04/20/29		1,200	1,024,564
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	01/20/26	(a)	425	380,852
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		640	567,629
4.625%	04/15/29		440	373,118

				3,289,318

Apparel — 0.2%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29		250	199,216
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	(a)	1,100	881,954

				1,081,170

Auto Manufacturers — 1.5%
Allison Transmission, Inc.,
Gtd. Notes, 144A
3.750%	01/30/31		275	220,715

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
Sr. Unsec’d. Notes, 144A
4.750%	10/01/27		175	$160,852
5.875%	06/01/29		100	92,923
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		2,150	1,532,561
5.291%	12/08/46	(a)	3,600	2,767,354
7.400%	11/01/46		550	534,734
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30		375	304,028
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
7.750%	10/15/25		750	695,241
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/01/28		1,150	968,366
Wabash National Corp.,
Gtd. Notes, 144A
4.500%	10/15/28		225	175,374

				7,452,148

Auto Parts & Equipment — 1.4%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26		2,175	1,909,670
American Axle & Manufacturing, Inc.,
Gtd.Notes
6.250%	03/15/26	(a)	2,290	2,098,235
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26		875	419,741
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		475	456,670
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30	(a)	475	370,880
4.500%	02/15/32		475	352,310
5.375%	11/15/27		175	152,213
5.625%	06/15/28		50	43,247
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	04/15/29		50	47,030
7.875%	01/15/29		125	121,067
Titan International, Inc.,
Sr. Sec’d. Notes
7.000%	04/30/28	(a)	625	586,615

				6,557,678

Banks — 0.3%
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26	(oo)	600	498,096
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
7.625%	05/01/26		550	432,909

SEE NOTES TO FINANCIAL STATEMENTS.

A118

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%(ff)	06/01/32		725	$534,826

				1,465,831

Building Materials — 1.4%
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A
6.125%	01/15/29		975	627,973
Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	01/31/27		325	289,330
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		1,000	907,740
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	(a)	350	296,264
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30	(a)	275	216,669
5.375%	02/01/28		325	293,156
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A
5.500%	02/01/30		600	496,787
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		1,500	1,282,478
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31		600	440,436
4.375%	07/15/30		1,050	830,507
4.750%	01/15/28		625	534,376
5.000%	02/15/27	(a)	690	626,198

				6,841,914

Chemicals — 2.9%
Ashland LLC,
Gtd. Notes
6.875%	05/15/43		1,705	1,715,540
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	09/30/28		275	219,732
Sr. Unsec’d. Notes, 144A
7.500%	09/30/29	(a)	225	156,995
Chemours Co. (The),
Gtd. Notes
5.375%	05/15/27	(a)	470	420,695
Gtd. Notes, 144A
4.625%	11/15/29	(a)	620	488,056
5.750%	11/15/28	(a)	1,010	860,662
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A
6.750%	08/15/24	(a)	1,110	995,512
Diamond BC BV,
Gtd. Notes, 144A
4.625%	10/01/29	(a)	505	403,754

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
EverArc Escrow Sarl,
Sr. Sec’d. Notes, 144A
5.000%	10/30/29	(a)	740	$620,176
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
5.250%	06/01/27	(a)	506	434,756
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A
4.250%	10/01/28		500	392,143
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25		1,370	1,276,634
SCIH Salt Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	05/01/29	(a)	200	160,511
SPCM SA (France),
Sr. Unsec’d. Notes, 144A
3.375%	03/15/30		425	332,620
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	08/01/24	(d)	1,510	825,445
10.875%	08/01/24	(d)	372	367,651
Tronox, Inc.,
Gtd. Notes, 144A
4.625%	03/15/29		1,395	1,127,462
Valvoline, Inc.,
Gtd. Notes, 144A
4.250%	02/15/30		450	375,534
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		325	261,004
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25	(a)	1,770	1,418,225
Sr. Sec’d. Notes, 144A
9.500%	07/01/25		500	502,080
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A
4.875%	06/15/27		500	435,028
5.625%	10/01/24		100	97,929

				13,888,144

Coal — 0.1%
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
10.750%	05/15/26		363	379,827

Commercial Services — 4.2%
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28		365	326,482
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		985	903,300
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29	(a)	1,625	1,183,430
9.750%	07/15/27		1,425	1,205,957

SEE NOTES TO FINANCIAL STATEMENTS.

A119

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,260	$1,042,604
4.625%	06/01/28	(a)	1,065	874,814
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
5.625%	04/15/26		375	323,523
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29		525	443,937
4.625%	10/01/27		225	206,107
APi Escrow Corp.,
Gtd. Notes, 144A
4.750%	10/15/29		250	200,921
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
4.750%	04/01/28	(a)	550	457,000
5.750%	07/15/27	(a)	575	511,689
Brink’s Co. (The),
Gtd. Notes, 144A
5.500%	07/15/25		205	198,729
Gartner, Inc.,
Gtd. Notes, 144A
3.625%	06/15/29		325	280,255
3.750%	10/01/30		225	194,500
Hertz Corp. (The),
Gtd. Notes, 144A
4.625%	12/01/26		225	188,240
5.000%	12/01/29		425	327,352
Metis Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29		2,000	1,602,649
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A
5.500%	09/01/28	(a)	1,225	1,091,531
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A
5.500%	04/15/29	(a)	500	420,419
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A
5.000%	02/01/25	(a)	395	386,312
Service Corp. International,
Sr. Unsec’d. Notes
4.000%	05/15/31		750	640,521
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	(a)	450	370,037
3.875%	02/15/31	(a)	175	147,815
4.000%	07/15/30		100	85,422
4.875%	01/15/28	(a)	3,575	3,384,896
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26		3,110	3,023,882

				20,022,324

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers — 0.5%
CA Magnum Holdings (India),
Sr. Sec’d. Notes, 144A
5.375%	10/31/26		200	$174,233
Condor Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30	(a)	610	495,846
NCR Corp.,
Gtd. Notes, 144A
5.000%	10/01/28	(a)	325	276,839
5.125%	04/15/29		650	551,093
5.250%	10/01/30		680	586,132
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A
5.750%	06/01/25		300	286,377

				2,370,520

Distribution/Wholesale — 0.4%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		2,150	1,737,572

Diversified Financial Services — 3.1%
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A
4.750%	12/15/24		800	734,240
goeasy Ltd. (Canada),
Gtd. Notes, 144A
4.375%	05/01/26		400	338,129
5.375%	12/01/24		100	91,827
Home Point Capital, Inc.,
Gtd. Notes, 144A
5.000%	02/01/26	(a)	600	413,817
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	08/15/28	(a)	1,675	1,397,650
LD Holdings Group LLC,
Gtd. Notes, 144A
6.125%	04/01/28		925	563,921
LFS Topco LLC,
Gtd. Notes, 144A
5.875%	10/15/26		850	671,553
LPL Holdings, Inc.,
Gtd. Notes, 144A
4.000%	03/15/29		1,050	903,202
4.375%	05/15/31	(a)	500	427,744
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30	(a)	1,700	1,272,279
5.500%	08/15/28		475	381,892
6.000%	01/15/27	(a)	310	269,336
Navient Corp.,
Sr. Unsec’d. Notes
5.500%	03/15/29	(a)	700	545,548
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28	(a)	325	248,697
4.000%	09/15/30	(a)	550	407,429
6.625%	01/15/28	(a)	1,125	1,006,708

SEE NOTES TO FINANCIAL STATEMENTS.

A120

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
6.875%	03/15/25		1,275	$1,205,118
7.125%	03/15/26		2,550	2,377,105
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	(a)	425	314,500
5.375%	10/15/25	(a)	575	505,104
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A
6.375%	02/01/30	(a)	650	520,281
7.875%	05/01/27	(a)	450	397,037

				14,993,117

Electric — 4.2%
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	(a)	1,632	1,355,636
5.000%	02/01/31	(a)	1,925	1,587,273
5.125%	03/15/28	(a)	4,900	4,345,440
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A
13.000%	06/01/24		585	351,050
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		525	482,589
6.625%	01/15/27		442	433,415
Gtd. Notes, 144A
3.375%	02/15/29		275	222,254
3.625%	02/15/31		675	531,169
3.875%	02/15/32		950	754,199
5.250%	06/15/29		775	692,357
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28	(a)	935	803,637
5.250%	07/01/30	(a)	2,605	2,141,548
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26	(a)(oo)	800	728,000
8.000%(ff)	10/15/26	(oo)	1,150	1,103,558
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29	(a)	925	777,050
5.000%	07/31/27		1,515	1,373,232
5.500%	09/01/26		1,350	1,273,875
5.625%	02/15/27	(a)	1,458	1,370,840

				20,327,122

Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
4.375%	03/31/29		200	153,508
4.750%	06/15/28		225	178,959
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25		500	498,839
7.250%	06/15/28		835	825,592

				1,656,898

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electronics — 0.2%
Likewize Corp.,
Sr. Sec’d. Notes, 144A
9.750%	10/15/25		1,060	$1,011,034

Engineering & Construction — 0.3%
AECOM,
Gtd. Notes
5.125%	03/15/27	(a)	375	354,442
Artera Services LLC,
Sr. Sec’d. Notes, 144A
9.033%	12/04/25		550	444,086
TopBuild Corp.,
Gtd. Notes, 144A
3.625%	03/15/29		500	395,368
4.125%	02/15/32		325	254,898

				1,448,794

Entertainment — 2.7%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
10.000%	06/15/26		492	327,824
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25		580	559,004
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29	(a)	650	507,269
Caesars Resort Collection LLC/CRC Finco, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	07/01/25	(a)	550	527,076
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26		450	410,257
Everi Holdings, Inc.,
Gtd. Notes, 144A
5.000%	07/15/29		225	190,681
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26	(a)	1,950	1,947,488
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
4.125%	04/15/26	(a)	350	317,629
6.250%	01/15/27		450	438,443
6.500%	02/15/25	(a)	625	621,272
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		425	350,429
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/29		850	694,044
Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A
6.625%	11/15/27	(a)	1,300	1,057,311
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
4.125%	07/01/29	(a)	750	573,525
5.625%	01/15/27	(a)	1,625	1,433,096

SEE NOTES TO FINANCIAL STATEMENTS.

A121

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Entertainment (cont’d.)
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.625%	09/01/29	(a)	475	$338,970
5.875%	09/01/31	(a)	1,200	832,404
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30		400	340,188
Scientific Games International, Inc.,
Gtd. Notes, 144A
8.625%	07/01/25		525	538,687
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29	(a)	770	602,838
Sr. Unsec’d. Notes, 144A
7.750%	04/15/25	(a)	225	218,878

				12,827,313

Environmental Control — 0.1%
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A
4.000%	08/01/28		200	166,180
4.375%	08/15/29	(a)	450	364,262

				530,442

Foods — 2.8%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29		800	647,092
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27	(a)	1,460	1,262,989
C&S Group Enterprises LLC,
Gtd. Notes, 144A
5.000%	12/15/28		625	467,494
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25	(a)	475	438,077
Sr. Sec’d. Notes, 144A
4.625%	11/15/28		450	380,514
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29		182	185,194
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30	(a)	950	901,677
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46	(a)	1,875	1,562,004
4.875%	10/01/49		750	663,276
5.000%	07/15/35		163	157,656
5.200%	07/15/45		250	231,843
5.500%	06/01/50		750	720,289
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		575	500,236
4.375%	01/31/32		575	500,027

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
3.500%	03/01/32		300	$235,190
4.250%	04/15/31		475	396,272
5.875%	09/30/27	(a)	2,150	2,057,813
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30	(a)	1,160	978,636
5.500%	12/15/29	(a)	425	380,768
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31	(a)	925	759,441

				13,426,488

Gas — 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25	(a)	1,425	1,343,487
5.750%	05/20/27	(a)	1,475	1,357,963
5.875%	08/20/26		975	913,175

				3,614,625

Healthcare-Products — 0.8%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		2,225	1,896,758
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29	(a)	2,225	1,849,352

				3,746,110

Healthcare-Services — 3.5%
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	05/15/30	(a)	425	324,400
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		2,025	1,451,847
4.625%	06/01/30		1,800	1,403,155
HCA, Inc.,
Gtd. Notes
7.050%	12/01/27		1,750	1,844,086
7.500%	11/06/33		650	731,372
Gtd. Notes, MTN
7.750%	07/15/36		400	458,785
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/15/27		150	131,945
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29	(a)	1,650	1,211,695
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25		1,175	1,005,645
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26	(a)	2,025	1,968,152

SEE NOTES TO FINANCIAL STATEMENTS.

A122

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28	(a)	1,500	$1,290,740
Sr. Sec’d. Notes, 144A
4.250%	06/01/29	(a)	1,725	1,457,700
4.375%	01/15/30		1,175	998,254
6.125%	06/15/30		500	468,702
Sr. Unsec’d. Notes
6.875%	11/15/31		2,350	2,120,558

				16,867,036

Home Builders — 4.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29		725	556,415
4.625%	04/01/30		700	505,972
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	(a)	1,225	967,868
6.750%	03/15/25		850	783,571
7.250%	10/15/29		1,850	1,477,375
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30		1,175	855,177
6.250%	09/15/27		625	523,127
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		625	476,424
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27	(a)	325	310,510
Gtd. Notes, 144A
3.875%	08/15/29	(a)	625	488,691
Forestar Group, Inc.,
Gtd. Notes, 144A
3.850%	05/15/26		350	292,274
5.000%	03/01/28	(a)	1,000	836,225
KB Home,
Gtd. Notes
4.000%	06/15/31	(a)	625	482,163
4.800%	11/15/29		450	378,710
6.875%	06/15/27		1,050	1,012,990
7.250%	07/15/30		225	213,163
M/I Homes, Inc.,
Gtd. Notes
3.950%	02/15/30		125	93,833
4.950%	02/01/28		625	535,157
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		1,150	847,935
5.250%	12/15/27	(a)	1,000	823,896
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27		525	482,776
6.000%	06/01/25		975	950,883

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Home Builders (cont’d.)
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	02/15/28		1,175	$946,351
4.750%	04/01/29		700	548,185
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/26		925	804,708
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		625	577,362
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	(a)	1,242	1,030,975
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.875%	04/15/23		1,150	1,146,016
Tri Pointe Homes, Inc.,
Gtd. Notes
5.700%	06/15/28	(a)	1,190	1,031,455

				19,980,187

Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29		175	141,188

Household Products/Wares — 0.5%
ACCO Brands Corp.,
Gtd. Notes, 144A
4.250%	03/15/29	(a)	850	697,788
Central Garden & Pet Co.,
Gtd. Notes, 144A
4.125%	04/30/31		50	40,233
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A
7.000%	12/31/27	(a)	825	614,423
Sr. Sec’d. Notes, 144A
5.000%	12/31/26		150	128,365
Spectrum Brands, Inc.,
Gtd. Notes, 144A
5.000%	10/01/29		800	693,275

				2,174,084

Housewares — 0.5%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31	(a)	975	736,399
4.375%	02/01/32		275	208,879
4.500%	10/15/29		150	123,033
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29		1,900	1,327,080

				2,395,391

Insurance — 0.1%
AmWINS Group, Inc.,
Sr. Unsec’d. Notes, 144A
4.875%	06/30/29	(a)	200	165,154

SEE NOTES TO FINANCIAL STATEMENTS.

A123

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
BroadStreet Partners, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	04/15/29		675	$526,459

				691,613

Internet — 0.5%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A
3.875%	09/15/27		475	390,870
Sr. Unsec’d. Notes, 144A
5.625%	09/15/28		820	638,699
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
3.500%	03/01/29	(a)	400	337,430
NortonLifeLock, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25		875	854,748

				2,221,747

Iron/Steel — 0.3%
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29		863	806,909
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.125%	01/15/30		200	169,041
4.375%	03/15/32		225	185,434
TMS International Corp.,
Sr. Unsec’d. Notes, 144A
6.250%	04/15/29		125	91,339
United States Steel Corp.,
Sr. Unsec’d. Notes
6.875%	03/01/29	(a)	210	181,663

				1,434,386

Leisure Time — 0.1%
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		250	188,015
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A
5.625%	02/15/29		150	119,736
Vista Outdoor, Inc.,
Gtd. Notes, 144A
4.500%	03/15/29		375	284,119

				591,870

Lodging — 1.3%
Boyd Gaming Corp.,
Gtd. Notes, 144A
4.750%	06/15/31	(a)	450	380,811
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32	(a)	925	736,138
4.000%	05/01/31		150	124,575

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Lodging (cont’d.)
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	(a)	750	$665,626
4.750%	10/15/28		1,575	1,325,633
5.500%	04/15/27		525	473,813
5.750%	06/15/25		25	23,834
6.750%	05/01/25		955	938,827
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
5.875%	05/15/25		350	323,800
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.125%	12/15/29	(a)	675	419,314
5.625%	08/26/28		1,350	841,934

				6,254,305

Machinery-Construction & Mining — 0.1%
Terex Corp.,
Gtd. Notes, 144A
5.000%	05/15/29	(a)	550	473,052

Machinery-Diversified — 0.4%
GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	12/15/28		625	521,529
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
10.125%	08/01/24		1,504	1,434,604
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27		224	200,045

				2,156,178

Media — 6.6%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		3,040	2,461,213
Sr. Unsec’d. Notes, 144A
4.000%	03/01/23		140	139,179
4.250%	02/01/31		3,775	3,099,977
4.500%	06/01/33		315	250,534
4.750%	03/01/30		2,375	2,031,374
5.000%	02/01/28	(a)	930	855,143
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31		1,190	883,036
4.125%	12/01/30		575	448,181
5.375%	02/01/28	(a)	890	777,861
5.500%	04/15/27		200	181,406
6.500%	02/01/29		400	363,860
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		3,275	2,193,629
5.000%	11/15/31		310	208,165
5.750%	01/15/30		2,025	1,473,218
7.500%	04/01/28		200	168,762

SEE NOTES TO FINANCIAL STATEMENTS.

A124

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27		6,605	$789,525
Sec’d. Notes, 144A
5.375%	08/15/26		3,115	794,787
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23		285	273,046
5.125%	06/01/29		1,810	1,099,900
7.375%	07/01/28	(a)	475	323,078
7.750%	07/01/26	(a)	4,325	3,356,745
Gray Television, Inc.,
Gtd. Notes, 144A
5.875%	07/15/26		1,335	1,249,773
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27	(a)	350	279,686
Sr. Sec’d. Notes
6.375%	05/01/26	(a)	325	301,151
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27		300	278,411
News Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	05/15/29		250	216,577
Nexstar Media, Inc.,
Gtd. Notes, 144A
4.750%	11/01/28	(a)	435	380,025
5.625%	07/15/27	(a)	455	420,078
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/26		505	436,121
Sr. Unsec’d. Notes, 144A
6.500%	09/15/28		1,540	1,191,543
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.125%	02/15/27	(a)	285	240,795
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/29	(a)	520	449,346
5.125%	02/15/25	(a)	1,760	1,660,098
6.625%	06/01/27		1,275	1,215,865
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.000%	01/15/32	(a)	1,475	1,224,257

				31,716,345

Metal Fabricate/Hardware — 0.1%
Roller Bearing Co. of America, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	10/15/29	(a)	475	406,372

Mining — 1.7%
Constellium SE,
Gtd. Notes, 144A
5.875%	02/15/26		925	864,196

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (cont’d.)
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A
6.250%	09/01/29	(a)	1,200	$912,345
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.500%	03/01/24		710	682,810
6.875%	10/15/27		425	380,455
7.500%	04/01/25		1,775	1,675,796
FMG Resources August 2006 Pty Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
6.125%	04/15/32		425	382,810
Freeport-McMoRan, Inc.,
Gtd. Notes
4.375%	08/01/28		135	126,748
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	(a)	575	535,992
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
4.500%	04/01/26		300	251,099
6.125%	04/01/29	(a)	995	806,820
New Gold, Inc. (Canada),
Gtd. Notes, 144A
7.500%	07/15/27		1,350	1,173,888
Novelis Corp.,
Gtd. Notes, 144A
3.875%	08/15/31	(a)	650	500,680
4.750%	01/30/30		50	41,579

				8,335,218

Miscellaneous Manufacturing — 0.2%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27		425	404,056
Sr. Unsec’d. Notes, 144A
4.625%	05/15/30		570	494,542

				898,598

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
3.250%	02/15/29		230	193,765

Oil & Gas — 6.2%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26		725	705,177
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24^	(d)	5,200	35,360
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30	(a)	1,500	1,371,641
7.625%	02/01/29	(a)	778	794,194
8.375%	07/15/26		32	33,826
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		850	792,657

SEE NOTES TO FINANCIAL STATEMENTS.

A125

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
9.000%	11/01/27		726	$923,736
Athabasca Oil Corp. (Canada),
Sec’d. Notes, 144A
9.750%	11/01/26		1,614	1,691,784
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.500%	02/01/26		300	286,188
5.875%	02/01/29		300	282,855
6.750%	04/15/29	(a)	675	654,238
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		1,525	1,475,511
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/14/27		1,375	1,349,386
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30	(a)	450	389,311
6.750%	03/01/29	(a)	825	740,808
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	05/01/29		200	179,512
5.625%	10/15/25	(a)	350	331,483
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28		1,500	1,428,775
6.625%	07/15/25		230	231,393
EQT Corp.,
Sr. Unsec’d. Notes
5.000%	01/15/29		175	169,408
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		275	240,019
6.000%	04/15/30		475	418,228
6.000%	02/01/31		350	302,967
6.250%	11/01/28		900	836,987
6.250%	04/15/32		625	546,420
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29	(a)	450	411,438
7.125%	02/01/27	(a)	1,602	1,616,131
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.250%	01/15/26		900	798,823
7.500%	01/15/28		1,250	1,077,233
Nabors Industries, Inc.,
Gtd. Notes
5.750%	02/01/25	(a)	1,300	1,159,754
Gtd. Notes, 144A
7.375%	05/15/27		50	47,100
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.125%	01/01/31	(a)	400	405,856
6.625%	09/01/30	(a)	100	103,022
7.150%	05/15/28		275	284,782
7.875%	09/15/31		100	109,766

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Parkland Corp. (Canada),
Gtd. Notes, 144A
4.500%	10/01/29		500	$407,271
4.625%	05/01/30	(a)	500	405,697
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A
6.875%	01/15/29		200	177,966
7.125%	01/15/26	(a)	1,225	1,150,548
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		1,075	1,049,607
Gtd. Notes, 144A
4.750%	02/15/30		225	202,190
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32	(a)	500	427,698
5.375%	02/01/29		125	116,143
5.375%	03/15/30	(a)	1,525	1,403,142
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.500%	05/15/29	(a)	450	370,899
5.875%	03/15/28		100	91,912
Gtd. Notes, 144A
4.500%	04/30/30		1,175	955,269
Transocean, Inc.,
Gtd. Notes, 144A
7.250%	11/01/25		250	186,564
7.500%	01/15/26		650	460,081
8.000%	02/01/27		225	151,030

				29,781,786

Packaging & Containers — 1.4%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	06/30/27		1,107	821,997
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	08/15/26	(a)	375	317,713
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27	(a)	425	298,082
Graham Packaging Co., Inc.,
Gtd. Notes, 144A
7.125%	08/15/28		820	657,437
Intelligent Packaging Holdco Issuer LP (Canada),
Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%
9.000%	01/15/26	(a)	425	374,181
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A
6.000%	09/15/28		960	796,301
Iris Escrow Issuer Corp. (Canada),
Sr. Unsec’d. Notes, 144A
10.000%	12/15/28		775	624,055
LABL, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	11/01/28	(a)	525	424,404
6.750%	07/15/26		50	44,915

SEE NOTES TO FINANCIAL STATEMENTS.

A126

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Packaging & Containers (cont’d.)
Sr. Unsec’d. Notes, 144A
8.250%	11/01/29	(a)	1,175	$887,293
10.500%	07/15/27		150	126,215
OI European Group BV,
Gtd. Notes, 144A
4.750%	02/15/30	(a)	325	275,084
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.375%	08/15/25		200	190,710
6.625%	05/13/27	(a)	220	205,305
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28	(a)	500	425,085
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27	(a)	50	42,719
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A
9.250%	08/01/24		150	137,331
TriMas Corp.,
Gtd. Notes, 144A
4.125%	04/15/29	(a)	325	277,147

				6,925,974

Pharmaceuticals — 2.2%
AdaptHealth LLC,
Gtd. Notes, 144A
4.625%	08/01/29		500	411,055
5.125%	03/01/30	(a)	750	630,560
6.125%	08/01/28		820	727,764
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	(a)	1,550	825,877
5.000%	02/15/29		600	311,691
5.250%	01/30/30		1,200	624,770
5.250%	02/15/31		1,250	641,864
6.250%	02/15/29		4,910	2,621,091
7.000%	01/15/28		475	271,938
Embecta Corp.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/30	(a)	875	739,812
6.750%	02/15/30		175	158,148
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29		550	491,053
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	(a)	450	398,227
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31	(a)	900	776,745
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A
7.750%	11/15/25		1,100	782,277

				10,412,872

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines — 3.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	(a)	750	$672,602
5.750%	01/15/28	(a)	1,825	1,662,430
7.875%	05/15/26		200	199,809
Cheniere Energy Partners LP,
Gtd. Notes
4.000%	03/01/31		900	767,287
Cheniere Energy, Inc.,
Sr. Sec’d. Notes
4.625%	10/15/28		2,450	2,216,537
CNX Midstream Partners LP,
Gtd. Notes, 144A
4.750%	04/15/30		150	125,784
DCP Midstream Operating LP,
Gtd. Notes
5.625%	07/15/27		395	383,055
Gtd. Notes, 144A
6.450%	11/03/36		200	190,976
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30	(oo)	625	537,509
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
5.500%	07/15/28		50	43,311
Sr. Unsec’d. Notes, 144A
6.000%	07/01/25		101	97,142
6.500%	07/01/27		810	753,474
7.500%	06/01/27		175	168,591
7.500%	06/01/30		175	168,315
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.875%	01/15/29		400	339,051
7.000%	08/01/27		260	229,887
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40		2,069	1,711,810
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28		1,275	1,084,096
6.000%	12/31/30		975	815,803
7.500%	10/01/25		175	169,997
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		440	385,758
4.125%	08/15/31		240	206,132
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.600%(cc)	02/01/25		475	439,352
3.950%	06/01/25		275	259,538
4.550%(cc)	02/01/30		575	497,745
5.450%	04/01/44		75	62,278
5.500%	08/15/48		300	245,894

				14,434,163

SEE NOTES TO FINANCIAL STATEMENTS.

A127

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate — 1.5%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25		1,925	$1,616,238
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25		1,825	1,732,187
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29		625	484,206
4.375%	02/01/31		500	378,019
5.375%	08/01/28		720	603,396
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29		1,525	1,309,860
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
5.250%	04/15/30		1,050	777,120
5.750%	01/15/29		200	152,831

				7,053,857

Real Estate Investment Trusts (REITs) — 2.6%
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		375	255,212
9.750%	06/15/25		1,112	1,098,809
Sr. Unsec’d. Notes
4.750%	02/15/28		2,350	1,732,270
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31		600	468,857
5.000%	10/15/27	(a)	825	756,502
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
7.500%	06/01/25	(a)	1,435	1,434,083
Sabra Health Care LP,
Gtd. Notes
5.125%	08/15/26		300	291,630
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29	(a)	330	269,981
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25		3,755	3,623,454
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
4.750%	04/15/28	(a)	445	366,742
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.500%	01/15/28		1,175	1,067,260
4.625%	06/15/25		185	176,274
4.625%	12/01/29		1,175	1,056,679

				12,597,753

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail — 3.6%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30	(a)	2,050	$1,645,489
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		400	347,940
At Home Group, Inc.,
Gtd. Notes, 144A
7.125%	07/15/29		1,850	1,047,269
Sr. Sec’d. Notes, 144A
4.875%	07/15/28		100	73,136
BCPE Ulysses Intermediate, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%
7.750%	04/01/27		150	92,266
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		200	187,782
Sr. Unsec’d. Notes
3.875%	05/15/23		250	245,895
Carrols Restaurant Group, Inc.,
Gtd. Notes, 144A
5.875%	07/01/29	(a)	750	548,067
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	02/07/25		250	236,082
8.500%	10/30/25	(a)	1,075	1,041,286
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A
6.750%	01/15/30	(a)	1,025	787,402
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		425	362,495
Foundation Building Materials, Inc.,
Gtd. Notes, 144A
6.000%	03/01/29		1,200	884,350
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		450	316,407
3.875%	10/01/31	(a)	1,000	695,361
LBM Acquisition LLC,
Gtd. Notes, 144A
6.250%	01/15/29		1,100	703,340
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/29		500	382,666
Park River Holdings, Inc.,
Gtd. Notes, 144A
5.625%	02/01/29	(a)	1,995	1,284,147
Patrick Industries, Inc.,
Gtd. Notes, 144A
4.750%	05/01/29	(a)	375	279,006
7.500%	10/15/27		575	538,770
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25		2,600	2,444,472
SRS Distribution, Inc.,
Gtd. Notes, 144A
6.000%	12/01/29		475	372,607

SEE NOTES TO FINANCIAL STATEMENTS.

A128

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27		275	$258,409
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31	(a)	1,100	935,880
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/29	(a)	1,125	955,815
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A
6.875%	10/15/28	(a)	625	500,705

				17,167,044

Software — 0.4%
Black Knight InfoServ LLC,
Gtd. Notes, 144A
3.625%	09/01/28		1,410	1,224,531
Dun & Bradstreet Corp. (The),
Gtd. Notes, 144A
5.000%	12/15/29		200	172,701
Rackspace Technology Global, Inc.,
Sr. Sec’d. Notes, 144A
3.500%	02/15/28	(a)	530	415,248

				1,812,480

Telecommunications — 4.1%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27		950	875,368
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25	(a)	1,201	1,038,878
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	03/01/26		425	391,782
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000%
10.000%	04/01/24		259	251,418
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000%
8.000%	04/01/25		672	453,346
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A
8.000%	12/31/26	(a)	618	417,818
Sr. Sec’d. Notes, 144A
8.750%	05/25/24		1,050	977,871
8.750%	05/25/24		1,058	984,918
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23	(a)	5,310	3,191,817
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
6.500%	10/15/26		675	607,287
7.000%	10/15/28	(a)	900	786,661
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23^	(d)	1,595	2

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Gtd. Notes, 144A
8.500%	10/15/24^	(d)	25	$—
9.750%	07/15/25^	(d)	3,955	4
Sr. Sec’d. Notes, 144A
6.500%	03/15/30	(a)	2,355	1,943,956
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.750%	07/15/29		145	112,285
4.250%	07/01/28	(a)	460	368,598
4.625%	09/15/27		335	288,019
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39	(a)	935	738,126
Sr. Unsec’d. Notes, Series U
7.650%	03/15/42		125	96,107
Northwestern Bell Telephone,
Sr. Unsec’d. Notes
7.750%	05/01/30		100	103,102
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	(a)	430	453,106
8.750%	03/15/32		731	881,101
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25	(a)	885	923,869
7.625%	03/01/26	(a)	500	527,412
7.875%	09/15/23		1,175	1,213,596
Switch Ltd.,
Gtd. Notes, 144A
4.125%	06/15/29		275	272,867
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/15/25		930	754,573
Viavi Solutions, Inc.,
Gtd. Notes, 144A
3.750%	10/01/29		150	126,159
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	03/01/27	(a)	510	423,075
Sr. Unsec’d. Notes, 144A
6.125%	03/01/28		960	695,592

				19,898,713

Toys/Games/Hobbies — 0.0%
Mattel, Inc.,
Gtd. Notes, 144A
3.375%	04/01/26		125	114,800

Trucking & Leasing — 0.1%
Fortress Transportation & Infrastructure Investors LLC,
Sr. Unsec’d. Notes, 144A
5.500%	05/01/28	(a)	775	641,560

TOTAL CORPORATE BONDS (cost $448,259,400)				372,332,192

SEE NOTES TO FINANCIAL STATEMENTS.

A129

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
Adjustable Rate Mortgage Trust,
Series 2005-07, Class 1A1
3.268%(cc)	10/25/35	4	$3,026
Alternative Loan Trust,
Series 2005-43, Class 4A3
2.737%(cc)	10/25/35	2	1,407
Series 2006-HY13, Class 4A1
3.163%(cc)	02/25/37	2	1,634
Series 2006-OA09, Class 2A1A, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
1.822%(c)	07/20/46	2	1,815
American Home Mortgage Assets Trust,
Series 2006-04, Class 1A12, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
1.834%(c)	10/25/46	16	8,899
Banc of America Funding Trust,
Series 2006-B, Class 2A1
3.034%(cc)	03/20/36	3	3,122
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
3.396%(cc)	09/25/37	7	6,402
HarborView Mortgage Loan Trust,
Series 2006-05, Class 2A1A, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)
1.972%(c)	07/19/46	4	2,301
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.380% (Cap N/A, Floor 0.380%)
2.004%(c)	09/25/46	3	2,857
JPMorgan Mortgage Trust,
Series 2007-S03, Class 1A96
6.000%	08/25/37	10	6,034
MASTR Adjustable Rate Mortgages Trust,
Series 2006-OA01, Class 1A1, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
1.834%(c)	04/25/46	2	1,477
Residential Accredit Loans Trust,
Series 2006-QA02, Class 3A1
5.404%(cc)	02/25/36	10	7,794
Residential Asset Securitization Trust,
Series 2007-A05, Class 2A3
6.000%	05/25/37	3	1,720
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2007-HY01, Class 2A3
3.036%(cc)	02/25/37	2	1,606
Series 2007-HY01, Class 4A1
3.145%(cc)	02/25/37	2	2,244

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $55,106)			52,338

U.S. TREASURY OBLIGATION(k) — 6.4%
U.S. Treasury Notes
2.750%	04/30/27	31,209	30,789,629

(cost $30,841,859)

	Shares	Value

COMMON STOCKS — 2.9%
Electric Utilities — 0.3%
GenOn Energy Holdings, Inc. (Class A Stock) (original cost $1,273,580; purchased 02/28/19)*^(f)	11,836	$1,491,336
Keycon Power Holdings LLC*^	2,150	303,150

		1,794,486

Gas Utilities — 0.8%
Ferrellgas Partners LP (Class B Stock)^	18,116	3,731,896

Independent Power & Renewable Electricity Producers — 0.2%
Vistra Corp.	44,042	1,006,360

Oil, Gas & Consumable Fuels — 1.3%
Chesapeake Energy Corp.(a)	62,000	5,028,200
Chesapeake Energy Corp. Backstop Commitment	1,220	98,942
Civitas Resources, Inc.(a)	20,197	1,056,101

		6,183,243

Wireless Telecommunication Services — 0.3%
Intelsat Emergence SA (Luxembourg)*	52,734	1,489,735

TOTAL COMMON STOCKS (cost $7,406,249)		14,205,720

PREFERRED STOCKS — 0.7%
Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), Series K, 6.375%(c), 3 Month LIBOR + 3.550%, Maturing 05/10/24(oo)	11,850	308,337

Construction Materials — 0.0%
New Millennium Homes LLC, Maturing 01/01/49^	409	2,045

Gas Utilities — 0.6%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	2,850	2,850,000

Media — 0.0%
Adelphia Communications Corp.^	700	1

TOTAL PREFERRED STOCKS (cost $3,061,417)		3,160,383

	Units
RIGHTS* — 0.0%
Wireless Telecommunication Services
Intelsat Jackson Holdings SA, Series A, CVR (Luxembourg), expiring 12/05/25^	5,521	52,619
Intelsat Jackson Holdings SA, Series B, CVR (Luxembourg), expiring 12/05/25^	5,521	10,929

TOTAL RIGHTS (cost $0)		63,548

SEE NOTES TO FINANCIAL STATEMENTS.

A130

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Units	Value

WARRANTS* — 0.0%
Chemicals
TPC Group, Inc., expiring 08/01/24^ (cost $0)	1,057,859	$106

TOTAL LONG-TERM INVESTMENTS (cost $514,540,846)		443,354,537

	Shares

SHORT-TERM INVESTMENTS — 27.0%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	28,419,990	28,419,990
PGIM Institutional Money Market Fund (cost $101,453,240; includes $101,318,281 of cash collateral for securities on loan)(b)(wa)	101,561,203	101,469,798

TOTAL SHORT-TERM INVESTMENTS (cost $129,873,230)		129,889,788

TOTAL INVESTMENTS—119.0% (cost $644,414,076)		573,244,325

Liabilities in excess of other assets(z) — (19.0)%		(91,422,348)

NET ASSETS — 100.0%		$481,821,977

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $8,785,766 and 1.8% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $98,388,799; cash collateral of $101,318,281 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $1,273,580. The aggregate value of $1,491,336 is 0.3% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at June 30, 2022:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

TPC Group, Inc., DIP Facility, Term SOFR + 0.000%, 0.000%(c), Maturity Date 05/31/23 (cost $117,849)^	118	$117,842	$—	$(7)

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
118	2 Year U.S. Treasury Notes	Sep.2022	$24,781,844	$ (90,802)
82	5 Year U.S. Treasury Notes	Sep.2022	9,204,500	(15,645)

SEE NOTES TO FINANCIAL STATEMENTS.

A131

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Futures contracts outstanding at June 30, 2022 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions (cont’d):
232	10 Year U.S. Treasury Notes	Sep. 2022	$27,499,250	$(176,843)

				(283,290)

Short Positions:
2	20 Year U.S. Treasury Bonds	Sep. 2022	277,250	1,477
17	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	2,623,844	44,484

				45,961

				$(237,329)

Credit default swap agreements outstanding at June 30, 2022:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
EQT Corp.	12/20/22	5.000	%(Q)	450	0.983%	$9,202	$8,003	$1,199	Credit Suisse International

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.38.V1	06/20/32	1.000	%(Q)	18,770	$259,522	$487,789	$228,267

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.38.V2	06/20/27	5.000	%(Q)	11,271	5.757%	$(290,334)	$(313,403)	$(23,069)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A132

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at June 30, 2022:

Reference Entity	Financing Rate		Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreement:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR	(Q)	BNP Paribas S.A.	03/20/23	(1,250)	$39,680	$—	$39,680

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$8,003	$—	$40,879	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$690,000	$916,517

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$9,176,119	$—
Bank Loans	—	13,050,173	308,325
Convertible Bond	—	216,004	—
Corporate Bonds	—	372,296,826	35,366
Residential Mortgage-Backed Securities	—	52,338	—
U.S. Treasury Obligation	—	30,789,629	—
Common Stocks	7,090,661	1,588,677	5,526,382
Preferred Stocks	308,337	—	2,852,046
Rights	—	—	63,548
Warrants	—	—	106

SEE NOTES TO FINANCIAL STATEMENTS.

A133

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$129,889,788	$—	$—

Total	$137,288,786	$427,169,766	$8,785,773

Other Financial Instruments*
Assets
Futures Contracts	$45,961	$—	$—
Centrally Cleared Credit Default Swap Agreement	—	228,267	—
OTC Credit Default Swap Agreement	—	9,202	—
OTC Total Return Swap Agreement	—	39,680	—

Total	$45,961	$277,149	$—

Liabilities
Unfunded Loan Commitment	$—	$—	$(7)
Futures Contracts	(283,290)	—	—
Centrally Cleared Credit Default Swap Agreement	—	(23,069)	—

Total	$(283,290)	$(23,069)	$(7)

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Corporate Bonds	Common Stocks	Preferred Stocks	Rights	Warrants	Unfunded Loan Commitment
Balance as of 12/31/21	$324,666	$35,610	$1,960,190	$3,152,864	$—	$4,972	$—
Realized gain (loss)	1,107	(1)	—	10,500	—	—	—
Change in unrealized appreciation (depreciation)	(30,454)	(204,855)	(84,907)	(9,818)	63,548	(4,866)	(7)
Purchases/Exchanges/Issuances	71,154	—	—	—	—	—	—
Sales/Paydowns	(58,512)	—	(696,741)	(301,500)	—	—	—
Accrued discount/premium	364	204,612	—	—	—	—	—
Transfers into Level 3*	—	—	4,347,840	—	—	—	—
Transfers out of Level 3*	—	—	—	—	—	—	—

Balance as of 06/30/22	$308,325	$35,366	$5,526,382	$2,852,046	$63,548	$106	$(7)

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(25,306)	$(204,606)	$(84,907)	$(9,818)	$63,548	$(4,866)	$(7)

*

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels due to a change in observable and/or unobservable inputs.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of June 30, 2022	Valuation Approach Valuation Approach	Valuation Methodology	Unobservable Inputs

Bank Loans	$71,150	Market	Transaction Based	Unadjusted Purchase Price
Corporate Bonds	35,360	Market	Transaction Based	Unadjusted Last Traded Price
Corporate Bonds	6	Market	Contingent Value	Contingent Value
Common Stocks	303,150	Market	Enterprise Value	Estimated Cash Flow
Common Stocks	3,731,896	Market	Enterprise Value	EBITDA Multiple
Preferred Stocks	2,045	Market	Present Value	Discounted Cash Flow
Preferred Stocks	2,850,000	Market	Transaction Based	Unadjusted Last Traded Price

SEE NOTES TO FINANCIAL STATEMENTS.

A134

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Level 3 Securities**	Fair Value as of June 30, 2022	Valuation Approach Valuation Approach	Valuation Methodology	Unobservable Inputs
Preferred Stocks	$1	Market	Worthless	Estimated Future Distributions
Rights	63,548	Market	Contingent Value	Contingent Value
Warrants	106	Market	Worthless	Estimated Future Distributions
Unfunded Loan Commitments	(7)	Market	Transaction Based	Unadjusted Purchase Price

	$7,057,255

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of June 30, 2022, the aggregate value of these securities and/or derivatives was $1,728,511. The unobservable inputs for these investments were not developed by the Portfolio and are not readily available.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Affiliated Mutual Funds (21.0% represents investments purchased with collateral from securities on loan)	27.0%
Media	6.7
Oil & Gas	6.7
U.S. Treasury Obligation	6.4
Telecommunications	4.8
Electric	4.4
Commercial Services	4.2
Home Builders	4.1
Retail	3.8
Healthcare-Services	3.5
Diversified Financial Services	3.1
Pipelines	3.0
Chemicals	2.9
Foods	2.8
Aerospace & Defense	2.7
Entertainment	2.7
Real Estate Investment Trusts (REITs)	2.6
Pharmaceuticals	2.2
Collateralized Loan Obligations	1.9
Mining	1.7
Auto Manufacturers	1.5
Real Estate	1.5
Packaging & Containers	1.4
Building Materials	1.4
Gas Utilities	1.4
Auto Parts & Equipment	1.4
Lodging	1.3
Oil, Gas & Consumable Fuels	1.3
Software	1.0
Airlines	0.9
Healthcare-Products	0.8
Gas	0.8
Housewares	0.6
Computers	0.5
Internet	0.5
Household Products/Wares	0.5
Machinery-Diversified	0.4
Advertising	0.4
Distribution/Wholesale	0.4
Electric Utilities	0.3
Insurance	0.3
Electrical Components & Equipment	0.3

Wireless Telecommunication Services	0.3%
Banks	0.3
Engineering & Construction	0.3
Iron/Steel	0.3
Agriculture	0.2
Apparel	0.2
Electronics	0.2
Independent Power & Renewable Electricity Producers	0.2
Miscellaneous Manufacturing	0.2
Trucking & Leasing	0.1
Leisure Time	0.1
Environmental Control	0.1
Machinery-Construction & Mining	0.1
Metal Fabricate/Hardware	0.1
Coal	0.1
Capital Markets	0.1
Office/Business Equipment	0.0	*
Home Furnishings	0.0	*
Toys/Games/Hobbies	0.0	*
Residential Mortgage-Backed Securities	0.0	*
Construction Materials	0.0	*

	119.0
Liabilities in excess of other assets	(19.0)

	100.0%

* Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A135

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$228,267	*	Due from/to broker-variation margin swaps	$23,069	*
Credit contracts	Premiums paid for OTC swap agreements	8,003		—	—
Credit contracts	Unrealized appreciation on OTC swap agreements	1,199		—	—
Interest rate contracts	Due from/to broker-variation margin futures	45,961	*	Due from/to broker-variation margin futures	283,290	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	39,680		—	—

		$323,110			$306,359

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Credit contracts	$—	$952,345
Interest rate contracts	(4,286,283)	1,193

Total	$(4,286,283)	$953,538

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Credit contracts	$—	$214,891
Interest rate contracts	(437,079)	39,680

Total	$(437,079)	$254,571

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$77,323,862
Futures Contracts - Short Positions (1)	3,384,948
Credit Default Swap Agreements - Buy Protection (1)	16,028,333
Credit Default Swap Agreements - Sell Protection (1)	4,207,050
Total Return Swap Agreements (1)	416,667

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A136

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$98,388,799	$(98,388,799)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BNP Paribas S.A.	$39,680	$—	$39,680	$—	$39,680
Credit Suisse International	9,202	—	9,202	—	9,202

	$48,882	$—	$48,882	$—	$48,882

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A137

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value, including securities on loan of $98,388,799:
Unaffiliated investments (cost $514,540,846)	$443,354,537
Affiliated investments (cost $129,873,230)	129,889,788
Cash	9,817
Dividends and interest receivable	8,357,927
Receivable for investments sold	1,861,588
Deposit with broker for centrally cleared/exchange-traded derivatives	690,000
Due from broker-variation margin futures	316,436
Receivable for Portfolio shares sold	97,560
Unrealized appreciation on OTC swap agreements	40,879
Premiums paid for OTC swap agreements	8,003
Tax reclaim receivable	1,075
Prepaid expenses	703

Total Assets	584,628,313

LIABILITIES
Payable to broker for collateral for securities on loan	101,318,281
Payable for investments purchased	627,434
Accrued expenses and other liabilities	462,010
Management fee payable	212,034
Payable for Portfolio shares purchased	172,567
Due to broker-variation margin swaps	10,348
Distribution fee payable	1,600
Payable to affiliate	1,075
Affiliated transfer agent fee payable	980
Unrealized depreciation on unfunded loan commitments	7

Total Liabilities	102,806,336

NET ASSETS	$481,821,977

Net assets were comprised of:
Partners’ Equity	$481,821,977

Class I:
Net asset value and redemption price per share, $474,036,521 / 81,980,938 outstanding shares of beneficial interest	$5.78

Class III:
Net asset value and redemption price per share, $7,785,456 / 1,350,106 outstanding shares of beneficial interest	$5.77

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $4,174 foreign withholding tax)	$15,026,871
Unaffiliated dividend income (net of $948 foreign withholding tax, all of which is reimbursable by an affiliate)	695,994
Income from securities lending, net (including affiliated income of $77,678)	112,188
Affiliated dividend income	61,537

Total income	15,896,590

EXPENSES
Management fee	1,445,848
Distribution fee—Class III	8,942
Custodian and accounting fees	38,495
Shareholders’ reports	24,615
Audit fee	23,208
Legal fees and expenses	11,005
Trustees’ fees	8,028
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	12,931

Total expenses	1,578,369
Less: Fee waivers and/or expense reimbursement	(71,672)

Net expenses	1,506,697

NET INVESTMENT INCOME (LOSS)	14,389,893

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(35,630))	4,274,208
Futures transactions	(4,286,283)
Swap agreements transactions	953,538

941,463

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $430)	(90,212,474)
Futures	(437,079)
Swap agreements	254,571
Unfunded loan commitments	(731)

(90,395,713)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(89,454,250)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(75,064,357)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$14,389,893	$28,155,051
Net realized gain (loss) on investment transactions	941,463	6,025,005
Net change in unrealized appreciation (depreciation) on investments	(90,395,713)	7,730,935

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(75,064,357)	41,910,991

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	12,986,561	34,073,944
Portfolio shares purchased	(24,279,768)	(37,040,105)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(11,293,207)	(2,966,161)

TOTAL INCREASE (DECREASE)	(86,357,564)	38,944,830
NET ASSETS:
Beginning of period	568,179,541	529,234,711

End of period	$481,821,977	$568,179,541

SEE NOTES TO FINANCIAL STATEMENTS.

A138

PSF PGIM HIGH YIELD BOND PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019	2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$6.67		$6.18	$5.77	$4.96	$5.17		$5.10

Income (Loss) From Investment Operations:
Net investment income (loss)	0.17		0.33	0.35	0.34	0.33		0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.06)		0.16	0.06	0.47	(0.39)		0.07

Total from investment operations	(0.89)		0.49	0.41	0.81	(0.06)		0.39

Less Dividends and Distributions	—		—	—	—	(0.15)		(0.32)
Capital Contributions	—		—	—	—	—	(b)(c)	—

Net Asset Value, end of period	$5.78		$6.67	$6.18	$5.77	$4.96		$5.17

Total Return(d)	(13.34)%		7.93%	7.11%	16.33%	(1.26	)%(e)	7.80%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$474		$562	$529	$522	$474		$508
Average net assets (in millions)	$523		$550	$497	$507	$499		$3,549
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.57	%(g)	0.57%	0.57%	0.57%	0.57%		0.57%
Expenses before waivers and/or expense reimbursement	0.60	%(g)	0.59%	0.61%	0.62%	0.62%		0.57%
Net investment income (loss)	5.48	%(g)	5.11%	6.16%	6.28%	6.50%		6.17%
Portfolio turnover rate(h)	21%		48%	61%	58%	47%		54%

Class III
	Six Months Ended June 30, 2022		April 26, 2021(i) through December 31, 2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$6.66		$6.41

Income (Loss) From Investment Operations:
Net investment income (loss)	0.16		0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.05)		0.03

Total from investment operations	(0.89)		0.25

Net Asset Value, end of period	$5.77		$6.66

Total Return(d)	(13.36)%		3.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8		$6
Average net assets (in millions)	$7		$2
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.82	%(g)	0.80	%(j)
Expenses before waivers and/or expense reimbursement	0.85	%(g)	0.82	%(j)
Net investment income (loss)	5.25	%(g)	4.72	%(j)
Portfolio turnover rate(h)	21%		48%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(i)	Commencement of offering.
(j)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A139

PSF PGIM JENNISON BLEND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS
Aerospace & Defense — 2.0%
Airbus SE (France)	382,007	$37,185,108
Raytheon Technologies Corp.	562,751	54,085,999

		91,271,107

Automobiles — 4.3%
General Motors Co.*	776,455	24,660,211
Tesla, Inc.*	256,625	172,816,407

		197,476,618

Banks — 5.7%
Bank of America Corp.	1,940,927	60,421,058
Citigroup, Inc.	527,563	24,262,622
JPMorgan Chase & Co.	624,948	70,375,394
PNC Financial Services Group, Inc. (The)	331,447	52,292,393
Truist Financial Corp.	1,106,342	52,473,801

		259,825,268

Beverages — 0.9%
PepsiCo, Inc.	249,820	41,635,001

Biotechnology — 0.3%
Vertex Pharmaceuticals, Inc.*	42,187	11,887,875

Building Products — 1.0%
Johnson Controls International PLC	913,682	43,747,094

Capital Markets — 2.5%
Blackstone, Inc.	317,680	28,981,947
Goldman Sachs Group, Inc. (The)	283,714	84,268,732

		113,250,679

Chemicals — 1.5%
Linde PLC (United Kingdom)(a)	232,057	66,723,349

Communications Equipment — 0.7%
Cisco Systems, Inc.	701,099	29,894,861

Consumer Finance — 0.6%
SLM Corp.(a)	1,832,340	29,207,500

Containers & Packaging — 1.3%
Crown Holdings, Inc.	628,934	57,968,847

Electric Utilities — 0.9%
NextEra Energy, Inc.	520,122	40,288,650

Energy Equipment & Services — 0.5%
Schlumberger NV	674,923	24,135,246

Entertainment — 0.9%
Netflix, Inc.*	129,320	22,614,189
ROBLOX Corp. (Class A Stock)*(a)	168,626	5,541,050
Spotify Technology SA*	141,933	13,317,573

		41,472,812

Equity Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.	97,852	25,009,993

Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	84,208	40,359,210
Walmart, Inc.	429,613	52,232,349

		92,591,559

	Shares	Value
COMMON STOCKS (continued)
Food Products — 1.1%
Mondelez International, Inc. (Class A Stock)	834,573	$51,818,638

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	929,302	100,968,663
Intuitive Surgical, Inc.*	107,399	21,556,053

		122,524,716

Health Care Providers & Services — 3.4%
Centene Corp.*	505,908	42,804,876
Cigna Corp.	104,539	27,548,117
Laboratory Corp. of America Holdings	161,900	37,942,884
UnitedHealth Group, Inc.	87,831	45,112,637

		153,408,514

Hotels, Restaurants & Leisure — 2.7%
Airbnb, Inc. (Class A Stock)*	311,950	27,788,506
Chipotle Mexican Grill, Inc.*	11,361	14,851,781
Marriott International, Inc. (Class A Stock)	140,480	19,106,685
McDonald’s Corp.	247,669	61,144,522

		122,891,494

Household Products — 1.4%
Procter & Gamble Co. (The)	427,008	61,399,480

Insurance — 3.5%
Chubb Ltd.	366,753	72,096,305
Marsh & McLennan Cos., Inc.	298,606	46,358,581
MetLife, Inc.	677,761	42,556,613

		161,011,499

Interactive Media & Services — 5.5%
Alphabet, Inc. (Class A Stock)*	68,594	149,484,160
Alphabet, Inc. (Class C Stock)*	36,305	79,415,372
Meta Platforms, Inc. (Class A Stock)*	131,607	21,221,629

		250,121,161

Internet & Direct Marketing Retail — 4.0%
Amazon.com, Inc.*	1,290,800	137,095,868
MercadoLibre, Inc. (Brazil)*	67,721	43,129,473

		180,225,341

IT Services — 4.4%
Adyen NV (Netherlands), 144A*	28,823	41,940,071
Affirm Holdings, Inc.*(a)	541,863	9,786,046
Mastercard, Inc. (Class A Stock)	166,657	52,576,950
Shopify, Inc. (Canada) (Class A Stock)*(a)	265,130	8,282,661
Snowflake, Inc. (Class A Stock)*	123,517	17,176,274
Visa, Inc. (Class A Stock)(a)	354,557	69,808,728

		199,570,730

Life Sciences Tools & Services — 1.5%
Danaher Corp.	266,783	67,634,826

Machinery — 2.2%
Deere & Co.	99,732	29,866,742
Fortive Corp.	593,239	32,260,337

SEE NOTES TO FINANCIAL STATEMENTS.

A140

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)

Machinery (cont’d.)
Otis Worldwide Corp.	507,234	$35,846,227

		97,973,306

Multi-Utilities — 1.3%
Dominion Energy, Inc.	744,252	59,398,752

Oil, Gas & Consumable Fuels — 5.2%
ConocoPhillips	2,615,582	234,905,419

Personal Products — 0.9%
Estee Lauder Cos., Inc. (The) (Class A Stock)	164,817	41,973,945

Pharmaceuticals — 8.2%
AstraZeneca PLC (United Kingdom), ADR	1,418,681	93,732,254
Bristol-Myers Squibb Co.	1,308,386	100,745,722
Eli Lilly & Co.	466,475	151,245,189
Novo Nordisk A/S (Denmark), ADR	236,579	26,361,998

		372,085,163

Road & Rail — 1.5%
Uber Technologies, Inc.*	1,378,732	28,208,857
Union Pacific Corp.	184,052	39,254,610

		67,463,467

Semiconductors & Semiconductor Equipment — 4.7%
Broadcom, Inc.	90,625	44,026,531
Lam Research Corp.	62,817	26,769,465
NVIDIA Corp.	446,888	67,743,752
NXP Semiconductors NV (China)	235,378	34,843,005
QUALCOMM, Inc.	327,647	41,853,628

		215,236,381

Software — 9.4%
Adobe, Inc.*	173,626	63,557,534
Atlassian Corp. PLC (Class A Stock)*	155,792	29,195,421
Crowdstrike Holdings, Inc. (Class A Stock)*	223,220	37,625,963
Microsoft Corp.	775,462	199,161,905
Salesforce, Inc.*	469,347	77,461,029
Trade Desk, Inc. (The) (Class A Stock)*(a)	522,276	21,878,142

		428,879,994

Specialty Retail — 1.0%
Home Depot, Inc. (The)	100,952	27,688,105
Lowe’s Cos., Inc.	114,088	19,927,751

		47,615,856

	Shares	Value

COMMON STOCKS (continued)

Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc.	1,631,259	$223,025,731

Textiles, Apparel & Luxury Goods — 2.4%
Lululemon Athletica, Inc.*	95,147	25,938,024
LVMH Moet Hennessy Louis Vuitton SE (France)	95,634	58,313,085
NIKE, Inc. (Class B Stock)	237,333	24,255,432

		108,506,541

TOTAL LONG-TERM INVESTMENTS
(cost $2,984,593,442)		4,434,057,413

SHORT-TERM INVESTMENTS — 5.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	111,296,914	111,296,914
PGIM Institutional Money Market Fund (cost $157,478,004; includes $157,344,016 of cash collateral for securities on loan)(b)(wa)	157,791,309	157,649,297

TOTAL SHORT-TERM INVESTMENTS (cost $268,774,918)		268,946,211

TOTAL INVESTMENTS—103.4% (cost $3,253,368,360)		4,703,003,624
Liabilities in excess of other assets — (3.4)%		(156,198,922)

NET ASSETS — 100.0%		$4,546,804,702

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $151,239,106; cash collateral of $157,344,016 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A141

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$54,085,999	$37,185,108	$—
Automobiles	197,476,618	—	—
Banks	259,825,268	—	—
Beverages	41,635,001	—	—
Biotechnology	11,887,875	—	—
Building Products	43,747,094	—	—
Capital Markets	113,250,679	—	—
Chemicals	66,723,349	—	—
Communications Equipment	29,894,861	—	—
Consumer Finance	29,207,500	—	—
Containers & Packaging	57,968,847	—	—
Electric Utilities	40,288,650	—	—
Energy Equipment & Services	24,135,246	—	—
Entertainment	41,472,812	—	—
Equity Real Estate Investment Trusts (REITs)	25,009,993	—	—
Food & Staples Retailing	92,591,559	—	—
Food Products	51,818,638	—	—
Health Care Equipment & Supplies	122,524,716	—	—
Health Care Providers & Services	153,408,514	—	—
Hotels, Restaurants & Leisure	122,891,494	—	—
Household Products	61,399,480	—	—
Insurance	161,011,499	—	—
Interactive Media & Services	250,121,161	—	—
Internet & Direct Marketing Retail	180,225,341	—	—
IT Services	157,630,659	41,940,071	—
Life Sciences Tools & Services	67,634,826	—	—
Machinery	97,973,306	—	—
Multi-Utilities	59,398,752	—	—
Oil, Gas & Consumable Fuels	234,905,419	—	—
Personal Products	41,973,945	—	—
Pharmaceuticals	372,085,163	—	—
Road & Rail	67,463,467	—	—
Semiconductors & Semiconductor Equipment	215,236,381	—	—
Software	428,879,994	—	—
Specialty Retail	47,615,856	—	—
Technology Hardware, Storage & Peripherals	223,025,731	—	—
Textiles, Apparel & Luxury Goods	50,193,456	58,313,085	—
Short-Term Investments
Affiliated Mutual Funds	268,946,211	—	—

Total	$4,565,565,360	$137,438,264	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A142

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Software	9.4%
Pharmaceuticals	8.2
Affiliated Mutual Funds (3.5% represents investments purchased with collateral from securities on loan)	5.9
Banks	5.7
Interactive Media & Services	5.5
Oil, Gas & Consumable Fuels	5.2
Technology Hardware, Storage & Peripherals	4.9
Semiconductors & Semiconductor Equipment	4.7
IT Services	4.4
Automobiles	4.3
Internet & Direct Marketing Retail	4.0
Insurance	3.5
Health Care Providers & Services	3.4
Hotels, Restaurants & Leisure	2.7
Health Care Equipment & Supplies	2.7
Capital Markets	2.5
Textiles, Apparel & Luxury Goods	2.4
Machinery	2.2
Food & Staples Retailing	2.0
Aerospace & Defense	2.0
Life Sciences Tools & Services	1.5

Road & Rail	1.5%
Chemicals	1.5
Household Products	1.4
Multi-Utilities	1.3
Containers & Packaging	1.3
Food Products	1.1
Specialty Retail	1.0
Building Products	1.0
Personal Products	0.9
Beverages	0.9
Entertainment	0.9
Electric Utilities	0.9
Communications Equipment	0.7
Consumer Finance	0.6
Equity Real Estate Investment Trusts (REITs)	0.5
Energy Equipment & Services	0.5
Biotechnology	0.3

103.4
Liabilities in excess of other assets	(3.4)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:
Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$151,239,106	$(151,239,106)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A143

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value, including securities on loan of $151,239,106:
Unaffiliated investments (cost $2,984,593,442)	$4,434,057,413
Affiliated investments (cost $268,774,918)	268,946,211
Cash	44
Dividends receivable	4,194,653
Tax reclaim receivable	1,101,616
Receivable for Portfolio shares sold	11,177
Prepaid expenses and other assets	432,195

Total Assets	4,708,743,309

LIABILITIES
Payable to broker for collateral for securities on loan	157,344,016
Management fee payable	1,749,014
Payable for investments purchased	1,541,476
Payable for Portfolio shares purchased	618,994
Payable to affiliate	404,054
Accrued expenses and other liabilities	278,265
Trustees’ fees payable	1,001
Affiliated transfer agent fee payable	980
Distribution fee payable	508
Administration fee payable	299

Total Liabilities	161,938,607

NET ASSETS	$4,546,804,702

Net assets were comprised of:
Partners’ Equity	$4,546,804,702

Class I:
Net asset value and redemption price per share, $4,544,425,005 / 62,954,897 outstanding shares of beneficial interest	$72.19

Class II:
Net asset value and redemption price per share, $1,623,105 / 23,108 outstanding shares of beneficial interest	$70.24

Class III:
Net asset value and redemption price per share, $756,592 / 10,512 outstanding shares of beneficial interest	$71.97

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $293,922 foreign withholding tax, of which $17,374 is reimbursable by an affiliate)	$34,884,691
Affiliated dividend income	355,325
Income from securities lending, net (including affiliated income of $43,119)	43,373

Total income	35,283,389

EXPENSES
Management fee	12,058,464
Distribution fee—Class II	2,425
Distribution fee—Class III	890
Administration fee—Class II	1,455
Custodian and accounting fees	148,002
Shareholders’ reports	57,461
Trustees’ fees	44,510
Legal fees and expenses	23,597
Audit fee	12,397
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	56,066

Total expenses	12,410,564

NET INVESTMENT INCOME (LOSS)	22,872,825

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $36,368)	(13,383,884)
Foreign currency transactions	14,764

(13,369,120)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(47,116))	(1,669,722,190)
Foreign currencies	(10,314)

(1,669,732,504)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(1,683,101,624)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,660,228,799)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$22,872,825	$27,094,027
Net realized gain (loss) on investment and foreign currency transactions	(13,369,120)	458,080,561
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,669,732,504)	633,394,382

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,660,228,799)	1,118,568,970

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	1,852,482	8,893,934
Portfolio shares purchased	(177,022,743)	(419,616,091)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(175,170,261)	(410,722,157)

TOTAL INCREASE (DECREASE)	(1,835,399,060)	707,846,813
NET ASSETS:
Beginning of period	6,382,203,762	5,674,356,949

End of period	$4,546,804,702	$6,382,203,762

SEE NOTES TO FINANCIAL STATEMENTS.

A144

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$98.09		$81.50	$63.18	$49.02		$51.52		$40.96

Income (Loss) From Investment Operations:
Net investment income (loss)	0.36		0.40	0.53	0.66		0.53		0.41
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(26.26)		16.19	17.79	13.50		(3.07)		10.15

Total from investment operations	(25.90)		16.59	18.32	14.16		(2.54)		10.56

Capital Contributions	—		—	—	—	(b)(c)	0.04	(b)	—

Net Asset Value, end of period	$72.19		$98.09	$81.50	$63.18		$49.02		$51.52

Total Return(d)	(26.40)%		20.36%	29.00%	28.89	%(e)	(4.85	)%(f)	25.78%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,544.4		$6,379.2	$5,672.4	$4,711.0		$3,919.6		$4,415.6
Average net assets (in millions)	$5,401.1		$6,084.1	$4,776.8	$4,406.8		$4,497.1		$4,098.8
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.46	%(h)	0.46%	0.47%	0.47%		0.47%		0.47%
Expenses before waivers and/or expense reimbursement	0.46	%(h)	0.46%	0.47%	0.47%		0.47%		0.47%
Net investment income (loss)	0.85	%(h)	0.45%	0.80%	1.16%		0.98%		0.89%
Portfolio turnover rate(i)	12%		29%	62%	43%		37%		55%

Class II
	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$95.64		$79.78	$62.09	$48.37		$51.04		$40.74

Income (Loss) From Investment Operations:
Net investment income (loss)	0.18		0.04	0.26	0.43		0.32		0.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(25.58)		15.82	17.43	13.29		(3.03)		10.07

Total from investment operations	(25.40)		15.86	17.69	13.72		(2.71)		10.30

Capital Contributions	—		—	—	—	(b)(c)	0.04	(b)	—

Net Asset Value, end of period	$70.24		$95.64	$79.78	$62.09		$48.37		$51.04

Total Return(d)	(26.56)%		19.88%	28.49%	28.36	%(e)	(5.23	)%(f)	25.28%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.6		$2.3	$2.0	$1.7		$1.5		$1.7
Average net assets (in millions)	$2.0		$2.2	$1.7	$1.6		$1.8		$1.8
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.86	%(h)	0.86%	0.87%	0.87%		0.87%		0.87%
Expenses before waivers and/or expense reimbursement	0.86	%(h)	0.86%	0.87%	0.87%		0.87%		0.87%
Net investment income (loss)	0.45	%(h)	0.04%	0.40%	0.76%		0.59%		0.50%
Portfolio turnover rate(i)	12%		29%	62%	43%		37%		55%

SEE NOTES TO FINANCIAL STATEMENTS.

A145

PSF PGIM JENNISON BLEND PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class III
	Six Months Ended June 30, 2022		April 26, 2021(j) through December 31, 2021

Per Share Operating Performance(a):
Net Asset Value, beginning of period	$97.92		$87.74

Income (Loss) From Investment Operations:
Net investment income (loss)	0.27		0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(26.22)		10.06

Total from investment operations	(25.95)		10.18

Net Asset Value, end of period	$71.97		$97.92

Total Return(d)	(26.50)%		11.60%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.8		$0.6
Average net assets (in millions)	$0.7		$0.2
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.71	%(h)	0.70	%(k)
Expenses before waivers and/or expense reimbursement	0.71	%(h)	0.70	%(k)
Net investment income (loss)	0.64	%(h)	0.18	%(k)
Portfolio turnover rate(i)	12%		29%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)

Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (4.93)% and (5.31)% for Class I and Class II, respectively.

(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(j)	Commencement of offering.
(k)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A146

PSF PGIM JENNISON FOCUSED BLEND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 95.1%

COMMON STOCKS
Aerospace & Defense — 1.6%
Airbus SE (France)	26,229	$2,553,168

Automobiles — 4.3%
General Motors Co.*	47,798	1,518,065
Tesla, Inc.*	7,991	5,381,299

		6,899,364

Banks — 5.8%
Bank of America Corp.	71,707	2,232,239
JPMorgan Chase & Co.	22,075	2,485,866
PNC Financial Services Group, Inc. (The)	14,859	2,344,304
Truist Financial Corp.	47,391	2,247,755

		9,310,164

Biotechnology — 0.4%
Vertex Pharmaceuticals, Inc.*	2,578	726,455

Building Products — 1.4%
Johnson Controls International PLC	46,713	2,236,618

Capital Markets — 3.2%
Blackstone, Inc.	12,178	1,110,999
Goldman Sachs Group, Inc. (The)	13,513	4,013,631

		5,124,630

Chemicals — 1.5%
Linde PLC (United Kingdom)(a)	8,510	2,446,880

Containers & Packaging — 1.5%
Crown Holdings, Inc.	26,933	2,482,415

Electric Utilities — 1.2%
NextEra Energy, Inc.	24,690	1,912,487

Equity Real Estate Investment Trusts (REITs) — 0.9%
SBA Communications Corp.	4,528	1,449,186

Food & Staples Retailing — 3.7%
Costco Wholesale Corp.	5,340	2,559,355
Walmart, Inc.	27,784	3,377,979

		5,937,334

Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	34,587	3,757,877
Dexcom, Inc.*	10,592	789,422
Intuitive Surgical, Inc.*	3,522	706,901

		5,254,200

Health Care Providers & Services — 2.6%
Laboratory Corp. of America Holdings	5,727	1,342,180
UnitedHealth Group, Inc.	5,462	2,805,447

		4,147,627

Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc. (Class A Stock)*	11,925	1,062,279
McDonald’s Corp.	11,501	2,839,367

		3,901,646

Insurance — 4.3%
Chubb Ltd.	21,690	4,263,820

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
MetLife, Inc.	43,636	$2,739,905

		7,003,725

Interactive Media & Services — 5.2%
Alphabet, Inc. (Class A Stock)*	2,656	5,788,115
Alphabet, Inc. (Class C Stock)*	1,011	2,211,512
ZoomInfo Technologies, Inc.*(a)	13,963	464,130

		8,463,757

Internet & Direct Marketing Retail — 4.5%
Amazon.com, Inc.*	55,840	5,930,766
MercadoLibre, Inc. (Brazil)*	2,119	1,349,528

		7,280,294

IT Services — 3.6%
Adyen NV (Netherlands), 144A*	1,509	2,195,731
Mastercard, Inc. (Class A Stock)	9,702	3,060,787
Snowflake, Inc. (Class A Stock)*	4,077	566,948

		5,823,466

Life Sciences Tools & Services — 1.0%
Danaher Corp.	6,529	1,655,232

Machinery — 0.7%
Deere & Co.	3,768	1,128,403

Multi-Utilities — 1.9%
Dominion Energy, Inc.	37,885	3,023,602

Oil, Gas & Consumable Fuels — 5.1%
ConocoPhillips	91,251	8,195,252

Personal Products — 1.5%
Estee Lauder Cos., Inc. (The) (Class A Stock)	9,530	2,427,005

Pharmaceuticals — 10.3%
AstraZeneca PLC (United Kingdom), ADR	58,574	3,869,984
Bristol-Myers Squibb Co.	45,499	3,503,423
Eli Lilly & Co.	23,176	7,514,355
Novo Nordisk A/S (Denmark), ADR	16,228	1,808,286

		16,696,048

Road & Rail — 1.9%
Union Pacific Corp.	14,710	3,137,349

Semiconductors & Semiconductor Equipment — 5.7%
ASML Holding NV (Netherlands)	2,489	1,184,465
Broadcom, Inc.	3,194	1,551,677
Lam Research Corp.	2,653	1,130,576
NVIDIA Corp.	13,991	2,120,896
NXP Semiconductors NV (China)(a)	9,743	1,442,256
QUALCOMM, Inc.	13,501	1,724,618

		9,154,488

Software — 8.4%
Atlassian Corp. PLC (Class A Stock)*	4,335	812,379
Crowdstrike Holdings, Inc. (Class A Stock)*	4,804	809,762
HubSpot, Inc.*	1,836	551,994
Microsoft Corp.	42,753	10,980,253

SEE NOTES TO FINANCIAL STATEMENTS.

A147

PSF PGIM JENNISON FOCUSED BLEND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Salesforce, Inc.*	2,348	$387,514

		13,541,902

Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	40,325	5,513,234

Textiles, Apparel & Luxury Goods — 3.9%
Lululemon Athletica, Inc.*	5,958	1,624,210
LVMH Moet Hennessy Louis Vuitton SE (France)	5,046	3,076,812
NIKE, Inc. (Class B Stock)	16,352	1,671,175

		6,372,197

TOTAL LONG-TERM INVESTMENTS (cost $131,203,818)		153,798,128

SHORT-TERM INVESTMENTS — 7.4%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	7,713,467	7,713,467
PGIM Institutional Money Market Fund (cost $4,248,676; includes $4,248,053 of cash collateral for securities on loan)(b)(wa)	4,252,360	4,248,533

TOTAL SHORT-TERM INVESTMENTS (cost $11,962,143)		11,962,000

TOTAL INVESTMENTS—102.5% (cost $143,165,961)		165,760,128
Liabilities in excess of other assets — (2.5)%		(4,091,790)

NET ASSETS — 100.0%		$161,668,338

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,100,884; cash collateral of $4,248,053 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$—	$2,553,168	$—
Automobiles	6,899,364	—	—
Banks	9,310,164	—	—
Biotechnology	726,455	—	—
Building Products	2,236,618	—	—
Capital Markets	5,124,630	—	—
Chemicals	2,446,880	—	—
Containers & Packaging	2,482,415	—	—
Electric Utilities	1,912,487	—	—
Equity Real Estate Investment Trusts (REITs)	1,449,186	—	—
Food & Staples Retailing	5,937,334	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A148

PSF PGIM JENNISON FOCUSED BLEND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Health Care Equipment & Supplies	$5,254,200	$—	$—
Health Care Providers & Services	4,147,627	—	—
Hotels, Restaurants & Leisure	3,901,646	—	—
Insurance	7,003,725	—	—
Interactive Media & Services	8,463,757	—	—
Internet & Direct Marketing Retail	7,280,294	—	—
IT Services	3,627,735	2,195,731	—
Life Sciences Tools & Services	1,655,232	—	—
Machinery	1,128,403	—	—
Multi-Utilities	3,023,602	—	—
Oil, Gas & Consumable Fuels	8,195,252	—	—
Personal Products	2,427,005	—	—
Pharmaceuticals	16,696,048	—	—
Road & Rail	3,137,349	—	—
Semiconductors & Semiconductor Equipment	9,154,488	—	—
Software	13,541,902	—	—
Technology Hardware, Storage & Peripherals	5,513,234	—	—
Textiles, Apparel & Luxury Goods	3,295,385	3,076,812	—
Short-Term Investments
Affiliated Mutual Funds	11,962,000	—	—

Total	$157,934,417	$7,825,711	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Pharmaceuticals	10.3%
Software	8.4
Affiliated Mutual Funds (2.6% represents investments purchased with collateral from securities on loan)	7.4
Banks	5.8
Semiconductors & Semiconductor Equipment	5.7
Interactive Media & Services	5.2
Oil, Gas & Consumable Fuels	5.1
Internet & Direct Marketing Retail	4.5
Insurance	4.3
Automobiles	4.3
Textiles, Apparel & Luxury Goods	3.9
Food & Staples Retailing	3.7
IT Services	3.6
Technology Hardware, Storage & Peripherals	3.4
Health Care Equipment & Supplies	3.2
Capital Markets	3.2
Health Care Providers & Services	2.6

Hotels, Restaurants & Leisure	2.4%
Road & Rail	1.9
Multi-Utilities	1.9
Aerospace & Defense	1.6
Containers & Packaging	1.5
Chemicals	1.5
Personal Products	1.5
Building Products	1.4
Electric Utilities	1.2
Life Sciences Tools & Services	1.0
Equity Real Estate Investment Trusts (REITs)	0.9
Machinery	0.7
Biotechnology	0.4

102.5
Liabilities in excess of other assets	(2.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A149

PSF PGIM JENNISON FOCUSED BLEND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$4,100,884	$(4,100,884)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A150

PSF PGIM JENNISON FOCUSED BLEND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value, including securities on loan of $4,100,884:
Unaffiliated investments (cost $131,203,818)	$153,798,128
Affiliated investments (cost $11,962,143)	11,962,000
Receivable for Portfolio shares sold	201,845
Dividends receivable	146,577
Tax reclaim receivable	44,321
Prepaid expenses	456

Total Assets	166,153,327

LIABILITIES
Payable to broker for collateral for securities on loan	4,248,053
Management fee payable	103,068
Accrued expenses and other liabilities	52,295
Payable for Portfolio shares purchased	36,277
Distribution fee payable	19,628
Payable to affiliate	12,842
Administration fee payable	11,733
Affiliated transfer agent fee payable	980
Trustees’ fees payable	113

Total Liabilities	4,484,989

NET ASSETS	$161,668,338

Net assets were comprised of:
Partners’ Equity	$161,668,338

Class I:
Net asset value and redemption price per share, $69,633,600 / 1,642,944 outstanding shares of beneficial interest	$42.38

Class II:
Net asset value and redemption price per share, $91,664,328 / 2,298,585 outstanding shares of beneficial interest	$39.88

Class III:
Net asset value and redemption price per share, $370,410 / 8,765 outstanding shares of beneficial interest	$42.26

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $26,053 foreign withholding tax, of which $1,021 is reimbursable by an affiliate)	$1,220,501
Affiliated dividend income	16,133
Income from securities lending, net (including affiliated income of $866)	1,423

Total income	1,238,057

EXPENSES
Management fee	713,499
Distribution fee—Class II	135,240
Distribution fee—Class III	466
Administration fee—Class II	81,144
Custodian and accounting fees	37,403
Shareholders’ reports	15,530
Audit fee	12,199
Legal fees and expenses	10,605
Trustees’ fees	5,793
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	9,914

Total expenses	1,027,090

NET INVESTMENT INCOME (LOSS)	210,967

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,304))	(7,454,915)
Foreign currency transactions	(4,035)

(7,458,950)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(151))	(54,119,530)
Foreign currencies	(272)

(54,119,802)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(61,578,752)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(61,367,785)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$210,967	$(445,264)
Net realized gain (loss) on investment and foreign currency transactions	(7,458,950)	41,312,210
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(54,119,802)	(6,561,836)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(61,367,785)	34,305,110

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	6,531,495	11,647,926
Portfolio shares purchased	(11,199,690)	(35,699,218)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(4,668,195)	(24,051,292)

TOTAL INCREASE (DECREASE)	(66,035,980)	10,253,818
NET ASSETS:
Beginning of period	227,704,318	217,450,500

End of period	$161,668,338	$227,704,318

SEE NOTES TO FINANCIAL STATEMENTS.

A151

PSF PGIM JENNISON FOCUSED BLEND PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2022		2021	2020		2019	2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$58.22		$49.83	$38.06		$29.52	$31.19		$23.94

Income (Loss) From Investment Operations:
Net investment income (loss)	0.11		0.02 (b)	0.16		0.23	0.26		0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(15.95)		8.37	11.61		8.31	(1.95)		7.15

Total from investment operations	(15.84)		8.39	11.77		8.54	(1.69)		7.25

Capital Contributions	—		—	—		—	0.02	(d)	—

Net Asset Value, end of period	$42.38		$58.22	$49.83		$38.06	$29.52		$31.19

Total Return(e)	(27.21)%		16.84%	30.92%		28.93%	(5.35	)%(f)	30.28%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$69.6		$97.2	$86.7		$71.7	$59.0		$68.9
Average net assets (in millions)	$82.4		$93.3	$73.4		$66.3	$68.9		$64.7
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.85	%(h)	0.84%	0.86%		0.87%	0.82%		0.82%
Expenses before waivers and/or expense reimbursement	0.85	%(h)	0.84%	0.86%		0.87%	0.84%		0.87%
Net investment income (loss)	0.45	%(h)	0.04%	0.39%		0.66%	0.80%		0.36%
Portfolio turnover rate(i)	28%		66%	82%		61%	42%		99%

Class II
	Six Months Ended		Year Ended December 31,
	June 30, 2022		2021	2020		2019	2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$54.88		$47.17	$36.17		$28.17	$29.88		$23.03

Income (Loss) From Investment Operations:
Net investment income (loss)	0.01		(0.19)	—	(c)	0.09	0.13		(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(15.01)		7.90	11.00		7.91	(1.86)		6.86

Total from investment operations	(15.00)		7.71	11.00		8.00	(1.73)		6.85

Capital Contributions	—		—	—		—	0.02	(d)	—

Net Asset Value, end of period	$39.88		$54.88	$47.17		$36.17	$28.17		$29.88

Total Return(e)	(27.33)%		16.35%	30.41%		28.40%	(5.72	)%(f)	29.74%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$91.7		$130.1	$130.8		$121.4	$118.6		$156.1
Average net assets (in millions)	$109.1		$131.9	$117.4		$118.1	$147.4		$150.7
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	1.25	%(h)	1.24%	1.26%		1.27%	1.22%		1.22%
Expenses before waivers and/or expense reimbursement	1.25	%(h)	1.24%	1.26%		1.27%	1.24%		1.27%
Net investment income (loss)	0.05	%(h)	(0.36)%	—	%(c)	0.26%	0.40%		(0.04)%
Portfolio turnover rate(i)	28%		66%	82%		61%	42%		99%

SEE NOTES TO FINANCIAL STATEMENTS.

A152

PSF PGIM JENNISON FOCUSED BLEND PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class III
	Six Months Ended June 30, 2022		April 26, 2021(j) through December 31, 2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$58.12		$54.19

Income (Loss) From Investment Operations:
Net investment income (loss)	0.05		(0.11)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(15.91)		4.04

Total from investment operations	(15.86)		3.93

Net Asset Value, end of period	$42.26		$58.12

Total Return(e)	(27.29)%		7.25%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.4		$0.4
Average net assets (in millions)	$0.4		$0.2
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	1.10	%(h)	1.09	%(k)
Expenses before waivers and/or expense reimbursement	1.10	%(h)	1.09	%(k)
Net investment income (loss)	0.22	%(h)	(0.27	)%(k)
Portfolio turnover rate(i)	28%		66%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)

Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (5.41)% and (5.79)% for Class I and Class II, respectively.

(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(j)	Commencement of offering.
(k)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A153

PSF PGIM JENNISON GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.3%

COMMON STOCKS
Automobiles — 7.2%
Tesla, Inc.*	244,003	$164,316,500

Biotechnology — 0.6%
Vertex Pharmaceuticals, Inc.*	47,498	13,384,462

Capital Markets — 3.5%
Goldman Sachs Group, Inc. (The)	95,313	28,309,867
KKR & Co., Inc.	447,865	20,731,671
S&P Global, Inc.	88,953	29,982,498

		79,024,036

Energy Equipment & Services — 1.6%
Schlumberger NV	1,015,620	36,318,571

Entertainment — 0.4%
ROBLOX Corp. (Class A Stock)*(a)	294,386	9,673,524

Equity Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.	147,999	37,827,064

Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	88,729	42,526,035

Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	271,772	29,528,028
Dexcom, Inc.*	171,716	12,797,993
Intuitive Surgical, Inc.*	67,863	13,620,783

		55,946,804

Health Care Providers & Services — 2.2%
UnitedHealth Group, Inc.	99,638	51,177,066

Hotels, Restaurants & Leisure — 3.4%
Airbnb, Inc. (Class A Stock)*	334,909	29,833,694
Chipotle Mexican Grill, Inc.*	18,118	23,684,936
Marriott International, Inc. (Class A Stock)	171,679	23,350,061

		76,868,691

Interactive Media & Services — 9.0%
Alphabet, Inc. (Class A Stock)*	37,387	81,475,994
Alphabet, Inc. (Class C Stock)*	36,451	79,734,740
Meta Platforms, Inc. (Class A Stock)*	147,281	23,749,061
Snap, Inc. (Class A Stock)*(a)	702,338	9,221,698
ZoomInfo Technologies, Inc.*(a)	302,705	10,061,914

		204,243,407

Internet & Direct Marketing Retail — 7.0%
Amazon.com, Inc.*	1,285,360	136,518,086
MercadoLibre, Inc. (Brazil)*	35,192	22,412,729

		158,930,815

IT Services — 8.9%
Adyen NV (Netherlands), 144A*	26,162	38,068,075
Mastercard, Inc. (Class A Stock)	202,600	63,916,248
Snowflake, Inc. (Class A Stock)*	169,923	23,629,493
Visa, Inc. (Class A Stock)(a)	397,598	78,283,070

		203,896,886

Life Sciences Tools & Services — 2.1%
Danaher Corp.	193,440	49,040,909

	Shares	Value

COMMON STOCKS (continued)
Multiline Retail — 0.7%
Target Corp.	115,169	$16,265,318

Personal Products — 2.4%
Estee Lauder Cos., Inc. (The) (Class A Stock)	211,888	53,961,517

Pharmaceuticals — 4.7%
Eli Lilly & Co.	238,985	77,486,106
Novo Nordisk A/S (Denmark), ADR	269,448	30,024,591

		107,510,697

Road & Rail — 1.1%
Uber Technologies, Inc.*	1,282,496	26,239,868

Semiconductors & Semiconductor Equipment — 5.3%
ASML Holding NV (Netherlands)	28,147	13,394,594
Broadcom, Inc.	88,816	43,147,701
NVIDIA Corp.	426,006	64,578,250

		121,120,545

Software — 14.8%
Adobe, Inc.*	115,493	42,277,367
Atlassian Corp. PLC (Class A Stock)*(a)	151,494	28,389,976
Crowdstrike Holdings, Inc. (Class A Stock)*	225,986	38,092,200
HubSpot, Inc.*	31,766	9,550,448
Microsoft Corp.	548,958	140,988,883
Salesforce, Inc.*	388,499	64,117,875
Trade Desk, Inc. (The) (Class A Stock)*(a)	326,140	13,662,005

		337,078,754

Specialty Retail — 3.9%
Home Depot, Inc. (The)	129,108	35,410,451
O’Reilly Automotive, Inc.*	33,415	21,110,260
TJX Cos., Inc. (The)	580,209	32,404,673

		88,925,384

Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc.	1,166,189	159,441,360

Textiles, Apparel & Luxury Goods — 5.4%
Lululemon Athletica, Inc.*	105,977	28,890,390
LVMH Moet Hennessy Louis Vuitton SE (France)	92,325	56,295,414
NIKE, Inc. (Class B Stock)	379,931	38,828,948

		124,014,752

TOTAL LONG-TERM INVESTMENTS (cost $1,314,762,519)		2,217,732,965

SHORT-TERM INVESTMENTS — 7.6%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	62,714,320	62,714,320

SEE NOTES TO FINANCIAL STATEMENTS.

A154

PSF PGIM JENNISON GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

AFFILIATED MUTUAL FUNDS (continued)
PGIM Institutional Money Market Fund (cost $109,923,966; includes $109,823,373 of cash collateral for securities on loan)(b)(wa)	110,134,327	$110,035,206

TOTAL SHORT-TERM INVESTMENTS (cost $172,638,286)		172,749,526

TOTAL INVESTMENTS—104.9% (cost $1,487,400,805)		2,390,482,491
Liabilities in excess of other assets — (4.9)%		(112,312,463)

NET ASSETS — 100.0%		$2,278,170,028

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $105,572,350; cash collateral of $109,823,373 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Automobiles	$164,316,500	$—	$—
Biotechnology	13,384,462	—	—
Capital Markets	79,024,036	—	—
Energy Equipment & Services	36,318,571	—	—
Entertainment	9,673,524	—	—
Equity Real Estate Investment Trusts (REITs)	37,827,064	—	—
Food & Staples Retailing	42,526,035	—	—
Health Care Equipment & Supplies	55,946,804	—	—
Health Care Providers & Services	51,177,066	—	—
Hotels, Restaurants & Leisure	76,868,691	—	—
Interactive Media & Services	204,243,407	—	—
Internet & Direct Marketing Retail	158,930,815	—	—
IT Services	165,828,811	38,068,075	—
Life Sciences Tools & Services	49,040,909	—	—
Multiline Retail	16,265,318	—	—
Personal Products	53,961,517	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A155

PSF PGIM JENNISON GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Pharmaceuticals	$107,510,697	$—	$—
Road & Rail	26,239,868	—	—
Semiconductors & Semiconductor Equipment	121,120,545	—	—
Software	337,078,754	—	—
Specialty Retail	88,925,384	—	—
Technology Hardware, Storage & Peripherals	159,441,360	—	—
Textiles, Apparel & Luxury Goods	67,719,338	56,295,414	—
Short-Term Investments
Affiliated Mutual Funds	172,749,526	—	—

Total	$2,296,119,002	$94,363,489	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Software	14.8%
Interactive Media & Services	9.0
IT Services	8.9
Affiliated Mutual Funds (4.8% represents investments purchased with collateral from securities on loan)	7.6
Automobiles	7.2
Technology Hardware, Storage & Peripherals	7.0
Internet & Direct Marketing Retail	7.0
Textiles, Apparel & Luxury Goods	5.4
Semiconductors & Semiconductor Equipment	5.3
Pharmaceuticals	4.7
Specialty Retail	3.9
Capital Markets	3.5
Hotels, Restaurants & Leisure	3.4
Health Care Equipment & Supplies	2.5

Personal Products	2.4%
Health Care Providers & Services	2.2
Life Sciences Tools & Services	2.1
Food & Staples Retailing	1.9
Equity Real Estate Investment Trusts (REITs)	1.7
Energy Equipment & Services	1.6
Road & Rail	1.1
Multiline Retail	0.7
Biotechnology	0.6
Entertainment	0.4

104.9
Liabilities in excess of other assets	(4.9)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:
Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$105,572,350	$(105,572,350)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A156

PSF PGIM JENNISON GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value, including securities on loan of $105,572,350:
Unaffiliated investments (cost $1,314,762,519)	$2,217,732,965
Affiliated investments (cost $172,638,286)	172,749,526
Dividends receivable	518,549
Tax reclaim receivable	488,492
Receivable for Portfolio shares sold	335,613
Prepaid expenses and other assets	14,257

Total Assets	2,391,839,402

LIABILITIES
Payable to broker for collateral for securities on loan	109,823,373
Payable for investments purchased	1,758,842
Management fee payable	1,165,255
Payable to affiliate	357,553
Payable for Portfolio shares purchased	346,323
Accrued expenses and other liabilities	197,652
Distribution fee payable	11,318
Administration fee payable	6,251
Trustees’ fees payable	1,827
Affiliated transfer agent fee payable	980

Total Liabilities	113,669,374

NET ASSETS	$2,278,170,028

Net assets were comprised of:
Partners’ Equity	$2,278,170,028

Class I:
Net asset value and redemption price per share, $2,224,466,353 / 23,396,435 outstanding shares of beneficial interest	$95.08

Class II:
Net asset value and redemption price per share, $48,104,727 / 535,169 outstanding shares of beneficial interest	$89.89

Class III:
Net asset value and redemption price per share, $5,598,948 / 59,066 outstanding shares of beneficial interest	$94.79

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $239,626 foreign withholding tax)	$7,236,726
Affiliated dividend income	130,756
Income from securities lending, net (including affiliated income of $30,265)	30,448

Total income	7,397,930

EXPENSES
Management fee	8,446,165
Distribution fee—Class II	76,644
Distribution fee—Class III	6,264
Administration fee—Class II	45,987
Custodian and accounting fees	94,470
Shareholders’ reports	37,483
Trustees’ fees	26,278
Legal fees and expenses	17,715
Audit fee	11,901
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	36,534

Total expenses	8,804,738

NET INVESTMENT INCOME (LOSS)	(1,406,808)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,984))	20,984,073
Foreign currency transactions	(22,110)

20,961,963

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(9,430))	(1,306,142,686)
Foreign currencies	(1,165)

(1,306,143,851)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(1,285,181,888)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,286,588,696)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(1,406,808)	$(11,677,744)
Net realized gain (loss) on investment and foreign currency transactions	20,961,963	364,529,600
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,306,143,851)	165,052,749

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,286,588,696)	517,904,605

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	24,951,722	67,317,387
Portfolio shares purchased	(112,980,314)	(280,555,896)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(88,028,592)	(213,238,509)

TOTAL INCREASE (DECREASE)	(1,374,617,288)	304,666,096
NET ASSETS:
Beginning of period	3,652,787,316	3,348,121,220

End of period	$2,278,170,028	$3,652,787,316

SEE NOTES TO FINANCIAL STATEMENTS.

A157

PSF PGIM JENNISON GROWTH PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2022		2021	2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$147.90		$127.49	$81.62	$61.21		$61.69		$45.13

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.05)		(0.45)	(0.13)	0.09		0.13		0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(52.77)		20.86	46.00	20.32		(0.61)		16.43

Total from investment operations	(52.82)		20.41	45.87	20.41		(0.48)		16.56

Capital Contributions	—		—	—	—	(b)(c)	—	(b)(c)	—

Net Asset Value, end of period	$95.08		$147.90	$127.49	$81.62		$61.21		$61.69

Total Return(d)	(35.71)%		16.01%	56.20%	33.34	%(e)	(0.78	)%(e)	36.69%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,224		$3,566	$3,260	$2,242		$1,803		$1,937
Average net assets (in millions)	$2,772		$3,435	$2,606	$2,073		$2,052		$1,761
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.62	%(g)	0.61%	0.62%	0.62%		0.62%		0.63%
Expenses before waivers and/or expense reimbursement	0.62	%(g)	0.61%	0.62%	0.62%		0.62%		0.63%
Net investment income (loss)	(0.09	)%(g)	(0.32)%	(0.13)%	0.13%		0.19%		0.25%
Portfolio turnover rate(h)	19%		40%	56%	41%		38%		51%

Class II
	Six Months Ended		Year Ended December 31,
	June 30, 2022		2021	2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$140.11		$121.26	$77.94	$58.68		$59.38		$43.62

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.27)		(0.95)	(0.49)	(0.19)		(0.14)		(0.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(49.95)		19.80	43.81	19.45		(0.56)		15.84

Total from investment operations	(50.22)		18.85	43.32	19.26		(0.70)		15.76

Capital Contributions	—		—	—	—	(b)(c)	—	(b)(c)	—

Net Asset Value, end of period	$89.89		$140.11	$121.26	$77.94		$58.68		$59.38

Total Return(d)	(35.84)%		15.55%	55.57%	32.82	%(e)	(1.18	)%(e)	36.13%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$48		$82	$88	$66		$61		$60
Average net assets (in millions)	$62		$85	$72	$64		$70		$49
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	1.02	%(g)	1.01%	1.02%	1.02%		1.02%		1.03%
Expenses before waivers and/or expense reimbursement	1.02	%(g)	1.01%	1.02%	1.02%		1.02%		1.03%
Net investment income (loss)	(0.49	)%(g)	(0.72)%	(0.53)%	(0.27)%		(0.22)%		(0.16)%
Portfolio turnover rate(h)	19%		40%	56%	41%		38%		51%

SEE NOTES TO FINANCIAL STATEMENTS.

A158

PSF PGIM JENNISON GROWTH PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class III
	Six Months Ended June 30, 2022		April 26, 2021(i) through December 31, 2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$147.64		$132.99

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.18)		(0.59)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(52.67)		15.24

Total from investment operations	(52.85)		14.65

Net Asset Value, end of period	$94.79		$147.64

Total Return(d)	(35.80)%		11.02%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6		$5
Average net assets (in millions)	$5		$2
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.87	%(g)	0.86	%(j)
Expenses before waivers and/or expense reimbursement	0.87	%(g)	0.86	%(j)
Net investment income (loss)	(0.31	)%(g)	(0.58	)%(j)
Portfolio turnover rate(h)	19%		40%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(i)	Commencement of offering.
(j)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A159

PSF PGIM JENNISON VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 96.0%

COMMON STOCKS
Aerospace & Defense — 3.2%
Airbus SE (France)	147,946	$14,401,275
Raytheon Technologies Corp.(a)	309,453	29,741,528

		44,142,803

Airlines — 0.8%
Delta Air Lines, Inc.*	391,445	11,340,162

Automobiles — 1.0%
General Motors Co.*	423,421	13,447,851

Banks — 9.9%
Bank of America Corp.	977,073	30,416,282
Citigroup, Inc.	281,475	12,945,035
JPMorgan Chase & Co.	329,579	37,113,891
PNC Financial Services Group, Inc. (The)	179,071	28,252,032
Truist Financial Corp.	597,725	28,350,097

		137,077,337

Beverages — 1.7%
PepsiCo, Inc.	146,142	24,356,026

Biotechnology — 3.7%
AbbVie, Inc.	211,473	32,389,205
Amgen, Inc.	81,264	19,771,531

		52,160,736

Building Products — 1.3%
Johnson Controls International PLC	373,025	17,860,437

Capital Markets — 3.4%
Blackstone, Inc.(a)	141,760	12,932,765
Goldman Sachs Group, Inc. (The)	114,731	34,077,401

		47,010,166

Chemicals — 3.0%
DuPont de Nemours, Inc.	240,008	13,339,645
Linde PLC (United Kingdom)(a)	101,057	29,056,919

		42,396,564

Communications Equipment — 1.2%
Cisco Systems, Inc.	391,360	16,687,590

Consumer Finance — 1.1%
SLM Corp.	997,302	15,896,994

Containers & Packaging — 1.7%
Crown Holdings, Inc.	253,949	23,406,479

Electric Utilities — 1.6%
NextEra Energy, Inc.	282,433	21,877,260

Equity Real Estate Investment Trusts (REITs) — 1.5%
Alexandria Real Estate Equities, Inc.(a)	140,231	20,337,702

Food & Staples Retailing — 1.8%
Walmart, Inc.	209,550	25,477,089

Food Products — 1.8%
Mondelez International, Inc. (Class A Stock)	393,665	24,442,660

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	300,030	32,598,259

	Shares	Value

COMMON STOCKS (continued)

Health Care Providers & Services — 3.9%
Centene Corp.*	275,873	$23,341,614
Cigna Corp.	57,005	15,021,958
Laboratory Corp. of America Holdings	70,741	16,578,861

		54,942,433

Hotels, Restaurants & Leisure — 2.1%
McDonald’s Corp.	116,945	28,871,382

Household Products — 2.2%
Procter & Gamble Co. (The)	210,840	30,316,684

Insurance — 6.9%
Chubb Ltd.	196,379	38,604,184
Marsh & McLennan Cos., Inc.	107,969	16,762,187
MetLife, Inc.	344,118	21,607,169
RenaissanceRe Holdings Ltd. (Bermuda)	120,799	18,889,340

		95,862,880

Interactive Media & Services — 2.2%
Alphabet, Inc. (Class A Stock)*	14,149	30,834,350

Life Sciences Tools & Services — 0.7%
Danaher Corp.	36,759	9,319,142

Machinery — 3.7%
Deere & Co.	54,290	16,258,226
Fortive Corp.	291,081	15,828,985
Otis Worldwide Corp.	276,238	19,521,739

		51,608,950

Multi-Utilities — 3.8%
Ameren Corp.	227,744	20,578,948
Dominion Energy, Inc.	399,632	31,894,630

		52,473,578

Oil, Gas & Consumable Fuels — 9.9%
Chevron Corp.	302,400	43,781,472
ConocoPhillips	428,877	38,517,444
Hess Corp.	247,744	26,245,999
Williams Cos., Inc. (The)	940,282	29,346,201

		137,891,116

Pharmaceuticals — 8.7%
AstraZeneca PLC (United Kingdom), ADR	440,034	29,073,046
Bristol-Myers Squibb Co.	639,318	49,227,486
Eli Lilly & Co.	133,855	43,399,807

		121,700,339

Road & Rail — 1.3%
Union Pacific Corp.	83,491	17,806,960

Semiconductors & Semiconductor Equipment — 4.5%
Broadcom, Inc.	39,055	18,973,309
Lam Research Corp.	23,909	10,188,820
NXP Semiconductors NV (China)(a)	97,752	14,470,229
QUALCOMM, Inc.	153,609	19,622,014

		63,254,372

Software — 2.7%
Microsoft Corp.	103,199	26,504,599

SEE NOTES TO FINANCIAL STATEMENTS.

A160

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Salesforce, Inc.*	68,213	$11,257,874

		37,762,473

Specialty Retail — 0.7%
Lowe’s Cos., Inc.	56,993	9,954,967

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	168,169	22,992,066

TOTAL LONG-TERM INVESTMENTS (cost $922,129,514)		1,336,107,807

SHORT-TERM INVESTMENTS — 9.4%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	53,816,832	53,816,832
PGIM Institutional Money Market Fund (cost $76,953,921; includes $76,919,711 of cash collateral for securities on loan)(b)(wa)	77,023,315	76,953,995

TOTAL SHORT-TERM INVESTMENTS (cost $130,770,753)		130,770,827

TOTAL INVESTMENTS—105.4% (cost $1,052,900,267)		1,466,878,634
Liabilities in excess of other assets — (5.4)%		(75,719,547)

NET ASSETS — 100.0%		$1,391,159,087

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $75,678,722; cash collateral of $76,919,711 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$29,741,528	$14,401,275	$—
Airlines	11,340,162	—	—
Automobiles	13,447,851	—	—
Banks	137,077,337	—	—
Beverages	24,356,026	—	—
Biotechnology	52,160,736	—	—
Building Products	17,860,437	—	—
Capital Markets	47,010,166	—	—
Chemicals	42,396,564	—	—
Communications Equipment	16,687,590	—	—
Consumer Finance	15,896,994	—	—
Containers & Packaging	23,406,479	—	—
Electric Utilities	21,877,260	—	—
Equity Real Estate Investment Trusts (REITs)	20,337,702	—	—
Food & Staples Retailing	25,477,089	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A161

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Food Products	$24,442,660	$—	$—
Health Care Equipment & Supplies	32,598,259	—	—
Health Care Providers & Services	54,942,433	—	—
Hotels, Restaurants & Leisure	28,871,382	—	—
Household Products	30,316,684	—	—
Insurance	95,862,880	—	—
Interactive Media & Services	30,834,350	—	—
Life Sciences Tools & Services	9,319,142	—	—
Machinery	51,608,950	—	—
Multi-Utilities	52,473,578	—	—
Oil, Gas & Consumable Fuels	137,891,116	—	—
Pharmaceuticals	121,700,339	—	—
Road & Rail	17,806,960	—	—
Semiconductors & Semiconductor Equipment	63,254,372	—	—
Software	37,762,473	—	—
Specialty Retail	9,954,967	—	—
Technology Hardware, Storage & Peripherals	22,992,066	—	—
Short-Term Investments
Affiliated Mutual Funds	130,770,827	—	—

Total	$1,452,477,359	$14,401,275	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Oil, Gas & Consumable Fuels	9.9%
Banks	9.9
Affiliated Mutual Funds (5.5% represents investments purchased with collateral from securities on loan)	9.4
Pharmaceuticals	8.7
Insurance	6.9
Semiconductors & Semiconductor Equipment	4.5
Health Care Providers & Services	3.9
Multi-Utilities	3.8
Biotechnology	3.7
Machinery	3.7
Capital Markets	3.4
Aerospace & Defense	3.2
Chemicals	3.0
Software	2.7
Health Care Equipment & Supplies	2.3
Interactive Media & Services	2.2
Household Products	2.2
Hotels, Restaurants & Leisure	2.1
Food & Staples Retailing	1.8

Food Products	1.8%
Beverages	1.7
Containers & Packaging	1.7
Technology Hardware, Storage & Peripherals	1.7
Electric Utilities	1.6
Equity Real Estate Investment Trusts (REITs)	1.5
Building Products	1.3
Road & Rail	1.3
Communications Equipment	1.2
Consumer Finance	1.1
Automobiles	1.0
Airlines	0.8
Specialty Retail	0.7
Life Sciences Tools & Services	0.7

105.4
Liabilities in excess of other assets	(5.4)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A162

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:
Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$75,678,722	$(75,678,722)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A163

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value, including securities on loan of $75,678,722:
Unaffiliated investments (cost $922,129,514)	$1,336,107,807
Affiliated investments (cost $130,770,753)	130,770,827
Cash	49
Dividends receivable	1,409,594
Tax reclaim receivable	685,758
Receivable for Portfolio shares sold	91,083
Prepaid expenses and other assets	167,970

Total Assets	1,469,233,088

LIABILITIES
Payable to broker for collateral for securities on loan	76,919,711
Management fee payable	471,982
Payable to affiliate	340,549
Payable for Portfolio shares purchased	229,426
Accrued expenses and other liabilities	108,036
Distribution fee payable	2,187
Administration fee payable	1,130
Affiliated transfer agent fee payable	980

Total Liabilities	78,074,001

NET ASSETS	$1,391,159,087

Net assets were comprised of:
Partners’ Equity	$1,391,159,087

Class I:
Net asset value and redemption price per share, $1,380,751,427 / 33,445,786 outstanding shares of beneficial interest	$41.28

Class II:
Net asset value and redemption price per share, $8,938,012 / 223,298 outstanding shares of beneficial interest	$40.03

Class III:
Net asset value and redemption price per share, $1,469,648 / 35,704 outstanding shares of beneficial interest	$41.16

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $71,506 foreign withholding tax, of which $11,457 is reimbursable by an affiliate)	$16,332,294
Affiliated dividend income	130,371
Affiliated income from securities lending, net	9,338

Total income	16,472,003

EXPENSES
Management fee	3,082,040
Distribution fee—Class II	12,331
Distribution fee—Class III	1,639
Administration fee—Class II	7,399
Custodian and accounting fees	51,335
Shareholders’ reports	32,818
Trustees’ fees	15,401
Legal fees and expenses	13,313
Audit fee	11,901
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	20,022

Total expenses	3,253,496

NET INVESTMENT INCOME (LOSS)	13,218,507

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(3,780))	71,594,616
Foreign currency transactions	(402)

71,594,214

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(7,952))	(301,495,146)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(229,900,932)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(216,682,425)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$13,218,507	$21,706,648
Net realized gain (loss) on investment and foreign currency transactions	71,594,214	113,558,071
Net change in unrealized appreciation (depreciation) on investments	(301,495,146)	238,270,819

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(216,682,425)	373,535,538

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	7,966,825	16,872,668
Portfolio shares purchased	(57,817,188)	(112,907,503)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(49,850,363)	(96,034,835)

TOTAL INCREASE (DECREASE)	(266,532,788)	277,500,703
NET ASSETS:
Beginning of period	1,657,691,875	1,380,191,172

End of period	$1,391,159,087	$1,657,691,875

SEE NOTES TO FINANCIAL STATEMENTS.

A164

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2022		2021	2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$47.64		$37.28	$35.99	$28.55		$31.68		$27.08

Income (Loss) From Investment Operations:
Net investment income (loss)	0.39		0.61	0.66	0.67		0.56		0.47
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(6.75)		9.75	0.63	6.77		(3.71)		4.13

Total from investment operations	(6.36)		10.36	1.29	7.44		(3.15)		4.60

Capital Contributions	—		—	—	—	(b)(c)	0.02	(b)	—

Net Asset Value, end of period	$41.28		$47.64	$37.28	$35.99		$28.55		$31.68

Total Return(d)	(13.35)%		27.79%	3.58%	26.06	%(e)	(9.88	)%(f)	16.99%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,380.8		$1,646.0	$1,371.2	$1,429.9		$1,226.4		$1,480.3
Average net assets (in millions)	$1,542.5		$1,543.8	$1,236.8	$1,354.1		$1,416.6		$1,412.8
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.42	%(h)	0.42%	0.43%	0.43%		0.43%		0.43%
Expenses before waivers and/or expense reimbursement	0.42	%(h)	0.42%	0.43%	0.43%		0.43%		0.43%
Net investment income (loss)	1.72	%(h)	1.40%	2.03%	2.04%		1.76%		1.63%
Portfolio turnover rate(i)	15%		17%	32%	25%		23%		16%

Class II
	Six Months Ended		Year Ended December 31,
	June 30, 2022		2021	2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$46.28		$36.36	$35.25	$28.07		$31.27		$26.84

Income (Loss) From Investment Operations:
Net investment income (loss)	0.29		0.42	0.51	0.53		0.42		0.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(6.54)		9.50	0.60	6.65		(3.64)		4.08

Total from investment operations	(6.25)		9.92	1.11	7.18		(3.22)		4.43

Capital Contributions	—		—	—	—	(b)(c)	0.02	(b)	—

Net Asset Value, end of period	$40.03		$46.28	$36.36	$35.25		$28.07		$31.27

Total Return(d)	(13.50)%		27.28%	3.15%	25.58	%(e)	(10.23	)%(f)	16.51%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8.9		$10.7	$9.0	$8.7		$6.1		$7.5
Average net assets (in millions)	$9.9		$10.1	$7.9	$7.4		$7.2		$7.1
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.82	%(h)	0.82%	0.83%	0.83%		0.83%		0.83%
Expenses before waivers and/or expense reimbursement	0.82	%(h)	0.82%	0.83%	0.83%		0.83%		0.83%
Net investment income (loss)	1.32	%(h)	1.00%	1.62%	1.63%		1.36%		1.23%
Portfolio turnover rate(i)	15%		17%	32%	25%		23%		16%

SEE NOTES TO FINANCIAL STATEMENTS.

A165

PSF PGIM JENNISON VALUE PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class III
	Six Months Ended June 30, 2022		April 26, 2021(j) through December 31, 2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$47.56		$42.77

Income (Loss) From Investment Operations:
Net investment income (loss)	0.34		0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(6.74)		4.50

Total from investment operations	(6.40)		4.79

Net Asset Value, end of period	$41.16		$47.56

Total Return(d)	(13.46)%		11.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.5		$1.0
Average net assets (in millions)	$1.3		$0.4
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.67	%(h)	0.66	%(k)
Expenses before waivers and/or expense reimbursement	0.67	%(h)	0.66	%(k)
Net investment income (loss)	1.50	%(h)	0.92	%(k)
Portfolio turnover rate(i)	15%		17%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)

Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (9.94)% and (10.29)% for Class I and Class II, respectively.

(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(j)	Commencement of offering.
(k)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A166

PSF PGIM TOTAL RETURN BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS — 100.7%
ASSET-BACKED SECURITIES — 23.0%
Automobiles — 1.2%
AmeriCredit Automobile Receivables Trust,
Series 2020-02, Class D
2.130%	03/18/26	300		$288,782
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27	600		551,093
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C
1.320%	07/15/25	300		297,431
Series 2020-03A, Class D
1.730%	07/15/26	200		194,348
Series 2021-02A, Class C
0.980%	06/15/26	10		9,618
Series 2021-02A, Class D
1.400%	04/15/27	20		18,639
Series 2022-01A, Class E, 144A
5.020%	10/15/29	1,300		1,182,911
GM Financial Automobile Leasing Trust,
Series 2020-02, Class C
2.560%	07/22/24	1		991
Hertz Vehicle Financing III LLC,
Series 2022-01A, Class C, 144A
2.630%	06/25/26	200		185,076
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	2,300		2,027,746
Series 2021-02A, Class B, 144A
2.120%	12/27/27	200		176,566
Hertz Vehicle Financing LLC,
Series 2021-01A, Class C, 144A
2.050%	12/26/25	100		92,144
Series 2022-02A, Class B, 144A
2.650%	06/26/28	400		361,148
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A
33.784%	01/25/28	739		905,442
Series 2020-02, Class D, 144A
1.487%	02/25/28	461		451,384
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	3,500		3,416,997
Series 2019-01A, Class B, 144A
3.950%	11/14/28	800		777,243
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A
7.375%	05/15/32	762		755,641
Santander Drive Auto Receivables Trust,
Series 2019-03, Class C
2.490%	10/15/25	—(r	)	475
Series 2020-02, Class D
2.220%	09/15/26	400		391,462
Series 2020-03, Class D
1.640%	11/16/26	1,400		1,365,323

				13,450,460

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Debt Obligations — 0.4%
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands),
Series 2022-FL01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 1.450%)
2.229%(c)	01/15/37		3,000	$2,909,809
MF1 Ltd. (Cayman Islands),
Series 2022-FL08, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)
2.142%(c)	02/19/37		1,550	1,490,360

				4,400,169

Collateralized Loan Obligations — 18.8%
AlbaCore Euro CLO DAC (Ireland),
Series 04A, Class B1, 144A, 3 Month EURIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.600%(c)	07/15/35	EUR	5,500	5,439,245
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
0.770%(c)	04/15/32	EUR	10,000	10,104,648
Atrium (Cayman Islands),
Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)
1.966%(c)	04/22/27		6,989	6,895,703
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.144%(c)	10/17/32		3,500	3,407,953
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR2, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
2.024%(c)	10/15/28		1,337	1,324,173
Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
2.514%(c)	05/17/31		3,000	2,932,399
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	10/15/35	EUR	6,500	6,508,939
Carlyle Euro CLO Ltd. (Ireland),
Series 2021-02A, Class A2B, 144A
2.100%	10/15/35	EUR	6,250	6,017,776
Carlyle Global Market Strategies Euro CLO Ltd. (Ireland),
Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.750%(c)	11/15/31	EUR	10,000	10,188,345
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.224%(c)	01/15/30		4,000	3,921,720
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
2.164%(c)	04/24/31		1,500	1,467,836
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
2.246%(c)	01/22/31		3,750	3,682,586

SEE NOTES TO FINANCIAL STATEMENTS.

A167

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
2.274%(c)	10/15/29		7,195	$7,118,477
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
2.324%(c)	07/15/29		240	237,393
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.286%(c)	01/22/31		2,000	1,966,259
Greenwood Park CLO Ltd.,
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
2.054%(c)	04/15/31		6,000	5,868,152
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
2.244%(c)	04/26/31		3,500	3,430,081
Hayfin Emerald CLO DAC (Ireland),
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.100%(c)	11/17/32	EUR	10,500	10,800,835
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
2.363%(c)	02/05/31		3,973	3,895,481
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
2.214%(c)	04/25/31		2,494	2,445,895
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.263%(c)	10/20/34		6,625	6,370,379
Series 2019-14A, Class A2R, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
2.813%(c)	10/20/34		6,750	6,310,674
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
2.304%(c)	04/25/32		2,000	1,954,743
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
2.218%(c)	04/21/31		9,635	9,453,466
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
2.164%(c)	07/15/31		6,000	5,885,018
OCP CLO Ltd. (Cayman Islands),
Series 2020-18A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
2.153%(c)	07/20/32		5,000	4,870,106
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.536%(c)	10/30/30		1,236	1,236,901

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.224%(c)	10/15/34		7,000	$6,724,215
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
2.093%(c)	04/20/31		3,958	3,883,154
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.471%(c)	05/07/31		4,955	4,843,803
Signal Peak CLO Ltd. (Cayman Islands),
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
2.294%(c)	04/25/31		5,750	5,640,223
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
2.383%(c)	10/20/32		12,500	12,290,694
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
2.284%(c)	01/26/31		3,500	3,440,671
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.419%(c)	10/29/34		3,000	2,886,052
Series 2017-01A, Class BRR, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
2.939%(c)	10/29/34		4,000	3,786,672
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
2.284%(c)	01/17/30		3,430	3,396,490
TICP CLO Ltd. (Cayman Islands),
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
2.203%(c)	01/20/31		3,000	2,949,434
Toro European CLO DAC (Ireland),
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	07/15/34	EUR	8,000	8,028,451
Trinitas Euro CLO DAC (Ireland),
Series 02A, Class CR, 144A, 3 Month EURIBOR + 3.750% (Cap N/A, Floor 3.750%)
3.750%(c)	04/15/35	EUR	4,500	4,458,072
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
2.154%(c)	04/25/31		3,000	2,929,487
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.194%(c)	01/17/31		6,500	6,387,003
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.263%(c)	10/20/31		2,750	2,697,124

SEE NOTES TO FINANCIAL STATEMENTS.

A168

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
2.254%(c)	10/15/34		1,750	$1,684,437
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.994%(c)	04/15/29		4,902	4,840,425

				214,601,590

Consumer Loans — 0.8%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	400	292,300
Lending Funding Trust,
Series 2020-02A, Class A, 144A
2.320%	04/21/31		300	270,084
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28		1,000	979,092
Series 2021-01A, Class B, 144A
2.470%	11/20/31		100	83,288
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		700	694,528
Series 2020-AA, Class A, 144A
2.190%	08/21/34		500	480,277
OneMain Financial Issuance Trust,
Series 2020-01A, Class A, 144A
3.840%	05/14/32		874	871,012
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,500	1,335,727
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		1,400	1,393,202
Series 2019-A, Class D, 144A
6.220%	08/08/25		1,800	1,717,640
Oportun Funding XIV LLC,
Series 2021-A, Class B, 144A
1.760%	03/08/28		300	282,252
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A
3.070%	03/15/32		1,200	1,133,806

				9,533,208

Credit Cards — 0.2%
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, 1 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)
2.340%(c)	11/15/28	GBP	1,625	1,980,476

Home Equity Loans — 0.0%
Floating Rate Mortgage Pass-Through Certificates,
Series 2001-02, Class M3, 1 Month LIBOR + 2.925% (Cap N/A, Floor 2.925%)
4.549%(c)	10/25/31		169	176,828

Interest Rate	Maturity Date			Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (cont’d.)
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.824%(c)	08/25/35			81	$79,193
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
2.644%(c)	10/25/33			120	117,588

					373,609

Other — 0.2%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
3.974%(c)	04/25/23			220	217,656
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
4.424%(c)	06/25/24			2,250	2,191,553

					2,409,209

Residential Mortgage-Backed Securities — 0.5%
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
2.404%(c)	10/25/34			534	518,313
LSF11 Boson Investments Sarl Compartment 2 (Luxembourg),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)
1.637%(c)	11/25/60		EUR	915	937,561
Merrill Lynch Mortgage Investors Trust,
Series 2004-OPT01, Class A1A, 1 Month LIBOR + 0.520% (Cap N/A, Floor 0.520%)
2.144%(c)	06/25/35			132	131,302
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
1.500%(c)	09/27/75		EUR	1,447	1,456,016
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
3.000%(c)	04/16/23	^	EUR	2,021	2,079,956

					5,123,148

Student Loans — 0.9%
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A
0.000%	02/25/43			2,980	820,653
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43			874	852,313
Series 2018-D, Class A, 144A
0.000%(cc)	11/25/43			889	872,330
Series 2019-A, Class R, 144A
0.000%	10/25/48	^		1,574	326,803
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69			37	34,570

SEE NOTES TO FINANCIAL STATEMENTS.

A169

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Student Loans (cont’d.)
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
0.000%(cc)	12/15/45		2,205	$2,154,838
Series 2019-D, Class 1PT, 144A
3.018%(cc)	01/16/46		1,873	1,825,469
Series 2019-F, Class PT1, 144A
3.932%(cc)	02/15/45		1,846	1,778,396
SoFi RR Funding II Trust,
Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
2.874%(c)	11/29/24		397	396,515
SoFi RR Funding III Trust,
Series 2020-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
2.874%(c)	11/29/24		1,116	1,115,833

				10,177,720

TOTAL ASSET-BACKED SECURITIES (cost $277,692,123)				262,049,589

BANK LOANS — 1.3%
Airlines — 0.1%
United Airlines, Inc.,
Class B Term Loan, 1 Month LIBOR + 3.750%
5.392%(c)	04/21/28		682	629,838

Chemicals — 0.0%
Axalta Coating Systems U.S. Holdings, Inc.,
Term Loan, 3 Month LIBOR 1.750%
4.000%(c)	06/01/24		1	1,005
Starfruit Finco BV (Netherlands),
Initial Dollar Term Loan, 3 Month LIBOR + 3.000%
5.250%(c)	10/01/25		155	146,140
TPC Group, Inc.,
Term Loan, Term SOFR + 10.000%
11.241%(c)	05/31/23	^	21	21,204

				168,349

Commercial Services — 0.0%
Adtalem Global Education, Inc.,
Term B Loan, 1 Month LIBOR + 4.000%
5.595%(c)	08/12/28		336	319,448

Computers — 0.2%
McAfee Corp.,
Tranche B-1 Term Loan, Term SOFR + 4.000%
5.145%(c)	03/01/29		1,350	1,221,750
Peraton Corp.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
5.416%(c)	02/01/28		751	704,484

				1,926,234

Insurance — 0.1%
AmWINS Group, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
3.916%(c)	02/19/28		181	170,452
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%
4.666%(c)	11/03/24		463	432,921

Interest Rate	Maturity Date			Principal Amount (000)#	Value

BANK LOANS (continued)
Insurance (cont’d.)
New B-9 Term Loan, 1 Month LIBOR + 3.250%
4.916%(c)	07/31/27			346	$311,926

					915,299

Machinery-Construction & Mining — 0.0%
Vertiv Group Corp.,
Term B Loan, 1 Month LIBOR + 2.750%
3.870%(c)	03/02/27			246	228,437

Media — 0.1%
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%
3.574%(c)	07/17/25			345	320,409
September 2019 Term Loan, 1 Month LIBOR + 2.500%
3.824%(c)	04/15/27			770	714,797
Diamond Sports Group LLC,
First Lien Term Loan, Term SOFR + 8.000%
9.181%(c)	05/25/26			146	143,312
Second Lien Term Loan, Term SOFR + 3.250%
4.431%(c)	08/24/26			494	113,862
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
4.666%(c)	05/01/26			314	290,491

					1,582,871

Metal Fabricate/Hardware — 0.1%
Tank Holding Corp.,
Initial Term Loan, Term SOFR + 6.000%
7.625%(c)	03/31/28	^		1,425	1,353,750

Oil & Gas — 0.0%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%
10.021%(c)	11/01/25			388	407,400

Pharmaceuticals — 0.2%
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 Month LIBOR + 2.500%
4.166%(c)	03/01/24			1,885	1,828,789

Real Estate Investment Trusts (REITs) — 0.0%
Blackstone Mortgage Trust, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
3.916%(c)	04/23/26	^		492	462,861

Retail — 0.3%
EG Group Ltd. (United Kingdom),
Term Loan, 3 Month EURIBOR + 7.000% (Cap N/A, Floor 0.000%)
7.000%(c)	04/30/27		EUR	3,500	3,062,634

Software — 0.1%
Dun & Bradstreet Corp.,
Term Loan B, 1 Month LIBOR + 3.250%
4.874%(c)	02/06/26			761	716,959

Telecommunications — 0.1%
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
3.916%(c)	03/15/27			399	365,835

SEE NOTES TO FINANCIAL STATEMENTS.

A170

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Telecommunications (cont’d.)
Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%
4.916%(c)	05/27/24	1,382	$1,210,474

			1,576,309

TOTAL BANK LOANS (cost $17,255,342)			15,179,178

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.8%
BANK,
Series 2017-BNK05, Class A4
3.131%	06/15/60	4,400	4,159,095
Series 2017-BNK06, Class A4
3.254%	07/15/60	920	888,125
Series 2017-BNK08, Class A3
3.229%	11/15/50	1,950	1,868,081
Series 2019-BN18, Class A3
3.325%	05/15/62	1,500	1,412,691
Series 2020-BN29, Class A3
1.742%	11/15/53	1,000	826,343
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	1,039	996,129
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,071,824
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	456,958
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	373,021
Series 2016-ETC, Class D, 144A
3.729%(cc)	08/14/36	1,560	1,309,930
Benchmark Mortgage Trust,
Series 2019-B09, Class A4
3.751%	03/15/52	3,400	3,244,357
Series 2020-B18, Class A4
1.672%	07/15/53	2,900	2,410,050
Series 2020-B21, Class A4
1.704%	12/17/53	1,000	827,903
BMO Mortgage Trust,
Series 2022-C01, Class A5
3.374%(cc)	02/15/55	4,200	3,845,662
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A,Floor 2.000%)
3.324%(c)	10/15/36	2,125	2,039,481
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
3.624%(c)	10/15/36	1,360	1,288,620
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)
3.974%(c)	10/15/36	2,975	2,796,547
Series 2021-ACNT, Class E, 144A, 1 Month LIBOR + 2.197% (Cap N/A, Floor 2.197%)
3.522%(c)	11/15/38	3,350	3,157,439

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust,
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
3.979%(c)	01/15/39	5,000	$4,723,056
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A3
2.647%	11/15/52	7,700	7,301,699
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	3,500	3,309,688
CFK Trust,
Series 2020-MF02, Class A, 144A
2.387%	03/15/39	6,550	5,846,861
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A
2.871%(cc)	11/10/31	2,400	2,321,131
Series 2016-CLNE, Class C, 144A
2.871%(cc)	11/10/31	900	865,343
Cold Storage Trust,
Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)
4.090%(c)	11/15/37	1,327	1,284,474
Commercial Mortgage Trust,
Series 2014-UBS04, Class A4
3.420%	08/10/47	3,200	3,145,575
Series 2015-DC01, Class A4
3.078%	02/10/48	5,000	4,871,443
Series 2016-COR01, Class A3
2.826%	10/10/49	2,474	2,327,440
Series 2017-COR02, Class A2
3.239%	09/10/50	3,867	3,663,473
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
3.474%(c)	05/15/36	2,600	2,495,250
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class A2
3.067%	06/15/52	1,200	1,102,605
DBGS Mortgage Trust,
Series 2018-BIOD, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
3.690%(c)	05/15/35	2,990	2,810,286
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.935%(cc)	12/10/36	1,400	1,179,657
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A4
3.071%	06/10/50	2,800	2,668,088
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A
3.673%(cc)	09/10/35	3,000	2,801,425
FHLMC Multifamily Structured Pass-Through Certificates,
Series K025, Class X1, IO
0.877%(cc)	10/25/22	8,823	11,168
Series K027, Class X1, IO
0.818%(cc)	01/25/23	117,233	263,962

SEE NOTES TO FINANCIAL STATEMENTS.

A171

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series K044, Class X1, IO
0.865%(cc)	01/25/25	62,828	$1,013,441
Series K053, Class X1, IO
1.017%(cc)	12/25/25	85,702	2,186,947
Series K055, Class X1, IO
1.484%(cc)	03/25/26	13,059	542,330
Series KG03, Class X1, IO
1.483%(cc)	06/25/30	29,348	2,532,131
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3
3.119%	05/10/50	2,860	2,774,079
Series 2017-GS06, Class A2
3.164%	05/10/50	3,327	3,145,545
Series 2019-GC38, Class A3
3.703%	02/10/52	5,800	5,582,364
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	310	302,456
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	1,070	1,025,164
Series 2017-C05, Class A4
3.414%	03/15/50	1,423	1,358,674
Series 2017-C07, Class A4
3.147%	10/15/50	3,600	3,416,009
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	1,639	1,534,999
Series 2018-AON, Class E, 144A
4.767%(cc)	07/05/31	5,875	5,698,073
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class A3
4.094%(cc)	07/15/46	3,950	3,937,299
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	2,750	2,623,651
Series 2017-HR02, Class A3
3.330%	12/15/50	5,500	5,209,157
Series 2019-L03, Class A3
2.874%	11/15/52	1,200	1,081,385
Series 2019-MEAD, Class E, 144A
3.283%(cc)	11/10/36	575	503,445
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	140	127,703
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3
3.225%	08/15/50	3,100	2,964,282
Series 2017-C07, Class A3
3.418%	12/15/50	5,600	5,324,512
Series 2018-C10, Class A3
4.048%	05/15/51	2,200	2,148,319
Series 2019-C17, Class A3
2.669%	10/15/52	2,000	1,792,904
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	3,415	3,329,035

Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2016-C32, Class A3
3.294%	01/15/59		2,042	$1,984,081
Series 2016-C34, Class A3
2.834%	06/15/49		2,500	2,394,036
Series 2016-C35, Class A3
2.674%	07/15/48		4,451	4,193,891
Series 2017-C40, Class A3
3.317%	10/15/50		1,370	1,315,214
Series 2019-C54, Class A3
2.892%	12/15/52		1,200	1,080,926

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $167,008,229)				157,086,932

CORPORATE BONDS — 36.9%
Advertising — 0.0%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
4.750%	03/30/30		10	9,820

Aerospace & Defense — 0.9%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31		2,770	2,219,749
3.400%	04/15/30		385	352,056
Boeing Co. (The),
Sr. Unsec’d. Notes
1.167%	02/04/23		10	9,885
1.875%	06/15/23		10	9,789
1.950%	02/01/24		20	19,319
2.196%	02/04/26		180	162,445
2.750%	02/01/26		90	83,563
2.850%	10/30/24		30	29,114
2.950%	02/01/30		5	4,149
3.900%	05/01/49		50	35,540
3.950%	08/01/59		1,450	979,005
4.508%	05/01/23		20	20,086
5.150%	05/01/30		25	23,985
5.805%	05/01/50		25	23,021
5.930%	05/01/60		23	21,041
6.875%	03/15/39		20	20,771
7.950%	08/15/24		50	53,420
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	12/01/24		1,280	1,200,719
7.500%	03/15/25		1,321	1,194,104
7.875%	04/15/27	(a)	2,575	2,143,222
General Dynamics Corp.,
Gtd. Notes
1.150%	06/01/26		20	18,116
3.250%	04/01/25		10	9,917
3.500%	04/01/27		30	29,492
4.250%	04/01/40		5	4,784
L3 Technologies, Inc.,
Gtd. Notes
3.850%	06/15/23		25	24,991

SEE NOTES TO FINANCIAL STATEMENTS.

A172

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
2.900%	12/15/29	40	$35,510
4.400%	06/15/28	37	36,378
4.400%	06/15/28	15	14,733
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/50	10	7,471
4.500%	05/15/36	30	29,977
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	30	29,372
3.250%	01/15/28	40	38,001
5.250%	05/01/50	10	10,561
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.500%	03/15/27	5	4,886
4.125%	11/16/28	1,165	1,150,953
4.450%	11/16/38	20	19,241
4.500%	06/01/42	15	14,292
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31	60	50,178

			10,133,836

Agriculture — 0.3%
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32	60	45,186
2.625%	09/16/26	35	31,994
3.400%	02/04/41	50	33,224
3.700%	02/04/51	100	64,295
3.875%	09/16/46	10	6,736
4.000%	02/04/61	5	3,301
4.400%	02/14/26	43	42,095
4.800%	02/14/29	11	10,425
5.950%	02/14/49	30	26,330
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	1,570	1,313,915
2.726%	03/25/31	10	7,876
3.462%	09/06/29	10	8,563
3.557%	08/15/27	1,500	1,373,582
4.540%	08/15/47	20	14,696
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26	145	128,607
Gtd. Notes, 144A
3.950%	06/15/25	150	147,113
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	02/02/26	40	35,774
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
0.875%	05/01/26	40	35,419
1.500%	05/01/25	15	14,036
2.500%	11/02/22	30	29,962

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Agriculture (cont’d.)
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	20	$19,923

			3,393,052

Airlines — 0.5%
Air Canada (Canada),
Sr. Sec’d. Notes, 144A
3.875%	08/15/26	50	42,439
Alaska Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.800%	02/15/29	44	43,281
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	1,428	1,325,703
American Airlines 2017-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.350%	04/15/31	39	35,983
British Airways 2020-1 Class A Pass-Through Trust (United Kingdom),
Pass-Through Certificates, 144A
4.250%	05/15/34	56	53,417
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.750%	10/28/29	10	7,911
3.800%	04/19/23	50	49,759
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	15	14,570
4.750%	10/20/28	75	70,788
JetBlue 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
2.750%	11/15/33	44	38,518
JetBlue 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	05/15/34	27	24,853
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	30	29,463
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	3,355	3,384,709
United Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
4.150%	02/25/33	44	41,138
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	55	45,933
United Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.875%	04/15/29	110	108,196
United Airlines 2020-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.875%	07/15/27	21	19,704
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	825	731,710

SEE NOTES TO FINANCIAL STATEMENTS.

A173

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
4.625%	04/15/29			195	$165,359

					6,233,434

Auto Manufacturers — 1.0%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
1.000%	09/10/25			35	31,903
1.200%	07/08/25			15	13,854
2.050%	01/10/23			30	29,823
2.150%	09/10/24			20	19,379
2.350%	01/08/27			14	13,036
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
0.800%	04/01/24			40	38,178
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
1.450%	03/02/26			150	135,852
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32			10	7,475
4.346%	12/08/26			20	18,500
4.750%	01/15/43			1,125	801,921
5.291%	12/08/46			290	222,926
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28			275	221,748
3.350%	11/01/22			2,600	2,597,183
Sr. Unsec’d. Notes, EMTN
1.744%	07/19/24		EUR	100	96,866
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25			17	16,771
4.875%	10/02/23			1,350	1,362,792
5.000%	04/01/35			1,365	1,222,841
5.150%	04/01/38			1,000	875,598
5.200%	04/01/45			10	8,422
6.125%	10/01/25			40	41,361
6.250%	10/02/43			1,455	1,387,348
6.600%	04/01/36			285	288,926
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	01/05/23			85	84,937
3.700%	05/09/23			20	19,992
4.250%	05/15/23			50	50,053
4.300%	07/13/25			70	68,902
5.250%	03/01/26			28	28,047
Jr. Sub. Notes, Series C
5.700%(ff)	09/30/30	(oo)		5	4,333
Sr. Unsec’d. Notes
2.350%	01/08/31			20	15,534
2.400%	04/10/28			1,065	900,381
2.700%	08/20/27			10	8,781
3.100%	01/12/32			45	36,166
3.550%	07/08/22			15	15,001
5.100%	01/17/24			45	45,449

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.000%	09/17/24		30	$27,884
1.800%	10/15/25		40	36,603
2.375%	10/15/27		15	13,199
2.650%	02/10/25		15	14,326
2.850%	11/01/22		80	79,910
3.400%	06/20/24		40	39,352
Sr. Unsec’d. Notes, 144A, MTN
0.800%	01/08/24		60	57,026
1.800%	01/10/28		15	12,729
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A
1.050%	03/08/24		90	84,630
Sr. Unsec’d. Notes, 144A, MTN
1.850%	09/16/26		54	45,493
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.690% (Cap N/A, Floor 0.000%)
2.924%(c)	09/28/22		22	21,984
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR Index + 0.330%
1.117%(c)	01/11/24		100	98,993
Sr. Unsec’d. Notes, MTN
1.150%	08/13/27		25	21,760
1.800%	02/13/25		50	47,728
1.900%	04/06/28		50	44,466
2.150%	02/13/30		10	8,662

				11,385,024

Auto Parts & Equipment — 0.2%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27	(a)	670	593,215
Aptiv PLC/Aptiv Corp.,
Gtd. Notes
4.150%	05/01/52		20	15,317
BorgWarner, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	10/01/25		60	60,852
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26		1,150	551,660
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		875	841,234
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27	(a)	350	304,427

				2,366,705

Banks — 10.4%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.849%	03/25/26		600	539,820
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
2.131%(c)	04/12/23		400	401,117

SEE NOTES TO FINANCIAL STATEMENTS.

A174

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sub. Notes
2.749%	12/03/30		1,000	$794,296
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24	(oo)	1,655	1,540,696
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25	(oo)	1,575	1,335,042
Sr. Unsec’d. Notes
1.734%(ff)	07/22/27		45	40,105
2.299%(ff)	07/21/32		20	16,166
2.572%(ff)	10/20/32		10	8,251
2.687%(ff)	04/22/32		2,565	2,155,303
3.419%(ff)	12/20/28		10	9,315
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28		740	698,432
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31		50	40,004
1.922%(ff)	10/24/31		20	15,940
2.496%(ff)	02/13/31		92	77,859
2.676%(ff)	06/19/41		20	14,433
3.093%(ff)	10/01/25		50	48,486
3.824%(ff)	01/20/28		3,410	3,269,629
3.974%(ff)	02/07/30		685	643,580
4.078%(ff)	04/23/40		2,340	2,056,751
4.271%(ff)	07/23/29		945	908,789
4.330%(ff)	03/15/50		20	17,980
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32		5,020	4,214,569
Sub. Notes
2.482%(ff)	09/21/36		10	7,777
Sub. Notes, MTN
4.000%	01/22/25		1,122	1,117,304
4.450%	03/03/26		1,735	1,730,345
Sub. Notes, Series L, MTN
3.950%	04/21/25		90	88,951
4.183%	11/25/27		50	48,652
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series H
3.700%(ff)	03/20/26	(oo)	15	13,352
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25		700	685,354
3.932%(ff)	05/07/25		480	472,592
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	(a)	475	466,150
Sub. Notes
4.836%	05/09/28		720	693,102
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27		710	627,001
1.904%(ff)	09/30/28		2,200	1,877,885
2.871%(ff)	04/19/32		1,815	1,507,670
3.375%	01/09/25		855	835,527
BPCE SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	10/23/27		300	278,210

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)

Banks (cont’d.)
Sub. Notes, 144A, MTN
4.500%	03/15/25			1,120	$1,100,807
4.875%	04/01/26	(a)		380	374,418
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26	(oo)		1,880	1,560,701
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25	(oo)		1,445	1,193,638
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25	(oo)		890	769,850
Jr. Sub. Notes, Series Y
4.150%(ff)	11/15/26	(oo)		25	20,011
Sr. Unsec’d. Notes
2.520%(ff)	11/03/32			10	8,108
2.561%(ff)	05/01/32			2,015	1,661,884
2.572%(ff)	06/03/31			70	58,886
2.666%(ff)	01/29/31			1,225	1,040,319
2.976%(ff)	11/05/30			20	17,454
3.200%	10/21/26			3,255	3,096,929
3.668%(ff)	07/24/28			30	28,366
3.785%(ff)	03/17/33			1,160	1,047,513
3.887%(ff)	01/10/28			1,725	1,656,087
4.075%(ff)	04/23/29			40	38,057
Sub. Notes
4.300%	11/20/26			110	108,598
4.450%	09/29/27			2,735	2,688,950
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32			1,695	1,355,555
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, EMTN
1.750%(ff)	11/19/30		EUR	100	86,420
Sr. Unsec’d. Notes, MTN
3.700%	05/30/24			159	157,302
Sub. Notes
3.742%(ff)	01/07/33			2,415	1,785,480
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26			280	264,914
4.250%	03/13/26			1,150	1,122,806
FNB Corp.,
Sr. Unsec’d. Notes
2.200%	02/24/23			15	14,765
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26	(oo)		950	741,996
Sr. Unsec’d. Notes
1.093%(ff)	12/09/26			85	75,558
1.948%(ff)	10/21/27			50	44,276
1.992%(ff)	01/27/32			20	15,814
2.383%(ff)	07/21/32			1,480	1,197,899
2.615%(ff)	04/22/32			4,715	3,911,908
2.650%(ff)	10/21/32			10	8,244
2.908%(ff)	07/21/42			25	18,231
3.272%(ff)	09/29/25			4,063	3,951,877
3.436%(ff)	02/24/43			35	27,536
3.500%	01/23/25			20	19,770

SEE NOTES TO FINANCIAL STATEMENTS.

A175

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
3.691%(ff)	06/05/28		50	$47,395
3.750%	02/25/26		125	122,743
3.800%	03/15/30		35	32,423
3.814%(ff)	04/23/29		1,080	1,018,282
3.850%	01/26/27		1,765	1,707,548
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 1.750%
2.988%(c)	10/28/27		21	20,760
Sub. Notes
5.150%	05/22/45		20	19,032
HSBC Holdings PLC (United Kingdom),
Sub. Notes
7.625%	05/17/32		10	11,448
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24	(oo)	1,025	904,628
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25	(oo)	1,940	1,645,146
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
4.709%(c)	10/30/22	(oo)	2,998	2,844,566
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25	(a)(oo)	1,350	1,114,756
Jr. Sub. Notes, Series KK
3.650%(ff)	06/01/26	(a)(oo)	1,860	1,537,110
Sr. Unsec’d. Notes
0.563%(ff)	02/16/25		20	18,856
1.045%(ff)	11/19/26		20	17,800
1.578%(ff)	04/22/27		785	700,659
1.953%(ff)	02/04/32		130	103,838
2.301%(ff)	10/15/25		5	4,766
2.525%(ff)	11/19/41		2,330	1,658,916
2.545%(ff)	11/08/32		1,135	943,045
2.580%(ff)	04/22/32		1,775	1,494,561
2.947%(ff)	02/24/28		905	838,508
2.950%	10/01/26		2,075	1,981,024
3.509%(ff)	01/23/29		1,455	1,362,027
3.782%(ff)	02/01/28		1,235	1,185,105
3.897%(ff)	01/23/49		10	8,432
3.964%(ff)	11/15/48		985	839,620
4.005%(ff)	04/23/29		1,200	1,150,544
4.203%(ff)	07/23/29		50	48,217
4.323%(ff)	04/26/28		695	684,347
4.452%(ff)	12/05/29		17	16,549
Sub. Notes
2.956%(ff)	05/13/31		155	134,134
4.125%	12/15/26		40	39,706
4.250%	10/01/27		420	415,905
M&T Bank Corp.,
Sr. Unsec’d. Notes
3.650%	12/06/22		1,675	1,676,722
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
1.340%(ff)	01/12/27		50	44,069
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.407%	03/07/24		45	44,677

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Morgan Stanley,
Sr. Unsec’d. Notes
3.217%(ff)	04/22/42		10	$7,844
Sr. Unsec’d. Notes, GMTN
1.512%(ff)	07/20/27		15	13,188
2.239%(ff)	07/21/32		4,303	3,496,463
2.699%(ff)	01/22/31		35	30,343
3.772%(ff)	01/24/29		2,010	1,910,664
4.431%(ff)	01/23/30		1,340	1,300,619
Sr. Unsec’d. Notes, MTN
0.529%(ff)	01/25/24		20	19,621
1.794%(ff)	02/13/32		1,015	799,172
1.928%(ff)	04/28/32		193	153,109
2.511%(ff)	10/20/32		1,590	1,316,579
2.943%(ff)	01/21/33	(a)	1,470	1,260,198
3.125%	07/27/26		2,725	2,600,613
Sub. Notes
2.484%(ff)	09/16/36		20	15,379
Sub. Notes, GMTN
4.350%	09/08/26		756	748,261
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.359%(ff)	05/22/24		200	196,290
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.200%	11/01/24		21	20,342
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
2.490%(ff)	01/06/28		15	13,239
3.450%	06/02/25		30	28,926
4.500%	07/17/25		50	49,834
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.797%(ff)	01/19/28		2,210	1,973,872
3.337%(ff)	01/21/33	(a)	1,580	1,293,784
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.819%(ff)	01/30/26		25	23,731
State Street Corp.,
Sub. Notes
2.200%	03/03/31		4,130	3,370,599
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.740%
1.784%(c)	01/17/23		22	21,991
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.860%
1.904%(c)	07/19/23		20	19,992
Sr. Unsec’d. Notes
3.364%	07/12/27		50	47,550
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%
6.750%(c)	09/30/24		3,340	3,204,293
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27	(oo)	30	23,127
Jr. Sub. Notes, Series J
5.300%(ff)	04/15/27	(oo)	25	21,520

SEE NOTES TO FINANCIAL STATEMENTS.

A176

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.859%(ff)	08/15/23	1,100	$1,099,599
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26	685	614,564
3.127%(ff)	06/03/32	1,225	961,077
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41	2,690	2,096,566
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	60	53,771
2.572%(ff)	02/11/31	3,525	3,030,709
5.013%(ff)	04/04/51	20	19,618
Sub. Notes, MTN
4.100%	06/03/26	20	19,659
Westpac Banking Corp. (Australia),
Sub. Notes
2.668%(ff)	11/15/35	15	12,037
3.133%	11/18/41	5	3,678

			118,897,647

Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	31	29,758
4.900%	02/01/46	1,947	1,836,351
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	30	28,112
4.500%	06/01/50	35	31,445
4.600%	04/15/48	10	9,004
4.750%	01/23/29	118	120,249
4.750%	04/15/58	5	4,510
5.550%	01/23/49	1,465	1,497,035
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.375%	03/15/31	10	8,143
1.650%	06/01/30	10	8,475
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	05/01/30	70	60,821
Keurig Dr. Pepper, Inc.,
Gtd. Notes
4.417%	05/25/25	20	20,181
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.875%	10/15/49	15	11,907

			3,665,991

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.000%	01/15/32	10	8,137
2.250%	08/19/23	30	29,659
2.770%	09/01/53	19	12,819

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Biotechnology (cont’d.)
3.150%	02/21/40		20	$15,868
5.150%	11/15/41		16	15,846
Baxalta, Inc.,
Gtd. Notes
4.000%	06/23/25		75	74,427
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.800%	10/01/50		10	6,998
2.950%	03/01/27		7	6,627
4.750%	03/01/46		10	9,575

				179,956

Building Materials — 0.2%
Carrier Global Corp.,
Sr. Unsec’d. Notes
2.242%	02/15/25		5	4,750
2.493%	02/15/27		5	4,563
2.722%	02/15/30		45	38,893
Johnson Controls International PLC/Tyco Fire & Security Finance SCA,
Sr. Unsec’d. Notes
1.750%	09/15/30		20	16,296
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31		15	12,254
Masco Corp.,
Sr. Unsec’d. Notes
2.000%	10/01/30		945	746,292
2.000%	02/15/31		50	39,253
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28		475	428,459
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.850%	02/01/23		294	294,576
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29		40	37,078
4.300%	07/15/47		20	16,385
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		1,275	1,090,106
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30		15	13,519

				2,742,424

Chemicals — 1.1%
Ashland LLC,
Gtd. Notes
6.875%	05/15/43		1,400	1,408,654
Ashland Services BV,
Gtd. Notes
2.000%	01/30/28	EUR	1,600	1,370,324
Celanese US Holdings LLC,
Gtd. Notes
1.400%	08/05/26		55	47,281

SEE NOTES TO FINANCIAL STATEMENTS.

A177

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43			675	$605,813
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.600%	11/15/50			5	3,817
5.250%	11/15/41			35	34,651
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25			13	13,091
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	12/15/51			7	5,001
3.950%	12/01/47			25	22,709
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
2.500%	01/15/26		EUR	2,300	2,030,904
International Flavors & Fragrances, Inc.,
Gtd. Notes, 144A
3.468%	12/01/50			9	6,555
Sr. Unsec’d. Notes, 144A
1.230%	10/01/25			87	78,555
2.300%	11/01/30			10	8,225
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43			1,000	934,062
LYB International Finance III LLC,
Gtd. Notes
1.250%	10/01/25			35	31,672
3.375%	10/01/40			60	45,967
4.200%	10/15/49			5	4,063
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.250%	11/15/22			95	95,105
5.625%	11/15/43			155	159,259
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24			1,150	1,102,656
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	06/01/43			870	838,459
5.250%	01/15/45			305	304,180
PPG Industries, Inc.,
Sr. Unsec’d. Notes
1.200%	03/15/26			20	17,922
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22			1,525	1,515,648
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26	(a)		460	403,630
5.875%	03/27/24			375	367,830
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.300%	05/15/30			20	16,864
3.125%	06/01/24			14	13,888
3.450%	08/01/25			449	440,829

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	08/01/24	(d)		450	$245,994
10.875%	08/01/24	(d)		111	109,565
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28			40	38,315

					12,321,488

Commercial Services — 0.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28			1,300	1,067,848
Element Fleet Management Corp. (Canada),
Sr. Unsec’d. Notes, 144A
1.600%	04/06/24			10	9,505
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46			50	41,208
6.700%	06/01/34			920	1,033,160
7.000%	10/15/37			770	890,788
Gartner, Inc.,
Gtd. Notes, 144A
4.500%	07/01/28			230	209,277
Global Payments, Inc.,
Sr. Unsec’d. Notes
1.200%	03/01/26			145	127,914
2.650%	02/15/25			40	38,145
3.200%	08/15/29			30	26,212
Loxam SAS (France),
Sr. Sub. Notes
4.500%	04/15/27		EUR	1,650	1,305,484
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29	(a)	EUR	2,640	1,925,599
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
1.650%	06/01/25			5	4,716
2.300%	06/01/30			20	17,220
3.250%	06/01/50			3	2,265
S&P Global, Inc.,
Gtd. Notes
1.250%	08/15/30			35	27,757
Gtd. Notes, 144A
4.250%	05/01/29			60	59,429
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32			50	41,115
3.875%	02/15/31	(a)		392	331,105
4.875%	01/15/28			1,325	1,254,542
5.250%	01/15/30			525	487,278

					8,900,567

SEE NOTES TO FINANCIAL STATEMENTS.

A178

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
0.700%	02/08/26	40	$36,440
1.200%	02/08/28	100	87,489
1.400%	08/05/28	29	25,411
1.650%	02/08/31	55	46,196
2.375%	02/08/41	40	30,612
2.650%	05/11/50	15	11,087
2.650%	02/08/51	15	11,086
2.700%	08/05/51	5	3,747
2.800%	02/08/61	100	71,580
2.950%	09/11/49	25	19,664
3.350%	02/09/27	70	69,547
3.850%	08/04/46	15	13,755
Dell International LLC/EMC Corp.,
Sr. Unsec’d. Notes
4.900%	10/01/26	50	50,038
5.300%	10/01/29	5	4,931
6.020%	06/15/26	37	38,376
6.200%	07/15/30	12	12,484
Fortinet, Inc.,
Sr. Unsec’d. Notes
1.000%	03/15/26	45	39,612
2.200%	03/15/31	60	48,707
Genpact Luxembourg Sarl,
Gtd. Notes
3.375%	12/01/24	90	88,468
HP, Inc.,
Sr. Unsec’d. Notes
1.450%	06/17/26	100	88,475
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.300%	05/15/26	100	97,692
Kyndryl Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.050%	10/15/26	10	8,456
3.150%	10/15/31	20	14,650
NetApp, Inc.,
Sr. Unsec’d. Notes
3.300%	09/29/24	40	39,254
Seagate HDD Cayman,
Gtd. Notes 4.875%	06/01/27	40	38,085

			995,842

Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.000%	10/29/28	150	126,192
3.400%	10/29/33	150	118,317
Air Lease Corp.,
Sr. Unsec’d. Notes
1.875%	08/15/26	56	48,475
3.375%	07/01/25	15	14,137
Sr. Unsec’d. Notes, MTN
2.300%	02/01/25	20	18,698
2.875%	01/15/26	15	13,772

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)

Diversified Financial Services (cont’d.)
4.250%	02/01/24		10	$9,891
Aircastle Ltd.,
Sr. Unsec’d. Notes, 144A
5.250%	08/11/25		10	9,685
Ally Financial, Inc.,
Sr. Unsec’d. Notes
2.200%	11/02/28		5	4,074
Sub. Notes
5.750%	11/20/25		25	24,656
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26	(oo)	10	8,185
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
1.950%	09/20/26		25	21,270
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.528%	11/18/27		23	18,910
2.875%	02/15/25		10	9,210
3.950%	07/01/24		10	9,637
Sr. Unsec’d. Notes, 144A
2.750%	02/21/28		30	24,355
Blackstone Holdings Finance Co. LLC,
Gtd. Notes, 144A
2.550%	03/30/32		20	16,758
Blackstone Private Credit Fund,
Sr. Sec’d. Notes
5.610%	05/03/27	^	1,100	1,058,257
Brookfield Finance, Inc. (Canada),
Gtd. Notes
4.850%	03/29/29		25	24,704
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24		50	50,572
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.800%	01/31/28		5	4,714
Sub. Notes
2.359%(ff)	07/29/32		45	34,261
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series H
4.000%(ff)	12/01/30	(oo)	20	15,471
Jr. Sub. Notes, Series I
4.000%(ff)	06/01/26	(oo)	35	29,762
CI Financial Corp. (Canada),
Sr. Unsec’d. Notes
3.200%	12/17/30		30	23,355
Credit Acceptance Corp.,
Gtd. Notes, 144A
5.125%	12/31/24		15	14,192
GTP Acquisition Partners I LLC,
Sr. Sec’d. Notes, 144A
3.482%	06/15/50		100	98,472
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
2.100%	06/15/30		50	41,873
3.000%	06/15/50		35	25,537

SEE NOTES TO FINANCIAL STATEMENTS.

A179

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43		555	$554,286
Mastercard, Inc.,
Sr. Unsec’d. Notes
1.900%	03/15/31		15	12,808
3.300%	03/26/27		10	9,834
3.850%	03/26/50		20	18,344
Nasdaq, Inc.,
Sr. Unsec’d. Notes
2.500%	12/21/40		20	13,795
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.500%	08/15/28	(a)	880	707,506
6.000%	01/15/27		275	238,927
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31		515	409,856
OneMain Finance Corp.,
Gtd. Notes
5.375%	11/15/29	(a)	1,125	912,227
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
6.150%	12/06/28	(a)	400	417,779
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
2.875%	10/15/26		10	8,288
Synchrony Financial,
Sr. Unsec’d. Notes
3.950%	12/01/27		40	36,389
Visa, Inc.,
Sr. Unsec’d. Notes
1.100%	02/15/31		10	7,994
2.050%	04/15/30		10	8,766
4.300%	12/14/45		20	19,751
Western Union Co. (The),
Sr. Unsec’d. Notes
2.850%	01/10/25		30	28,807

				5,322,749

Electric — 2.9%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.625%	01/12/23		200	200,474
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.750%	12/01/47		100	84,723
AES Corp. (The),
Sr. Unsec’d. Notes
1.375%	01/15/26		35	30,880
2.450%	01/15/31		15	12,065
Sr. Unsec’d. Notes, 144A
3.300%	07/15/25		45	42,458
3.950%	07/15/30		5	4,488
Alliant Energy Finance LLC,
Gtd. Notes, 144A
3.750%	06/15/23		10	9,996

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Ameren Illinois Co.,
First Mortgage
4.500%	03/15/49		40	$38,662
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series J
4.300%	12/01/28		45	43,802
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
2.650%	01/15/32		10	8,463
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.200%	12/15/31		25	20,289
Atlantic City Electric Co.,
First Mortgage
2.300%	03/15/31		25	21,580
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.850%	05/01/23		75	74,983
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.800%	06/01/29		10	9,356
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.250%	06/15/31		5	4,262
2.900%	06/15/50		25	18,412
3.350%	07/01/23	(a)	550	548,020
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.050%	04/15/25		35	35,283
4.250%	10/15/50		20	18,267
Black Hills Corp.,
Sr. Unsec’d. Notes
3.050%	10/15/29		25	22,173
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		600	498,396
5.000%	02/01/31	(a)	750	618,418
5.125%	03/15/28	(a)	1,700	1,507,601
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30		36	32,017
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.000%	05/15/26		20	19,203
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29		1,325	1,186,955
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.500%	12/01/45		10	9,192
Sr. Unsec’d. Notes, Series C
3.000%	12/01/60		20	13,685
4.300%	12/01/56		235	205,832
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
3.250%	06/01/25		20	19,180

SEE NOTES TO FINANCIAL STATEMENTS.

A180

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Consumers Energy Co.,
First Mortgage
2.500%	05/01/60		5	$3,197
Dominion Energy South Carolina, Inc.,
First Mortgage
4.600%	06/15/43		2,025	1,917,360
Dominion Energy, Inc.,
Jr. Sub. Notes
3.071%	08/15/24		5	4,883
Sr. Unsec’d. Notes
3.900%	10/01/25		15	14,949
Sr. Unsec’d. Notes, Series B
3.300%	04/15/41		5	3,937
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30		10	9,145
DPL, Inc.,
Sr. Unsec’d. Notes
4.125%	07/01/25		10	9,323
DTE Electric Co.,
First Mortgage, Series C
2.625%	03/01/31		10	8,878
Duke Energy Carolinas LLC,
First Mortgage
3.950%	11/15/28		40	39,462
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.450%	06/01/30		5	4,215
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30		50	41,588
2.500%	12/01/29		75	66,689
3.850%	11/15/42		25	21,733
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50		10	7,069
Duke Energy Ohio, Inc.,
First Mortgage
2.125%	06/01/30		30	25,333
Duke Energy Progress LLC,
First Mortgage
3.450%	03/15/29		45	42,813
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.532%	10/01/30		25	20,635
Edison International,
Jr. Sub. Notes, Series A
5.375%(ff)	03/15/26	(oo)	10	8,128
Jr. Sub. Notes, Series B
5.000%(ff)	12/15/26	(oo)	20	15,982
Sr. Unsec’d. Notes
3.125%	11/15/22		5	4,988
3.550%	11/15/24		85	82,992
4.950%	04/15/25		5	5,017
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35		2,325	2,471,197

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Emera US Finance LP (Canada),
Gtd. Notes
0.833%	06/15/24	20	$18,667
3.550%	06/15/26	20	19,157
Entergy Corp.,
Sr. Unsec’d. Notes
0.900%	09/15/25	10	9,009
2.400%	06/15/31	48	39,054
2.800%	06/15/30	10	8,590
Entergy Louisiana LLC,
First Mortgage
2.350%	06/15/32	120	100,423
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	25	20,036
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25	390	329,126
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	40	37,701
Sr. Unsec’d. Notes, Series U
1.400%	08/15/26	20	17,823
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	5	4,852
3.950%	06/15/25	35	34,904
4.050%	04/15/30	25	23,991
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
5.350%	07/15/47	4	3,380
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	3,771	3,710,646
5.450%	07/15/44	280	259,600
Florida Power & Light Co.,
First Mortgage
2.875%	12/04/51	5	3,750
3.150%	10/01/49	36	28,667
Georgia Power Co.,
Sr. Unsec’d. Notes, Series B
2.650%	09/15/29	95	83,621
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	1,150	1,301,572
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.250%	12/01/24	20	19,761
3.600%	04/01/29	50	47,653
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A,
GMTN 4.250%	08/14/28	680	653,991
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24	50	50,290

SEE NOTES TO FINANCIAL STATEMENTS.

A181

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45		3,050	$2,774,264
Liberty Utilities Finance GP1,
Gtd. Notes, 144A
2.050%	09/15/30		45	36,975
MidAmerican Energy Co.,
First Mortgage
3.150%	04/15/50		5	3,908
3.650%	04/15/29		20	19,463
3.650%	08/01/48		20	16,860
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
3.395%	04/09/30		1,050	985,370
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.900%	06/15/28		15	13,056
2.250%	06/01/30		20	16,802
2.440%	01/15/32		11	9,161
3.000%	01/15/52		58	41,479
Northern States Power Co.,
First Mortgage
2.250%	04/01/31		10	8,755
2.600%	06/01/51		5	3,529
3.600%	09/15/47		10	8,430
NRG Energy, Inc.,
Gtd. Notes, 144A
3.875%	02/15/32	(a)	425	337,405
5.250%	06/15/29		375	335,011
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		285	257,710
2.450%	12/02/27		1,245	1,075,265
3.750%	06/15/24		50	49,014
Ohio Power Co.,
Sr. Unsec’d. Notes, Series P
2.600%	04/01/30		25	22,072
Sr. Unsec’d. Notes, Series Q
1.625%	01/15/31		5	4,036
Sr. Unsec’d. Notes, Series R
2.900%	10/01/51		5	3,579
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
3.700%	11/15/28		40	38,921
3.800%	06/01/49		6	5,290
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27		10	8,399
3.250%	06/15/23		25	24,636
3.450%	07/01/25		13	12,210
3.750%	08/15/42		50	33,821
3.850%	11/15/23		40	39,549
4.000%	12/01/46		15	10,447
4.450%	04/15/42		5	3,764
4.550%	07/01/30		1,748	1,551,809
4.950%	07/01/50		69	55,022

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
PacifiCorp,
First Mortgage
3.300%	03/15/51		390	$306,084
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
1.875%	11/05/31	EUR	324	256,895
PG&E Energy Recovery Funding LLC,
Sr. Sec’d. Notes, Series A-3
2.822%	07/15/48		20	15,846
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31		90	101,232
Public Service Co. of Colorado,
First Mortgage, Series 34
3.200%	03/01/50		5	3,948
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50		45	28,198
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30		35	27,841
Rochester Gas & Electric Corp.,
First Mortgage, 144A
3.100%	06/01/27		45	42,853
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48		20	18,431
5.350%	05/15/35		40	41,639
First Mortgage, Series WWW
2.950%	08/15/51		5	3,708
Sr. Sec’d. Notes, Series VVV
1.700%	10/01/30		10	8,221
Sempra Energy,
Sr. Unsec’d. Notes
3.400%	02/01/28		35	33,053
4.000%	02/01/48		5	4,141
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26		20	19,029
Southern California Edison Co.,
First Mortgage
1.100%	04/01/24		135	128,419
2.250%	06/01/30		35	29,366
2.850%	08/01/29		40	35,454
3.650%	02/01/50		25	19,130
First Mortgage, SOFR Index + 0.640%
2.153%(c)	04/03/23		40	39,878
First Mortgage, Series 20A
2.950%	02/01/51		5	3,400
First Mortgage, Series A
4.200%	03/01/29		20	19,261
First Mortgage, Series G
2.500%	06/01/31		10	8,398
First Mortgage, Series H
3.650%	06/01/51		5	3,894
First Ref. Mortgage
5.500%	03/15/40		10	9,866

SEE NOTES TO FINANCIAL STATEMENTS.

A182

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
First Ref. Mortgage, Series C
4.125%	03/01/48		50	$41,268
Southwestern Public Service Co.,
First Mortgage
3.750%	06/15/49		30	25,186
Tampa Electric Co.,
Sr. Unsec’d. Notes
3.450%	03/15/51		40	31,811
Toledo Edison Co. (The),
First Mortgage, 144A
2.650%	05/01/28		10	9,314
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25		100	98,461
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
4.000%	06/15/50		1,500	1,268,496
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
3.450%	09/01/22		25	24,974
4.450%	02/15/44		15	13,948
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26	(oo)	625	568,750
8.000%(ff)	10/15/26	(oo)	2,075	1,991,203
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		450	407,891
5.625%	02/15/27		600	564,132
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		130	125,464
3.700%	01/30/27		2,000	1,846,008

				33,045,995

Electrical Components & Equipment — 0.1%
Emerson Electric Co.,
Sr. Unsec’d. Notes
2.000%	12/21/28		10	8,828
2.800%	12/21/51		10	7,308
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25		575	573,665
7.250%	06/15/28		550	543,803

				1,133,604

Electronics — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31		45	36,609
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.875%	01/12/28		5	4,762
Honeywell International, Inc.,
Sr. Unsec’d. Notes
1.100%	03/01/27		20	17,792
1.950%	06/01/30		30	25,767

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electronics (cont’d.)
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25			1,000	$961,557
TD SYNNEX Corp.,
Sr. Unsec’d. Notes, 144A
1.250%	08/09/24			30	27,971
2.650%	08/09/31			25	20,129
Vontier Corp.,
Gtd. Notes
2.400%	04/01/28			20	16,490

					1,111,077

Engineering & Construction — 0.4%
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30		EUR	2,800	2,098,471
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	10/27/27	(a)		345	289,686
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26			605	557,306
5.500%	07/31/47			1,690	1,154,332

					4,099,795

Entertainment — 0.4%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
10.000%	06/15/26			366	243,775
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25			860	828,869
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26	(a)		875	873,873
Magallanes, Inc.,
Gtd. Notes, 144A
3.528%	03/15/24			20	19,602
5.050%	03/15/42			1,065	905,719
5.141%	03/15/52			1,015	852,130
5.391%	03/15/62			485	406,751
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27	(a)		800	705,524

					4,836,243

Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
0.875%	11/15/25			10	9,018
2.500%	08/15/24			30	29,062
3.950%	05/15/28			20	19,655
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.500%	05/01/29			35	32,925

SEE NOTES TO FINANCIAL STATEMENTS.

A183

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Environmental Control (cont’d.)
Waste Management, Inc.,
Gtd. Notes
2.400%	05/15/23		30	$29,805

				120,465

Foods — 0.8%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.250%	03/15/26		20	17,483
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	3,100	2,937,060
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,600	1,345,214
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.950%	03/15/25		45	44,927
4.800%	03/15/48		55	51,286
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
1.375%	11/01/27		60	50,020
General Mills, Inc.,
Sr. Unsec’d. Notes
2.250%	10/14/31		5	4,103
Hershey Co. (The),
Sr. Unsec’d. Notes
1.700%	06/01/30		10	8,383
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26		47	44,413
4.625%	10/01/39		645	565,461
4.875%	10/01/49		1,325	1,171,787
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	11/04/27	GBP	2,500	2,312,870
Mars, Inc.,
Gtd. Notes, 144A
3.875%	04/01/39		440	395,783
3.950%	04/01/49		25	22,727
4.200%	04/01/59		380	345,444
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40		10	7,261
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	02/04/31		30	23,539
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	10/15/30		10	8,334
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
5.100%	09/28/48		15	15,111

				9,371,206

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A
0.950%	05/15/26			40	$35,485
Suzano Austria GmbH (Brazil),
Gtd. Notes, Series DM3N
3.125%	01/15/32			10	7,544

					43,029

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/20/26			1,100	1,030,249
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.250%	07/15/27			50	48,672
Atmos Energy Corp.,
Sr. Unsec’d. Notes
1.500%	01/15/31			55	44,001
2.625%	09/15/29			15	13,368
2.850%	02/15/52			5	3,604
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
0.700%	03/02/23			105	102,936
1.750%	10/01/30			10	8,120
NiSource, Inc.,
Sr. Unsec’d. Notes
0.950%	08/15/25			75	67,301
1.700%	02/15/31			370	288,616
3.600%	05/01/30			36	32,990
4.800%	02/15/44			300	270,285
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
4.100%	09/18/34			20	18,255
Southern California Gas Co.,
First Mortgage, Series WW
3.950%	02/15/50			45	38,724
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43			1,050	911,838

					2,878,959

Healthcare-Products — 0.3%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.750%	11/30/36			10	10,605
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.539%	02/01/32			35	29,522
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39		EUR	1,275	931,385
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29			325	277,055
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29	(a)		225	187,013

SEE NOTES TO FINANCIAL STATEMENTS.

A184

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Products (cont’d.)
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	540	$399,805
1.625%	10/15/50	EUR	495	339,956
2.250%	03/07/39	EUR	300	263,011
PerkinElmer, Inc.,
Sr. Unsec’d. Notes
2.250%	09/15/31		15	11,861
3.300%	09/15/29		18	15,824
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	510	512,125
3.650%	03/07/28		30	29,049
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	600	453,915
1.875%	10/01/49	EUR	425	304,907

				3,766,033

Healthcare-Services — 0.7%
Adventist Health System/West,
Bonds
2.952%	03/01/29		10	9,170
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49		20	16,270
Aetna, Inc.,
Sr. Unsec’d. Notes
2.800%	06/15/23		20	19,755
3.875%	08/15/47		3	2,479
6.750%	12/15/37		1,900	2,157,659
AHS Hospital Corp.,
Sr. Unsec’d. Notes, Series 2021
2.780%	07/01/51		10	7,054
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39		20	16,465
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
2.839%	11/15/50		10	7,291
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		10	8,250
Centene Corp.,
Sr. Unsec’d. Notes
2.450%	07/15/28		30	25,024
2.500%	03/01/31		35	27,942
3.375%	02/15/30		5	4,240
4.250%	12/15/27		35	32,682
4.625%	12/15/29		10	9,325
City of Hope,
Sr. Sec’d. Notes, Series 2013
5.623%	11/15/43		20	21,498
CommonSpirit Health,
Sr. Sec’d. Notes
1.547%	10/01/25		35	32,088
2.782%	10/01/30		5	4,270

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
3.910%	10/01/50		5	$4,001
4.187%	10/01/49		30	25,219
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017
3.920%	06/01/47		25	22,644
Elevance Health, Inc.,
Sr. Unsec’d. Notes
2.375%	01/15/25		15	14,460
4.650%	01/15/43		385	366,353
HCA, Inc.,
Gtd. Notes
3.500%	07/15/51		10	6,895
5.000%	03/15/24		110	110,380
5.375%	02/01/25	(a)	855	853,356
7.500%	11/06/33		500	562,594
Gtd. Notes, 144A
4.625%	03/15/52		5	4,000
Gtd. Notes, MTN
7.750%	07/15/36		500	573,481
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021
3.002%	06/01/51		10	7,477
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.950%	12/01/29		25	21,962
3.600%	02/01/25		675	665,427
Mount Sinai Hospitals Group, Inc.,
Sec’d. Notes, Series 2017
3.981%	07/01/48		2	1,749
Sec’d. Notes, Series 2019
3.737%	07/01/49		29	24,253
Unsec’d. Notes, Series 2020
3.391%	07/01/50		10	7,515
Northwell Healthcare, Inc.,
Sec’d. Notes
3.809%	11/01/49		10	8,255
Orlando Health Obligated Group,
Unsec’d. Notes
4.089%	10/01/48		25	22,376
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
1.375%	11/15/25		10	9,200
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2032
2.044%	01/01/32		10	8,198
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29		50	44,252
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30		50	44,050
Sutter Health,
Unsec’d. Notes, Series 20A
2.294%	08/15/30		6	5,133
3.361%	08/15/50		4	3,067

SEE NOTES TO FINANCIAL STATEMENTS.

A185

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28		25	$21,512
Sec’d. Notes, 144A
6.250%	02/01/27		175	161,739
Sr. Sec’d. Notes, 144A
4.625%	06/15/28		285	248,750
4.875%	01/01/26		650	599,629
5.125%	11/01/27		600	542,095
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2019
3.434%	12/01/48		30	24,995
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/50		20	14,862
3.050%	05/15/41		895	723,475
3.250%	05/15/51		5	3,933
3.500%	08/15/39		25	21,805
3.950%	10/15/42		220	198,090
4.450%	12/15/48		10	9,579
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
2.650%	10/15/30		25	19,923

				8,408,146

Home Builders — 0.1%
D.R. Horton, Inc.,
Gtd. Notes
2.500%	10/15/24		45	42,982
MDC Holdings, Inc.,
Gtd. Notes
2.500%	01/15/31		10	7,412
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		875	808,307
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		45	37,354

				896,055

Household Products/Wares — 0.0%
Clorox Co. (The),
Sr. Unsec’d. Notes
1.800%	05/15/30		10	8,176
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
1.050%	09/15/27		10	8,727

				16,903

Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/25	(a)	670	660,868

Insurance — 0.6%
Allianz SE (Germany),
Jr. Sub. Notes, 144A
3.500%(ff)	11/17/25	(oo)	200	166,087

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
American International Group, Inc.,
Sr. Unsec’d. Notes
4.800%	07/10/45		3	$2,791
AmFam Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.805%	03/11/31		20	16,698
Aon Corp.,
Gtd. Notes
2.800%	05/15/30		10	8,752
Brighthouse Financial Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.000%	04/12/24		5	4,724
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/29		35	33,817
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/50		20	15,267
GA Global Funding Trust,
Sec’d. Notes, 144A
1.000%	04/08/24		10	9,429
1.625%	01/15/26		20	18,011
Great-West Lifeco US Finance 2020 LP (Canada),
Gtd. Notes, 144A
0.904%	08/12/25		25	22,736
Hanover Insurance Group, Inc. (The),
Sr. Unsec’d. Notes
2.500%	09/01/30		30	25,075
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	800	831,994
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50		1,030	782,534
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40		405	460,664
Markel Corp.,
Sr. Unsec’d. Notes
4.150%	09/17/50		180	148,407
5.000%	03/30/43		350	327,600
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30		5	4,221
2.375%	12/15/31		15	12,645
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50		25	20,451
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		150	138,320
Protective Life Corp.,
Sr. Unsec’d. Notes, 144A
3.400%	01/15/30		15	13,659
Reliance Standard Life Global Funding II,
Sec’d. Notes, 144A
2.500%	10/30/24		20	19,259

SEE NOTES TO FINANCIAL STATEMENTS.

A186

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	1,350	$1,548,378
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
3.300%	05/15/50	10	7,732
4.270%	05/15/47	2,310	2,049,011
6.850%	12/16/39	196	231,441
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.000%	05/12/50	15	12,407

			6,932,110

Internet — 0.1%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
2.125%	02/09/31	200	165,480
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.100%	08/15/30	20	16,407
1.900%	08/15/40	15	10,722
2.050%	08/15/50	5	3,360
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.000%	05/12/26	100	90,965
1.200%	06/03/27	20	17,811
2.100%	05/12/31	30	25,695
2.500%	06/03/50	25	17,702
2.700%	06/03/60	5	3,383
3.100%	05/12/51	25	19,719
3.150%	08/22/27	45	43,834
3.250%	05/12/61	10	7,625
3.875%	08/22/37	50	47,246
Arches Buyer, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	06/01/28	25	20,403
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.550%	03/15/28	25	24,079
eBay, Inc.,
Sr. Unsec’d. Notes
2.600%	05/10/31	10	8,307
Expedia Group, Inc.,
Gtd. Notes
2.950%	03/15/31	5	3,986
3.250%	02/15/30	35	29,067
Gtd. Notes, 144A
6.250%	05/01/25	3	3,094
Netflix, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/26	18	17,230
5.750%	03/01/24	5	5,116

			581,231

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Investment Companies — 0.0%
Blackstone Private Credit Fund,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/27	20	$16,975
FS KKR Capital Corp.,
Sr. Unsec’d. Notes
2.625%	01/15/27	25	21,014

			37,989

Iron/Steel — 0.0%
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes
3.600%	07/16/24	50	49,342
Nucor Corp.,
Sr. Unsec’d. Notes
2.000%	06/01/25	5	4,706
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
1.650%	10/15/27	5	4,288
2.400%	06/15/25	5	4,735
3.250%	01/15/31	20	17,392
3.250%	10/15/50	5	3,460
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.250%	08/10/26	50	52,239

			136,162

Lodging — 0.3%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
1.800%	10/01/24	20	18,929
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
2.900%	06/25/25	40	35,700
3.200%	08/08/24	105	99,269
3.500%	08/18/26	30	26,239
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.125%	02/15/23	5	4,977
3.600%	04/15/24	30	29,716
3.750%	10/01/25	5	4,897
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25	59	61,117
Sr. Unsec’d. Notes, Series GG
3.500%	10/15/32	1,825	1,573,272
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28	950	799,588
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25	400	336,947

			2,990,651

Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
0.800%	11/13/25	10	9,089
1.100%	09/14/27	10	8,783

SEE NOTES TO FINANCIAL STATEMENTS.

A187

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Machinery-Construction & Mining (cont’d.)
Caterpillar, Inc.,
Sr. Unsec’d. Notes
2.600%	04/09/30	10	$9,074
3.250%	04/09/50	10	8,276

			35,222

Machinery-Diversified — 0.0%
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	10	9,337
3.750%	04/15/50	10	9,141
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.565%	02/15/30	10	8,645
3.112%	02/15/40	3	2,326
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.400%	03/15/24	35	34,926
4.950%	09/15/28	30	28,851

			93,226

Media — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	450	364,324
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30	5	4,178
4.750%	03/01/30	8	6,843
5.375%	06/01/29	800	728,892
5.500%	05/01/26	1,650	1,611,564
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	10	8,230
2.800%	04/01/31	100	80,124
3.500%	06/01/41	45	31,674
3.500%	03/01/42	50	34,809
3.950%	06/30/62	10	6,665
4.200%	03/15/28	30	28,042
4.500%	02/01/24	30	30,185
4.908%	07/23/25	65	65,167
5.050%	03/30/29	85	81,969
5.375%	05/01/47	20	17,120
5.750%	04/01/48	20	17,985
6.384%	10/23/35	2,487	2,510,092
6.484%	10/23/45	1,140	1,109,982
Comcast Corp.,
Gtd. Notes
2.350%	01/15/27	30	27,984
2.650%	08/15/62	17	10,940
2.937%	11/01/56	26	18,043
3.150%	02/15/28	80	76,256
3.250%	11/01/39	35	28,771
3.400%	04/01/30	10	9,372
3.900%	03/01/38	25	22,661
3.999%	11/01/49	85	74,239
4.000%	03/01/48	40	34,880

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
4.150%	10/15/28			50	$49,873
Cox Communications, Inc.,
Gtd. Notes, 144A
2.950%	10/01/50			60	39,792
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24			965	940,086
3.500%	08/15/27			65	61,738
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	(a)		1,000	742,047
5.500%	04/15/27			650	589,568
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	(a)		1,000	669,810
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27			520	62,158
Sec’d. Notes, 144A
5.375%	08/15/26			855	218,152
Discovery Communications LLC,
Gtd. Notes
2.950%	03/20/23			20	19,876
5.300%	05/15/49			275	236,995
DISH DBS Corp.,
Gtd. Notes
7.375%	07/01/28	(a)		400	272,065
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25			5	4,847
4.030%	01/25/24			30	30,000
NBCUniversal Media LLC,
Gtd. Notes
4.450%	01/15/43			10	9,283
Paramount Global,
Sr. Unsec’d. Notes
5.850%	09/01/43			2	1,868
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
3.125%	09/01/26			15	13,411
4.000%	07/15/28			15	12,979
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.875%	02/15/26			750	841,912
Time Warner Cable LLC,
Sr. Sec’d. Notes
6.550%	05/01/37			40	40,052
TWDC Enterprises 18 Corp.,
Gtd. Notes, MTN
1.850%	07/30/26			30	27,717
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25			1,175	1,108,304
6.625%	06/01/27			975	929,779
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.125%	08/15/30		GBP	900	874,004
4.250%	01/15/30		GBP	800	783,841

SEE NOTES TO FINANCIAL STATEMENTS.

A188

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Walt Disney Co. (The),
Gtd. Notes
1.650%	09/01/22		30	$29,964
3.800%	03/22/30		85	82,087
6.400%	12/15/35		31	36,043
7.625%	11/30/28		500	588,194
Ziggo BV (Netherlands),
Sr. Sec’d. Notes
2.875%	01/15/30	EUR	1,910	1,526,208

				17,883,644

Mining — 0.2%
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42		680	670,055
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41		10	10,349
5.750%	05/01/43		420	437,922
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
6.420%	03/01/26		120	129,930
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.375%	04/01/31		25	20,566
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32		450	412,193
Freeport-McMoRan, Inc.,
Gtd. Notes
3.875%	03/15/23		20	20,024
5.450%	03/15/43		20	18,503
Glencore Canada Corp. (Switzerland),
Gtd. Notes
6.200%	06/15/35		50	49,472
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
2.625%	09/23/31		25	20,161
3.875%	04/27/51		25	18,774
4.125%	03/12/24		15	14,924
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27		25	24,357
5.950%	03/15/24		50	51,181
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30		5	4,159
2.800%	10/01/29		30	26,527
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
3.875%	04/23/25		50	49,451
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.900%	07/15/30		30	27,592

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (cont’d.)
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	45	$42,966

			2,049,106

Miscellaneous Manufacturing — 0.0%
3M Co.,
Sr. Unsec’d. Notes
2.375%	08/26/29	30	26,852
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
2.200%	03/01/32	15	11,741
Eaton Corp.,
Gtd. Notes
2.750%	11/02/22	10	9,992
General Electric Co.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.380%
1.743%(c)	05/05/26	95	89,978
Hillenbrand, Inc.,
Gtd. Notes
5.000%	09/15/26	100	94,575
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29	50	47,724
Textron, Inc.,
Sr. Unsec’d. Notes
2.450%	03/15/31	64	52,588

			333,450

Multi-National — 0.1%
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes
6.950%	08/01/26	1,500	1,693,902

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	20	17,833
3.276%	12/01/28	25	21,582
5.500%	12/01/24	14	14,064

			53,479

Oil & Gas — 2.4%
Antero Resources Corp.,
Gtd. Notes, 144A
8.375%	07/15/26	366	386,887
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26	350	326,388
9.000%	11/01/27	204	259,562
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28	450	433,297
BP Capital Markets America, Inc.,
Gtd. Notes
1.749%	08/10/30	10	8,217
2.772%	11/10/50	145	100,857
2.939%	06/04/51	1,845	1,318,414
3.000%	02/24/50	60	43,659

SEE NOTES TO FINANCIAL STATEMENTS.

A189

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
3.060%	06/17/41		7	$5,452
3.194%	04/06/25		30	29,653
3.379%	02/08/61		5	3,705
4.234%	11/06/28		50	49,679
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	01/15/23		50	49,841
2.950%	07/15/30		10	8,779
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52		340	258,605
5.250%	06/15/37		30	29,231
5.400%	06/15/47		1,030	992,555
Chevron Corp.,
Sr. Unsec’d. Notes
2.954%	05/16/26		20	19,542
3.078%	05/11/50		10	7,966
Chevron USA, Inc.,
Gtd. Notes
1.018%	08/12/27		10	8,730
2.343%	08/12/50		10	6,921
3.850%	01/15/28		10	9,948
3.900%	11/15/24		50	50,482
Cimarex Energy Co.,
Sr. Unsec’d. Notes
4.375%	03/15/29		10	8,778
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		800	774,038
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24		10	9,906
4.500%	04/15/23		5	5,018
Gtd. Notes, 144A
2.268%	11/15/26		10	8,871
Coterra Energy, Inc.,
Sr. Unsec’d. Notes, 144A
3.900%	05/15/27		25	24,040
4.375%	03/15/29		20	19,609
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/30		6	5,656
4.750%	05/15/42		6	5,424
5.250%	09/15/24		2	2,043
5.250%	10/15/27		15	15,087
5.600%	07/15/41		870	863,277
5.850%	12/15/25		30	31,248
Devon OEI Operating LLC,
Sr. Unsec’d. Notes
7.500%	09/15/27		20	21,844
Diamondback Energy, Inc.,
Gtd. Notes
3.125%	03/24/31		25	21,776
3.250%	12/01/26		20	19,520
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	09/18/23	(a)	1,195	1,194,521

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
6.875%	04/29/30		497	$439,970
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28		1,300	1,238,272
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24		300	285,114
4.875%	03/30/26		547	482,327
5.375%	03/30/28		890	753,676
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.375%	04/15/30		15	15,072
EQT Corp.,
Sr. Unsec’d. Notes, 144A
3.125%	05/15/26		10	9,377
Equinor ASA (Norway),
Gtd. Notes
1.750%	01/22/26		10	9,327
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.992%	03/19/25		15	14,781
3.452%	04/15/51		25	20,528
3.482%	03/19/30		10	9,584
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.950%	07/19/22		390	292,500
Gazprom PJSC via Gaz Finance PLC (Russia),
Sr. Unsec’d. Notes, 144A
1.500%	02/17/27	EUR	100	28,819
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
2.900%	09/29/31		25	21,407
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		45	43,887
5.600%	02/15/41		15	14,617
7.300%	08/15/31		5	5,595
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25		1,160	1,085,354
4.750%	04/19/27		200	178,072
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
3.100%	07/15/31		705	585,915
Marathon Oil Corp.,
Sr. Unsec’d. Notes
4.400%	07/15/27		30	29,310
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	12/15/26		50	51,284
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27		425	428,749
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.450%	09/15/36		945	984,316

SEE NOTES TO FINANCIAL STATEMENTS.

A190

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Ovintiv, Inc.,
Gtd. Notes
6.625%	08/15/37			200	$209,096
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.250%	03/17/24			30	30,656
6.625%	01/16/34		GBP	680	760,324
7.375%	01/17/27			172	182,395
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29		EUR	394	309,998
5.350%	02/12/28			157	124,417
5.950%	01/28/31			20	14,554
6.350%	02/12/48			840	502,898
6.490%	01/23/27			1,550	1,341,092
6.500%	03/13/27			1,753	1,521,742
6.500%	01/23/29	(a)		700	562,830
6.700%	02/16/32			16	12,199
6.840%	01/23/30			306	242,378
Gtd. Notes, EMTN
3.750%	02/21/24		EUR	400	404,593
4.875%	02/21/28		EUR	1,530	1,272,076
Phillips 66,
Gtd. Notes
1.300%	02/15/26			22	19,818
2.150%	12/15/30			53	43,270
Phillips 66 Co.,
Gtd. Notes, 144A
2.450%	12/15/24			50	47,884
4.680%	02/15/45			1,900	1,748,941
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
0.550%	05/15/23			55	53,588
1.125%	01/15/26			25	22,358
1.900%	08/15/30			2,135	1,743,328
2.150%	01/15/31			5	4,120
Qatar Energy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26			200	180,330
3.125%	07/12/41			640	502,387
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	04/06/50			10	7,896
4.000%	05/10/46			20	17,709
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51			15	12,160
TotalEnergies Capital International SA (France),
Gtd. Notes
3.127%	05/29/50			4	3,062
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27			125	83,905
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.150%	09/15/27	(a)		845	753,241
2.850%	04/15/25			2	1,934

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
4.000%	04/01/29			50	$47,192
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.650%	03/05/25			100	98,240
3.700%	09/15/26			45	43,361

					27,392,851

Oil & Gas Services — 0.0%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
4.080%	12/15/47			20	16,904
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38			450	507,075
Halliburton Co.,
Sr. Unsec’d. Notes
2.920%	03/01/30			6	5,314
3.800%	11/15/25			8	7,914

					537,207

Packaging & Containers — 0.4%
Amcor Flexibles North America, Inc.,
Gtd. Notes
2.630%	06/19/30			55	45,134
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%
5.000%	06/30/27		EUR	938	707,699
Berry Global, Inc.,
Sr. Sec’d. Notes
0.950%	02/15/24			30	28,417
1.570%	01/15/26			90	80,352
Sr. Sec’d. Notes, 144A
4.875%	07/15/26			20	19,099
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A
1.512%	04/15/26			30	26,877
Silgan Holdings, Inc.,
Gtd. Notes
2.250%	06/01/28		EUR	2,100	1,725,272
Verallia SA (France),
Gtd. Notes
1.625%	05/14/28	(a)	EUR	2,500	2,148,673
WRKCo, Inc.,
Gtd. Notes
3.000%	06/15/33			5	4,213
3.900%	06/01/28			16	15,445
4.650%	03/15/26			25	25,143
4.900%	03/15/29			15	15,085

					4,841,409

Pharmaceuticals — 2.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26			300	284,352
3.200%	11/21/29			150	137,915
3.800%	03/15/25			1,040	1,032,851
4.050%	11/21/39			5,170	4,607,630

SEE NOTES TO FINANCIAL STATEMENTS.

A191

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
4.250%	11/14/28		50	$49,430
4.300%	05/14/36		10	9,396
4.500%	05/14/35		1,715	1,663,740
4.550%	03/15/35		2,040	1,987,260
4.875%	11/14/48		35	33,725
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
2.250%	05/28/31		8	6,960
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
0.700%	04/08/26		45	40,105
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	(a)	320	224,444
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	(a)	430	229,114
5.000%	02/15/29		250	129,871
5.250%	01/30/30		325	169,209
5.250%	02/15/31		225	115,536
6.250%	02/15/29		1,150	613,901
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
1.957%	02/11/31		20	16,177
3.363%	06/06/24		13	12,865
3.700%	06/06/27		136	131,645
3.794%	05/20/50		60	49,575
4.685%	12/15/44		10	9,264
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40		10	7,416
4.125%	06/15/39		470	449,588
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.750%	09/15/25		20	19,772
4.500%	11/15/44		5	4,270
4.900%	09/15/45		20	18,181
Cigna Corp.,
Gtd. Notes
3.250%	04/15/25		20	19,621
3.875%	10/15/47		20	16,467
4.125%	11/15/25		45	45,121
4.375%	10/15/28		1,390	1,377,298
4.500%	02/25/26		3,690	3,738,602
Sr. Unsec’d. Notes
2.400%	03/15/30		140	120,208
3.200%	03/15/40		460	366,767
3.400%	03/15/50		1,325	1,013,272
CVS Health Corp.,
Sr. Unsec’d. Notes
1.750%	08/21/30		60	48,154
1.875%	02/28/31	(a)	830	665,484
2.125%	09/15/31		40	32,398
2.625%	08/15/24		100	97,848
2.700%	08/21/40		480	345,600
3.000%	08/15/26		12	11,498
3.625%	04/01/27		50	48,697

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
3.750%	04/01/30	110	$102,901
4.300%	03/25/28	98	97,029
4.780%	03/25/38	290	274,493
5.125%	07/20/45	580	559,918
Johnson & Johnson,
Sr. Unsec’d. Notes
2.100%	09/01/40	10	7,320
Merck & Co., Inc.,
Sr. Unsec’d. Notes
1.450%	06/24/30	25	20,766
2.350%	06/24/40	10	7,529
2.750%	12/10/51	15	11,116
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	890	707,008
Novartis Capital Corp. (Switzerland),
Gtd. Notes
2.750%	08/14/50	10	7,777
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.550%	05/28/40	15	11,819
3.000%	12/15/26	20	19,555
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	16	15,823
3.200%	09/23/26	3,785	3,634,434
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	525	403,875
Utah Acquisition Sub, Inc.,
Gtd. Notes
3.950%	06/15/26	30	28,285
5.250%	06/15/46	185	149,041
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	5	3,521
4.000%	06/22/50	1,292	860,875
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.900%	08/20/28	30	29,078

			26,953,390

Pipelines — 1.9%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,805	1,541,331
4.450%	07/15/27	60	58,173
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	10	8,811
3.302%	01/15/35	45	38,503
3.701%	01/15/39	10	8,449
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	75	75,319
5.875%	03/31/25	130	133,071

SEE NOTES TO FINANCIAL STATEMENTS.

A192

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Cheniere Energy Partners LP,
Gtd. Notes, 144A
3.250%	01/31/32		15	$11,824
DCP Midstream Operating LP,
Gtd. Notes
3.250%	02/15/32		18	14,130
Enbridge, Inc. (Canada),
Gtd. Notes
0.550%	10/04/23		10	9,628
2.900%	07/15/22		25	24,993
4.000%	11/15/49		5	4,191
4.250%	12/01/26		10	9,894
Gtd. Notes, SOFR + 0.400%
1.639%(c)	02/17/23		10	9,946
Energy Transfer LP,
Jr. Sub. Notes, Series B
6.625%(ff)	02/15/28	(oo)	10	7,469
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30	(oo)	895	769,713
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26	(a)(oo)	1,365	1,216,386
Sr. Unsec’d. Notes
2.900%	05/15/25		5	4,757
3.600%	02/01/23		13	12,961
3.750%	05/15/30		60	54,027
4.000%	10/01/27		20	18,919
4.050%	03/15/25		50	49,258
4.200%	04/15/27		100	96,111
4.250%	04/01/24		5	4,985
4.900%	02/01/24		10	10,080
4.950%	06/15/28		20	19,708
5.000%	05/15/50		293	249,281
5.150%	03/15/45		55	47,073
5.250%	04/15/29		25	24,774
5.300%	04/15/47		120	103,882
5.400%	10/01/47		60	52,763
5.500%	06/01/27		50	50,742
6.125%	12/15/45		90	86,243
6.250%	04/15/49		1,470	1,425,872
6.500%	02/01/42		5	5,013
Sr. Unsec’d. Notes, Series 05Y
4.200%	09/15/23		17	17,000
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38		20	18,786
Energy Transfer LP/Regency Energy Finance Corp.,
Sr. Unsec’d. Notes
5.000%	10/01/22		33	33,032
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30		5	4,382
3.125%	07/31/29		30	27,011
3.200%	02/15/52		870	624,023
3.300%	02/15/53		15	10,936
3.700%	01/31/51		130	101,561
4.150%	10/16/28		30	29,266
4.250%	02/15/48		45	37,929
4.800%	02/01/49		30	27,228

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
4.850%	03/15/44		25	$22,710
4.900%	05/15/46		2,115	1,944,997
Gtd. Notes, Series D
6.875%	03/01/33		10	11,472
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38		349	331,838
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31		30	24,377
Gray Oak Pipeline LLC,
Sr. Unsec’d. Notes, 144A
2.000%	09/15/23		40	38,873
2.600%	10/15/25		10	9,350
3.450%	10/15/27		5	4,627
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24		30	30,060
4.700%	11/01/42		5	4,236
5.400%	09/01/44		13	11,915
7.300%	08/15/33		10	11,198
Kinder Morgan, Inc.,
Gtd. Notes
1.750%	11/15/26		30	26,609
3.250%	08/01/50	(a)	782	543,875
3.600%	02/15/51		1,178	865,014
4.300%	06/01/25		30	29,914
5.300%	12/01/34		23	22,392
Gtd. Notes, 144A
5.625%	11/15/23		37	37,665
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.950%	03/01/50		30	23,674
4.200%	03/15/45		1,000	777,295
MPLX LP,
Sr. Unsec’d. Notes
1.750%	03/01/26		85	76,687
2.650%	08/15/30		30	25,046
3.375%	03/15/23		50	49,881
4.000%	02/15/25		55	54,175
4.125%	03/01/27		50	48,390
4.500%	04/15/38		970	850,267
4.800%	02/15/29		40	39,382
4.875%	06/01/25		10	10,055
4.950%	03/14/52		15	12,974
5.200%	03/01/47		115	104,010
5.500%	02/15/49		40	37,152
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27		255	252,250
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51		5	3,752
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
7.125%	12/01/25		40	43,051

SEE NOTES TO FINANCIAL STATEMENTS.

A193

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
ONEOK Partners LP,
Gtd. Notes
5.000%	09/15/23	30	$30,305
6.850%	10/15/37	1,250	1,279,600
ONEOK, Inc.,
Gtd. Notes
2.200%	09/15/25	50	46,579
3.100%	03/15/30	75	64,464
4.350%	03/15/29	100	94,032
4.500%	03/15/50	2,685	2,138,840
4.950%	07/13/47	450	381,813
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	20	17,648
3.850%	10/15/23	40	39,795
4.300%	01/31/43	5	3,757
4.650%	10/15/25	10	9,928
5.150%	06/01/42	15	12,489
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
3.600%	05/15/25	75	67,380
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	25	24,042
4.500%	05/15/30	5	4,803
5.000%	03/15/27	80	80,332
5.625%	03/01/25	25	25,542
5.875%	06/30/26	20	20,663
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	10	11,637
Sr. Unsec’d. Notes, 144A
0.625%	04/28/23	20	19,387
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
7.500%	10/01/25	1,150	1,117,125
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.500%	03/01/30	15	14,282
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes
7.000%	03/15/27	10	10,743
7.000%	10/15/28	10	10,861
Gtd. Notes, 144A
2.900%	03/01/30	10	8,658
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.100%	04/15/30	40	38,230
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	80	71,845
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	115	100,823
4.125%	08/15/31	80	68,711

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.450%	04/01/44	575	$477,467
5.750%(cc)	02/01/50	5	4,040
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	30	25,138
3.750%	06/15/27	25	23,907
4.000%	09/15/25	60	59,118
4.850%	03/01/48	30	27,169
4.900%	01/15/45	1,200	1,073,779
8.750%	03/15/32	10	12,626

			21,086,155

Private Equity — 0.0%
Carlyle Finance Subsidiary LLC,
Gtd. Notes, 144A
3.500%	09/19/29	26	23,555

Real Estate — 0.1%
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25	1,200	1,138,972

Real Estate Investment Trusts (REITs) — 0.7%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
1.875%	02/01/33	5	3,761
2.000%	05/18/32	5	3,949
3.800%	04/15/26	25	24,537
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.300%	07/15/26	35	34,187
American Finance Trust, Inc./American Finance Operating Partner LP,
Gtd. Notes, 144A
4.500%	09/30/28	10	7,904
American Tower Corp.,
Sr. Unsec’d. Notes
1.300%	09/15/25	25	22,607
1.600%	04/15/26	50	44,804
2.700%	04/15/31	90	74,105
3.600%	01/15/28	17	15,803
4.000%	06/01/25	75	74,184
4.400%	02/15/26	25	24,871
Boston Properties LP,
Sr. Unsec’d. Notes
2.450%	10/01/33	15	11,485
3.250%	01/30/31	3	2,572
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27	35	33,517
4.050%	07/01/30	1,145	1,031,844
Camden Property Trust,
Sr. Unsec’d. Notes
2.800%	05/15/30	5	4,413
Crown Castle International Corp.,
Sr. Unsec’d. Notes
1.350%	07/15/25	25	22,840
2.250%	01/15/31	75	60,867

SEE NOTES TO FINANCIAL STATEMENTS.

A194

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
2.500%	07/15/31		35	$28,733
3.300%	07/01/30		30	26,473
4.000%	03/01/27		10	9,704
5.200%	02/15/49		10	9,606
Diversified Healthcare Trust,
Gtd. Notes
9.750%	06/15/25		500	494,069
Duke Realty LP,
Sr. Unsec’d. Notes
1.750%	02/01/31		25	20,301
Equinix, Inc.,
Sr. Unsec’d. Notes
2.150%	07/15/30		30	24,361
3.000%	07/15/50		5	3,419
3.200%	11/18/29		31	27,563
Essex Portfolio LP,
Gtd. Notes
1.650%	01/15/31		25	19,493
Global Net Lease, Inc./Global Net Lease Operating Partnership LP,
Gtd. Notes, 144A
3.750%	12/15/27		20	16,673
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24		70	67,250
4.000%	01/15/30		50	43,929
4.000%	01/15/31		10	8,669
5.375%	11/01/23		50	49,812
5.750%	06/01/28		50	48,826
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
1.350%	02/01/27		15	13,171
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series E
4.000%	06/15/25		40	39,082
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24		5	4,875
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.250%	12/01/31		20	16,172
Mid-America Apartments LP,
Sr. Unsec’d. Notes
1.700%	02/15/31		5	3,955
3.950%	03/15/29		20	19,089
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
0.993%	10/15/26	EUR	675	584,002
3.500%	03/15/31		925	722,821
Physicians Realty LP,
Gtd. Notes
4.300%	03/15/27		5	4,900
Piedmont Operating Partnership LP,
Gtd. Notes
3.400%	06/01/23		25	24,861
Prologis LP,
Sr. Unsec’d. Notes
1.250%	10/15/30		10	7,943

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Realty Income Corp.,
Sr. Unsec’d. Notes
1.800%	03/15/33		15	$11,461
2.200%	06/15/28		5	4,398
2.850%	12/15/32		530	454,205
3.950%	08/15/27		91	88,939
4.875%	06/01/26		50	50,980
Regency Centers LP,
Gtd. Notes
3.600%	02/01/27		20	19,352
Simon Property Group LP,
Sr. Unsec’d. Notes
2.450%	09/13/29		40	33,964
3.250%	11/30/26		20	19,082
Spirit Realty LP,
Gtd. Notes
2.100%	03/15/28		15	12,552
2.700%	02/15/32		2,190	1,710,906
UDR, Inc.,
Gtd. Notes
3.000%	08/15/31		5	4,272
Ventas Realty LP,
Gtd. Notes
3.000%	01/15/30		5	4,382
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		25	23,491
4.625%	06/15/25		405	385,898
Welltower, Inc.,
Sr. Unsec’d. Notes
2.050%	01/15/29		15	12,623
2.700%	02/15/27		25	23,114
2.800%	06/01/31		35	29,474
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
7.375%	03/15/32		6	6,934
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33	(a)	1,930	1,484,507

				8,218,536

Retail — 0.7%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30		1,500	1,204,016
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A
0.950%	02/10/26		79	69,805
Alimentation Couche-Tard, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
3.800%	01/25/50		20	15,112
At Home Group, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	07/15/28		275	201,125
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30		25	23,475

SEE NOTES TO FINANCIAL STATEMENTS.

A195

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31			375	$293,797
Best Buy Co., Inc.,
Sr. Unsec’d. Notes
1.950%	10/01/30			535	425,077
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.750%	04/20/32			55	45,272
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
2.650%	12/01/31	(a)		1,340	1,102,000
4.200%	05/15/28			30	29,120
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
6.250%	10/30/25		EUR	1,600	1,502,987
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.950%	06/15/29			49	45,793
3.350%	04/15/50			5	4,051
3.900%	12/06/28			10	10,004
4.875%	02/15/44			10	10,162
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
1.300%	04/15/28			65	54,949
1.700%	09/15/28			20	17,049
1.700%	10/15/30			10	8,032
2.800%	09/15/41			25	18,110
3.650%	04/05/29			30	28,347
3.700%	04/15/46			15	12,051
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.800%	04/01/28			30	29,454
Nordstrom, Inc.,
Sr. Unsec’d. Notes
2.300%	04/08/24			20	18,929
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
1.750%	03/15/31	(a)		2,155	1,704,381
QVC, Inc.,
Sr. Sec’d. Notes
4.450%	02/15/25			40	35,684
Ross Stores, Inc.,
Sr. Unsec’d. Notes
1.875%	04/15/31			50	39,573
4.600%	04/15/25			50	50,564
4.700%	04/15/27			2	2,012
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25			454	426,842
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
1.150%	05/15/28			20	17,003
Tractor Supply Co.,
Sr. Unsec’d. Notes
1.750%	11/01/30			55	43,187

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Walmart, Inc.,
Sr. Unsec’d. Notes
1.800%	09/22/31	10	$8,501
2.375%	09/24/29	2	1,817
2.500%	09/22/41	15	11,621
2.650%	09/22/51	10	7,533

			7,517,435

Semiconductors — 0.6%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.800%	10/01/41	5	3,921
2.950%	04/01/25	5	4,901
2.950%	10/01/51	30	22,943
Applied Materials, Inc.,
Sr. Unsec’d. Notes
2.750%	06/01/50	10	7,454
3.300%	04/01/27	10	9,778
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	80	77,121
Broadcom, Inc.,
Gtd. Notes
4.150%	11/15/30	9	8,253
Gtd. Notes, 144A
2.450%	02/15/31	30	24,122
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	3,576	2,731,530
3.187%	11/15/36	2,000	1,519,185
3.419%	04/15/33	1,442	1,192,059
3.469%	04/15/34	50	40,555
4.926%	05/15/37	100	89,819
Intel Corp.,
Sr. Unsec’d. Notes
2.800%	08/12/41	5	3,805
3.050%	08/12/51	15	11,170
3.100%	02/15/60	10	7,160
3.900%	03/25/30	20	19,617
KLA Corp.,
Sr. Unsec’d. Notes
4.100%	03/15/29	50	49,562
5.000%	03/15/49	50	50,294
Lam Research Corp.,
Sr. Unsec’d. Notes
1.900%	06/15/30	25	21,102
Microchip Technology, Inc.,
Sr. Sec’d. Notes
0.972%	02/15/24	65	61,759
Micron Technology, Inc.,
Sr. Unsec’d. Notes
2.703%	04/15/32	10	7,985
NVIDIA Corp.,
Sr. Unsec’d. Notes
1.550%	06/15/28	30	26,316
3.500%	04/01/40	10	8,738

SEE NOTES TO FINANCIAL STATEMENTS.

A196

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Semiconductors (cont’d.)
NXP BV/NXP Funding LLC (China),
Gtd. Notes
4.875%	03/01/24	75	$75,771
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.500%	05/11/31	65	53,451
2.650%	02/15/32	35	28,765
3.400%	05/01/30	40	35,633
4.300%	06/18/29	110	105,574
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
1.300%	05/20/28	25	21,652
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
2.700%	09/15/51	5	3,812
2.900%	11/03/27	10	9,563

			6,333,370

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
4.200%	05/01/30	20	18,848

Software — 0.3%
Adobe, Inc.,
Sr. Unsec’d. Notes
2.150%	02/01/27	20	18,702
2.300%	02/01/30	30	26,513
Autodesk, Inc.,
Sr. Unsec’d. Notes
2.400%	12/15/31	30	24,437
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A
9.125%	03/01/26	850	793,078
Citrix Systems, Inc.,
Sr. Unsec’d. Notes
4.500%	12/01/27	25	24,751
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31	65	52,855
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.100%	03/01/41	10	7,313
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.250%	06/01/27	21	18,801
2.750%	07/01/24	50	48,808
3.500%	07/01/29	40	36,485
3.800%	10/01/23	15	15,026
4.200%	10/01/28	40	38,644
Intuit, Inc.,
Sr. Unsec’d. Notes
0.650%	07/15/23	10	9,717
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26	10	9,641
2.525%	06/01/50	1,842	1,356,105
2.921%	03/17/52	89	70,265

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software (cont’d.)
Oracle Corp.,
Sr. Unsec’d. Notes
1.650%	03/25/26	80	$71,655
2.500%	04/01/25	20	18,999
2.650%	07/15/26	50	46,101
2.950%	04/01/30	100	85,360
3.600%	04/01/50	31	21,635
3.650%	03/25/41	10	7,452
3.850%	04/01/60	5	3,450
3.950%	03/25/51	5	3,671
4.000%	11/15/47	25	18,577
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
1.400%	09/15/27	20	17,135
1.750%	02/15/31	5	3,894
Salesforce, Inc.,
Sr. Unsec’d. Notes
1.500%	07/15/28	10	8,732
1.950%	07/15/31	45	38,244
2.700%	07/15/41	5	3,871
VMware, Inc.,
Sr. Unsec’d. Notes
1.800%	08/15/28	10	8,308
2.200%	08/15/31	30	23,598
3.900%	08/21/27	35	33,613
4.700%	05/15/30	43	41,280

			3,006,716

Telecommunications — 1.9%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	03/25/26	200	182,913
2.250%	02/01/32	45	36,735
2.300%	06/01/27	75	68,498
2.550%	12/01/33	737	597,720
2.750%	06/01/31	110	95,061
3.500%	09/15/53	4,881	3,701,589
3.550%	09/15/55	972	728,429
3.650%	09/15/59	180	134,880
3.800%	12/01/57	13	10,082
4.250%	03/01/27	10	9,982
4.300%	02/15/30	545	532,219
4.350%	03/01/29	45	44,348
4.500%	05/15/35	570	540,397
4.500%	03/09/48	10	8,895
6.950%	01/15/28	10	10,978
Bell Telephone Co. of Canada or Bell Canada (The) (Canada),
Gtd. Notes, Series US-3
0.750%	03/17/24	40	38,096
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30	10	12,354
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%
13.000%	12/31/25	535	463,824

SEE NOTES TO FINANCIAL STATEMENTS.

A197

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Sr. Sec’d. Notes, 144A
8.750%	05/25/24	200	$186,261
8.750%	05/25/24	997	927,897
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23	500	300,548
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.625%	01/15/29	40	30,698
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39	550	434,192
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
2.300%	11/15/30	49	38,326
4.600%	05/23/29	60	57,204
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.700%	11/15/49	2	1,523
4.300%	02/15/48	2	1,675
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25	2,502	2,611,888
7.625%	03/01/26	100	105,483
7.875%	09/15/23	2,000	2,065,696
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26	25	22,520
2.625%	02/15/29	10	8,409
Gtd. Notes, 144A
2.250%	02/15/26	20	18,068
Sr. Sec’d. Notes
2.250%	11/15/31	100	81,219
2.550%	02/15/31	10	8,413
3.300%	02/15/51	5	3,649
3.750%	04/15/27	125	120,248
3.875%	04/15/30	137	127,907
4.375%	04/15/40	435	389,489
4.500%	04/15/50	3,140	2,789,717
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.500%	09/18/30	75	59,986
1.680%	10/30/30	32	25,745
1.750%	01/20/31	40	32,125
2.100%	03/22/28	230	204,285
2.355%	03/15/32	110	91,251
2.550%	03/21/31	80	68,417
2.650%	11/20/40	3,440	2,522,656
2.850%	09/03/41	10	7,496
2.875%	11/20/50	10	7,097
3.150%	03/22/30	35	31,818
3.400%	03/22/41	1,185	964,408
3.550%	03/22/51	90	72,157
4.016%	12/03/29	140	135,825
4.125%	03/16/27	20	19,954
4.329%	09/21/28	115	114,455

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/16/24	20	$20,090
4.375%	05/30/28	25	24,858

			21,950,653

Toys/Games/Hobbies — 0.0%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.550%	11/19/26	140	133,776
3.900%	11/19/29	20	18,365

			152,141

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
2.875%	06/15/52	5	3,715
3.550%	02/15/50	5	4,181
4.900%	04/01/44	10	10,055
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
2.050%	03/05/30	5	4,232
2.450%	12/02/31	30	25,738
3.000%	12/02/41	10	7,859
3.100%	12/02/51	10	7,368
CSX Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/27	10	9,594
3.800%	03/01/28	16	15,639
FedEx Corp.,
Gtd. Notes
3.100%	08/05/29	10	9,124
4.250%	05/15/30	20	19,487
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32	480	412,280
Kansas City Southern,
Gtd. Notes
3.500%	05/01/50	25	19,512
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	97	95,742
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.900%	06/15/26	14	13,400
3.050%	05/15/50	20	14,702
3.800%	08/01/28	54	53,033
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.750%	03/15/24	20	20,045
3.799%	10/01/51	9	7,728
3.950%	08/15/59	35	29,856

			783,290

SEE NOTES TO FINANCIAL STATEMENTS.

A198

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)

Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	11/15/25	20	$17,824
1.700%	06/15/26	30	26,688
2.700%	11/01/24	20	19,217
4.000%	07/15/25	25	24,569
4.125%	08/01/23	5	5,016

			93,314

Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.450%	05/01/50	625	497,803

TOTAL CORPORATE BONDS (cost $487,926,958)			420,302,730

MUNICIPAL BONDS — 1.7%
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	30	31,746

California — 0.4%
Bay Area Toll Authority,
Taxable, Revenue Bonds, BABs, Series S3
6.907%	10/01/50	1,125	1,566,017
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,550	2,008,601
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	725	978,949

			4,553,567

Colorado — 0.1%
Colorado Health Facilities Authority,
Taxable, Revenue Bonds, Series B
2.800%	12/01/26	10	9,490
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	770	917,471

			926,961

Illinois — 0.4%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,380	1,653,217
State of Illinois,
General Obligation Unlimited, Series A
5.000%	10/01/22	20	20,138
General Obligation Unlimited, Series D
5.000%	11/01/22	2,650	2,673,839
General Obligation Unlimited, Taxable, Series A
3.140%	10/01/24	35	34,138

			4,381,332

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.652%	08/15/57	20	$17,932

New Jersey — 0.4%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	1,175	1,518,988
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	2,050	2,721,994

			4,240,982

New York — 0.0%
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series B
2.590%	03/15/35	20	16,284
Port Authority of New York & New Jersey,
Revenue Bonds
6.040%	12/01/29	25	28,088

			44,372

Ohio — 0.1%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	695	752,378

Oregon — 0.1%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	615	696,384

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	825	921,903

Puerto Rico — 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A-1
5.000%	07/01/58	1,710	1,675,911

Texas — 0.0%
Grand Parkway Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.236%	10/01/52	20	16,058
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	450	394,944

			411,002

Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	425	364,142

TOTAL MUNICIPAL BONDS (cost $16,388,435)			19,018,612

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.8%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/35	13	12,800

SEE NOTES TO FINANCIAL STATEMENTS.

A199

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Bellemeade Re Ltd. (Bermuda),
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
3.474%(c)	10/25/28	335	$333,715
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
3.074%(c)	04/25/29	268	267,310
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
3.624%(c)	10/25/29	173	172,910
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
5.624%(c)	08/26/30	120	119,886
Series 2020-03A, Class M1B, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
4.474%(c)	10/25/30	149	149,063
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
5.324%(c)	10/25/30	275	275,712
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
2.326%(c)	09/25/31	200	185,407
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
3.076%(c)	01/26/32	490	474,371
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
4.626%(c)	01/26/32	1,240	1,184,785
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
2.783%(c)	09/12/26^	2,242	2,231,091
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
4.402%(c)	08/29/22	4,090	4,057,773
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
2.920%(cc)	09/25/47	279	255,403
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1B1, 144A, 1 Month LIBOR + 4.350% (Cap N/A, Floor 0.000%)
5.974%(c)	04/25/31	370	366,846
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
3.724%(c)	10/25/39	98	96,884
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
6.176%(c)	03/25/42	260	242,432
Credit Suisse Mortgage Trust,
Series 2020-RPL05, Class A1, 144A
3.023%(cc)	08/25/60	369	355,584
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
3.324%(c)	11/25/28	585	582,683

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
3.424%(c)	04/25/29	180	$178,886
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
3.076%(c)	10/25/33	605	603,021
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
3.626%(c)	10/25/33	940	937,931
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
4.376%(c)	04/25/34	910	856,106
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
4.024%(c)	05/25/30	381	381,249
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
3.774%(c)	10/25/30	239	239,713
Fannie Mae REMICS,
Series 2011-116, Class ZA
3.500%	11/25/41	1,868	1,828,012
Series 2012-34, Class EB
4.000%	04/25/42	1,575	1,563,242
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
4.926%(c)	11/25/50	900	847,580
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)
3.526%(c)	11/25/50	3,059	3,039,689
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
4.326%(c)	08/25/33	3,035	2,632,589
Series 2021-DNA07, Class B1, 144A, 30 Day Average SOFR + 3.650% (Cap N/A, Floor 0.000%)
4.576%(c)	11/25/41	755	645,825
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
3.474%(c)	02/25/50	618	612,360
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
6.724%(c)	06/25/50	182	185,353
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
7.624%(c)	08/25/50	1,570	1,634,955
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
5.374%(c)	08/25/50	50	49,873
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
5.726%(c)	10/25/50	670	677,315
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
3.726%(c)	10/25/50	246	246,658

SEE NOTES TO FINANCIAL STATEMENTS.

A200

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)
4.724%(c)	03/25/50	43	$42,793
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
5.224%(c)	07/25/50	139	139,086
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
6.874%(c)	09/25/50	320	319,216
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
4.774%(c)	09/25/50	22	21,600
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)
3.976%(c)	01/25/34	590	506,382
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
2.576%(c)	01/25/34	368	355,290
Series 2021-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)
3.176%(c)	08/25/33	4,200	3,890,849
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
4.276%(c)	09/25/41	540	453,166
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
3.026%(c)	09/25/41	1,020	891,501
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)
4.676%(c)	12/25/41	260	214,623
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
3.276%(c)	12/25/41	700	604,022
Freddie Mac REMICS,
Series 4289, Class WZ
3.000%	01/15/44	779	746,101
Series 4768, Class GA
3.500%	09/15/45	584	584,562
Series 4939, Class KT
3.000%	07/15/48	508	485,152
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49	3,137	2,991,414
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
3.224%(c)	10/25/28	61	60,467
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
3.274%(c)	05/25/29	179	178,862
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
4.874%(c)	10/25/30	36	35,680
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)
5.774%(c)	10/25/30	200	200,533

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
2.526%(c)	01/25/34	530	$517,577
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
3.726%(c)	01/25/34	815	767,478
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59	447	446,558
Series 2020-GS01, Class A1, 144A
2.882%	10/25/59	1,014	1,007,392
Series 2020-SL01, Class A, 144A
2.734%	01/25/60	459	447,154
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
2.374%(c)	01/25/48	496	485,960
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
3.174%(c)	07/25/28	103	102,982
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
3.024%(c)	07/25/29	46	46,362
Oaktown Re V Ltd. (Bermuda),
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
5.224%(c)	10/25/30	126	125,620
Oaktown Re VII Ltd. (Bermuda),
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
3.826%(c)	04/25/34	900	839,306
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
4.474%(c)	02/25/23	1,280	1,272,077
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
4.274%(c)	08/25/25	1,200	1,184,140
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
3.024%(c)	03/25/28	27	27,083
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)
4.324%(c)	03/25/28	960	952,316
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
2.574%(c)	01/25/30	500	489,721
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
3.074%(c)	01/25/30	1,500	1,471,108
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)
2.776%(c)	11/25/31	770	762,269

SEE NOTES TO FINANCIAL STATEMENTS.

A201

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#			Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
4.626%(c)	11/25/31		900		$864,267
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
2.543%(cc)	02/25/34		200		192,405
Series 2004-18, Class 3A1
3.122%(cc)	12/25/34		1,197		1,138,197
TFS (Spain),
Series 2018-03
0.000%(s)	04/16/40^	EUR	—(r	)	2,305

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $56,719,246)					54,388,588

SOVEREIGN BONDS — 2.6%
1MDB Global Investments Ltd. (Malaysia),
Sr. Unsec’d. Notes
4.400%	03/09/23		2,000		1,944,627
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		570		476,979
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		963		944,873
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.500%	01/28/26		250		234,324
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	02/22/29		1,180		1,028,823
6.000%	07/19/28		575		534,746
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/16/26	EUR	300		235,526
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	1,500		1,681,194
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	03/25/24		290		295,743
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	410		305,058
1.450%	09/18/26	EUR	375		361,256
3.375%	07/30/25	EUR	3,125		3,291,218
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	1,250		1,283,739
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.500%	05/23/24		1,000		987,167
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A
3.375%	09/27/23		600		602,223
Sr. Unsec’d. Notes, 144A, MTN
1.750%	09/05/24		600		581,872
3.000%	03/12/24		600		597,695

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.750%	03/16/25			450	$444,828
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31			10	8,508
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
5.103%	04/23/48			780	814,577
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29			200	176,703
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28		GBP	1,995	2,705,078
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33			4,730	4,964,451
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35		EUR	1,156	896,651
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35		EUR	940	729,110
4.125%	03/11/39		EUR	254	193,021
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29		EUR	442	335,050
3.125%	05/15/27		EUR	1,267	1,165,298
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33		EUR	610	400,281
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/22			920	496,800
8.994%	02/01/24			200	50,000
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30		EUR	1,090	274,144
7.750%	09/01/22	(a)		930	502,200
8.994%	02/01/24			200	50,000
9.750%	11/01/28			400	98,000
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55	(a)		500	492,402

TOTAL SOVEREIGN BONDS (cost $36,634,506)					30,184,165

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.1%
Federal Home Loan Mortgage Corp.
3.500%	02/01/47			831	817,065
5.500%	10/01/33			392	419,408
5.500%	06/01/34			3	3,021
6.000%	11/01/33			62	65,163
6.000%	05/01/34			44	46,341
6.000%	06/01/34			68	71,467
6.250%	07/15/32	(k)		830	1,030,189
6.500%	07/01/32			5	5,036
6.500%	07/01/32			9	9,862
6.500%	08/01/32			21	22,638
6.500%	08/01/32			22	23,527
6.500%	08/01/32			24	25,201
6.500%	09/01/32			25	25,752

SEE NOTES TO FINANCIAL STATEMENTS.

A202

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.500%	09/01/32		72	$75,683
6.750%	03/15/31		600	751,465
Federal National Mortgage Assoc.
3.000%	TBA		26,000	24,210,469
3.500%	TBA(tt)		39,500	37,984,805
3.500%	TBA		7,500	7,202,902
4.000%	TBA		9,000	8,858,145
4.000%	TBA(tt)		12,000	11,832,891
4.500%	TBA		4,000	4,015,156
4.500%	08/01/40		946	976,299
5.500%	02/01/33		6	5,758
5.500%	02/01/33		9	9,112
5.500%	03/01/33		14	14,925
5.500%	03/01/33		22	23,329
5.500%	03/01/33		23	24,511
5.500%	04/01/33		3	3,099
5.500%	04/01/33		15	15,782
5.500%	04/01/33		18	19,624
5.500%	04/01/33		21	22,413
5.500%	07/01/33		14	14,841
5.500%	07/01/33		18	19,332
5.500%	08/01/33		14	14,470
5.500%	02/01/34		15	16,321
5.500%	04/01/34		14	14,356
5.500%	06/01/34		17	17,840
6.000%	10/01/33		2	1,617
6.000%	10/01/33		168	178,497
6.000%	03/01/34		24	25,192
6.000%	02/01/35		105	112,366
6.000%	11/01/36		29	31,244
6.500%	08/01/32		70	73,497
6.500%	09/01/32		69	72,479
6.500%	09/01/32		105	112,171
6.500%	10/01/32		39	41,305
6.500%	04/01/33		77	82,726
6.500%	11/01/33		3	2,927
6.625%	11/15/30	(k)	830	1,025,902
7.000%	05/01/32		49	50,374
7.000%	06/01/32		4	4,045
7.125%	01/15/30		785	985,231
Government National Mortgage Assoc.
3.500%	01/20/48		121	118,796
4.000%	02/20/49		252	254,048
5.500%	01/15/33		35	38,294
5.500%	02/15/33		22	24,182
5.500%	05/15/33		53	54,903
5.500%	05/15/33		140	146,101
5.500%	06/15/33		154	162,831
5.500%	09/15/33		29	29,812
5.500%	07/15/35		32	34,457
6.000%	12/15/32		68	74,363
6.000%	11/15/33		26	27,956
6.000%	01/15/34		6	7,020
6.000%	06/20/34		188	205,733
6.000%	11/15/34		257	278,611
6.500%	09/15/32		30	31,953
6.500%	09/15/32		86	90,834
6.500%	09/15/32		123	129,428

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.500%	11/15/33		70	$73,906

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $103,646,552)				103,290,999

U.S. TREASURY OBLIGATIONS — 6.9%
U.S. Treasury Bonds
1.125%	05/15/40		30	20,883
1.750%	08/15/41		1,240	942,981
1.875%	02/15/41		138	107,830
2.000%	11/15/41		2,719	2,159,056
2.250%	05/15/41	(h)	65,845	54,918,845
2.375%	02/15/42		1,255	1,064,005
2.500%	02/15/46	(k)	1,580	1,339,544
2.500%	05/15/46	(k)	965	817,838
3.000%	05/15/45	(k)	4,065	3,770,287
3.125%	02/15/43	(k)	2,460	2,336,231
U.S. Treasury Notes
2.375%	03/31/29	(k)	615	588,863
2.875%	05/15/32		5	4,945
U.S. Treasury Strips Coupon
1.467%(s)	11/15/41		500	250,859
2.056%(s)	11/15/38		130	76,146
2.071%(s)	08/15/41		150	76,266
2.208%(s)	05/15/39		2,790	1,597,384
2.335%(s)	08/15/44		2,500	1,128,418
2.364%(s)	05/15/45		3,420	1,510,010
2.377%(s)	08/15/45		1,250	547,900
2.387%(s)	05/15/43		4,015	1,890,187
2.395%(s)	11/15/43		619	287,158
2.423%(s)	11/15/40		430	228,673
2.423%(s)	05/15/44	(k)	7,225	3,284,553
3.176%(s)	08/15/40		120	64,523

TOTAL U.S. TREASURY OBLIGATIONS (cost $99,353,585)				79,013,385

			Shares

COMMON STOCKS — 0.4%
Gas Utilities — 0.1%
Ferrellgas Partners LP (Class B Stock)^			6,372	1,312,632

Oil, Gas & Consumable Fuels — 0.3%
Chesapeake Energy Corp.(a)			37,737	3,060,471
Chesapeake Energy Corp. Backstop Commitment			517	41,929

				3,102,400

TOTAL COMMON STOCKS (cost $1,551,940)				4,415,032

PREFERRED STOCKS — 0.2%
Banks — 0.1%
Citigroup Capital XIII, 7.609%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40			45,000	1,206,000

SEE NOTES TO FINANCIAL STATEMENTS.

A203

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

PREFERRED STOCKS (continued)
Capital Markets — 0.1%
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(oo)	35,000	$871,500

TOTAL PREFERRED STOCKS (cost $2,000,000)		2,077,500

	Units

WARRANTS* — 0.0%
Chemicals
TPC Group, Inc., expiring 08/01/24^	315,256	32

(cost $0)

TOTAL LONG-TERM INVESTMENTS (cost $1,266,176,916)		1,147,006,742

	Shares

SHORT-TERM INVESTMENTS — 8.7%

AFFILIATED MUTUAL FUNDS — 8.6%
PGIM Core Ultra Short Bond Fund(wa)	71,650,326	71,650,326
PGIM Institutional Money Market Fund (cost $26,304,421; includes $26,268,750 of cash collateral for securities on loan)(b)(wa)	26,340,001	26,316,295

TOTAL AFFILIATED MUTUAL FUNDS (cost $97,954,747)		97,966,621

OPTIONS PURCHASED*~ — 0.1% (cost $428,323)		1,100,229

TOTAL SHORT-TERM INVESTMENTS (cost $98,383,070)		99,066,850

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—109.4% (cost $1,364,559,986)		1,246,073,592

OPTIONS WRITTEN*~ — (0.1)%
(premiums received $668,291)		(724,347)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—109.3% (cost $1,363,891,695)		1,245,349,245

Liabilities in excess of other assets(z) — (9.3)%		(105,897,508)

NET ASSETS — 100.0%		$1,139,451,737

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $8,810,040 and 0.8% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $25,299,891; cash collateral of $26,268,750 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 51,500,000 is 4.5% of net assets.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A204

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Unfunded loan commitment outstanding at June 30, 2022:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
TPC Group, Inc., DIP Facility, Term SOFR + 0.000%, 0.000%(c), Maturity Date 05/31/23 (cost $35,120)^	35	$35,118	$—	$(2)

Options Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	14,640	$—
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	15,330	—
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	14,640	—
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley &Co. International PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	15,330	—
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	15,330	8
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	12,030	6
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	12,030	6
CDX.NA.HY.38.V1, 06/20/27	Put	Morgan Stanley &Co. International PLC	07/20/22	$93.00	CDX.NA.HY.38.V1(Q)	5.00%(Q)	3,700	12,093
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.70%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	15,330	220,454
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley &Co. International PLC	07/20/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	15,330	185,831
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	14,640	160,996
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	14,640	160,996
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	15,330	178,987
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	08/17/22	0.88%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	12,030	94,942
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	08/17/22	0.90%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	12,030	85,910

Total Options Purchased (cost $428,323)								$1,100,229

Options Written: OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.63%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	15,330	$(91)

SEE NOTES TO FINANCIAL STATEMENTS.

A205

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	07/20/22	0.65%	CDX.NA.IG.38.V1(Q)	1.00%(Q)		15,330	$(194)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)		14,640	(380)
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)		14,640	(380)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	0.70%	CDX.NA.IG.38.V1(Q)	1.00%(Q)		15,330	(1,810)
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	08/17/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)		12,030	(1,736)
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	08/17/22	0.80%	CDX.NA.IG.38.V1(Q)	1.00%(Q)		12,030	(2,617)
CDX.NA.HY.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	08/17/22	$ 98.00	5.00%(Q)	CDX.NA.HY.38.V1(Q)		3,700	(102,632)
CDX.NA.HY.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	09/21/22	$ 96.00	5.00%(Q)	CDX.NA.HY.38.V1(Q)		3,700	(100,781)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		15,330	(63,340)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	07/20/22	0.98%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		15,330	(53,488)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		14,640	(30,554)
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		14,640	(30,554)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	1.03%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		15,330	(67,242)
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	08/17/22	1.13%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		12,030	(36,063)
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	08/17/22	1.15%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		12,030	(32,867)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	1.33%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		11,160	(32,933)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	1.45%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		11,160	(24,884)
GS_21-PJ2A^	Put	Goldman Sachs International	11/15/24	0.50%	0.50%(M)	GS_21-PJ2A(M)		7,830	(236)
GS_21-PJA††^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)		15,090	(430)
iTraxx.XO.36.V1, 12/20/26	Put	Barclays Bank PLC	09/21/22	8.00%	5.00%(Q)	iTraxx.XO.36.V1(Q)	EUR	10,000	(95,981)
iTraxx.XO.36.V1, 12/20/26^	Put	Barclays Bank PLC	09/21/22	9.00%	5.00%(Q)	iTraxx.XO.36.V1(Q)	EUR	5,710	(45,154)

Total Options Written (premiums received $ 668,291)									$(724,347)

††	The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

SEE NOTES TO FINANCIAL STATEMENTS.

A206

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
497	2 Year U.S. Treasury Notes	Sep. 2022	$104,377,766	$(150,107)
1,165	5 Year U.S. Treasury Notes	Sep. 2022	130,771,250	(169,931)
686	10 Year U.S. Treasury Notes	Sep. 2022	81,312,438	(442,530)
235	10 Year U.S. Ultra Treasury Notes	Sep. 2022	29,933,125	(166,664)
337	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	52,013,844	(579,160)

				(1,508,392)

Short Positions:
92	5 Year Euro-Bobl	Sep. 2022	11,973,332	109,597
136	10 Year Euro-Bund	Sep. 2022	21,204,304	461,354
215	20 Year U.S. Treasury Bonds	Sep. 2022	29,804,375	257,670
54	Euro Schatz Index	Sep. 2022	6,176,439	13,454

				842,075

				$(666,317)

Forward foreign currency exchange contracts outstanding at June 30, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/05/22	Bank of America, N.A.	GBP	186	$233,922	$226,546	$—	$(7,376)
Expiring 07/05/22	BNP Paribas S.A.	GBP	12,476	15,299,271	15,187,768	—	(111,503)
Expiring 07/05/22	JPMorgan Chase Bank, N.A.	GBP	33	41,652	40,409	—	(1,243)
Expiring 08/02/22	Bank of America, N.A.	GBP	8	9,193	9,142	—	(51)
Expiring 08/02/22	UBS AG	GBP	185	226,357	225,642	—	(715)
Euro,
Expiring 07/05/22	Bank of America, N.A.	EUR	104,819	110,374,791	109,879,740	—	(495,051)
Expiring 07/05/22	JPMorgan Chase Bank, N.A.	EUR	256	275,602	268,802	—	(6,800)
Expiring 07/05/22	JPMorgan Chase Bank, N.A.	EUR	87	93,105	91,210	—	(1,895)
Expiring 07/05/22	Standard Chartered Bank	EUR	117	125,000	122,201	—	(2,799)
Expiring 08/02/22	The Toronto-Dominion Bank	EUR	2,159	2,266,806	2,267,217	411	—
Hungarian Forint,
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	HUF	201,022	575,840	529,716	—	(46,124)
Mexican Peso,
Expiring 09/21/22	HSBC Bank PLC	MXN	15,980	796,060	782,526	—	(13,534)
New Zealand Dollar,
Expiring 07/19/22	Morgan Stanley & Co. International PLC	NZD	1,620	1,089,120	1,011,937	—	(77,183)
Polish Zloty,
Expiring 07/19/22	UBS AG	PLN	2,565	589,575	570,772	—	(18,803)

				$131,996,294	$131,213,628	411	(783,077)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/05/22	BNP Paribas S.A.	GBP	12,695	$15,870,891	$15,454,723	$416,168	$—
Expiring 08/02/22	BNP Paribas S.A.	GBP	12,476	15,306,695	15,195,801	110,894	—
Euro,
Expiring 07/05/22	Barclays Bank PLC	EUR	105,279	113,137,843	110,361,953	2,775,890	—
Expiring 08/02/22	Bank of America, N.A.	EUR	104,819	110,575,206	110,086,324	488,882	—

SEE NOTES TO FINANCIAL STATEMENTS.

A207

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand,
Expiring 09/21/22	Standard Chartered Bank	ZAR 11,532	$735,924	$702,841	$33,083	$—

			$255,626,559	$251,801,642	3,824,917	—

					$3,825,328	$(783,077)

Credit default swap agreements outstanding at June 30, 2022:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJ2A	07/14/22	0.500%(M)	4,261	0.500%	$3,550	$(412)	$3,962	Goldman Sachs International
GS_21-PJA	07/14/22	0.250%(M)	8,212	*	3,421	(397)	3,818	Goldman Sachs International

					$6,971	$(809)	$7,780

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
United Mexican States	06/20/23	1.000%(Q)	665	$(1,464)	$948	$(2,412)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	655	(1,442)	2,366	(3,808)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	220	(484)	890	(1,374)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	220	(484)	817	(1,301)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	215	(473)	288	(761)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	115	(253)	164	(417)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	160	651	558	93	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	130	528	542	(14)	Citibank, N.A.

				$(3,421)	$6,573	$(9,994)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,205	4.556%	$(73,560)	$(14,428)	$(59,132)	Credit Suisse International
Petroleos Mexicanos	06/20/23	1.000%(Q)	550	4.556%	(18,348)	(6,967)	(11,381)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	545	4.556%	(18,182)	(8,287)	(9,895)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	185	4.556%	(6,172)	(2,883)	(3,289)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	185	4.556%	(6,171)	(2,830)	(3,341)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	180	4.556%	(6,005)	(2,291)	(3,714)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	90	4.556%	(3,002)	(1,139)	(1,863)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	160	5.799%	(17,003)	(7,469)	(9,534)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	130	5.799%	(13,815)	(6,140)	(7,675)	Citibank, N.A.
Republic of Italy	09/20/22	1.000%(Q)	815	0.320%	1,505	1,689	(184)	Bank of America, N.A.

					$(160,753)	$(50,745)	$(110,008)

SEE NOTES TO FINANCIAL STATEMENTS.

A208

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Credit default swap agreements outstanding at June 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	107,490	$(1,328,360)	$1,233	$1,329,593

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2022:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
GBP	635	05/08/23	0.950%(A)	1 Day SONIA(1)(A)	$(14,468)	$9,536	$24,004
GBP	3,946	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(184,608)	266,164	450,772
GBP	2,920	05/08/27	1.050%(A)	1 Day SONIA(1)(A)	150,731	230,669	79,938
GBP	977	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	116,958	116,958
GBP	2,100	05/08/30	1.100%(A)	1 Day SONIA(1)(A)	(145,549)	225,822	371,371
GBP	767	05/08/31	1.150%(A)	1 Day SONIA(2)(A)	43,467	(86,898)	(130,365)
GBP	740	05/08/32	1.150%(A)	1 Day SONIA(1)(A)	52,659	92,018	39,359
GBP	230	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	(9,088)	31,931	41,019

					$(106,856)	$886,200	$993,056

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A209

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Total return swap agreements outstanding at June 30, 2022:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreement:
U.S. Treasury Bonds(T)	1 Day USOIS + 3 bps(T)	Goldman Sachs International	08/03/22	4,046	$(87,420)	$—	$(87,420)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$8,262	$(53,243)	$7,873	$(207,515)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$9,545,419

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$13,450,460	$—
Collateralized Debt Obligations	—	4,400,169	—
Collateralized Loan Obligations	—	214,601,590	—
Consumer Loans	—	9,533,208	—
Credit Cards.	—	1,980,476	—
Home Equity Loans	—	373,609	—
Other	—	2,409,209	—
Residential Mortgage-Backed Securities	—	3,043,192	2,079,956
Student Loans	—	9,850,917	326,803
Bank Loans	—	13,341,363	1,837,815
Commercial Mortgage-Backed Securities	—	157,086,932	—
Corporate Bonds	—	419,244,473	1,058,257
Municipal Bonds	—	19,018,612	—
Residential Mortgage-Backed Securities	—	52,155,192	2,233,396
Sovereign Bonds	—	30,184,165	—
U.S. Government Agency Obligations	—	103,290,999	—
U.S. Treasury Obligations	—	79,013,385	—

SEE NOTES TO FINANCIAL STATEMENTS.

A210

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks	$3,060,471	$41,929	$1,312,632
Preferred Stocks	2,077,500	—	—
Warrants	—	—	32
Short-Term Investments
Affiliated Mutual Funds	97,966,621	—	—
Options Purchased	—	1,100,229	—

Total	$103,104,592	$1,134,120,109	$8,848,891

Liabilities
Options Written	$—	$(678,527)	$(45,820)

Other Financial Instruments*
Assets
Futures Contracts	$842,075	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	3,825,328	—
Centrally Cleared Credit Default Swap Agreement	—	1,329,593	—
OTC Credit Default Swap Agreements	—	2,684	6,971
Centrally Cleared Interest Rate Swap Agreements	—	1,123,421	—

Total	$842,075	$6,281,026	$6,971

Liabilities
Unfunded Loan Commitment	$—	$—	$(2)
Futures Contracts	(1,508,392)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(783,077)	—
OTC Credit Default Swap Agreements	—	(166,858)	—
Centrally Cleared Interest Rate Swap Agreement	—	(130,365)	—
OTC Total Return Swap Agreement	—	(87,420)	—

Total	$(1,508,392)	$(1,167,720)	$(2)

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Collateralized Loan Obligations	18.8%
Commercial Mortgage-Backed Securities	13.8
Banks	10.5
U.S. Government Agency Obligations	9.1
Affiliated Mutual Funds (2.3% represents investments purchased with collateral from securities on loan)	8.6
U.S. Treasury Obligations	6.9
Residential Mortgage-Backed Securities	5.3
Electric	2.9
Sovereign Bonds	2.6
Pharmaceuticals	2.6
Oil & Gas	2.4
Telecommunications	2.0
Pipelines	1.9
Media	1.7
Municipal Bonds	1.7
Automobiles	1.2
Chemicals	1.1
Auto Manufacturers	1.0

Retail	1.0%
Student Loans	0.9
Aerospace & Defense	0.9
Consumer Loans	0.8
Foods	0.8
Commercial Services	0.8
Real Estate Investment Trusts (REITs)	0.7
Healthcare-Services	0.7
Insurance	0.7
Airlines	0.6
Semiconductors	0.6
Diversified Financial Services	0.5
Packaging & Containers	0.4
Entertainment	0.4
Collateralized Debt Obligations	0.4
Engineering & Construction	0.4
Software	0.4
Healthcare-Products	0.3
Beverages	0.3

SEE NOTES TO FINANCIAL STATEMENTS.

A211

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification (continued):

Agriculture	0.3%
Oil, Gas & Consumable Fuels	0.3
Lodging	0.3
Computers	0.3
Gas	0.3
Building Materials	0.2
Other	0.2
Auto Parts & Equipment	0.2
Mining	0.2
Credit Cards	0.2
Multi-National	0.1
Metal Fabricate/Hardware	0.1
Gas Utilities	0.1
Real Estate	0.1
Electrical Components & Equipment	0.1
Electronics	0.1
Options Purchased	0.1
Home Builders	0.1
Capital Markets	0.1
Transportation	0.1
Housewares	0.1
Internet	0.1
Oil & Gas Services	0.0	*
Water	0.0	*

Home Equity Loans	0.0	*%
Miscellaneous Manufacturing	0.0	*
Machinery-Construction & Mining	0.0	*
Biotechnology	0.0	*
Toys/Games/Hobbies	0.0	*
Iron/Steel	0.0	*
Environmental Control	0.0	*
Trucking & Leasing	0.0	*
Machinery-Diversified	0.0	*
Office/Business Equipment	0.0	*
Forest Products & Paper	0.0	*
Investment Companies	0.0	*
Private Equity	0.0	*
Shipbuilding	0.0	*
Household Products/Wares	0.0	*
Advertising	0.0	*

	109.4
Options Written	(0.1)
Liabilities in excess of other assets	(9.3)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$1,329,593	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	8,262		Premiums received for OTC swap agreements	53,243
Credit contracts	Unaffiliated investments	1,100,229		Options written outstanding, at value	724,347
Credit contracts	Unrealized appreciation on OTC swap agreements	7,873		Unrealized depreciation on OTC swap agreements	120,095
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	3,825,328		Unrealized depreciation on OTC forward foreign currency exchange contracts	783,077
Interest rate contracts	Due from/to broker-variation margin futures	842,075	*	Due from/to broker-variation margin futures	1,508,392	*
Interest rate contracts	Due from/to broker-variation margin swaps	1,123,421	*	Due from/to broker-variation margin swaps	130,365	*
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	87,420

		$8,236,781			$3,406,939

SEE NOTES TO FINANCIAL STATEMENTS.

A212

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$(786,147)	$756,987	$—	$—	$927,942
Foreign exchange contracts	—	—	—	6,787,635	—
Interest rate contracts	—	—	(25,433,356)	—	(14,153,770)

Total	$(786,147)	$756,987	$(25,433,356)	$6,787,635	$(13,225,828)

(1) Included in net realized gain (loss) on investment transactions in the Statement of Operations.
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$861,539	$(79,975)	$—	$—	$1,216,522
Foreign exchange contracts	—	—	—	4,432,944	—
Interest rate contracts	—	—	(3,776,820)	—	9,949,733

Total	$861,539	$(79,975)	$(3,776,820)	$4,432,944	$11,166,255

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$439,178
Options Written (2)	333,948,041
Futures Contracts - Long Positions (2)	413,474,444
Futures Contracts - Short Positions (2)	307,123,850
Forward Foreign Currency Exchange Contracts - Purchased (3)	88,992,212
Forward Foreign Currency Exchange Contracts - Sold (3)	212,037,616
Interest Rate Swap Agreements (2)	45,013,060
Credit Default Swap Agreements - Buy Protection (2)	62,545,000
Credit Default Swap Agreements - Sell Protection (2)	24,162,508
Total Return Swap Agreements (2)	4,046,000
Inflation Swap Agreements (2)	6,060,000

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A213

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$25,299,891	$(25,299,891)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$490,571	$(502,662)	$(12,091)	$—	$(12,091)
Barclays Bank PLC	3,336,335	(362,369)	2,973,966	(1,589,706)	1,384,260
BNP Paribas S.A.	527,062	(111,503)	415,559	(308,755)	106,804
Citibank, N.A.	167,662	(129,719)	37,943	—	37,943
Credit Suisse International	—	(73,560)	(73,560)	73,560	—
Deutsche Bank AG	85,916	(35,484)	50,432	—	50,432
Goldman Sachs International	7,780	(88,895)	(81,115)	81,115	—
HSBC Bank PLC	—	(13,534)	(13,534)	—	(13,534)
JPMorgan Chase Bank, N.A.	94,948	(93,861)	1,087	—	1,087
Morgan Stanley & Co. International PLC	197,924	(334,278)	(136,354)	—	(136,354)
Standard Chartered Bank	33,083	(2,799)	30,284	—	30,284
The Toronto-Dominion Bank	411	—	411	—	411
UBS AG	—	(19,518)	(19,518)	—	(19,518)

	$4,941,692	$(1,768,182)	$3,173,510	$(1,743,786)	$1,429,724

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A214

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value, including securities on loan of $25,299,891:
Unaffiliated investments (cost $1,266,605,239)	$1,148,106,971
Affiliated investments (cost $97,954,747)	97,966,621
Foreign currency, at value (cost $543,004)	543,172
Cash	99,451
Dividends and interest receivable	8,492,575
Receivable for investments sold	6,953,797
Unrealized appreciation on OTC forward foreign currency exchange contracts	3,825,328
Due from broker-variation margin futures	2,150,209
Receivable for Portfolio shares sold	124,438
Premiums paid for OTC swap agreements	8,262
Unrealized appreciation on OTC swap agreements	7,873
Prepaid expenses and other assets	52,361

Total Assets	1,268,331,058

LIABILITIES
Payable for investments purchased	99,875,705
Payable to broker for collateral for securities on loan	26,268,750
Unrealized depreciation on OTC forward foreign currency exchange contracts	783,077
Options written outstanding, at value (premiums received $668,291)	724,347
Management fee payable	376,713
Payable for Portfolio shares purchased	333,799
Unrealized depreciation on OTC swap agreements	207,515
Accrued expenses and other liabilities	174,212
Due to broker-variation margin swaps	79,359
Premiums received for OTC swap agreements	53,243
Distribution fee payable	1,596
Affiliated transfer agent fee payable	980
Trustees’ fees payable	23
Unrealized depreciation on unfunded loan commitments	2

Total Liabilities	128,879,321

NET ASSETS	$1,139,451,737

Net assets were comprised of:
Partners’ Equity	$1,139,451,737

Class I:
Net asset value and redemption price per share, $1,131,361,161 / 82,589,394 outstanding shares of beneficial interest	$13.70

Class III:
Net asset value and redemption price per share, $8,090,576 / 592,310 outstanding shares of beneficial interest	$13.66

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$19,017,475
Unaffiliated dividend income	411,499
Affiliated dividend income	120,766
Income from securities lending, net (including affiliated income of $26,404)	31,724

Total income	19,581,464

EXPENSES
Management fee	2,410,437
Distribution fee—Class III	8,587
Custodian and accounting fees	58,894
Shareholders’ reports	30,015
Audit fee	27,472
Trustees’ fees	13,074
Legal fees and expenses	12,822
Transfer agent’s fees and expenses (including affiliated expense of $5,198)	5,305
Miscellaneous	19,128

Total expenses	2,585,734

NET INVESTMENT INCOME (LOSS)	16,995,730

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(6,547))	(2,984,069)
Futures transactions	(25,433,356)
Forward and cross currency contract transactions	6,787,635
Options written transactions	756,987
Swap agreements transactions	(13,225,828)
Foreign currency transactions	274,299

(33,824,332)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $920)	(159,644,446)
Futures	(3,776,820)
Forward and cross currency contracts	4,432,944
Options written	(79,975)
Swap agreements	11,166,255
Foreign currencies	412,865
Unfunded loan commitments	(2)

(147,489,179)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(181,313,511)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(164,317,781)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$16,995,730	$32,937,027
Net realized gain (loss) on investment and foreign currency transactions	(33,824,332)	2,301,462
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(147,489,179)	(44,183,411)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(164,317,781)	(8,944,922)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	22,474,318	111,700,386
Net asset value of shares issued in merger	46,303,369	—
Portfolio shares purchased	(68,068,635)	(92,303,055)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	709,052	19,397,331

TOTAL INCREASE (DECREASE)	(163,608,729)	10,452,409
NET ASSETS:
Beginning of period	1,303,060,466	1,292,608,057

End of period	$1,139,451,737	$1,303,060,466

SEE NOTES TO FINANCIAL STATEMENTS.

A215

PSF PGIM TOTAL RETURN BOND PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I

	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019	2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$15.66		$15.78	$14.55	$13.12	$13.14		$12.28

Income (Loss) From Investment Operations:
Net investment income (loss)	0.20		0.40	0.45	0.49	0.45		0.42
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.16)		(0.52)	0.78	0.94	(0.48)		0.44

Total from investment operations	(1.96)		(0.12)	1.23	1.43	(0.03)		0.86

Capital Contributions	—		—	—	—	0.01	(b)	—

Net Asset Value, end of period	$13.70		$15.66	$15.78	$14.55	$13.12		$13.14

Total Return(c)	(12.52)%		(0.76)%	8.45%	10.90%	(0.15	)%(d)	7.00%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,131		$1,298	$1,293	$1,190	$1,123		$1,145
Average net assets (in millions)	$1,208		$1,292	$1,235	$1,166	$1,132		$1,123
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.43	%(f)	0.42%	0.43%	0.44%	0.44%		0.44%
Expenses before waivers and/or expense reimbursement	0.43	%(f)	0.42%	0.43%	0.44%	0.44%		0.44%
Net investment income (loss)	2.82	%(f)	2.55%	2.99%	3.53%	3.44%		3.28%
Portfolio turnover rate(g)	41%		49%	35%	48%	51%		71%

Class III

	Six Months Ended June 30, 2022		April 26, 2021(h) through December 31, 2021

Per Share Operating Performance(a):
Net Asset Value, beginning of period	$15.64		$15.35

Income (Loss) From Investment Operations:
Net investment income (loss)	0.19		0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.17)		0.05	(i)

Total from investment operations	(1.98)		0.29

Net Asset Value, end of period	$13.66		$15.64

Total Return(c)	(12.66)%		1.89%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8		$5
Average net assets (in millions)	$7		$2
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.68	%(f)	0.66	%(j)
Expenses before waivers and/or expense reimbursement	0.68	%(f)	0.66	%(j)
Net investment income (loss)	2.59	%(f)	2.24	%(j)
Portfolio turnover rate(g)	41%		49%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (0.23)%.
(e)	Does not include expenses of the underlying funds in which the Portfolio invests.
(f)	Annualized.
(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(h)	Commencement of offering.
(i)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(j)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A216

PSF SMALL-CAP STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS — 98.3%
Aerospace & Defense — 1.3%
AAR Corp.*	30,661	$1,282,856
Aerojet Rocketdyne Holdings, Inc.*(a)	69,395	2,817,437
AeroVironment, Inc.*	21,444	1,762,697
Kaman Corp.(a)	25,942	810,688
Moog, Inc. (Class A Stock)	26,814	2,128,764
National Presto Industries, Inc.	4,719	309,755
Park Aerospace Corp.	18,044	230,241
Triumph Group, Inc.*	59,960	796,868

		10,139,306

Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings, Inc.*	24,290	1,498,936
Forward Air Corp.	24,916	2,291,275
Hub Group, Inc. (Class A Stock)*(a)	31,520	2,236,029

		6,026,240

Airlines — 0.4%
Allegiant Travel Co.*	14,114	1,596,152
Hawaiian Holdings, Inc.*(a)	47,590	681,013
SkyWest, Inc.*	46,860	995,775

		3,272,940

Auto Components — 1.4%
American Axle & Manufacturing Holdings, Inc.*(a)	106,180	799,535
Dorman Products, Inc.*	26,220	2,876,596
Gentherm, Inc.*(a)	30,650	1,912,866
LCI Industries(a)	23,579	2,638,019
Motorcar Parts of America, Inc.*(a)	17,940	235,373
Patrick Industries, Inc.	20,260	1,050,278
Standard Motor Products, Inc.(a)	17,619	792,679
XPEL, Inc.*(a)	15,350	705,026

		11,010,372

Automobiles — 0.2%
Winnebago Industries, Inc.(a)	30,321	1,472,388

Banks — 10.1%
Allegiance Bancshares, Inc.	17,560	663,066
Ameris Bancorp(a)	61,110	2,455,400
Banc of California, Inc.	49,130	865,671
BancFirst Corp.(a)	17,620	1,686,410
Bancorp, Inc. (The)*	52,460	1,024,019
BankUnited, Inc.(a)	75,870	2,698,696
Banner Corp.	31,870	1,791,413
Berkshire Hills Bancorp, Inc.(a)	43,880	1,086,908
Brookline Bancorp, Inc.	71,872	956,616
Central Pacific Financial Corp.	25,550	548,048
City Holding Co.(a)	13,864	1,107,456
Columbia Banking System, Inc.(a)	72,218	2,069,046
Community Bank System, Inc.	49,916	3,158,684
Customers Bancorp, Inc.*(a)	28,120	953,268
CVB Financial Corp.(a)	122,990	3,051,382
Dime Community Bancshares, Inc.	29,868	885,586
Eagle Bancorp, Inc.	29,710	1,408,551
FB Financial Corp.	32,840	1,287,985
First Bancorp	32,060	1,118,894
First BanCorp. (Puerto Rico)(a)	183,202	2,365,138

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
First Commonwealth Financial Corp.	87,480	$1,173,982
First Financial Bancorp	87,603	1,699,498
First Hawaiian, Inc.(a)	118,790	2,697,721
Hanmi Financial Corp.	28,276	634,513
Heritage Financial Corp.	32,570	819,461
Hilltop Holdings, Inc.(a)	46,170	1,230,892
HomeStreet, Inc.	17,350	601,524
Hope Bancorp, Inc.	111,684	1,545,707
Independent Bank Corp.(a)	43,296	3,439,001
Independent Bank Group, Inc.(a)	33,700	2,288,567
Lakeland Financial Corp.(a)	23,490	1,560,206
Meta Financial Group, Inc.	27,220	1,052,597
National Bank Holdings Corp. (Class A Stock)	27,860	1,066,202
NBT Bancorp, Inc.	39,720	1,493,075
Northwest Bancshares, Inc.(a)	117,530	1,504,384
OFG Bancorp (Puerto Rico)(a)	45,070	1,144,778
Pacific Premier Bancorp, Inc.	88,055	2,574,728
Park National Corp.(a)	13,410	1,625,962
Preferred Bank	12,630	859,093
Renasant Corp.	51,830	1,493,222
S&T Bancorp, Inc.	36,473	1,000,454
Seacoast Banking Corp. of Florida	56,810	1,877,002
ServisFirst Bancshares, Inc.(a)	45,240	3,570,341
Simmons First National Corp. (Class A Stock)(a)	117,556	2,499,241
Southside Bancshares, Inc.	29,816	1,115,715
Tompkins Financial Corp.	10,894	785,457
Triumph Bancorp, Inc.*	21,930	1,371,941
Trustmark Corp.	57,030	1,664,706
United Community Banks, Inc.(a)	97,387	2,940,114
Veritex Holdings, Inc.	49,990	1,462,707
Westamerica BanCorp	24,920	1,387,047

		81,362,075

Beverages — 0.9%
Celsius Holdings, Inc.*(a)	35,560	2,320,646
Coca-Cola Consolidated, Inc.(a)	4,260	2,402,214
MGP Ingredients, Inc.(a)	11,590	1,160,043
National Beverage Corp.(a)	21,560	1,055,146

		6,938,049

Biotechnology — 2.6%
Anika Therapeutics, Inc.*(a)	13,420	299,534
Arcus Biosciences, Inc.*(a)	43,250	1,095,955
Avid Bioservices, Inc.*(a)	57,250	873,635
Coherus Biosciences, Inc.*	59,840	433,242
Cytokinetics, Inc.*(a)	79,430	3,120,805
Dynavax Technologies Corp.*(a)	108,950	1,371,681
Eagle Pharmaceuticals, Inc.*(a)	10,350	459,851
Emergent BioSolutions, Inc.*(a)	41,500	1,288,160
Enanta Pharmaceuticals, Inc.*	17,090	807,844
Ironwood Pharmaceuticals, Inc.*	142,700	1,645,331
iTeos Therapeutics, Inc.*	18,850	388,310
Ligand Pharmaceuticals, Inc.*	15,560	1,388,263
Myriad Genetics, Inc.*(a)	74,540	1,354,392
Organogenesis Holdings, Inc.*(a)	59,200	288,896
REGENXBIO, Inc.*	35,260	870,922
uniQure NV (Netherlands)*	33,740	628,914

SEE NOTES TO FINANCIAL STATEMENTS.

A217

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (cont’d.)
Vanda Pharmaceuticals, Inc.*	52,300	$570,070
Vericel Corp.*(a)	43,600	1,097,848
Vir Biotechnology, Inc.*(a)	68,650	1,748,515
Xencor, Inc.*	55,250	1,512,192

		21,244,360

Building Products — 1.8%
AAON, Inc.	38,799	2,124,633
American Woodmark Corp.*(a)	15,360	691,354
Apogee Enterprises, Inc.(a)	20,498	803,932
Gibraltar Industries, Inc.*	30,408	1,178,310
Griffon Corp.(a)	44,319	1,242,262
Insteel Industries, Inc.	17,990	605,723
PGT Innovations, Inc.*	55,750	927,680
Quanex Building Products Corp.	30,958	704,294
Resideo Technologies, Inc.*	134,860	2,618,981
UFP Industries, Inc.(a)	58,102	3,959,070

		14,856,239

Capital Markets — 0.9%
B. Riley Financial, Inc.(a)	14,950	631,637
Blucora, Inc.*(a)	43,812	808,769
Brightsphere Investment Group, Inc.	29,960	539,580
Donnelley Financial Solutions, Inc.*	25,947	759,988
Piper Sandler Cos.(a)	13,125	1,487,850
StoneX Group, Inc.*	15,910	1,242,094
Virtus Investment Partners, Inc.	6,520	1,115,050
WisdomTree Investments, Inc.(a)	101,970	516,988

		7,101,956

Chemicals — 2.8%
AdvanSix, Inc.	26,060	871,446
American Vanguard Corp.	24,868	555,800
Balchem Corp.	29,793	3,865,344
FutureFuel Corp.	24,110	175,521
GCP Applied Technologies, Inc.*	50,600	1,582,768
Hawkins, Inc.(a)	17,430	628,003
HB Fuller Co.(a)	49,208	2,962,814
Innospec, Inc.	22,950	2,198,380
Koppers Holdings, Inc.	19,620	444,197
Livent Corp.*(a)	150,030	3,404,181
Quaker Chemical Corp.(a)	12,458	1,862,720
Rayonier Advanced Materials, Inc.*	60,370	158,169
Schweitzer-Mauduit International, Inc.	29,436	739,432
Stepan Co.	19,680	1,994,568
Tredegar Corp.	23,945	239,450
Trinseo PLC(a)	33,530	1,289,564

		22,972,357

Commercial Services & Supplies — 2.2%
ABM Industries, Inc.	61,923	2,688,697
Brady Corp. (Class A Stock)	44,492	2,101,802
CoreCivic, Inc.*	112,650	1,251,542
Deluxe Corp.(a)	39,840	863,333
GEO Group, Inc. (The), REIT*(a)	114,870	758,142
Harsco Corp.*	73,670	523,794
Healthcare Services Group, Inc.(a)	68,670	1,195,545
HNI Corp.	39,311	1,363,699

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (cont’d.)
Interface, Inc.	55,292	$693,362
KAR Auction Services, Inc.*(a)	112,750	1,665,317
Matthews International Corp. (Class A Stock)	29,030	832,290
Pitney Bowes, Inc.	151,220	547,416
UniFirst Corp.	14,080	2,424,294
Viad Corp.*	19,017	525,059

		17,434,292

Communications Equipment — 1.4%
ADTRAN, Inc.	45,580	799,017
CalAmp Corp.*	33,550	139,904
Comtech Telecommunications Corp.	24,849	225,380
Digi International, Inc.*(a)	32,584	789,185
Extreme Networks, Inc.*	120,990	1,079,231
Harmonic, Inc.*	96,524	836,863
NETGEAR, Inc.*	26,666	493,854
NetScout Systems, Inc.*	68,500	2,318,725
Plantronics, Inc.*	40,100	1,591,168
Viavi Solutions, Inc.*	211,330	2,795,896

		11,069,223

Construction & Engineering — 1.1%
Arcosa, Inc.(a)	44,730	2,076,814
Comfort Systems USA, Inc.	33,294	2,768,396
Granite Construction, Inc.(a)	42,080	1,226,211
MYR Group, Inc.*(a)	15,700	1,383,641
NV5 Global, Inc.*(a)	11,060	1,291,145

		8,746,207

Consumer Finance — 0.8%
Encore Capital Group, Inc.*(a)	22,490	1,299,247
Enova International, Inc.*(a)	30,179	869,759
EZCORP, Inc. (Class A Stock)*	49,811	374,081
Green Dot Corp. (Class A Stock)*(a)	50,300	1,263,033
LendingTree, Inc.*	10,200	446,964
PRA Group, Inc.*(a)	36,887	1,341,211
PROG Holdings, Inc.*(a)	50,150	827,475
World Acceptance Corp.*(a)	3,392	380,718

		6,802,488

Containers & Packaging — 0.3%
Myers Industries, Inc.	33,710	766,228
O-I Glass, Inc.*	144,900	2,028,600

		2,794,828

Diversified Consumer Services — 0.5%
Adtalem Global Education, Inc.*	41,850	1,505,344
American Public Education, Inc.*(a)	17,513	283,010
Perdoceo Education Corp.*	63,820	751,800
Strategic Education, Inc.	21,310	1,504,060
WW International, Inc.*(a)	49,790	318,158

		4,362,372

Diversified Telecommunication Services — 0.4%
ATN International, Inc.(a)	10,050	471,446
Cogent Communications Holdings, Inc.	39,550	2,403,058

SEE NOTES TO FINANCIAL STATEMENTS.

A218

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services (cont’d.)
Consolidated Communications Holdings, Inc.*	67,120	$469,840

		3,344,344

Electrical Equipment — 0.4%
AZZ, Inc.	22,872	933,635
Encore Wire Corp.(a)	18,301	1,901,840
Powell Industries, Inc.	8,492	198,458

		3,033,933

Electronic Equipment, Instruments & Components — 3.9%
Advanced Energy Industries, Inc.(a)	34,757	2,536,566
Arlo Technologies, Inc.*	80,554	505,073
Badger Meter, Inc.(a)	27,124	2,194,060
Benchmark Electronics, Inc.	32,600	735,456
CTS Corp.	29,754	1,013,124
ePlus, Inc.*(a)	24,920	1,323,750
Fabrinet (Thailand)*	34,030	2,759,833
FARO Technologies, Inc.*(a)	16,914	521,459
Insight Enterprises, Inc.*(a)	32,535	2,807,120
Itron, Inc.*(a)	41,720	2,062,220
Knowles Corp.*(a)	85,120	1,475,130
Methode Electronics, Inc.(a)	34,236	1,268,101
OSI Systems, Inc.*(a)	14,690	1,255,114
PC Connection, Inc.	10,190	448,869
Plexus Corp.*	25,690	2,016,665
Rogers Corp.*	17,351	4,547,524
Sanmina Corp.*(a)	56,430	2,298,394
ScanSource, Inc.*	23,393	728,458
TTM Technologies, Inc.*	93,689	1,171,112

		31,668,028

Energy Equipment & Services — 2.0%
Archrock, Inc.(a)	125,400	1,037,058
Bristow Group, Inc.*	21,507	503,264
Core Laboratories NV(a)	42,960	851,038
DMC Global, Inc.*	18,140	327,064
Dril-Quip, Inc.*(a)	32,000	825,600
Helix Energy Solutions Group, Inc.*(a)	132,870	411,897
Helmerich & Payne, Inc.	97,540	4,200,073
Nabors Industries Ltd.*(a)	8,206	1,098,783
Oceaneering International, Inc.*	93,140	994,735
Oil States International, Inc.*(a)	57,620	312,300
Patterson-UTI Energy, Inc.(a)	200,650	3,162,244
ProPetro Holding Corp.*	79,330	793,300
RPC, Inc.*	65,320	451,361
U.S. Silica Holdings, Inc.*	69,790	797,002

		15,765,719

Entertainment — 0.2%
Cinemark Holdings, Inc.*(a)	99,430	1,493,438
Marcus Corp. (The)*(a)	20,518	303,051

		1,796,489

Equity Real Estate Investment Trusts (REITs) — 7.0%
Acadia Realty Trust(a)	88,005	1,374,638
Agree Realty Corp.(a)	69,630	5,022,412
Alexander & Baldwin, Inc.	67,430	1,210,368

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
American Assets Trust, Inc.(a)	48,830	$1,450,251
Armada Hoffler Properties, Inc.	63,070	809,819
Brandywine Realty Trust(a)	158,980	1,532,567
CareTrust REIT, Inc.(a)	90,025	1,660,061
Centerspace(a)	14,230	1,160,456
Chatham Lodging Trust*	45,270	473,072
Community Healthcare Trust, Inc.(a)	21,850	791,189
DiamondRock Hospitality Co.*(a)	195,610	1,605,958
Diversified Healthcare Trust	221,680	403,458
Easterly Government Properties, Inc.(a)	84,190	1,602,978
Essential Properties Realty Trust, Inc.	121,680	2,614,903
Four Corners Property Trust, Inc.	74,529	1,981,726
Franklin Street Properties Corp.	86,122	359,129
Getty Realty Corp.(a)	37,714	999,421
Global Net Lease, Inc.(a)	96,110	1,360,918
Hersha Hospitality Trust*	30,890	303,031
Industrial Logistics Properties Trust(a)	60,690	854,515
Innovative Industrial Properties, Inc.(a)	25,950	2,851,126
iStar, Inc.(a)	76,850	1,053,613
LTC Properties, Inc.(a)	36,606	1,405,304
LXP Industrial Trust(a)	265,906	2,855,830
NexPoint Residential Trust, Inc.	21,450	1,340,839
Office Properties Income Trust	44,910	895,955
Orion Office REIT, Inc.(a)	52,500	575,400
Retail Opportunity Investments Corp.(a)	115,190	1,817,698
RPT Realty(a)	78,850	775,096
Safehold, Inc.(a)	14,370	508,267
Saul Centers, Inc.(a)	12,160	572,858
Service Properties Trust	153,140	800,922
SITE Centers Corp.	168,590	2,270,907
Summit Hotel Properties, Inc.*(a)	99,210	721,257
Tanger Factory Outlet Centers, Inc.(a)	96,850	1,377,207
Uniti Group, Inc.(a)	219,960	2,072,023
Universal Health Realty Income Trust(a)	11,880	632,135
Urban Edge Properties(a)	102,400	1,557,504
Urstadt Biddle Properties, Inc. (Class A Stock)(a)	27,990	453,438
Veris Residential, Inc.*(a)	74,320	983,997
Washington Real Estate Investment Trust(a)	81,070	1,727,602
Whitestone REIT(a)	42,850	460,638
Xenia Hotels & Resorts, Inc.*	106,080	1,541,342

		56,821,828

Food & Staples Retailing — 0.9%
Andersons, Inc. (The)(a)	29,204	963,440
Chefs’ Warehouse, Inc. (The)*	30,460	1,184,590
PriceSmart, Inc.	22,310	1,598,065
SpartanNash Co.	33,476	1,009,971
United Natural Foods, Inc.*(a)	53,930	2,124,842

		6,880,908

Food Products — 2.0%
B&G Foods, Inc.(a)	63,780	1,516,688
Calavo Growers, Inc.(a)	16,350	682,122
Cal-Maine Foods, Inc.	34,720	1,715,515

SEE NOTES TO FINANCIAL STATEMENTS.

A219

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food Products (cont’d.)
Fresh Del Monte Produce, Inc.(a)	31,000	$915,430
Hostess Brands, Inc.*	128,300	2,721,243
J & J Snack Foods Corp.(a)	13,878	1,938,201
John B. Sanfilippo & Son, Inc.	8,330	603,842
Seneca Foods Corp. (Class A Stock)*	5,590	310,469
Simply Good Foods Co. (The)*(a)	81,910	3,093,741
Tootsie Roll Industries, Inc.(a)	16,489	582,886
TreeHouse Foods, Inc.*	51,950	2,172,549

		16,252,686

Gas Utilities — 0.9%
Chesapeake Utilities Corp.	16,420	2,127,211
Northwest Natural Holding Co.(a)	31,685	1,682,473
South Jersey Industries, Inc.(a)	111,264	3,798,553

		7,608,237

Health Care Equipment & Supplies — 3.9%
AngioDynamics, Inc.*	35,920	695,052
Artivion, Inc.*(a)	37,283	703,903
Avanos Medical, Inc.*	43,910	1,200,499
BioLife Solutions, Inc.*(a)	28,330	391,237
Cardiovascular Systems, Inc.*	37,800	542,808
CONMED Corp.(a)	27,349	2,618,940
Cutera, Inc.*(a)	15,210	570,375
Embecta Corp.*(a)	53,600	1,357,152
Glaukos Corp.*	43,880	1,993,030
Heska Corp.*(a)	9,960	941,320
Inogen, Inc.*(a)	18,980	458,936
Integer Holdings Corp.*	30,704	2,169,545
Lantheus Holdings, Inc.*	63,570	4,197,527
LeMaitre Vascular, Inc.(a)	17,880	814,434
Meridian Bioscience, Inc.*(a)	40,425	1,229,729
Merit Medical Systems, Inc.*	47,308	2,567,405
Mesa Laboratories, Inc.(a)	4,880	995,227
Natus Medical, Inc.*	32,075	1,051,098
Omnicell, Inc.*(a)	40,962	4,659,427
OraSure Technologies, Inc.*(a)	68,050	184,416
Orthofix Medical, Inc.*(a)	18,530	436,196
Surmodics, Inc.*	12,982	483,320
Varex Imaging Corp.*(a)	36,880	788,863
Zimvie, Inc.*	19,500	312,195
Zynex, Inc.(a)	20,620	164,548

		31,527,182

Health Care Providers & Services — 3.3%
Addus HomeCare Corp.*	14,880	1,239,206
AMN Healthcare Services, Inc.*(a)	41,439	4,546,273
Apollo Medical Holdings, Inc.*(a)	35,310	1,362,613
Community Health Systems, Inc.*	116,630	437,363
CorVel Corp.*	8,660	1,275,358
Covetrus, Inc.*	96,990	2,012,543
Cross Country Healthcare, Inc.*	32,943	686,203
Ensign Group, Inc. (The)	48,860	3,589,744
Fulgent Genetics, Inc.*(a)	18,280	996,808
Hanger, Inc.*	34,510	494,183
Joint Corp. (The)*	13,510	206,838
MEDNAX, Inc.*(a)	79,830	1,677,228
ModivCare, Inc.*	11,440	966,680

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
Owens & Minor, Inc.(a)	70,580	$2,219,741
Pennant Group, Inc. (The)*	25,145	322,107
RadNet, Inc.*	43,300	748,224
Select Medical Holdings Corp.(a)	95,740	2,261,379
U.S. Physical Therapy, Inc.(a)	12,050	1,315,860

		26,358,351

Health Care Technology — 0.6%
Allscripts Healthcare Solutions, Inc.*(a)	107,640	1,596,301
Computer Programs & Systems, Inc.*(a)	13,766	440,099
HealthStream, Inc.*	22,530	489,126
NextGen Healthcare, Inc.*	52,114	908,868
OptimizeRx Corp.*(a)	16,850	461,522
Simulations Plus, Inc.(a)	14,670	723,671

		4,619,587

Hotels, Restaurants & Leisure — 1.4%
BJ’s Restaurants, Inc.*(a)	21,682	470,066
Bloomin’ Brands, Inc.(a)	74,880	1,244,506
Brinker International, Inc.*(a)	40,660	895,740
Cheesecake Factory, Inc. (The)(a)	45,450	1,200,789
Chuy’s Holdings, Inc.*(a)	17,560	349,795
Dave & Buster’s Entertainment, Inc.*(a)	36,100	1,183,358
Dine Brands Global, Inc.(a)	15,515	1,009,716
El Pollo Loco Holdings, Inc.*	18,440	181,450
Golden Entertainment, Inc.*	18,800	743,540
Jack in the Box, Inc.(a)	19,500	1,093,170
Monarch Casino & Resort, Inc.*(a)	12,271	719,939
Ruth’s Hospitality Group, Inc.(a)	29,018	471,833
Shake Shack, Inc. (Class A Stock)*(a)	36,280	1,432,334

		10,996,236

Household Durables — 2.2%
Cavco Industries, Inc.*	7,900	1,548,321
Century Communities, Inc.	26,860	1,207,894
Ethan Allen Interiors, Inc.(a)	20,579	415,902
Installed Building Products, Inc.(a)	21,480	1,786,277
iRobot Corp.*(a)	25,100	922,425
La-Z-Boy, Inc.	40,071	950,083
LGI Homes, Inc.*(a)	19,290	1,676,301
M/I Homes, Inc.*	26,250	1,041,075
MDC Holdings, Inc.	52,822	1,706,679
Meritage Homes Corp.*	34,017	2,466,232
Sonos, Inc.*(a)	118,650	2,140,446
Tri Pointe Homes, Inc.*	95,950	1,618,676
Tupperware Brands Corp.*(a)	42,540	269,704
Universal Electronics, Inc.*	11,714	299,527

		18,049,542

Household Products — 0.5%
Central Garden & Pet Co.*(a)	9,090	385,598
Central Garden & Pet Co. (Class A Stock)*	36,728	1,469,487
WD-40 Co.(a)	12,649	2,547,003

		4,402,088

SEE NOTES TO FINANCIAL STATEMENTS.

A220

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance — 2.7%
Ambac Financial Group, Inc.*	41,800	$474,430
American Equity Investment Life Holding Co.(a)	71,660	2,620,606
AMERISAFE, Inc.	17,894	930,667
Assured Guaranty Ltd.	59,360	3,311,694
eHealth, Inc.*	22,391	208,908
Employers Holdings, Inc.	25,725	1,077,620
Genworth Financial, Inc. (Class A Stock)*	473,560	1,671,667
HCI Group, Inc.(a)	7,330	496,681
Horace Mann Educators Corp.	38,410	1,474,176
James River Group Holdings Ltd.	34,810	862,592
Palomar Holdings, Inc.*	22,200	1,429,680
ProAssurance Corp.	50,126	1,184,477
Safety Insurance Group, Inc.	12,970	1,259,387
Selectquote, Inc.*(a)	115,900	287,432
SiriusPoint Ltd. (Bermuda)*	80,250	434,955
Stewart Information Services Corp.	25,042	1,245,840
Trupanion, Inc.*(a)	32,050	1,931,333
United Fire Group, Inc.(a)	20,051	686,346
Universal Insurance Holdings, Inc.	25,830	336,565

		21,925,056

Interactive Media & Services — 0.3%
Cars.com, Inc.*(a)	60,800	573,344
QuinStreet, Inc.*	46,750	470,305
Yelp, Inc.*	61,800	1,716,186

		2,759,835

Internet & Direct Marketing Retail — 0.2%
Liquidity Services, Inc.*	24,750	332,640
PetMed Express, Inc.(a)	19,441	386,876
Shutterstock, Inc.	21,500	1,232,165

		1,951,681

IT Services — 1.6%
CSG Systems International, Inc.	28,854	1,722,007
EVERTEC, Inc. (Puerto Rico)	55,090	2,031,719
ExlService Holdings, Inc.*	30,850	4,545,130
Perficient, Inc.*	32,114	2,944,533
TTEC Holdings, Inc.(a)	17,007	1,154,605
Unisys Corp.*(a)	62,650	753,680

		13,151,674

Leisure Products — 0.3%
Sturm Ruger & Co., Inc.(a)	16,317	1,038,577
Vista Outdoor, Inc.*(a)	52,050	1,452,195

		2,490,772

Life Sciences Tools & Services — 0.1%
NeoGenomics, Inc.*	115,660	942,629

Machinery — 4.6%
Alamo Group, Inc.	9,210	1,072,320
Albany International Corp. (Class A Stock)	29,214	2,301,771
Astec Industries, Inc.(a)	21,170	863,313
Barnes Group, Inc.	43,246	1,346,680
CIRCOR International, Inc.*	18,788	307,935

	Shares	Value
COMMON STOCKS (continued)
Machinery (cont’d.)
Enerpac Tool Group Corp.(a)	56,184	$1,068,620
EnPro Industries, Inc.	19,228	1,575,350
ESCO Technologies, Inc.	23,961	1,638,214
Federal Signal Corp.	56,200	2,000,720
Franklin Electric Co., Inc.	36,090	2,643,953
Greenbrier Cos., Inc. (The)(a)	30,210	1,087,258
Hillenbrand, Inc.	66,528	2,724,987
John Bean Technologies Corp.(a)	29,447	3,251,538
Lindsay Corp.	10,179	1,351,975
Meritor, Inc.*	66,480	2,415,218
Mueller Industries, Inc.(a)	52,688	2,807,743
Proto Labs, Inc.*	25,420	1,216,093
SPX Corp.*	42,450	2,243,058
Standex International Corp.	11,200	949,536
Tennant Co.	17,240	1,021,470
Titan International, Inc.*(a)	47,650	719,515
Trinity Industries, Inc.(a)	64,950	1,573,089
Wabash National Corp.(a)	45,500	617,890

		36,798,246

Marine — 0.3%
Matson, Inc.	37,580	2,738,830

Media — 0.6%
AMC Networks, Inc. (Class A Stock)*(a)	27,680	806,042
EW Scripps Co. (The) (Class A Stock)*	53,621	668,654
Gannett Co., Inc.*	135,970	394,313
Loyalty Ventures, Inc.*	18,800	67,116
Scholastic Corp.(a)	28,240	1,015,793
TechTarget, Inc.*(a)	24,680	1,621,969
Thryv Holdings, Inc.*(a)	15,800	353,762

		4,927,649

Metals & Mining — 1.7%
Allegheny Technologies, Inc.*(a)	115,170	2,615,511
Arconic Corp.*	98,100	2,751,705
Carpenter Technology Corp.	44,780	1,249,810
Century Aluminum Co.*(a)	47,293	348,549
Compass Minerals International, Inc.	31,650	1,120,093
Haynes International, Inc.	11,550	378,494
Kaiser Aluminum Corp.(a)	14,750	1,166,577
Materion Corp.	18,968	1,398,511
Olympic Steel, Inc.	8,718	224,489
SunCoke Energy, Inc.	77,330	526,617
TimkenSteel Corp.*(a)	38,530	720,896
Warrior Met Coal, Inc.	47,930	1,467,137

		13,968,389

Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Apollo Commercial Real Estate Finance, Inc.(a)	122,610	1,280,048
ARMOUR Residential REIT, Inc.(a)	95,680	673,587
Ellington Financial, Inc.(a)	52,582	771,378
Franklin BSP Realty Trust, Inc.(a)	77,626	1,046,399
Granite Point Mortgage Trust, Inc.(a)	49,940	477,926
Invesco Mortgage Capital, Inc.(a)	30,586	449,002
KKR Real Estate Finance Trust, Inc.(a)	46,000	802,700
New York Mortgage Trust, Inc.	353,380	975,329

SEE NOTES TO FINANCIAL STATEMENTS.

A221

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
PennyMac Mortgage Investment Trust(a)	85,320	$1,179,976
Ready Capital Corp.(a)	62,423	744,082
Redwood Trust, Inc.(a)	111,590	860,359
Two Harbors Investment Corp.(a)	319,250	1,589,865

		10,850,651

Multiline Retail — 0.1%
Big Lots, Inc.(a)	26,510	555,915

Multi-Utilities — 0.5%
Avista Corp.(a)	67,083	2,918,781
Unitil Corp.	14,800	869,056

		3,787,837

Oil, Gas & Consumable Fuels — 3.2%
Callon Petroleum Co.*(a)	43,980	1,724,016
Civitas Resources, Inc.(a)	66,910	3,498,724
CONSOL Energy, Inc.*	29,680	1,465,598
Dorian LPG Ltd.	25,790	392,008
Green Plains, Inc.*(a)	49,910	1,356,055
Laredo Petroleum, Inc.*(a)	13,422	925,313
Par Pacific Holdings, Inc.*	42,380	660,704
PBF Energy, Inc. (Class A Stock)*(a)	88,530	2,569,141
Ranger Oil Corp. (Class A Stock)*(a)	19,680	646,882
REX American Resources Corp.*(a)	4,810	407,888
SM Energy Co.	113,050	3,865,179
Southwestern Energy Co.*	1,034,590	6,466,187
Talos Energy, Inc.*	38,330	592,965
World Fuel Services Corp.	58,470	1,196,296

		25,766,956

Paper & Forest Products — 0.4%
Clearwater Paper Corp.*	15,600	524,628
Glatfelter Corp.(a)	41,970	288,754
Mercer International, Inc. (Germany)	37,370	491,415
Neenah, Inc.(a)	15,568	531,492
Sylvamo Corp.(a)	32,750	1,070,270

		2,906,559

Personal Products — 0.9%
Edgewell Personal Care Co.	48,990	1,691,135
elf Beauty, Inc.*	44,490	1,364,953
Inter Parfums, Inc.(a)	16,540	1,208,413
Medifast, Inc.	10,680	1,927,847
USANA Health Sciences, Inc.*(a)	10,690	773,528

		6,965,876

Pharmaceuticals — 1.8%
Amphastar Pharmaceuticals, Inc.*(a)	34,850	1,212,431
ANI Pharmaceuticals, Inc.*	12,160	360,787
Cara Therapeutics, Inc.*(a)	39,463	360,297
Collegium Pharmaceutical, Inc.*	31,500	558,180
Corcept Therapeutics, Inc.*(a)	88,700	2,109,286
Harmony Biosciences Holdings, Inc.*(a)	21,300	1,038,801
Innoviva, Inc.*(a)	58,160	858,442
Nektar Therapeutics*(a)	173,350	658,730
Pacira BioSciences, Inc.*	42,130	2,456,179

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Phibro Animal Health Corp. (Class A Stock)	18,800	$359,644
Prestige Consumer Healthcare, Inc.*	46,550	2,737,140
Supernus Pharmaceuticals, Inc.*(a)	49,530	1,432,408

		14,142,325

Professional Services — 1.6%
Exponent, Inc.	47,970	4,387,816
Forrester Research, Inc.*	10,132	484,715
Heidrick & Struggles International, Inc.	18,304	592,318
Kelly Services, Inc. (Class A Stock)	32,069	635,928
Korn Ferry	49,910	2,895,778
ManTech International Corp. (Class A Stock)	25,780	2,460,701
Resources Connection, Inc.	28,870	588,082
TrueBlue, Inc.*	30,878	552,716

		12,598,054

Real Estate Management & Development — 0.5%
Anywhere Real Estate, Inc.*(a)	109,190	1,073,338
Douglas Elliman, Inc.	64,026	306,684
Marcus & Millichap, Inc.(a)	22,740	841,153
RE/MAX Holdings, Inc. (Class A Stock)	17,710	434,249
St. Joe Co. (The)(a)	30,620	1,211,327

		3,866,751

Road & Rail — 0.4%
ArcBest Corp.(a)	22,715	1,598,455
Heartland Express, Inc.(a)	43,198	600,884
Marten Transport Ltd.	54,705	920,138

		3,119,477

Semiconductors & Semiconductor Equipment — 3.1%
Alpha & Omega Semiconductor Ltd.*(a)	20,100	670,134
Axcelis Technologies, Inc.*	30,540	1,674,814
CEVA, Inc.*	21,550	723,218
Cohu, Inc.*	45,117	1,251,997
Diodes, Inc.*	41,960	2,709,357
FormFactor, Inc.*(a)	72,430	2,805,214
Ichor Holdings Ltd.*	26,470	687,691
Kulicke & Soffa Industries, Inc. (Singapore)(a)	54,822	2,346,930
MaxLinear, Inc.*(a)	65,980	2,242,000
Onto Innovation, Inc.*(a)	45,957	3,205,041
PDF Solutions, Inc.*	27,440	590,234
Photronics, Inc.*	57,270	1,115,620
Rambus, Inc.*	102,140	2,194,988
SMART Global Holdings, Inc.*(a)	43,800	717,006
Ultra Clean Holdings, Inc.*	41,810	1,244,684
Veeco Instruments, Inc.*	47,323	918,066

		25,096,994

Software — 3.0%
8x8, Inc.*	109,770	565,316
A10 Networks, Inc.	54,150	778,677
Agilysys, Inc.*	18,092	855,209
Alarm.com Holdings, Inc.*(a)	42,660	2,638,948

SEE NOTES TO FINANCIAL STATEMENTS.

A222

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (cont’d.)
Cerence, Inc.*(a)	36,450	$919,634
Consensus Cloud Solutions, Inc.*(a)	14,800	646,464
Digital Turbine, Inc.*	81,850	1,429,920
Ebix, Inc.(a)	22,027	372,256
InterDigital, Inc.(a)	28,620	1,740,096
LivePerson, Inc.*(a)	64,210	907,929
LiveRamp Holdings, Inc.*	63,250	1,632,482
OneSpan, Inc.*	31,900	379,610
Progress Software Corp.(a)	40,517	1,835,420
SPS Commerce, Inc.*(a)	33,450	3,781,522
Vonage Holdings Corp.*	234,180	4,411,951
Xperi Holding Corp.	96,415	1,391,268

		24,286,702

Specialty Retail — 4.0%
Aaron’s Co., Inc. (The)(a)	28,490	414,530
Abercrombie & Fitch Co. (Class A Stock)*(a)	46,750	791,010
Academy Sports & Outdoors, Inc.(a)	79,200	2,814,768
America’s Car-Mart, Inc.*(a)	5,540	557,324
Asbury Automotive Group, Inc.*(a)	20,530	3,476,550
Bed Bath & Beyond, Inc.*(a)	74,080	368,178
Boot Barn Holdings, Inc.*	27,580	1,900,538
Buckle, Inc. (The)(a)	27,399	758,678
Caleres, Inc.(a)	35,214	924,015
Cato Corp. (The) (Class A Stock)	16,223	188,349
Chico’s FAS, Inc.*	116,100	577,017
Children’s Place, Inc. (The)*(a)	11,915	463,732
Conn’s, Inc.*(a)	14,330	114,927
Designer Brands, Inc. (Class A Stock)(a)	56,300	735,278
Genesco, Inc.*	11,952	596,524
Group 1 Automotive, Inc.	15,394	2,613,901
Guess?, Inc.(a)	33,250	566,913
Haverty Furniture Cos., Inc.(a)	12,851	297,886
Hibbett, Inc.(a)	11,296	493,748
LL Flooring Holdings, Inc.*(a)	27,302	255,820
MarineMax, Inc.*(a)	19,962	721,028
Monro, Inc.(a)	31,032	1,330,652
National Vision Holdings, Inc.*(a)	75,550	2,077,625
ODP Corp. (The)*	40,635	1,228,802
Rent-A-Center, Inc.	49,920	970,944
Sally Beauty Holdings, Inc.*(a)	99,270	1,183,298
Shoe Carnival, Inc.(a)	15,840	342,302
Signet Jewelers Ltd.(a)	43,940	2,349,033
Sleep Number Corp.*(a)	20,640	638,808
Sonic Automotive, Inc. (Class A Stock)(a)	18,127	663,992
Urban Outfitters, Inc.*(a)	59,450	1,109,337
Zumiez, Inc.*(a)	15,320	398,320

		31,923,827

Technology Hardware, Storage & Peripherals — 0.2%
3D Systems Corp.*(a)	120,910	1,172,827
Corsair Gaming, Inc.*(a)	31,050	407,686
Diebold Nixdorf, Inc.*	68,710	155,972

		1,736,485

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods — 1.0%
Fossil Group, Inc.*	43,670	$225,774
G-III Apparel Group Ltd.*	40,010	809,402
Kontoor Brands, Inc.(a)	43,150	1,439,916
Movado Group, Inc.(a)	14,917	461,383
Oxford Industries, Inc.(a)	14,266	1,265,965
Steven Madden Ltd.	69,625	2,242,621
Unifi, Inc.*	12,820	180,249
Wolverine World Wide, Inc.(a)	74,894	1,509,863

		8,135,173

Thrifts & Mortgage Finance — 2.0%
Axos Financial, Inc.*	49,810	1,785,689
Capitol Federal Financial, Inc.	119,790	1,099,672
Flagstar Bancorp, Inc.	49,370	1,750,167
Mr. Cooper Group, Inc.*	68,530	2,517,792
NMI Holdings, Inc. (Class A Stock)*	79,860	1,329,669
Northfield Bancorp, Inc.(a)	39,910	520,027
Provident Financial Services, Inc.(a)	69,840	1,554,638
TrustCo Bank Corp.(a)	17,777	548,243
Walker & Dunlop, Inc.(a)	28,280	2,724,495
WSFS Financial Corp.	60,060	2,407,805

		16,238,197

Tobacco — 0.3%
Universal Corp.(a)	22,800	1,379,400
Vector Group Ltd.	122,152	1,282,596

		2,661,996

Trading Companies & Distributors — 1.3%
Applied Industrial Technologies, Inc.	35,578	3,421,536
Boise Cascade Co.	36,510	2,171,980
DXP Enterprises, Inc.*	15,900	487,017
GMS, Inc.*	39,920	1,776,440
NOW, Inc.*	102,700	1,004,406
Veritiv Corp.*(a)	12,930	1,403,552

		10,264,931

Water Utilities — 0.9%
American States Water Co.(a)	34,192	2,786,990
California Water Service Group	49,860	2,769,723
Middlesex Water Co.	16,300	1,429,184

		6,985,897

Wireless Telecommunication Services — 0.4%
Gogo, Inc.*(a)	63,350	1,025,637
Shenandoah Telecommunications Co.	46,410	1,030,302
Telephone & Data Systems, Inc.(a)	91,500	1,444,785

		3,500,724

TOTAL COMMON STOCKS (cost $573,730,916)		793,776,938

EXCHANGE-TRADED FUND — 0.9%
iShares Core S&P Small-Cap ETF(a) (cost $7,593,551)	80,920	7,477,817

TOTAL LONG-TERM INVESTMENTS (cost $581,324,467)		801,254,755

SEE NOTES TO FINANCIAL STATEMENTS.

A223

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS — 35.5%

AFFILIATED MUTUAL FUNDS — 35.4%
PGIM Core Ultra Short Bond Fund(wa)	5,725,612	$5,725,612
PGIM Institutional Money Market Fund (cost $280,244,664; includes $279,989,768 of cash collateral for securities on loan)(b)(wa)	280,651,172	280,398,586

TOTAL AFFILIATED MUTUAL FUNDS (cost $285,970,276)		286,124,198

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills
1.753%	09/15/22	450	448,491

(cost $448,342)
TOTAL SHORT-TERM INVESTMENTS (cost $286,418,618)			286,572,689

TOTAL INVESTMENTS—134.7% (cost $867,743,085)			1,087,827,444
Liabilities in excess of other assets(z) —(34.7)%			(280,096,914)

NET ASSETS — 100.0%			$807,730,530

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $271,035,828; cash collateral of $279,989,768 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
76	Russell 2000 E-Mini Index	Sep. 2022	$6,490,400	$(216,572)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
UBS Securities LLC	$—	$448,491

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A224

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$10,139,306	$—	$—
Air Freight & Logistics	6,026,240	—	—
Airlines	3,272,940	—	—
Auto Components	11,010,372	—	—
Automobiles	1,472,388	—	—
Banks	81,362,075	—	—
Beverages	6,938,049	—	—
Biotechnology	21,244,360	—	—
Building Products	14,856,239	—	—
Capital Markets	7,101,956	—	—
Chemicals	22,972,357	—	—
Commercial Services & Supplies	17,434,292	—	—
Communications Equipment	11,069,223	—	—
Construction & Engineering	8,746,207	—	—
Consumer Finance	6,802,488	—	—
Containers & Packaging	2,794,828	—	—
Diversified Consumer Services	4,362,372	—	—
Diversified Telecommunication Services	3,344,344	—	—
Electrical Equipment	3,033,933	—	—
Electronic Equipment, Instruments & Components	31,668,028	—	—
Energy Equipment & Services	15,765,719	—	—
Entertainment	1,796,489	—	—
Equity Real Estate Investment Trusts (REITs)	56,821,828	—	—
Food & Staples Retailing	6,880,908	—	—
Food Products	16,252,686	—	—
Gas Utilities	7,608,237	—	—
Health Care Equipment & Supplies	31,527,182	—	—
Health Care Providers & Services	26,358,351	—	—
Health Care Technology	4,619,587	—	—
Hotels, Restaurants & Leisure	10,996,236	—	—
Household Durables	18,049,542	—	—
Household Products	4,402,088	—	—
Insurance	21,925,056	—	—
Interactive Media & Services	2,759,835	—	—
Internet & Direct Marketing Retail	1,951,681	—	—
IT Services	13,151,674	—	—
Leisure Products	2,490,772	—	—
Life Sciences Tools & Services	942,629	—	—
Machinery	36,798,246	—	—
Marine	2,738,830	—	—
Media	4,927,649	—	—
Metals & Mining	13,968,389	—	—
Mortgage Real Estate Investment Trusts (REITs)	10,850,651	—	—
Multiline Retail	555,915	—	—
Multi-Utilities	3,787,837	—	—
Oil, Gas & Consumable Fuels	25,766,956	—	—
Paper & Forest Products	2,906,559	—	—
Personal Products	6,965,876	—	—
Pharmaceuticals	14,142,325	—	—
Professional Services	12,598,054	—	—
Real Estate Management & Development	3,866,751	—	—
Road & Rail	3,119,477	—	—
Semiconductors & Semiconductor Equipment	25,096,994	—	—
Software	24,286,702	—	—
Specialty Retail	31,923,827	—	—
Technology Hardware, Storage & Peripherals	1,736,485	—	—
Textiles, Apparel & Luxury Goods	8,135,173	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A225

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Thrifts & Mortgage Finance	$16,238,197	$—	$—
Tobacco	2,661,996	—	—
Trading Companies & Distributors	10,264,931	—	—
Water Utilities	6,985,897	—	—
Wireless Telecommunication Services	3,500,724	—	—
Exchange-Traded Fund	7,477,817	—	—
Short-Term Investments
Affiliated Mutual Funds	286,124,198	—	—
U.S. Treasury Obligation	—	448,491	—

Total	$1,087,378,953	$448,491	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(216,572)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Affiliated Mutual Funds (34.7% represents investments purchased with collateral from securities on loan)	35.4%
Banks	10.1
Equity Real Estate Investment Trusts (REITs)	7.0
Machinery	4.6
Specialty Retail	4.0
Electronic Equipment, Instruments & Components	3.9
Health Care Equipment & Supplies	3.9
Health Care Providers & Services	3.3
Oil, Gas & Consumable Fuels	3.2
Semiconductors & Semiconductor Equipment	3.1
Software	3.0
Chemicals	2.8
Insurance	2.7
Biotechnology	2.6
Household Durables	2.2
Commercial Services & Supplies	2.2
Food Products	2.0
Thrifts & Mortgage Finance	2.0
Energy Equipment & Services	2.0
Building Products	1.8
Pharmaceuticals	1.8
Metals & Mining	1.7
IT Services	1.6
Professional Services	1.6
Communications Equipment	1.4
Auto Components	1.4
Hotels, Restaurants & Leisure	1.4
Mortgage Real Estate Investment Trusts (REITs)	1.3
Trading Companies & Distributors	1.3
Aerospace & Defense	1.3
Construction & Engineering	1.1
Textiles, Apparel & Luxury Goods	1.0

Gas Utilities	0.9%
Exchange-Traded Fund	0.9
Capital Markets	0.9
Water Utilities	0.9
Personal Products	0.9
Beverages	0.9
Food & Staples Retailing	0.9
Consumer Finance	0.8
Air Freight & Logistics	0.7
Media	0.6
Health Care Technology	0.6
Household Products	0.5
Diversified Consumer Services	0.5
Real Estate Management & Development	0.5
Multi-Utilities	0.5
Wireless Telecommunication Services	0.4
Diversified Telecommunication Services	0.4
Airlines	0.4
Road & Rail	0.4
Electrical Equipment	0.4
Paper & Forest Products	0.4
Containers & Packaging	0.3
Interactive Media & Services	0.3
Marine	0.3
Tobacco	0.3
Leisure Products	0.3
Internet & Direct Marketing Retail	0.2
Entertainment	0.2
Technology Hardware, Storage & Peripherals	0.2
Automobiles	0.2
Life Sciences Tools & Services	0.1
Multiline Retail	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A226

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification (continued):

U.S. Treasury Obligation	0.1%

134.7
Liabilities in excess of other assets	(34.7)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	—	$—	Due from/to broker-variation margin futures	$216,572	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(1,233,716)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(292,148)

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$5,196,707

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$271,035,828	$(271,035,828)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A227

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A228

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value, including securities on loan of $271,035,828:
Unaffiliated investments (cost $581,772,809)	$801,703,246
Affiliated investments (cost $285,970,276)	286,124,198
Dividends and interest receivable	929,295
Receivable for investments sold	95,317
Receivable for Portfolio shares sold	7,452
Prepaid expenses	1,229

Total Assets	1,088,860,737

LIABILITIES
Payable to broker for collateral for securities on loan	279,989,768
Accrued expenses and other liabilities	506,005
Management fee payable	241,502
Payable for investments purchased	199,297
Payable for Portfolio shares purchased	147,697
Due to broker-variation margin futures	43,307
Distribution fee payable	1,600
Affiliated transfer agent fee payable	980
Trustees’ fees payable	51

Total Liabilities	281,130,207

NET ASSETS	$807,730,530

Net assets were comprised of:
Partners’ Equity	$807,730,530

Class I:
Net asset value and redemption price per share, $800,112,008 / 16,391,486 outstanding shares of beneficial interest	$48.81

Class III:
Net asset value and redemption price per share, $7,618,522 / 156,533 outstanding shares of beneficial interest	$48.67

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $3,639 foreign withholding tax, of which $50 is reimbursable by an affiliate)	$5,920,510
Income from securities lending, net (including affiliated income of $117,051)	131,312
Affiliated dividend income	13,819
Interest income	83

Total income	6,065,724

EXPENSES
Management fee	1,598,559
Distribution fee—Class III	9,145
Custodian and accounting fees	46,754
Shareholders’ reports	37,690
Audit fee	12,199
Legal fees and expenses	11,995
Trustees’ fees	11,032
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	14,881

Total expenses	1,747,552

NET INVESTMENT INCOME (LOSS)	4,318,172

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(27,710))	26,315,967
Futures transactions	(1,233,716)

25,082,251

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(11,083))	(222,946,914)
Futures	(292,148)

(223,239,062)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(198,156,811)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(193,838,639)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$4,318,172	$8,901,819
Net realized gain (loss) on investment transactions	25,082,251	91,316,752
Net change in unrealized appreciation (depreciation) on investments	(223,239,062)	122,798,716

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(193,838,639)	223,017,287

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	7,421,574	24,869,098
Portfolio shares purchased	(36,308,941)	(75,416,063)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(28,887,367)	(50,546,965)

TOTAL INCREASE (DECREASE)	(222,726,006)	172,470,322
NET ASSETS:
Beginning of period	1,030,456,536	857,986,214

End of period	$807,730,530	$1,030,456,536

SEE NOTES TO FINANCIAL STATEMENTS.

A229

PSF SMALL-CAP STOCK INDEX PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019	2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$60.34		$47.76	$43.03	$35.15	$38.51		$34.08

Income (Loss) From Investment Operations:
Net investment income (loss)	0.26		0.51	0.40	0.46	0.40		0.39
Net realized and unrealized gain (loss) on investment transactions	(11.79)		12.07	4.33	7.42	(3.76)		4.04

Total from investment operations	(11.53)		12.58	4.73	7.88	(3.36)		4.43

Capital Contributions	—		—	—	—	—	(b)(c)	—

Net Asset Value, end of period	$48.81		$60.34	$47.76	$43.03	$35.15		$38.51

Total Return(d)	(19.11)%		26.34%	10.99%	22.42%	(8.73	)%(e)	13.00%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$800		$1,024	$858	$834	$729		$850
Average net assets (in millions)	$914		$1,002	$701	$794	$871		$811
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.38	%(g)	0.38%	0.40%	0.39%	0.39%		0.40%
Expenses before waivers and/or expense reimbursement	0.38	%(g)	0.38%	0.40%	0.39%	0.39%		0.40%
Net investment income (loss)	0.95	%(g)	0.89%	1.07%	1.15%	0.98%		1.11%
Portfolio turnover rate(h)	8%		18%	18%	19%	18%		17%

Class III
	Six Months Ended June 30, 2022		April 26, 2021(i) through December 31, 2021
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$ 60.24		$ 57.73

Income (Loss) From Investment Operations:
Net investment income (loss)	0.20		0.31
Net realized and unrealized gain (loss) on investment transactions	(11.77)		2.20

Total from investment operations	(11.57)		2.51

Net Asset Value, end of period	$48.67		$60.24

Total Return(d)	(19.21)%		4.35%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$ 8		$ 6
Average net assets (in millions)	$ 7		$ 3
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.63	%(g)	0.62	%(j)
Expenses before waivers and/or expense reimbursement	0.63	%(g)	0.62	%(j)
Net investment income (loss)	0.73	%(g)	0.76	%(j)
Portfolio turnover rate(h)	8%		18%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(i)	Commencement of offering.
(j)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A230

PSF SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS — 97.4%
Aerospace & Defense — 1.4%
AAR Corp.*	25,306	$1,058,803
Aerojet Rocketdyne Holdings, Inc.*	20,288	823,693
Ducommun, Inc.*	21,765	936,766
Maxar Technologies, Inc.	39,327	1,026,041

		3,845,303

Airlines — 0.4%
Allegiant Travel Co.*	2,689	304,099
Spirit Airlines, Inc.*(a)	34,187	815,018

		1,119,117

Auto Components — 0.4%
Adient PLC*	12,619	373,901
American Axle & Manufacturing Holdings, Inc.*	78,777	593,191

		967,092

Banks — 18.8%
Amalgamated Financial Corp.	16,739	331,097
Ameris Bancorp	34,943	1,404,010
Associated Banc-Corp.	79,235	1,446,831
Atlantic Union Bankshares Corp.	53,133	1,802,271
Banner Corp.	37,846	2,127,324
Berkshire Hills Bancorp, Inc.	17,265	427,654
Brookline Bancorp, Inc.	84,053	1,118,746
Cadence Bank	65,635	1,541,110
Columbia Banking System, Inc.(a)	34,547	989,772
Community Bank System, Inc.	21,265	1,345,649
ConnectOne Bancorp, Inc.	51,774	1,265,874
CVB Financial Corp.	101,461	2,517,247
Eastern Bankshares, Inc.	105,627	1,949,875
FB Financial Corp.	34,901	1,368,817
First Financial Bankshares, Inc.(a)	25,923	1,017,996
First Merchants Corp.	43,813	1,560,619
First of Long Island Corp. (The)	9,387	164,554
German American Bancorp, Inc.	23,563	805,383
Glacier Bancorp, Inc.(a)	28,770	1,364,273
Hancock Whitney Corp.	59,861	2,653,638
Heritage Financial Corp.	36,074	907,622
Home BancShares, Inc.	68,938	1,431,842
Independent Bank Corp.	27,995	2,223,643
Independent Bank Group, Inc.	10,637	722,359
Lakeland Financial Corp.	26,910	1,787,362
NBT Bancorp, Inc.	10,840	407,476
OceanFirst Financial Corp.	71,076	1,359,684
Origin Bancorp, Inc.	17,162	665,886
Pacific Premier Bancorp, Inc.	45,927	1,342,906
PacWest Bancorp	30,324	808,438
Pinnacle Financial Partners, Inc.	10,729	775,814
Renasant Corp.	45,262	1,303,998
SouthState Corp.	25,892	1,997,568
Towne Bank	40,541	1,100,688
TriCo Bancshares	33,483	1,528,164
United Community Banks, Inc.	71,159	2,148,290
Washington Federal, Inc.(a)	72,314	2,170,866

		49,885,346

	Shares	Value
COMMON STOCKS (continued)
Beverages — 0.9%
Primo Water Corp.	168,790	$2,258,410

Biotechnology — 3.9%
Agios Pharmaceuticals, Inc.*(a)	32,109	711,856
Alkermes PLC*	26,954	802,960
Allogene Therapeutics, Inc.*(a)	43,118	491,545
Apellis Pharmaceuticals, Inc.*	8,387	379,260
Arcus Biosciences, Inc.*	12,626	319,943
Beam Therapeutics, Inc.*	7,586	293,654
Cytokinetics, Inc.*	2,768	108,755
EQRx, Inc.*(a)	73,444	344,452
Intellia Therapeutics, Inc.*	7,249	375,208
Iovance Biotherapeutics, Inc.*	50,885	561,770
Kura Oncology, Inc.*	30,541	559,817
Mersana Therapeutics, Inc.*	58,876	272,007
Myriad Genetics, Inc.*	41,718	758,016
REGENXBIO, Inc.*	18,865	465,965
Relay Therapeutics, Inc.*	29,049	486,571
REVOLUTION Medicines, Inc.*(a)	27,420	534,416
Sage Therapeutics, Inc.*	24,443	789,509
Turning Point Therapeutics, Inc.*	12,759	960,115
Ultragenyx Pharmaceutical, Inc.*	5,257	313,633
Veracyte, Inc.*(a)	19,272	383,513
Xencor, Inc.*	12,664	346,614
Zentalis Pharmaceuticals, Inc.*	5,774	162,249

		10,421,828

Building Products — 0.6%
Resideo Technologies, Inc.*	83,658	1,624,638

Capital Markets — 0.8%
Houlihan Lokey, Inc.	4,969	392,203
P10, Inc. (Class A Stock)(a)	46,311	514,979
PJT Partners, Inc. (Class A Stock)	10,540	740,751
Stifel Financial Corp.	9,252	518,297

		2,166,230

Chemicals — 1.7%
Avient Corp.	61,841	2,478,587
HB Fuller Co.	24,843	1,495,797
Tronox Holdings PLC (Class A Stock)	26,766	449,669

		4,424,053

Commercial Services & Supplies — 1.4%
ABM Industries, Inc.	62,527	2,714,922
Deluxe Corp.	46,867	1,015,608

		3,730,530

Communications Equipment — 0.4%
Viavi Solutions, Inc.*	80,531	1,065,425

Construction & Engineering — 1.9%
Arcosa, Inc.	34,830	1,617,157
Dycom Industries, Inc.*(a)	13,400	1,246,736
MasTec, Inc.*	14,644	1,049,389
Primoris Services Corp.	47,495	1,033,491

		4,946,773

Construction Materials — 0.4%
Summit Materials, Inc. (Class A Stock)*	41,548	967,653

SEE NOTES TO FINANCIAL STATEMENTS.

A231

PSF SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Consumer Finance — 0.4%
FirstCash Holdings, Inc.	12,377	$860,325
LendingClub Corp.*	21,263	248,565
Oportun Financial Corp.*	10,401	86,016

		1,194,906

Diversified Consumer Services — 0.5%
Adtalem Global Education, Inc.*	35,092	1,262,259

Diversified Financial Services — 0.1%
Alerus Financial Corp.	8,464	201,528

Diversified Telecommunication Services — 0.4%
Iridium Communications, Inc.*	30,526	1,146,557

Electric Utilities — 2.6%
ALLETE, Inc.	38,917	2,287,541
IDACORP, Inc.	20,833	2,206,632
MGE Energy, Inc.	29,287	2,279,407

		6,773,580

Electronic Equipment, Instruments & Components — 2.3%
CTS Corp.	23,998	817,132
FARO Technologies, Inc.*	29,647	914,017
Itron, Inc.*	25,122	1,241,780
Knowles Corp.*	55,287	958,124
Sanmina Corp.*	29,055	1,183,410
TTM Technologies, Inc.*	89,495	1,118,688

		6,233,151

Energy Equipment & Services — 1.8%
Helmerich & Payne, Inc.(a)	47,994	2,066,622
Liberty Energy, Inc. (Class A Stock)*	47,507	606,189
NexTier Oilfield Solutions, Inc.*	96,310	915,908
Patterson-UTI Energy, Inc.	72,248	1,138,629

		4,727,348

Equity Real Estate Investment Trusts (REITs) — 9.3%
Acadia Realty Trust	126,604	1,977,554
Agree Realty Corp.(a)	29,692	2,141,684
Healthcare Realty Trust, Inc.(a)	90,390	2,458,608
Hudson Pacific Properties, Inc.	128,750	1,910,650
Pebblebrook Hotel Trust(a)	114,428	1,896,072
Physicians Realty Trust	160,951	2,808,595
RLJ Lodging Trust	205,555	2,267,272
Ryman Hospitality Properties, Inc.*	31,710	2,410,911
SITE Centers Corp.	140,714	1,895,418
STAG Industrial, Inc.	75,353	2,326,901
Terreno Realty Corp.	44,551	2,482,827

		24,576,492

Food & Staples Retailing — 1.1%
BJ’s Wholesale Club Holdings, Inc.*	21,352	1,330,657
SpartanNash Co.	10,743	324,116
United Natural Foods, Inc.*	33,584	1,323,210

		2,977,983

Food Products — 1.6%
Hostess Brands, Inc.*	110,421	2,342,029
Simply Good Foods Co. (The)*	22,538	851,260
Sovos Brands, Inc.*	24,135	383,023

	Shares	Value
COMMON STOCKS (continued)
Food Products (cont’d.)
Utz Brands, Inc.(a)	47,386	$654,875

		4,231,187

Gas Utilities — 1.8%
Chesapeake Utilities Corp.	12,013	1,556,284
ONE Gas, Inc.	30,238	2,455,023
Southwest Gas Holdings, Inc.	9,389	817,594

		4,828,901

Health Care Equipment & Supplies — 2.6%
Avanos Medical, Inc.*	50,876	1,390,950
CONMED Corp.(a)	14,084	1,348,684
Enovis Corp.*	28,465	1,565,575
LivaNova PLC*	19,802	1,237,031
NuVasive, Inc.*	26,183	1,287,156

		6,829,396

Health Care Providers & Services — 1.5%
Acadia Healthcare Co., Inc.*	21,103	1,427,196
Owens & Minor, Inc.(a)	48,627	1,529,319
Tenet Healthcare Corp.*	18,857	991,124

		3,947,639

Health Care Technology — 0.8%
Allscripts Healthcare Solutions, Inc.*	95,163	1,411,267
Health Catalyst, Inc.*	50,200	727,398

		2,138,665

Hotels, Restaurants & Leisure — 2.6%
Boyd Gaming Corp.	18,752	932,912
International Game Technology PLC	55,298	1,026,331
Krispy Kreme, Inc.	46,929	638,234
Red Rock Resorts, Inc. (Class A Stock)(a)	19,276	643,047
SeaWorld Entertainment, Inc.*(a)	24,249	1,071,321
Travel + Leisure Co.	27,241	1,057,496
Wendy’s Co. (The)	86,354	1,630,364

		6,999,705

Household Durables — 1.2%
Century Communities, Inc.	14,851	667,849
Installed Building Products, Inc.(a)	8,536	709,854
Meritage Homes Corp.*	23,712	1,719,120

		3,096,823

Independent Power & Renewable Electricity Producers — 0.5%
NextEra Energy Partners LP(a)	19,286	1,430,250

Insurance — 2.9%
AMERISAFE, Inc.	13,020	677,170
BRP Group, Inc. (Class A Stock)*	14,482	349,740
CNO Financial Group, Inc.	44,707	808,749
Enstar Group Ltd.*	6,363	1,361,555
Hanover Insurance Group, Inc. (The)	4,748	694,395
RLI Corp.	8,125	947,294
Selective Insurance Group, Inc.	31,754	2,760,693

		7,599,596

SEE NOTES TO FINANCIAL STATEMENTS.

A232

PSF SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services — 0.4%
Bumble, Inc. (Class A Stock)*(a)	34,742	$977,987

IT Services — 0.7%
Bread Financial Holdings, Inc.(a)	7,004	259,568
Fastly, Inc. (Class A Stock)*(a)	41,551	482,407
Repay Holdings Corp.*	76,825	987,202

		1,729,177

Leisure Products — 0.5%
Callaway Golf Co.*	62,632	1,277,693

Life Sciences Tools & Services — 0.4%
NeoGenomics, Inc.*	100,967	822,881
Pacific Biosciences of California, Inc.*(a)	62,572	276,568

		1,099,449

Machinery — 3.8%
Astec Industries, Inc.	28,952	1,180,662
Chart Industries, Inc.*	10,510	1,759,164
Columbus McKinnon Corp.	35,618	1,010,483
EnPro Industries, Inc.	18,375	1,505,464
ESCO Technologies, Inc.	17,181	1,174,665
Federal Signal Corp.	43,483	1,547,995
Kennametal, Inc.	34,426	799,716
Terex Corp.	45,233	1,238,027

		10,216,176

Media — 2.3%
Entravision Communications Corp. (Class A Stock)	88,891	405,343
Gray Television, Inc.(a)	35,766	604,088
iHeartMedia, Inc. (Class A Stock)*	47,361	373,678
John Wiley & Sons, Inc. (Class A Stock)	43,006	2,053,966
Nexstar Media Group, Inc. (Class A Stock)	8,709	1,418,522
TEGNA, Inc.	63,371	1,328,890

		6,184,487

Metals & Mining — 1.9%
Allegheny Technologies, Inc.*(a)	48,734	1,106,749
Commercial Metals Co.	49,399	1,635,107
Constellium SE*	90,166	1,191,093
Hecla Mining Co.	176,475	691,782
Warrior Met Coal, Inc.	11,712	358,504

		4,983,235

Mortgage Real Estate Investment Trusts (REITs) — 1.9%
KKR Real Estate Finance Trust, Inc.(a)	72,144	1,258,913
PennyMac Mortgage Investment Trust(a)	131,721	1,821,701
TPG RE Finance Trust, Inc.	101,396	913,578
Two Harbors Investment Corp.(a)	207,328	1,032,494

		5,026,686

Multiline Retail — 0.2%
Macy’s, Inc.(a)	34,453	631,179

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels — 3.2%
Brigham Minerals, Inc. (Class A Stock)	37,801	$931,039
Callon Petroleum Co.*(a)	24,655	966,476
Centennial Resource Development, Inc. (Class A Stock)*(a)	184,495	1,103,280
Golar LNG Ltd. (Cameroon)*	66,243	1,507,028
Magnolia Oil & Gas Corp. (Class A Stock)(a)	42,234	886,492
Murphy Oil Corp.	16,755	505,833
Oasis Petroleum, Inc.	5,957	724,669
PBF Energy, Inc. (Class A Stock)*	20,909	606,779
SM Energy Co.	32,988	1,127,860

		8,359,456

Personal Products — 0.3%
BellRing Brands, Inc.*	34,010	846,509

Professional Services — 3.1%
Alight, Inc. (Class A Stock)*(a)	146,731	990,434
ASGN, Inc.*	17,509	1,580,187
First Advantage Corp.*	67,990	861,433
ICF International, Inc.	16,070	1,526,650
KBR, Inc.	54,350	2,629,997
Kforce, Inc.	11,036	676,948

		8,265,649

Real Estate Management & Development — 1.3%
DigitalBridge Group, Inc.*	300,004	1,464,020
Kennedy-Wilson Holdings, Inc.	104,499	1,979,211

		3,443,231

Road & Rail — 0.6%
ArcBest Corp.	9,735	685,052
Saia, Inc.*	5,438	1,022,344

		1,707,396

Semiconductors & Semiconductor Equipment — 1.6%
Cohu, Inc.*	59,618	1,654,400
MACOM Technology Solutions Holdings, Inc.*	29,831	1,375,209
Onto Innovation, Inc.*	18,210	1,269,965

		4,299,574

Software — 2.2%
Cerence, Inc.*	33,096	835,012
Domo, Inc. (Class B Stock)*	16,858	468,653
JFrog Ltd. (Israel)*(a)	35,742	753,084
LiveRamp Holdings, Inc.*	41,279	1,065,411
Ping Identity Holding Corp.*(a)	64,074	1,162,302
Smartsheet, Inc. (Class A Stock)*	26,383	829,218
Verint Systems, Inc.*	20,106	851,489

		5,965,169

Specialty Retail — 1.9%
Academy Sports & Outdoors, Inc.(a)	50,098	1,780,483
Asbury Automotive Group, Inc.*	7,109	1,203,838
Group 1 Automotive, Inc.	10,730	1,821,954
Signet Jewelers Ltd.(a)	4,588	245,274

		5,051,549

SEE NOTES TO FINANCIAL STATEMENTS.

A233

PSF SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals — 0.1%
Xerox Holdings Corp.	26,715	$396,718

Textiles, Apparel & Luxury Goods — 0.9%
Capri Holdings Ltd.*	14,895	610,844
Carter’s, Inc.	12,766	899,747
Deckers Outdoor Corp.*	3,022	771,668

		2,282,259

Thrifts & Mortgage Finance — 1.4%
MGIC Investment Corp.	128,915	1,624,329
NMI Holdings, Inc. (Class A Stock)*	48,102	800,898
Walker & Dunlop, Inc.	13,922	1,341,246

		3,766,473

Trading Companies & Distributors — 1.0%
Beacon Roofing Supply, Inc.*	26,548	1,363,505
WESCO International, Inc.*	11,699	1,252,963

		2,616,468

Water Utilities — 0.4%
SJW Group	15,711	980,523

Wireless Telecommunication Services — 0.3%
Telephone & Data Systems, Inc.	52,914	835,512

TOTAL COMMON STOCKS (cost $249,318,564)		258,560,919

EXCHANGE-TRADED FUND — 1.2%
iShares Russell 2000 Value ETF(a)	22,900	3,117,835

(cost $3,210,636)

TOTAL LONG-TERM INVESTMENTS (cost $252,529,200)		261,678,754

SHORT-TERM INVESTMENTS — 12.1%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	3,373,102	3,373,102

	Shares	Value
AFFILIATED MUTUAL FUNDS (continued)
PGIM Institutional Money Market Fund (cost $28,566,690; includes $28,537,718 of cash collateral for securities on loan)(b)(wa)	28,599,114	$28,573,375

TOTAL SHORT-TERM INVESTMENTS (cost $31,939,792)		31,946,477

TOTAL INVESTMENTS—110.7% (cost $284,468,992)		293,625,231
Liabilities in excess of other assets — (10.7)%		(28,275,862)

NET ASSETS — 100.0%		$265,349,369

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $27,870,193; cash collateral of $28,537,718 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$3,845,303	$—	$—
Airlines	1,119,117	—	—
Auto Components	967,092	—	—
Banks	49,885,346	—	—
Beverages	2,258,410	—	—
Biotechnology	10,421,828	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A234

PSF SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Building Products	$ 1,624,638	$—	$—
Capital Markets	2,166,230	—	—
Chemicals	4,424,053	—	—
Commercial Services & Supplies	3,730,530	—	—
Communications Equipment	1,065,425	—	—
Construction & Engineering	4,946,773	—	—
Construction Materials	967,653	—	—
Consumer Finance	1,194,906	—	—
Diversified Consumer Services	1,262,259	—	—
Diversified Financial Services	201,528	—	—
Diversified Telecommunication Services	1,146,557	—	—
Electric Utilities	6,773,580	—	—
Electronic Equipment, Instruments & Components	6,233,151	—	—
Energy Equipment & Services	4,727,348	—	—
Equity Real Estate Investment Trusts (REITs)	24,576,492	—	—
Food & Staples Retailing	2,977,983	—	—
Food Products	4,231,187	—	—
Gas Utilities	4,828,901	—	—
Health Care Equipment & Supplies	6,829,396	—	—
Health Care Providers & Services	3,947,639	—	—
Health Care Technology	2,138,665	—	—
Hotels, Restaurants & Leisure	6,999,705	—	—
Household Durables	3,096,823	—	—
Independent Power & Renewable Electricity Producers	1,430,250	—	—
Insurance	7,599,596	—	—
Interactive Media & Services	977,987	—	—
IT Services	1,729,177	—	—
Leisure Products	1,277,693	—	—
Life Sciences Tools & Services	1,099,449	—	—
Machinery	10,216,176	—	—
Media	6,184,487	—	—
Metals & Mining	4,983,235	—	—
Mortgage Real Estate Investment Trusts (REITs)	5,026,686	—	—
Multiline Retail	631,179	—	—
Oil, Gas & Consumable Fuels	8,359,456	—	—
Personal Products	846,509	—	—
Professional Services	8,265,649	—	—
Real Estate Management & Development	3,443,231	—	—
Road & Rail	1,707,396	—	—
Semiconductors & Semiconductor Equipment	4,299,574	—	—
Software	5,965,169	—	—
Specialty Retail	5,051,549	—	—
Technology Hardware, Storage & Peripherals	396,718	—	—
Textiles, Apparel & Luxury Goods	2,282,259	—	—
Thrifts & Mortgage Finance	3,766,473	—	—
Trading Companies & Distributors	2,616,468	—	—
Water Utilities	980,523	—	—
Wireless Telecommunication Services	835,512	—	—
Exchange-Traded Fund	3,117,835	—	—
Short-Term Investments
Affiliated Mutual Funds	31,946,477	—	—

Total	$293,625,231	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A235

PSF SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Banks	18.8%
Affiliated Mutual Funds (10.8% represents investments purchased with collateral from securities on loan)	12.1
Equity Real Estate Investment Trusts (REITs)	9.3
Biotechnology	3.9
Machinery	3.8
Oil, Gas & Consumable Fuels	3.2
Professional Services	3.1
Insurance	2.9
Hotels, Restaurants & Leisure	2.6
Health Care Equipment & Supplies	2.6
Electric Utilities	2.6
Electronic Equipment, Instruments & Components	2.3
Media	2.3
Software	2.2
Specialty Retail	1.9
Mortgage Real Estate Investment Trusts (REITs)	1.9
Metals & Mining	1.9
Construction & Engineering	1.9
Gas Utilities	1.8
Energy Equipment & Services	1.8
Chemicals	1.7
Semiconductors & Semiconductor Equipment	1.6
Food Products	1.6
Health Care Providers & Services	1.5
Aerospace & Defense	1.4
Thrifts & Mortgage Finance	1.4
Commercial Services & Supplies	1.4
Real Estate Management & Development	1.3
Household Durables	1.2
Exchange-Traded Fund	1.2

Food & Staples Retailing	1.1%
Trading Companies & Distributors	1.0
Textiles, Apparel & Luxury Goods	0.9
Beverages	0.9
Capital Markets	0.8
Health Care Technology	0.8
IT Services	0.7
Road & Rail	0.6
Building Products	0.6
Independent Power & Renewable Electricity Producers	0.5
Leisure Products	0.5
Diversified Consumer Services	0.5
Consumer Finance	0.4
Diversified Telecommunication Services	0.4
Airlines	0.4
Life Sciences Tools & Services	0.4
Communications Equipment	0.4
Water Utilities	0.4
Interactive Media & Services	0.4
Construction Materials	0.4
Auto Components	0.4
Personal Products	0.3
Wireless Telecommunication Services	0.3
Multiline Retail	0.2
Technology Hardware, Storage & Peripherals	0.1
Diversified Financial Services	0.1

110.7
Liabilities in excess of other assets	(10.7)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:
Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$27,870,193	$(27,870,193)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A236

PSF SMALL-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value, including securities on loan of $27,870,193:
Unaffiliated investments (cost $252,529,200)	$261,678,754
Affiliated investments (cost $31,939,792)	31,946,477
Receivable for investments sold	1,789,761
Dividends receivable	332,484
Receivable for Portfolio shares sold	26,787
Tax reclaim receivable	5,380
Prepaid expenses	423

Total Assets	295,780,066

LIABILITIES
Payable to broker for collateral for securities on loan	28,537,718
Payable for investments purchased	1,552,489
Management fee payable	206,640
Accrued expenses and other liabilities	99,594
Payable for Portfolio shares purchased	27,891
Payable to affiliate	5,380
Affiliated transfer agent fee payable	980
Trustees’ fees payable	5

Total Liabilities	30,430,697

NET ASSETS	$265,349,369

Net assets were comprised of:
Partners’ Equity	$265,349,369

Net asset value and redemption price per share, $265,349,369 / 8,999,427 outstanding shares of beneficial interest	$29.49

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $3,847 foreign withholding tax, of which $484 is reimbursable by an affiliate)	$2,371,812
Income from securities lending, net (including affiliated income of $17,638)	24,457
Affiliated dividend income	14,803

Total income	2,411,072

EXPENSES
Management fee	1,337,360
Custodian and accounting fees	33,703
Shareholders’ reports	19,421
Audit fee	12,447
Legal fees and expenses	9,813
Trustees’ fees	6,345
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	8,959

Total expenses	1,433,345

NET INVESTMENT INCOME (LOSS)	977,727

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $(5,756))	1,838,593

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,791)	(60,254,353)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(58,415,760)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(57,438,033)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$977,727	$496,790
Net realized gain (loss) on investment transactions	1,838,593	55,333,818
Net change in unrealized appreciation (depreciation) on investments	(60,254,353)	9,827,069

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(57,438,033)	65,657,677

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [342,665 and 1,189,991 shares, respectively]	11,411,525	39,680,214
Portfolio shares purchased [294,321 and 847,439 shares, respectively]	(9,977,024)	(28,411,729)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	1,434,501	11,268,485

TOTAL INCREASE (DECREASE)	(56,003,532)	76,926,162
NET ASSETS:
Beginning of period	321,352,901	244,426,739

End of period	$265,349,369	$321,352,901

SEE NOTES TO FINANCIAL STATEMENTS.

A237

PSF SMALL-CAP VALUE PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019	2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$35.90		$28.39	$27.86	$22.69	$26.32		$23.46

Income (Loss) From Investment Operations:
Net investment income (loss)	0.11		0.06	0.14	0.20	0.13		0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(6.52)		7.45	0.39	4.97	(3.76)		2.74

Total from investment operations	(6.41)		7.51	0.53	5.17	(3.63)		2.86

Capital Contributions	—		—	—	—	—	(b)(c)	—

Net Asset Value, end of period	$29.49		$35.90	$28.39	$27.86	$22.69		$26.32

Total Return(d)	(17.86)%		26.45%	1.90%	22.79%	(13.79	)%(e)	12.19%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$265		$321	$244	$221	$180		$214
Average net assets (in millions)	$300		$295	$188	$207	$211		$208
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.96	%(g)	0.96%	1.03%	1.01%	0.99%		1.01%
Expenses before waivers and/or expense reimbursement	0.96	%(g)	0.96%	1.03%	1.02%	1.00%		1.02%
Net investment income (loss)	0.66	%(g)	0.17%	0.61%	0.76%	0.48%		0.51%
Portfolio turnover rate(h)	35%		71%	69%	56%	58%		62%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A238

PSF STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS — 97.3%
Aerospace & Defense — 1.7%
Boeing Co. (The)*	98,136	$13,417,154
General Dynamics Corp.(a)	40,660	8,996,025
Howmet Aerospace, Inc.	67,292	2,116,333
Huntington Ingalls Industries, Inc.	7,200	1,568,304
L3Harris Technologies, Inc.	34,080	8,237,136
Lockheed Martin Corp.	41,808	17,975,768
Northrop Grumman Corp.(a)	25,766	12,330,835
Raytheon Technologies Corp.(a)	262,448	25,223,877
Textron, Inc.	37,950	2,317,607
TransDigm Group, Inc.*	9,150	4,910,530

		97,093,569

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.(a)	22,500	2,280,825
Expeditors International of Washington, Inc.	29,700	2,894,562
FedEx Corp.	42,140	9,553,559
United Parcel Service, Inc. (Class B Stock)	129,700	23,675,438

		38,404,384

Airlines — 0.2%
Alaska Air Group, Inc.*	21,900	877,095
American Airlines Group, Inc.*(a)	114,700	1,454,396
Delta Air Lines, Inc.*	113,200	3,279,404
Southwest Airlines Co.*	104,837	3,786,712
United Airlines Holdings, Inc.*	57,700	2,043,734

		11,441,341

Auto Components — 0.1%
Aptiv PLC*	47,900	4,266,453
BorgWarner, Inc.(a)	41,600	1,388,192

		5,654,645
Automobiles — 2.0%
Ford Motor Co.	697,059	7,758,267
General Motors Co.*	257,400	8,175,024
Tesla, Inc.*	148,210	99,807,578

		115,740,869

Banks — 3.6%
Bank of America Corp.	1,251,532	38,960,191
Citigroup, Inc.	342,822	15,766,384
Citizens Financial Group, Inc.	86,900	3,101,461
Comerica, Inc.(a)	23,250	1,706,085
Fifth Third Bancorp(a)	121,149	4,070,606
First Republic Bank	31,600	4,556,720
Huntington Bancshares, Inc.	254,675	3,063,740
JPMorgan Chase & Co.	518,795	58,421,505
KeyCorp(a)	163,000	2,808,490
M&T Bank Corp.(a)	31,661	5,046,447
PNC Financial Services Group, Inc. (The)	73,043	11,523,994
Regions Financial Corp.(a)	166,412	3,120,225
Signature Bank	11,100	1,989,231
SVB Financial Group*	10,490	4,143,445
Truist Financial Corp.	235,126	11,152,026

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
U.S. Bancorp	238,681	$10,984,100
Wells Fargo & Co.	669,076	26,207,707
Zions Bancorp NA	26,700	1,359,030

		207,981,387

Beverages — 1.8%
Brown-Forman Corp. (Class B Stock)	32,025	2,246,874
Coca-Cola Co. (The)	688,650	43,322,972
Constellation Brands, Inc. (Class A Stock)	28,800	6,712,128
Keurig Dr. Pepper, Inc.(a)	130,200	4,607,778
Molson Coors Beverage Co. (Class B Stock)(a)	33,400	1,820,634
Monster Beverage Corp.*	66,200	6,136,740
PepsiCo, Inc.	244,244	40,705,705

		105,552,831

Biotechnology — 2.2%
AbbVie, Inc.	312,089	47,799,551
Amgen, Inc.	94,394	22,966,060
Biogen, Inc.*	25,955	5,293,263
Gilead Sciences, Inc.	221,400	13,684,734
Incyte Corp.*(a)	33,300	2,529,801
Moderna, Inc.*	61,100	8,728,135
Regeneron Pharmaceuticals, Inc.*	19,070	11,272,849
Vertex Pharmaceuticals, Inc.*	45,160	12,725,637

		125,000,030

Building Products — 0.4%
A.O. Smith Corp.(a)	23,500	1,284,980
Allegion PLC	15,833	1,550,051
Carrier Global Corp.	150,267	5,358,521
Fortune Brands Home & Security, Inc.	23,100	1,383,228
Johnson Controls International PLC	123,415	5,909,110
Masco Corp.(a)	42,130	2,131,778
Trane Technologies PLC	41,300	5,363,631

		22,981,299

Capital Markets — 2.8%
Ameriprise Financial, Inc.(a)	19,450	4,622,876
Bank of New York Mellon Corp. (The)	131,249	5,474,396
BlackRock, Inc.	25,140	15,311,265
Cboe Global Markets, Inc.	18,800	2,127,972
Charles Schwab Corp. (The)	266,200	16,818,516
CME Group, Inc.	63,560	13,010,732
FactSet Research Systems, Inc.	6,700	2,576,619
Franklin Resources, Inc.(a)	48,900	1,139,859
Goldman Sachs Group, Inc. (The)	60,670	18,020,203
Intercontinental Exchange, Inc.	98,690	9,280,808
Invesco Ltd.	59,200	954,896
MarketAxess Holdings, Inc.	6,800	1,740,868
Moody’s Corp.	28,470	7,742,986
Morgan Stanley	247,078	18,792,753
MSCI, Inc.	14,380	5,926,717
Nasdaq, Inc.	20,400	3,111,816
Northern Trust Corp.	36,500	3,521,520
Raymond James Financial, Inc.	34,150	3,053,351
S&P Global, Inc.	61,446	20,710,989

SEE NOTES TO FINANCIAL STATEMENTS.

A239

PSF STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (cont’d.)
State Street Corp.	64,775	$3,993,379
T. Rowe Price Group, Inc.(a)	40,300	4,578,483

		162,511,004

Chemicals — 1.7%
Air Products & Chemicals, Inc.	39,150	9,414,792
Albemarle Corp.	20,700	4,325,886
Celanese Corp.	19,100	2,246,351
CF Industries Holdings, Inc.	36,800	3,154,864
Corteva, Inc.	128,356	6,949,194
Dow, Inc.	128,522	6,633,020
DuPont de Nemours, Inc.	90,056	5,005,312
Eastman Chemical Co.	22,700	2,037,779
Ecolab, Inc.	43,900	6,750,064
FMC Corp.	22,250	2,380,973
International Flavors & Fragrances, Inc.	44,840	5,341,341
Linde PLC (United Kingdom)(a)	88,900	25,561,417
LyondellBasell Industries NV (Class A Stock)	45,900	4,014,414
Mosaic Co. (The)	63,900	3,017,997
PPG Industries, Inc.	41,900	4,790,846
Sherwin-Williams Co. (The)	42,300	9,471,393

		101,095,643

Commercial Services & Supplies — 0.5%
Cintas Corp.	15,500	5,789,715
Copart, Inc.*	37,850	4,112,781
Republic Services, Inc.	36,835	4,820,597
Rollins, Inc.(a)	39,825	1,390,689
Waste Management, Inc.	67,530	10,330,739

		26,444,521

Communications Equipment — 0.8%
Arista Networks, Inc.*	39,600	3,712,104
Cisco Systems, Inc.	733,275	31,266,846
F5, Inc.*	10,650	1,629,876
Juniper Networks, Inc.(a)	57,400	1,635,900
Motorola Solutions, Inc.	29,527	6,188,859

		44,433,585

Construction & Engineering — 0.1%
Quanta Services, Inc.(a)	25,400	3,183,636

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	11,000	3,291,640
Vulcan Materials Co.	23,400	3,325,140

		6,616,780

Consumer Finance — 0.5%
American Express Co.	107,650	14,922,443
Capital One Financial Corp.	69,369	7,227,556
Discover Financial Services	49,605	4,691,641
Synchrony Financial	88,530	2,445,199

		29,286,839

Containers & Packaging — 0.3%
Amcor PLC(a)	266,300	3,310,109
Avery Dennison Corp.	14,400	2,330,928
Ball Corp.	56,900	3,913,013

	Shares	Value
COMMON STOCKS (continued)
Containers & Packaging (cont’d.)
International Paper Co.	65,467	$2,738,485
Packaging Corp. of America	16,700	2,296,250
Sealed Air Corp.	26,020	1,501,874
Westrock Co.	44,961	1,791,246

		17,881,905

Distributors — 0.1%
Genuine Parts Co.(a)	25,225	3,354,925
LKQ Corp.	45,900	2,253,231
Pool Corp.	7,120	2,500,758

		8,108,914

Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc. (Class B Stock)*	319,510	87,232,620

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	1,263,671	26,486,544
Lumen Technologies, Inc.(a)	164,243	1,791,891
Verizon Communications, Inc.	741,288	37,620,366

		65,898,801

Electric Utilities — 1.9%
Alliant Energy Corp.	44,300	2,596,423
American Electric Power Co., Inc.(a)	90,640	8,696,002
Constellation Energy Corp.	57,524	3,293,824
Duke Energy Corp.(a)	135,948	14,574,985
Edison International(a)	67,300	4,256,052
Entergy Corp.(a)	35,900	4,043,776
Evergy, Inc.	40,200	2,623,050
Eversource Energy	60,900	5,144,223
Exelon Corp.(a)	173,073	7,843,669
FirstEnergy Corp.	100,780	3,868,944
NextEra Energy, Inc.	346,800	26,863,128
NRG Energy, Inc.	41,900	1,599,323
Pinnacle West Capital Corp.(a)	19,600	1,433,152
PPL Corp.	129,900	3,524,187
Southern Co. (The)	187,600	13,377,756
Xcel Energy, Inc.	96,195	6,806,758

		110,545,252

Electrical Equipment — 0.5%
AMETEK, Inc.	40,800	4,483,512
Eaton Corp. PLC(a)	70,511	8,883,681
Emerson Electric Co.	104,900	8,343,746
Generac Holdings, Inc.*(a)	11,300	2,379,554
Rockwell Automation, Inc.	20,620	4,109,772

		28,200,265

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. (Class A Stock)	105,400	6,785,652
CDW Corp.	24,000	3,781,440
Corning, Inc.(a)	133,500	4,206,585
Keysight Technologies, Inc.*	32,300	4,452,555
TE Connectivity Ltd. (Switzerland)	56,900	6,438,235
Teledyne Technologies, Inc.*	8,279	3,105,536
Trimble, Inc.*	43,900	2,556,297

SEE NOTES TO FINANCIAL STATEMENTS.

A240

PSF STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Zebra Technologies Corp. (Class A Stock)*	9,380	$2,757,251

		34,083,551

Energy Equipment & Services — 0.3%
Baker Hughes Co.(a)	165,148	4,767,823
Halliburton Co.	159,200	4,992,512
Schlumberger NV(a)	249,498	8,922,048

		18,682,383

Entertainment — 1.2%
Activision Blizzard, Inc.	138,400	10,775,824
Electronic Arts, Inc.	49,700	6,046,005
Live Nation Entertainment, Inc.*(a)	24,200	1,998,436
Netflix, Inc.*	78,490	13,725,546
Take-Two Interactive Software, Inc.*	27,950	3,424,714
Walt Disney Co. (The)*	321,522	30,351,677
Warner Bros Discovery, Inc.*	388,408	5,212,435

		71,534,637

Equity Real Estate Investment Trusts (REITs) — 2.8%
Alexandria Real Estate Equities, Inc.(a)	26,280	3,811,388
American Tower Corp.	82,100	20,983,939
AvalonBay Communities, Inc.	24,768	4,811,184
Boston Properties, Inc.	25,100	2,233,398
Camden Property Trust	18,800	2,528,224
Crown Castle International Corp.	76,450	12,872,651
Digital Realty Trust, Inc.(a)	50,300	6,530,449
Duke Realty Corp.	67,900	3,731,105
Equinix, Inc.	16,075	10,561,596
Equity Residential	60,400	4,362,088
Essex Property Trust, Inc.	11,670	3,051,822
Extra Space Storage, Inc.	23,700	4,031,844
Federal Realty OP LP	12,700	1,215,898
Healthpeak Properties, Inc.	94,400	2,445,904
Host Hotels & Resorts, Inc.	124,926	1,958,840
Iron Mountain, Inc.(a)	50,730	2,470,044
Kimco Realty Corp.(a)	108,300	2,141,091
Mid-America Apartment Communities, Inc.	20,300	3,545,801
Prologis, Inc.	130,728	15,380,149
Public Storage	26,950	8,426,456
Realty Income Corp.(a)	106,200	7,249,212
Regency Centers Corp.	27,400	1,625,094
SBA Communications Corp.	19,130	6,122,556
Simon Property Group, Inc.	58,011	5,506,404
UDR, Inc.(a)	52,500	2,417,100
Ventas, Inc.	70,604	3,631,164
VICI Properties, Inc.(a)	170,000	5,064,300
Vornado Realty Trust	28,057	802,150
Welltower, Inc.(a)	80,200	6,604,470
Weyerhaeuser Co.	131,430	4,352,962

		160,469,283

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	78,312	37,533,375
Kroger Co. (The)(a)	115,800	5,480,814
Sysco Corp.(a)	89,900	7,615,429

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing (cont’d.)
Walgreens Boots Alliance, Inc.	126,600	$4,798,140
Walmart, Inc.	248,000	30,151,840

		85,579,598

Food Products — 1.1%
Archer-Daniels-Midland Co.	99,338	7,708,629
Campbell Soup Co.(a)	35,800	1,720,190
Conagra Brands, Inc.	84,000	2,876,160
General Mills, Inc.(a)	106,000	7,997,700
Hershey Co. (The)	25,900	5,572,644
Hormel Foods Corp.	49,600	2,349,056
J.M. Smucker Co. (The)(a)	19,000	2,432,190
Kellogg Co.(a)	44,950	3,206,733
Kraft Heinz Co. (The)	125,337	4,780,353
Lamb Weston Holdings, Inc.(a)	25,700	1,836,522
McCormick & Co., Inc.(a)	43,900	3,654,675
Mondelez International, Inc. (Class A Stock)	244,411	15,175,479
Tyson Foods, Inc. (Class A Stock)	51,600	4,440,696

		63,751,027

Gas Utilities — 0.0%
Atmos Energy Corp.(a)	24,600	2,757,660

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	309,125	33,586,431
ABIOMED, Inc.*	8,000	1,980,080
Align Technology, Inc.*	12,920	3,057,776
Baxter International, Inc.	89,000	5,716,470
Becton, Dickinson & Co.	50,299	12,400,212
Boston Scientific Corp.*	252,349	9,405,047
Cooper Cos., Inc. (The)	8,780	2,749,194
DENTSPLY SIRONA, Inc.	38,200	1,364,886
Dexcom, Inc.*	69,320	5,166,420
Edwards Lifesciences Corp.*	109,550	10,417,110
Hologic, Inc.*	44,250	3,066,525
IDEXX Laboratories, Inc.*	14,880	5,218,862
Intuitive Surgical, Inc.*	63,380	12,721,000
Medtronic PLC	236,928	21,264,288
ResMed, Inc.	25,900	5,429,417
STERIS PLC	17,700	3,648,855
Stryker Corp.	59,470	11,830,367
Teleflex, Inc.	8,350	2,052,848
Zimmer Biomet Holdings, Inc.	37,086	3,896,255

		154,972,043

Health Care Providers & Services — 3.4%
AmerisourceBergen Corp.(a)	26,600	3,763,368
Cardinal Health, Inc.	48,175	2,518,107
Centene Corp.*	103,368	8,745,966
Cigna Corp.	56,032	14,765,553
CVS Health Corp.	231,599	21,459,963
DaVita, Inc.*(a)	11,000	879,560
Elevance Health, Inc.(a)	42,560	20,538,605
HCA Healthcare, Inc.	40,200	6,756,012
Henry Schein, Inc.*	24,300	1,864,782
Humana, Inc.	22,350	10,461,365
Laboratory Corp. of America Holdings	16,400	3,843,504
McKesson Corp.	25,707	8,385,880

SEE NOTES TO FINANCIAL STATEMENTS.

A241

PSF STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
Molina Healthcare, Inc.*	10,500	$2,935,905
Quest Diagnostics, Inc.(a)	20,800	2,765,984
UnitedHealth Group, Inc.(a)	165,730	85,123,900
Universal Health Services, Inc. (Class B Stock)(a)	11,900	1,198,449

		196,006,903

Hotels, Restaurants & Leisure — 1.8%
Booking Holdings, Inc.*	7,170	12,540,258
Caesars Entertainment, Inc.*(a)	37,600	1,440,080
Carnival Corp.*(a)	140,700	1,217,055
Chipotle Mexican Grill, Inc.*	4,945	6,464,401
Darden Restaurants, Inc.(a)	22,000	2,488,640
Domino’s Pizza, Inc.	6,400	2,494,144
Expedia Group, Inc.*	26,700	2,531,961
Hilton Worldwide Holdings, Inc.	49,100	5,471,704
Las Vegas Sands Corp.*(a)	60,700	2,038,913
Marriott International, Inc. (Class A Stock)	48,573	6,606,414
McDonald’s Corp.	130,660	32,257,341
MGM Resorts International	62,400	1,806,480
Norwegian Cruise Line Holdings Ltd.*(a)	72,700	808,424
Penn National Gaming, Inc.*(a)	28,800	876,096
Royal Caribbean Cruises Ltd.*(a)	39,200	1,368,472
Starbucks Corp.	202,300	15,453,697
Wynn Resorts Ltd.*(a)	18,400	1,048,432
Yum! Brands, Inc.	50,400	5,720,904

		102,633,416

Household Durables — 0.3%
D.R. Horton, Inc.(a)	57,000	3,772,830
Garmin Ltd.	26,700	2,623,275
Lennar Corp. (Class A Stock)	45,900	3,239,163
Mohawk Industries, Inc.*(a)	9,100	1,129,219
Newell Brands, Inc.(a)	65,749	1,251,861
NVR, Inc.*	550	2,202,277
PulteGroup, Inc.	41,985	1,663,866
Whirlpool Corp.(a)	9,967	1,543,589

		17,426,080

Household Products — 1.5%
Church & Dwight Co., Inc.(a)	42,800	3,965,848
Clorox Co. (The)(a)	21,700	3,059,266
Colgate-Palmolive Co.	148,100	11,868,734
Kimberly-Clark Corp.	59,638	8,060,076
Procter & Gamble Co. (The)	423,876	60,949,130

		87,903,054

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	118,000	2,479,180

Industrial Conglomerates — 0.8%
3M Co.	100,570	13,014,764
General Electric Co.	194,455	12,380,950
Honeywell International, Inc.	120,250	20,900,652

		46,296,366

	Shares	Value
COMMON STOCKS (continued)
Insurance — 2.1%
Aflac, Inc.(a)	104,600	$5,787,518
Allstate Corp. (The)	48,628	6,162,627
American International Group, Inc.	139,829	7,149,457
Aon PLC (Class A Stock)	37,525	10,119,742
Arthur J. Gallagher & Co.	37,050	6,040,632
Assurant, Inc.	9,600	1,659,360
Brown & Brown, Inc.	41,100	2,397,774
Chubb Ltd.	74,830	14,710,081
Cincinnati Financial Corp.(a)	26,428	3,144,403
Everest Re Group Ltd.(a)	7,100	1,989,988
Globe Life, Inc.(a)	16,175	1,576,577
Hartford Financial Services Group, Inc. (The)	58,100	3,801,483
Lincoln National Corp.(a)	28,563	1,335,892
Loews Corp.	34,326	2,034,159
Marsh & McLennan Cos., Inc.	88,600	13,755,150
MetLife, Inc.	122,080	7,665,403
Principal Financial Group, Inc.(a)	41,500	2,771,785
Progressive Corp. (The)(a)	103,300	12,010,691
Prudential Financial, Inc.(a)	66,000	6,314,880
Travelers Cos., Inc. (The)	42,448	7,179,230
W.R. Berkley Corp.	36,900	2,518,794
Willis Towers Watson PLC(a)	19,700	3,888,583

		124,014,209

Interactive Media & Services — 5.1%
Alphabet, Inc. (Class A Stock)*	53,119	115,760,112
Alphabet, Inc. (Class C Stock)*	48,705	106,539,752
Match Group, Inc.*	50,400	3,512,376
Meta Platforms, Inc. (Class A Stock)*	405,120	65,325,600
Twitter, Inc.*	134,700	5,036,433

		296,174,273

Internet & Direct Marketing Retail — 2.9%
Amazon.com, Inc.*	1,545,300	164,126,313
eBay, Inc.	98,800	4,116,996
Etsy, Inc.*(a)	22,200	1,625,262

		169,868,571

IT Services — 4.3%
Accenture PLC (Class A Stock)	111,850	31,055,152
Akamai Technologies, Inc.*(a)	28,500	2,602,905
Automatic Data Processing, Inc.	73,910	15,524,056
Broadridge Financial Solutions, Inc.	20,700	2,950,785
Cognizant Technology Solutions Corp. (Class A Stock)	92,300	6,229,327
DXC Technology Co.*	43,950	1,332,125
EPAM Systems, Inc.*	10,140	2,989,069
Fidelity National Information Services, Inc.	107,800	9,882,026
Fiserv, Inc.*	102,700	9,137,219
FleetCor Technologies, Inc.*	13,700	2,878,507
Gartner, Inc.*	14,250	3,446,078
Global Payments, Inc.	49,913	5,522,374
International Business Machines Corp.(a)	158,825	22,424,502
Jack Henry & Associates, Inc.	12,950	2,331,259
Mastercard, Inc. (Class A Stock)	151,650	47,842,542

SEE NOTES TO FINANCIAL STATEMENTS.

A242

PSF STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (cont’d.)
Paychex, Inc.	56,550	$6,439,349
PayPal Holdings, Inc.*	204,400	14,275,296
VeriSign, Inc.*	16,800	2,811,144
Visa, Inc. (Class A Stock)(a)	290,700	57,235,923

		246,909,638

Leisure Products — 0.0%
Hasbro, Inc.(a)	22,950	1,879,146

Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	52,782	6,268,918
Bio-Rad Laboratories, Inc. (Class A Stock)*	3,860	1,910,700
Bio-Techne Corp.	7,030	2,436,879
Charles River Laboratories International, Inc.*	9,100	1,947,127
Danaher Corp.	114,400	29,002,688
Illumina, Inc.*	27,810	5,127,052
IQVIA Holdings, Inc.*	33,500	7,269,165
Mettler-Toledo International, Inc.*	4,010	4,606,568
PerkinElmer, Inc.(a)	22,300	3,171,506
Thermo Fisher Scientific, Inc.	69,100	37,540,648
Waters Corp.*	10,750	3,558,035
West Pharmaceutical Services, Inc.	13,200	3,991,284

		106,830,570

Machinery — 1.5%
Caterpillar, Inc.	94,150	16,830,254
Cummins, Inc.	25,050	4,847,926
Deere & Co.	49,350	14,778,844
Dover Corp.	25,400	3,081,528
Fortive Corp.	62,800	3,415,064
IDEX Corp.(a)	13,400	2,433,842
Illinois Tool Works, Inc.(a)	50,075	9,126,169
Ingersoll Rand, Inc.	71,337	3,001,861
Nordson Corp.	9,600	1,943,424
Otis Worldwide Corp.	74,583	5,270,781
PACCAR, Inc.	61,428	5,057,982
Parker-Hannifin Corp.	22,687	5,582,136
Pentair PLC(a)	28,907	1,323,073
Snap-on, Inc.(a)	9,550	1,881,637
Stanley Black & Decker, Inc.	26,635	2,792,946
Westinghouse Air Brake Technologies Corp.(a)	32,212	2,643,961
Xylem, Inc.	31,600	2,470,488

		86,481,916

Media — 0.9%
Charter Communications, Inc. (Class A Stock)*(a)	20,450	9,581,438
Comcast Corp. (Class A Stock)	789,092	30,963,970
DISH Network Corp. (Class A Stock)*(a)	43,175	774,128
Fox Corp. (Class A Stock)(a)	55,566	1,787,003
Fox Corp. (Class B Stock)	25,766	765,250
Interpublic Group of Cos., Inc. (The)	69,162	1,904,030
News Corp. (Class A Stock)	67,925	1,058,271
News Corp. (Class B Stock)	21,400	340,046
Omnicom Group, Inc.	36,700	2,334,487

	Shares	Value
COMMON STOCKS (continued)
Media (cont’d.)
Paramount Global (Class B Stock)(a)	107,466	$2,652,261

		52,160,884

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	255,812	7,485,059
Newmont Corp.(a)	140,103	8,359,946
Nucor Corp.(a)	47,000	4,907,270

		20,752,275

Multiline Retail — 0.5%
Dollar General Corp.(a)	40,400	9,915,776
Dollar Tree, Inc.*	39,647	6,178,985
Target Corp.	81,668	11,533,972

		27,628,733

Multi-Utilities — 0.9%
Ameren Corp.	45,300	4,093,308
CenterPoint Energy, Inc.	111,210	3,289,592
CMS Energy Corp.	51,200	3,456,000
Consolidated Edison, Inc.	62,300	5,924,730
Dominion Energy, Inc.	143,240	11,431,984
DTE Energy Co.	34,100	4,322,175
NiSource, Inc.	71,650	2,112,958
Public Service Enterprise Group, Inc.	88,600	5,606,608
Sempra Energy	55,554	8,348,100
WEC Energy Group, Inc.	55,576	5,593,169

		54,178,624

Oil, Gas & Consumable Fuels — 3.9%
APA Corp.	59,750	2,085,275
Chevron Corp.	346,859	50,218,246
ConocoPhillips	228,361	20,509,101
Coterra Energy, Inc.(a)	143,100	3,690,549
Devon Energy Corp.(a)	108,400	5,973,924
Diamondback Energy, Inc.	29,500	3,573,925
EOG Resources, Inc.(a)	103,400	11,419,496
Exxon Mobil Corp.	744,004	63,716,503
Hess Corp.	48,675	5,156,630
Kinder Morgan, Inc.	344,243	5,769,513
Marathon Oil Corp.	124,894	2,807,617
Marathon Petroleum Corp.	95,487	7,849,986
Occidental Petroleum Corp.(a)	157,128	9,251,697
ONEOK, Inc.	78,840	4,375,620
Phillips 66	84,964	6,966,198
Pioneer Natural Resources Co.	39,700	8,856,276
Valero Energy Corp.(a)	71,900	7,641,532
Williams Cos., Inc. (The)(a)	215,000	6,710,150

		226,572,238

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	41,000	10,441,470

Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.	376,090	28,958,930
Catalent, Inc.*(a)	31,800	3,411,822
Eli Lilly & Co.	139,400	45,197,662
Johnson & Johnson	464,746	82,497,062
Merck & Co., Inc.	446,403	40,698,562

SEE NOTES TO FINANCIAL STATEMENTS.

A243

PSF STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Organon & Co.(a)	44,790	$1,511,663
Pfizer, Inc.	991,023	51,959,336
Viatris, Inc.	213,994	2,240,517
Zoetis, Inc.	83,100	14,284,059

		270,759,613

Professional Services — 0.3%
Equifax, Inc.	21,650	3,957,187
Jacobs Engineering Group, Inc.	22,800	2,898,564
Leidos Holdings, Inc.	24,350	2,452,288
Nielsen Holdings PLC	63,100	1,465,182
Robert Half International, Inc.	19,500	1,460,355
Verisk Analytics, Inc.	27,900	4,829,211

		17,062,787

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	57,700	4,247,297

Road & Rail — 0.9%
CSX Corp.	384,016	11,159,505
J.B. Hunt Transport Services, Inc.	14,800	2,330,556
Norfolk Southern Corp.	42,100	9,568,909
Old Dominion Freight Line, Inc.(a)	16,200	4,151,736
Union Pacific Corp.(a)	110,950	23,663,416

		50,874,122

Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro Devices, Inc.*	286,095	21,877,685
Analog Devices, Inc.	92,594	13,527,057
Applied Materials, Inc.	156,300	14,220,174
Broadcom, Inc.	72,070	35,012,327
Enphase Energy, Inc.*	23,900	4,666,236
Intel Corp.	721,800	27,002,538
KLA Corp.(a)	26,400	8,423,712
Lam Research Corp.	24,500	10,440,675
Microchip Technology, Inc.	98,200	5,703,456
Micron Technology, Inc.(a)	197,200	10,901,216
Monolithic Power Systems, Inc.	7,800	2,995,512
NVIDIA Corp.	442,310	67,049,773
NXP Semiconductors NV (China)(a)	46,400	6,868,592
ON Semiconductor Corp.*(a)	76,700	3,858,777
Qorvo, Inc.*(a)	19,286	1,819,055
QUALCOMM, Inc.	197,750	25,260,585
Skyworks Solutions, Inc.	28,600	2,649,504
SolarEdge Technologies, Inc.*(a)	9,800	2,682,064
Teradyne, Inc.	28,600	2,561,130
Texas Instruments, Inc.	162,800	25,014,220

		292,534,288

Software — 8.7%
Adobe, Inc.*	83,595	30,600,786
ANSYS, Inc.*	15,400	3,685,066
Autodesk, Inc.*	38,370	6,598,105
Cadence Design Systems, Inc.*	48,800	7,321,464
Ceridian HCM Holding, Inc.*(a)	24,000	1,129,920
Citrix Systems, Inc.	22,050	2,142,599
Fortinet, Inc.*(a)	117,500	6,648,150
Intuit, Inc.	49,960	19,256,582
Microsoft Corp.	1,320,980	339,267,293

	Shares	Value
COMMON STOCKS (continued)
Software (cont’d.)
NortonLifeLock, Inc.(a)	102,211	$2,244,554
Oracle Corp.	277,895	19,416,524
Paycom Software, Inc.*	8,600	2,409,032
PTC, Inc.*	18,600	1,977,924
Roper Technologies, Inc.(a)	18,700	7,379,955
Salesforce, Inc.*	175,400	28,948,016
ServiceNow, Inc.*(a)	35,410	16,838,163
Synopsys, Inc.*	27,000	8,199,900
Tyler Technologies, Inc.*(a)	7,380	2,453,702

		506,517,735

Specialty Retail — 2.0%
Advance Auto Parts, Inc.(a)	10,760	1,862,448
AutoZone, Inc.*	3,510	7,543,411
Bath & Body Works, Inc.(a)	42,096	1,133,224
Best Buy Co., Inc.(a)	35,725	2,328,913
CarMax, Inc.*(a)	28,500	2,578,680
Home Depot, Inc. (The)	182,469	50,045,773
Lowe’s Cos., Inc.	116,675	20,379,622
O’Reilly Automotive, Inc.*	11,600	7,328,416
Ross Stores, Inc.	62,100	4,361,283
TJX Cos., Inc. (The)	207,300	11,577,705
Tractor Supply Co.	19,900	3,857,615
Ulta Beauty, Inc.*	9,270	3,573,400

		116,570,490

Technology Hardware, Storage & Peripherals — 6.7%
Apple, Inc.	2,715,720	371,293,239
Hewlett Packard Enterprise Co.(a)	228,166	3,025,481
HP, Inc.(a)	185,966	6,095,966
NetApp, Inc.	39,100	2,550,884
Seagate Technology Holdings PLC(a)	35,150	2,511,116
Western Digital Corp.*	55,168	2,473,181

		387,949,867

Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc. (Class B Stock)	224,000	22,892,800
PVH Corp.	12,150	691,335
Ralph Lauren Corp.(a)	8,500	762,025
Tapestry, Inc.	44,500	1,358,140
VF Corp.(a)	57,144	2,524,050

		28,228,350

Tobacco — 0.7%
Altria Group, Inc.	319,600	13,349,692
Philip Morris International, Inc.	273,600	27,015,264

		40,364,956

Trading Companies & Distributors — 0.2%
Fastenal Co.(a)	101,700	5,076,864
United Rentals, Inc.*(a)	12,740	3,094,673
W.W. Grainger, Inc.(a)	7,620	3,462,757

		11,634,294

Water Utilities — 0.1%
American Water Works Co., Inc.	32,150	4,782,956

SEE NOTES TO FINANCIAL STATEMENTS.

A244

PSF STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

		Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.*		104,000	$13,992,160

TOTAL COMMON STOCKS (cost $1,616,438,381)			5,635,276,763

EXCHANGE-TRADED FUNDS — 0.8%
iShares Core S&P 500 ETF		93,800	35,564,270
SPDR S&P 500 ETF Trust(a)		27,750	10,468,687

TOTAL EXCHANGE-TRADED FUNDS (cost $42,138,949)			46,032,957

TOTAL LONG-TERM INVESTMENTS (cost $1,658,577,330)			5,681,309,720

SHORT-TERM INVESTMENTS — 11.2%
AFFILIATED MUTUAL FUNDS — 11.1%
PGIM Core Ultra Short Bond Fund(wa)		102,934,814	102,934,814
PGIM Institutional Money Market Fund (cost $540,768,591; includes $540,381,606 of cash collateral for securities on loan)(b)(wa)		541,387,614	540,900,365

TOTAL AFFILIATED MUTUAL FUNDS (cost $643,703,405)			643,835,179

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills
1.753%	09/15/22	6,300	6,278,867

(cost $6,276,792)

TOTAL SHORT-TERM INVESTMENTS (cost $649,980,197)			650,114,046

TOTAL INVESTMENTS—109.3% (cost $2,308,557,527)			6,331,423,766
Liabilities in excess of other assets(z) — (9.3)%			(537,787,156)

NET ASSETS — 100.0%			$5,793,636,610

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $526,224,305; cash collateral of $540,381,606 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
575	S&P 500 E-Mini Index	Sep. 2022	$108,948,125	$(2,976,519)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
UBS Securities LLC	$—	$6,278,867

SEE NOTES TO FINANCIAL STATEMENTS.

A245

PSF STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$97,093,569	$—	$—
Air Freight & Logistics	38,404,384	—	—
Airlines	11,441,341	—	—
Auto Components	5,654,645	—	—
Automobiles	115,740,869	—	—
Banks	207,981,387	—	—
Beverages	105,552,831	—	—
Biotechnology	125,000,030	—	—
Building Products	22,981,299	—	—
Capital Markets	162,511,004	—	—
Chemicals	101,095,643	—	—
Commercial Services & Supplies	26,444,521	—	—
Communications Equipment	44,433,585	—	—
Construction & Engineering	3,183,636	—	—
Construction Materials	6,616,780	—	—
Consumer Finance	29,286,839	—	—
Containers & Packaging	17,881,905	—	—
Distributors	8,108,914	—	—
Diversified Financial Services	87,232,620	—	—
Diversified Telecommunication Services	65,898,801	—	—
Electric Utilities	110,545,252	—	—
Electrical Equipment	28,200,265	—	—
Electronic Equipment, Instruments & Components	34,083,551	—	—
Energy Equipment & Services	18,682,383	—	—
Entertainment	71,534,637	—	—
Equity Real Estate Investment Trusts (REITs)	160,469,283	—	—
Food & Staples Retailing	85,579,598	—	—
Food Products	63,751,027	—	—
Gas Utilities	2,757,660	—	—
Health Care Equipment & Supplies	154,972,043	—	—
Health Care Providers & Services	196,006,903	—	—
Hotels, Restaurants & Leisure	102,633,416	—	—
Household Durables	17,426,080	—	—
Household Products	87,903,054	—	—
Independent Power & Renewable Electricity Producers	2,479,180	—	—
Industrial Conglomerates	46,296,366	—	—
Insurance	124,014,209	—	—
Interactive Media & Services	296,174,273	—	—
Internet & Direct Marketing Retail	169,868,571	—	—
IT Services	246,909,638	—	—
Leisure Products	1,879,146	—	—
Life Sciences Tools & Services	106,830,570	—	—
Machinery	86,481,916	—	—
Media	52,160,884	—	—
Metals & Mining	20,752,275	—	—
Multiline Retail	27,628,733	—	—
Multi-Utilities	54,178,624	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A246

PSF STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Oil, Gas & Consumable Fuels	$226,572,238	$—	$—
Personal Products	10,441,470	—	—
Pharmaceuticals	270,759,613	—	—
Professional Services	17,062,787	—	—
Real Estate Management & Development	4,247,297	—	—
Road & Rail	50,874,122	—	—
Semiconductors & Semiconductor Equipment	292,534,288	—	—
Software	506,517,735	—	—
Specialty Retail	116,570,490	—	—
Technology Hardware, Storage & Peripherals	387,949,867	—	—
Textiles, Apparel & Luxury Goods	28,228,350	—	—
Tobacco	40,364,956	—	—
Trading Companies & Distributors	11,634,294	—	—
Water Utilities	4,782,956	—	—
Wireless Telecommunication Services	13,992,160	—	—
Exchange-Traded Funds	46,032,957	—	—
Short-Term Investments
Affiliated Mutual Funds	643,835,179	—	—
U.S. Treasury Obligation	—	6,278,867	—

Total	$6,325,144,899	$6,278,867	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(2,976,519)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Affiliated Mutual Funds (9.3% represents investments purchased with collateral from securities on loan)	11.1%
Software	8.7
Technology Hardware, Storage & Peripherals	6.7
Interactive Media & Services	5.1
Semiconductors & Semiconductor Equipment	5.1
Pharmaceuticals	4.7
IT Services	4.3
Oil, Gas & Consumable Fuels	3.9
Banks	3.6
Health Care Providers & Services	3.4
Internet & Direct Marketing Retail	2.9
Capital Markets	2.8
Equity Real Estate Investment Trusts (REITs)	2.8
Health Care Equipment & Supplies	2.7
Biotechnology	2.2
Insurance	2.1
Specialty Retail	2.0
Automobiles	2.0
Electric Utilities	1.9
Life Sciences Tools & Services	1.8
Beverages	1.8
Hotels, Restaurants & Leisure	1.8

Chemicals	1.7%
Aerospace & Defense	1.7
Household Products	1.5
Diversified Financial Services	1.5
Machinery	1.5
Food & Staples Retailing	1.5
Entertainment	1.2
Diversified Telecommunication Services	1.1
Food Products	1.1
Multi-Utilities	0.9
Media	0.9
Road & Rail	0.9
Industrial Conglomerates	0.8
Exchange-Traded Funds	0.8
Communications Equipment	0.8
Tobacco	0.7
Air Freight & Logistics	0.7
Electronic Equipment, Instruments & Components	0.6
Consumer Finance	0.5
Textiles, Apparel & Luxury Goods	0.5
Electrical Equipment	0.5
Multiline Retail	0.5
Commercial Services & Supplies	0.5

SEE NOTES TO FINANCIAL STATEMENTS.

A247

PSF STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification (continued):

Building Products	0.4%
Metals & Mining	0.4
Energy Equipment & Services	0.3
Containers & Packaging	0.3
Household Durables	0.3
Professional Services	0.3
Wireless Telecommunication Services	0.2
Trading Companies & Distributors	0.2
Airlines	0.2
Personal Products	0.2
Distributors	0.1
Construction Materials	0.1
U.S. Treasury Obligation	0.1

Auto Components	0.1%
Water Utilities	0.1
Real Estate Management & Development	0.1
Construction & Engineering	0.1
Gas Utilities	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Leisure Products	0.0	*

	109.3
Liabilities in excess of other assets	(9.3)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	—	$—	Due from/to broker- variation margin futures	$2,976,519	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(23,567,560)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(4,801,429)

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$131,357,458

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A248

PSF STOCK INDEX PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:
Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$526,224,305	$(526,224,305)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A249

PSF STOCK INDEX PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value, including securities on loan of $526,224,305:
Unaffiliated investments (cost $1,664,854,122)	$5,687,588,587
Affiliated investments (cost $643,703,405)	643,835,179
Cash	19,526
Dividends receivable	4,489,541
Receivable for investments sold	763,303
Receivable for Portfolio shares sold	412,541
Tax reclaim receivable	303,707
Prepaid expenses	559,112

Total Assets	6,337,971,496

LIABILITIES
Payable to broker for collateral for securities on loan	540,381,606
Management fee payable	1,390,512
Due to broker-variation margin futures	882,740
Payable for Portfolio shares purchased	827,852
Accrued expenses and other liabilities	542,212
Payable for investments purchased	304,750
Distribution fee payable	4,234
Affiliated transfer agent fee payable	980

Total Liabilities	544,334,886

NET ASSETS	$5,793,636,610

Net assets were comprised of:
Partners’ Equity	$5,793,636,610

Class I:
Net asset value and redemption price per share, $5,773,168,696 / 64,231,259 outstanding shares of beneficial interest	$89.88

Class III:
Net asset value and redemption price per share, $20,467,914 / 228,390 outstanding shares of beneficial interest	$89.62

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$48,548,921
Affiliated dividend income	274,454
Income from securities lending, net (including affiliated income of $109,168)	110,292
Interest income	15,085

Total income	48,948,752

EXPENSES
Management fee	9,105,806
Distribution fee—Class III	23,912
Custodian and accounting fees	167,238
Shareholders’ reports	85,649
Trustees’ fees	50,738
Legal fees and expenses	24,881
Audit fee	15,025
Transfer agent’s fees and expenses (including affiliated expense of $2,941)	5,297
Miscellaneous	72,391

Total expenses	9,550,937

NET INVESTMENT INCOME (LOSS)	39,397,815

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(81,034))	16,285,262
Futures transactions	(23,567,560)

(7,282,298)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(5,622))	(1,481,718,670)
Futures	(4,801,429)

(1,486,520,099)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(1,493,802,397)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,454,404,582)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$39,397,815	$67,998,064
Net realized gain (loss) on investment transactions	(7,282,298)	80,159,789
Net change in unrealized appreciation (depreciation) on investments	(1,486,520,099)	1,443,977,584

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,454,404,582)	1,592,135,437

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold	126,105,630	325,130,065
Portfolio shares purchased	(139,229,081)	(276,298,925)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(13,123,451)	48,831,140

TOTAL INCREASE (DECREASE)	(1,467,528,033)	1,640,966,577
NET ASSETS:
Beginning of period	7,261,164,643	5,620,198,066

End of period	$5,793,636,610	$7,261,164,643

SEE NOTES TO FINANCIAL STATEMENTS.

A250

PSF STOCK INDEX PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

Class I
	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$112.45		$87.66	$74.24	$56.64	$59.38	$50.70

Income (Loss) From Investment Operations:
Net investment income (loss)	0.61		1.06	1.12	1.12	1.00	0.92
Net realized and unrealized gain (loss) on investment transactions	(23.18)		23.73	12.30	16.48	(3.74)	9.75

Total from investment operations	(22.57)		24.79	13.42	17.60	(2.74)	10.67

Less Dividends and Distributions	—		—	—	—	—	(1.99)

Net Asset Value, end of period	$89.88		$112.45	$87.66	$74.24	$56.64	$59.38

Total Return(b)	(20.07)%		28.28%	18.08%	31.07%	(4.61)%	21.46%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5,773		$7,244	$5,620	$4,757	$3,672	$3,928
Average net assets (in millions)	$6,526		$6,427	$4,802	$4,298	$4,051	$3,630
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.29	%(d)	0.29%	0.31%	0.31%	0.31%	0.32%
Expenses before waivers and/or expense reimbursement	0.29	%(d)	0.29%	0.31%	0.31%	0.31%	0.32%
Net investment income (loss)	1.21	%(d)	1.06%	1.50%	1.69%	1.63%	1.69%
Portfolio turnover rate(e)	1%		2%	4%	3%	4%	4%

Class III
	Six Months Ended June 30, 2022		April 26, 2021(f) through December 31, 2021

Per Share Operating Performance(a):
Net Asset Value, beginning of period	$112.26		$97.90

Income (Loss) From Investment Operations:
Net investment income (loss)	0.49		0.54
Net realized and unrealized gain (loss) on investment transactions	(23.13)		13.82

Total from investment operations	(22.64)		14.36

Net Asset Value, end of period	$89.62		$112.26

Total Return(b)	(20.17)%		14.67%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$20		$17
Average net assets (in millions)	$19		$7
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.54	%(d)	0.54	%(g)
Expenses before waivers and/or expense reimbursement	0.54	%(d)	0.54	%(g)
Net investment income (loss)	0.98	%(d)	0.74	%(g)
Portfolio turnover rate(e)	1%		2%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(f)	Commencement of offering.
(g)	Annualized, with the exception of certain non-recurring expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

A251

NOTES TO FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(unaudited)

1. Organization

The Prudential Series Fund (“Series Fund”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Series Fund is currently composed of 17 Portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The information presented in these financial statements pertains to the 17 Portfolios listed below together with their investment objectives. Each Portfolio is a diversified portfolio for purposes of the 1940 Act.

The Portfolios have the following investment objective(s):

Portfolio	Investment Objective(s)

PSF Global Portfolio	Long-term growth of capital.

PSF International Growth Portfolio	Long-term growth of capital.

PSF Mid-Cap Growth Portfolio	Long-term capital appreciation.

PSF Natural Resources Portfolio	Long-term growth of capital.

PSF PGIM 50/50 Balanced Portfolio	Total investment return consistent with a conservatively managed diversified portfolio.

PSF PGIM Flexible Managed Portfolio	Total return consistent with an aggressively managed diversified portfolio.

PSF PGIM Government Income Portfolio	High level of income over the long-term consistent with the preservation of capital.

PSF PGIM Government Money Market Portfolio	Maximum current income consistent with the stability of capital and maintenance of liquidity.

PSF PGIM High Yield Bond Portfolio	High total return.

PSF PGIM Jennison Blend Portfolio	Long-term growth of capital.

PSF PGIM Jennison Focused Blend Portfolio	Long-term growth of capital.

PSF PGIM Jennison Growth Portfolio	Long-term growth of capital.

PSF PGIM Jennison Value Portfolio	Capital appreciation.

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Portfolio	Investment Objective(s)

PSF PGIM Total Return Bond Portfolio	High level of income over a longer term while providing reasonable safety of capital.

PSF Small-Cap Stock Index Portfolio	Long-term growth of capital.

PSF Small-Cap Value Portfolio	Long-term growth of capital.

PSF Stock Index Portfolio	Achieve investment results that generally correspond to the performance of publicly traded common stocks.

2. Accounting Policies

The Series Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Series Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Series Fund and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Series Fund’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued.

B2

Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

The Government Money Market Portfolio values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

B3

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. Across currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Portfolios purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable

B4

interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: Certain Portfolios entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Portfolios to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

B5

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Bank Loans: Certain Portfolios invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Portfolios acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Portfolios generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Repurchase Agreements: Certain Portfolios entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Portfolio. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest

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income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The Series Fund, on behalf of certain Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolios to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Series Fund, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in a portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/ insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: Certain fixed income Portfolios invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a

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predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Portfolios entered into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolios become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. For Portfolios with multiple classes of shares, net investment income or loss (other than administration and distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Portfolio’s shareholders (participating insurance companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital

B8

gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. The Government Money Market Portfolio declares and reinvests distributions, if any, daily. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Series Fund, on behalf of the Portfolios, has entered into manager agreements with the Manager which provide that the Manager will furnish each Portfolio with investment advice, investment management and administrative services. The Manager has engaged the firms referenced in the below table as subadvisers for their respective Portfolios.

Portfolio	Subadviser(s)

PSF Global Portfolio	LSV Asset Management (“LSV”); PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”) (a wholly-owned subsidiary of PGIM, Inc.); T. Rowe Price Associates, Inc. (“T. Rowe”) & William Blair & Co.LLC (“William Blair”); Effective April 23, 2022, Massachusetts Financial Services, Inc. (“MFS”); Until April 22, 2022, Brown Advisory LLC (“Brown”)

PSF International Growth Portfolio	Jennison Associates LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.); Neuberger Berman Investment Advisors, LLC (“Neuberger Berman”) & William Blair

PSF Mid-Cap Growth Portfolio	J.P. Morgan Investment Management, Inc. (“J.P. Morgan”)

PSF Natural Resources Portfolio	Allianz Global Investors U.S. LLC (“Allianz”); Effective June 15, 2022, T. Rowe

PSF PGIM 50/50 Balanced Portfolio	PGIM Fixed Income (“PFI”) (a business unit of PGIM, Inc.); PGIM Limited & PGIM Quantitative Solutions

PSF PGIM Flexible Managed Portfolio	PFI; PGIM Limited & PGIM Quantitative Solutions

PSF PGIM Government Income Portfolio	PFI

PSF PGIM Government Money Market Portfolio	PFI

PSF PGIM High Yield Bond Portfolio	PFI & PGIM Limited

PSF PGIM Jennison Blend Portfolio	Jennison

PSF PGIM Jennison Focused Blend Portfolio	Jennison

PSF PGIM Jennison Growth Portfolio	Jennison

PSF PGIM Jennison Value Portfolio	Jennison

PSF PGIM Total Return Bond Portfolio	PFI & PGIM Limited

PSF Small-Cap Stock Index Portfolio	PGIM Quantitative Solutions

PSF Small-Cap Value Portfolio	Goldman Sachs Asset Management, L.P. (“GSAM”)

PSF Stock Index Portfolio	PGIM Quantitative Solutions

The management fee paid to the Manager is accrued daily and payable monthly, using the value of each Portfolio’s average daily net assets, at the respective annual rates specified below.

Portfolio	Management Fee	Effective Management Fee, Net of Waiver, if Applicable

PSF Global Portfolio	0.75%	0.71%*

PSF International Growth Portfolio	0.85	0.69**

PSF Mid-Cap Growth Portfolio	0.60	0.60

PSF Natural Resources Portfolio	0.45	0.44***

PSF PGIM 50/50 Balanced Portfolio	0.55	0.55

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Portfolio	Management Fee	Effective Management Fee, Net of Waiver, if Applicable

PSF PGIM Flexible Managed Portfolio	0.60%	0.60%

PSF PGIM Government Income Portfolio	0.40	0.40

PSF PGIM Government Money Market Portfolio	0.30	0.19****

PSF PGIM High Yield Bond Portfolio	0.55	0.52*****

PSF PGIM Jennison Blend Portfolio	0.45	0.45

PSF PGIM Jennison Focused Blend Portfolio	0.75	0.75

PSF PGIM Jennison Growth Portfolio	0.60	0.60

PSF PGIM Jennison Value Portfolio	0.40	0.40

PSF PGIM Total Return Bond Portfolio	0.40	0.40

PSF Small-Cap Stock Index Portfolio	0.35	0.35

PSF Small-Cap Value Portfolio	0.90	0.90******

PSF Stock Index Portfolio	0.30% up to $4 billion 0.25% over $4 billion	0.28

*

The Manager has contractually agreed, through June 30, 2022, to waive a portion of its management fee equal to an annual rate of 0.0363% of the average daily net assets of the Portfolio. Effective April 23, 2022, the Manager has contractually agreed to waive an additional 0.012% of its investment management fee through June 30, 2023. Effective July 1, 2022, the Manager has contractually agreed to waive 0.0345% of its investment management fee through June 30, 2023.

**

The Manager has contractually agreed, through June 30, 2023, to waive a portion of its management fee equal to an annual rate of 0.019% of the average daily net assets of the Portfolio. The Manager has also contractually agreed through June 30, 2023 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, administrative fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Portfolio to 1.01% of the Portfolio’s average daily net assets. Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

***	The Manager has contractually agreed, through June 30, 2023, to waive a portion of its management fee equal to an annual rate of 0.008% of the average daily net assets of the Portfolio.
****

The Manager has voluntarily agreed to limit the management fee of the Government Money Market Portfolio such that the 1-day yield of the Portfolio, excluding realized gain (loss) on investment transactions, does not fall below 0.00%. The waiver/reimbursement is voluntary and may be modified or terminated by the Manager at any time without notice. During the period ended June 30, 2022, the Manager has reimbursed the Portfolio as a result of this voluntary agreement in the amount of $503,442, 0.11% of the Government Money Market Portfolio’s averaged daily net assets.

*****

The Manager has contractually agreed through June 30, 2023 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, administrative fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, acquired fund fees and expenses, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of the Portfolio to 0.57% of the Portfolio’s average daily net assets. Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

******

The Manager has contractually agreed through June 30, 2023 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, administrative fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, acquired fund fees and expenses, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of the Portfolio to 0.97% of the Portfolio’s average daily net assets. Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Series Fund, on behalf of the Portfolios, has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I, Class II and Class III shares of the Portfolios. The Portfolios compensate PIMS for distributing and servicing the Portfolios’ Class II and Class III shares pursuant to a plan of distribution (the “Class II Plan” and “Class III Plan”, together, the Plans), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Portfolios. Pursuant to the Plans, the Class II and Class III shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II and Class III shares. In order to support the Portfolio’s income yield, PIMS has voluntarily undertaken to waive the distribution and service (12b-1) fees of the Government Money Market Portfolio Class III shares, respectively, such that the 1-day income yield (excluding capital gain (loss)) does not fall below 0.00%.

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The Series Fund has an administration agreement with the Manager, which acts as the administrator of the Class II shares of the Portfolios. The administration fee paid to the Manager is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

The Series Fund, on behalf of the Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2022, brokerage commission recaptured under these agreements was as follows:

Portfolio	Amount

PSF Global Portfolio	$10,213

PSF International Growth Portfolio	1,482

PSF Mid-Cap Growth Portfolio	3,760

PSF PGIM Jennison Blend Portfolio	44,688

PSF PGIM Jennison Focused Blend Portfolio	2,106

PSF PGIM Jennison Growth Portfolio	30,763

PSF PGIM Jennison Value Portfolio	14,742

PIMS, PGIM Investments, PGIM, Inc., PGIM Limited, PGIM Quantitative Solutions and Jennison are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Portfolios may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”) and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. The Portfolios may also invest in the PGIM Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities Exchange Commission (“SEC”), a series of Prudential Investment Portfolios 2 (together with PGIM Core Ultra Short Bond Fund, the “Core Funds”) registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Funds and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, certain Portfolios changed their overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended June 30, 2022, no 17a-7 transactions were entered into by the Portfolios.

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (RICs). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Series Fund’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e.,

B11

jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities” and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the “Statement of Assets and Liabilities.” To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2022 Payments

PSF Global Portfolio	$131,084

PSF International Growth Portfolio	14,161

PSF Natural Resources Portfolio	10,467

PSF PGIM 50/50 Balanced Portfolio	11,802

PSF PGIM Flexible Managed Portfolio	16,140

PSF PGIM High Yield Bond Portfolio	948

PSF PGIM Jennison Blend Portfolio	17,374

PSF PGIM Jennison Focused Blend Portfolio	1,021

PSF PGIM Jennison Value Portfolio	11,457

PSF Small-Cap Stock Index Portfolio	50

PSF Small-Cap Value Portfolio	484

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2022 Payments

PSF Global Portfolio	$146,228

PSF International Growth Portfolio	15,894

PSF Natural Resources Portfolio	30,078

PSF PGIM 50/50 Balanced Portfolio	13,010

PSF PGIM Flexible Managed Portfolio	16,398

PSF PGIM Jennison Blend Portfolio	53,027

PSF PGIM Jennison Focused Blend Portfolio	2,580

PSF PGIM Jennison Growth Portfolio	93,689

PSF Small-Cap Value Portfolio	811

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended June 30, 2022, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales

PSF Global Portfolio	$ 469,245,903	$ 489,887,249

PSF International Growth Portfolio	21,892,657	28,866,441

PSF Mid-Cap Growth Portfolio	92,111,782	99,639,790

PSF Natural Resources Portfolio	463,540,491	453,794,257

PSF PGIM 50/50 Balanced Portfolio	557,440,722	650,116,066

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Portfolio	Cost of Purchases	Proceeds from Sales
PSF PGIM Flexible Managed Portfolio	$2,329,108,094	$2,603,953,853
PSF PGIM Government Income Portfolio	93,759,069	87,866,889
PSF PGIM High Yield Bond Portfolio	71,245,291	102,007,566
PSF PGIM Jennison Blend Portfolio	649,059,625	816,785,762
PSF PGIM Jennison Focused Blend Portfolio	51,972,326	62,195,566
PSF PGIM Jennison Growth Portfolio	531,810,930	667,210,557
PSF PGIM Jennison Value Portfolio	219,915,956	265,711,635
PSF PGIM Total Return Bond Portfolio	489,601,045	475,726,985
PSF Small-Cap Stock Index Portfolio	74,799,039	102,457,651
PSF Small-Cap Value Portfolio	106,342,855	101,716,433
PSF Stock Index Portfolio	106,862,923	66,325,192

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended June 30, 2022, is presented as follows:

PSF Global Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$33,642,687	$ 96,616,332	$113,341,167	$ —	$ —	$16,917,852	16,917,852	$57,330

PGIM Institutional Money Market Fund(1)(b)(wa)
17,773,029	211,878,376	187,302,790	325	(7,728)	42,341,212	42,379,353	20,743	(2)
$51,415,716	$308,494,708	$300,643,957	$325	$(7,728)	$59,259,064		$78,073

PSF International Growth Portfolio
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$ 602,494	$11,594,686	$10,399,515	$ —	$ —	$1,797,665	1,797,665	$4,263

PGIM Institutional Money Market Fund(1)(b)(wa)
1,369,078	14,117,029	13,707,575	(68)	(744)	1,777,720	1,779,322	1,029	(2)
$1,971,572	$25,711,715	$24,107,090	$(68)	$(744)	$3,575,385		$5,292

PSF Mid-Cap Growth Portfolio
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$ 6,531,135	$ 40,372,337	$ 37,278,524	$ —	$ —	$ 9,624,948	9,624,948	$21,953

PGIM Institutional Money Market Fund(1)(b)(wa)
30,996,082	218,131,520	198,608,820	(8,407)	(2,899)	50,507,476	50,552,974	19,134	(2)
$37,527,217	$258,503,857	$235,887,344	$(8,407)	$(2,899)	$60,132,424		$41,087

B13

PSF Natural Resources Portfolio
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)

$2,305,472	$128,484,863	$124,609,798	$ —	$ —	$6,180,537	6,180,537	$35,802

PGIM Institutional Money Market Fund(1)(b)(wa)
23,385,947	181,008,673	204,393,369	(18,740)	17,489	—	—	17,334	(2)
$25,691,419	$309,493,536	$329,003,167	$(18,740)	$17,489	$6,180,537		$53,136

PSF PGIM 50/50 Balanced Portfolio
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)

$363,398,511	$241,959,553	$231,554,863	$ —	$ —	$373,803,201	373,803,201	$975,724

PGIM Institutional Money Market Fund(1)(b)(wa)
35,533,049	191,488,626	155,994,546	(14,826)	7,760	71,020,063	71,084,040	19,945	(2)
$398,931,560	$433,448,179	$387,549,409	$(14,826)	$7,760	$444,823,264		$995,669

PSF PGIM Flexible Managed Portfolio
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)

$303,840,636	$479,869,862	$351,658,576	$ —	$ —	$432,051,922	432,051,922	$1,121,385

PGIM Institutional Money Market Fund(1)(b)(wa)
45,515,856	235,970,543	195,209,326	(2,413)	(8,518)	86,266,142	86,343,851	19,996	(2)
$349,356,492	$715,840,405	$546,867,902	$(2,413)	$(8,518)	$518,318,064		$1,141,381

PSF PGIM Government Income Portfolio
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)

$7,919,849	$46,341,794	$49,205,847	$ —	$ —	$5,055,796	5,055,796	$17,587

PGIM Institutional Money Market Fund(1)(b)(wa)
—	8,892,245	8,558,377	(30)	(2,423)	331,415	331,714	645	(2)
$7,919,849	$55,234,039	$57,764,224	$(30)	$(2,423)	$5,387,211		$18,232

B14

PSF PGIM High Yield Bond Portfolio
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)

$ 30,025,859	$ 72,892,625	$ 74,498,494	$ —	$ —	$ 28,419,990	28,419,990	$ 61,537

PGIM Institutional Money Market Fund(1)(b)(wa)
172,978,975	191,716,379	263,190,356	430	(35,630)	101,469,798	101,561,203	77,678	(2)
$203,004,834	$264,609,004	$337,688,850	$430	$(35,630)	$129,889,788		$139,215

PSF PGIM Jennison Blend Portfolio
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)

$ 96,848,898	$358,172,034	$343,724,018	$ —	$ —	$111,296,914	111,296,914	$355,325

PGIM Institutional Money Market Fund(1)(b)(wa)
124,217,579	546,622,382	513,179,916	(47,116)	36,368	157,649,297	157,791,309	43,119	(2)
$221,066,477	$904,794,416	$856,903,934	$(47,116)	$36,368	$268,946,211		$398,444

PSF PGIM Jennison Focused Blend Portfolio
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)

$3,266,051	$31,922,222	$27,474,806	$ —	$ —	$ 7,713,467	7,713,467	$16,133

PGIM Institutional Money Market Fund(1)(b)(wa)
3,667,845	25,862,867	25,280,724	(151)	(1,304)	4,248,533	4,252,360	866	(2)
$6,933,896	$57,785,089	$52,755,530	$(151)	$(1,304)	$11,962,000		$16,999

PSF PGIM Jennison Growth Portfolio
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)

$16,926,102	$310,189,214	$264,400,996	$ —	$ —	$ 62,714,320	62,714,320	$130,756

PGIM Institutional Money Market Fund(1)(b)(wa)
64,603,383	446,667,531	401,224,294	(9,430)	(1,984)	110,035,206	110,134,327	30,265	(2)
$81,529,485	$756,856,745	$665,625,290	$(9,430)	$(1,984)	$172,749,526		$161,021

B15

PSF PGIM Jennison Value Portfolio
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)

$45,402,605	$124,025,647	$115,611,420	$ —	$ —	$ 53,816,832	53,816,832	$130,371

PGIM Institutional Money Market Fund(1)(b)(wa)
16,694,933	241,597,383	181,326,589	(7,952)	(3,780)	76,953,995	77,023,315	9,338	(2)
$62,097,538	$365,623,030	$296,938,009	$(7,952)	$(3,780)	$130,770,827		$139,709

PSF PGIM Total Return Bond Portfolio
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)

$10,819,602	$176,934,931	$116,104,207	$ —	$ —	$71,650,326	71,650,326	$120,766

PGIM Institutional Money Market Fund(1)(b)(wa)
38,615,550	84,220,393	96,514,021	920	(6,547)	26,316,295	26,340,001	26,404	(2)
$49,435,152	$261,155,324	$212,618,228	$920	$(6,547)	$97,966,621		$147,170

PSF Small-Cap Stock Index Portfolio
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)

$ 3,755,340	$ 41,373,698	$ 39,403,426	$ —	$ —	$ 5,725,612	5,725,612	$ 13,819

PGIM Institutional Money Market Fund(1)(b)(wa)
197,893,603	484,627,064	402,083,288	(11,083)	(27,710)	280,398,586	280,651,172	117,051	(2)
$201,648,943	$526,000,762	$441,486,714	$(11,083)	$(27,710)	$286,124,198		$130,870

PSF Small-Cap Value Portfolio
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)

$ 5,648,018	$ 22,476,770	$ 24,751,686	$ —	$ —	$ 3,373,102	3,373,102	$14,803

PGIM Institutional Money Market Fund(1)(b)(wa)
27,649,997	101,053,930	100,126,587	1,791	(5,756)	28,573,375	28,599,114	17,638	(2)
$33,298,015	$123,530,700	$124,878,273	$1,791	$(5,756)	$31,946,477		$32,441

B16

PSF Stock Index Portfolio

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)

$144,567,480	$ 106,150,908	$ 147,783,574	$ —	$ —	$102,934,814	102,934,814	$274,454

PGIM Institutional Money Market Fund(1)(b)(wa)
255,115,214	1,480,479,990	1,194,608,183	(5,622)	(81,034)	540,900,365	541,387,614	109,168	(2)
$399,682,694	$1,586,630,898	$1,342,391,757	$(5,622)	$(81,034)	$643,835,179		$383,622

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2021 are subject to such review.

7. Borrowings

The Series Fund, on behalf of the Portfolios, (excluding the Government Money Market Portfolio), along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA

Term of Commitment	10/1/2021 – 9/29/2022

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

B17

The following Portfolios utilized the SCA during the reporting period ended June 30, 2022. The average balance outstanding is for the number of days the Portfolios utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2022

PSF International Growth Portfolio	$ 467,300	1.50%	10	$1,258,000	$—

PSF Mid-Cap Growth Portfolio	2,037,000	1.32	1	2,037,000	—

PSF PGIM Jennison Growth Portfolio	1,895,000	1.31	3	1,895,000	—

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios. The Portfolios offer Class I shares and certain Portfolios offer Class II and/or Class III shares. All share classes are not subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I and Class III shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. Class I shares are also offered to separate accounts of non-affiliated insurers for which Prudential or its affiliates administer and/or reinsure the variable life insurance or variable annuity contracts issued in connection with the separate accounts. The separate accounts invest in shares of the Portfolios through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Portfolios to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

As of June 30, 2022, the following number of shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares

PSF Global Portfolio–Class I	26,127,928	100.0%

PSF Global Portfolio–Class III	11,771	100.0

PSF International Growth Portfolio–Class I	7,361,082	100.0

PSF Mid-Cap Growth Portfolio–Class I	13,695,962	100.0

PSF Mid-Cap Growth Portfolio–Class III	44,875	100.0

PSF Natural Resources Portfolio–Class I	12,230,858	100.0

PSF Natural Resources Portfolio–Class III	105,451	100.0

PSF PGIM 50/50 Balanced Portfolio–Class I	70,961,829	100.0

PSF PGIM 50/50 Balanced Portfolio–Class III	157,109	100.0

PSF PGIM Flexible Managed Portfolio–Class I	109,193,503	100.0

PSF PGIM Flexible Managed Portfolio–Class III	84,153	100.0

PSF PGIM Government Income Portfolio–Class I	15,432,936	100.0

PSF PGIM Government Income Portfolio–Class III	123,126	100.0

PSF PGIM Government Money Market Portfolio–Class I	79,170,653	99.9

PSF PGIM Government Money Market Portfolio–Class III	13,905,641	99.9

PSF PGIM High Yield Bond Portfolio–Class I	81,980,938	100.0

PSF PGIM High Yield Bond Portfolio–Class III	1,350,106	100.0

PSF PGIM Jennison Blend Portfolio–Class I	62,954,897	100.0

PSF PGIM Jennison Blend Portfolio–Class III	10,512	100.0

PSF PGIM Jennison Focused Blend Portfolio–Class I	1,642,944	100.0

PSF PGIM Jennison Focused Blend Portfolio–Class III	8,765	100.0

PSF PGIM Jennison Growth Portfolio–Class I	23,396,435	100.0

PSF PGIM Jennison Growth Portfolio–Class III	59,066	100.0

PSF PGIM Jennison Value Portfolio–Class I	33,445,786	100.0

PSF PGIM Jennison Value Portfolio–Class III	35,704	100.0

PSF PGIM Total Return Bond Portfolio–Class I	81,628,475	98.8

B18

Portfolio	Number of Shares	Percentage of Outstanding Shares

PSF PGIM Total Return Bond Portfolio–Class III	592,310	100.0%

PSF Small-Cap Stock Index Portfolio–Class I	16,391,486	100.0

PSF Small-Cap Stock Index Portfolio–Class III	156,533	100.0

PSF Small-Cap Value Portfolio–Composite	8,999,427	100.0

PSF Stock Index Portfolio–Class I	64,231,259	100.0

PSF Stock Index Portfolio–Class III	228,390	100.0

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:

PSF Global Portfolio	2	97.5%

PSF International Growth Portfolio	2	95.0%

PSF Mid-Cap Growth Portfolio	2	99.5%

PSF Natural Resources Portfolio	2	90.6%

PSF PGIM 50/50 Balanced Portfolio	3	100.0%

PSF PGIM Flexible Managed Portfolio	3	100.0%

PSF PGIM Government Income Portfolio	2	98.3%

PSF PGIM Government Money Market Portfolio	4	99.9%

PSF PGIM High Yield Bond Portfolio	3	100.0%

PSF PGIM Jennison Blend Portfolio	3	99.9%

PSF PGIM Jennison Focused Blend Portfolio	1	37.3%

PSF PGIM Jennison Growth Portfolio	2	93.4%

PSF PGIM Jennison Value Portfolio	2	94.9%

PSF PGIM Total Return Bond Portfolio	3	98.8%

PSF Small-Cap Stock Index Portfolio	2	96.3%

PSF Small-Cap Value Portfolio	2	99.6%

PSF Stock Index Portfolio	3	100.0%

Unaffiliated:

PSF Global Portfolio	—	0.0%

PSF International Growth Portfolio	—	0.0%

PSF Mid-Cap Growth Portfolio	—	0.0%

PSF Natural Resources Portfolio	—	0.0%

PSF PGIM 50/50 Balanced Portfolio	—	0.0%

PSF PGIM Flexible Managed Portfolio	—	0.0%

PSF PGIM Government Income Portfolio	—	0.0%

PSF PGIM Government Money Market Portfolio	—	0.0%

PSF PGIM High Yield Bond Portfolio	—	0.0%

PSF PGIM Jennison Blend Portfolio	—	0.0%

PSF PGIM Jennison Focused Blend Portfolio	2	52.7%

PSF PGIM Jennison Growth Portfolio	—	0.0%

PSF PGIM Jennison Value Portfolio	—	0.0%

PSF PGIM Total Return Bond Portfolio	—	0.0%

PSF Small-Cap Stock Index Portfolio	—	0.0%

PSF Small-Cap Value Portfolio	—	0.0%

PSF Stock Index Portfolio	—	0.0%

B19

Transactions in shares of beneficial interest of the Portfolios were as follows:

PSF Global Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2022:
Portfolio shares sold	173,420	$8,946,040
Portfolio shares purchased	(772,202)	(39,059,233)
Net increase (decrease) in shares outstanding	(598,782)	$(30,113,193)

Year ended December 31, 2021:
Portfolio shares sold	331,454	$17,649,681
Portfolio shares purchased	(2,257,822)	(119,301,279)
Net increase (decrease) in shares outstanding	(1,926,368)	$(101,651,598)

Class III:
Six months ended June 30, 2022:
Portfolio shares sold	8,944	$473,847
Portfolio shares purchased	(470)	(25,052)
Net increase (decrease) in shares outstanding	8,474	$448,795

Period ended December 31, 2021*:
Portfolio shares sold	3,343	$183,467
Portfolio shares purchased	(46)	(2,584)
Net increase (decrease) in shares outstanding	3,297	$180,883

* Commencement of offering was April 26, 2021.

PSF International Growth Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2022:
Portfolio shares sold	329,523	$3,601,829
Portfolio shares purchased	(803,756)	(9,078,789)
Net increase (decrease) in shares outstanding	(474,233)	$(5,476,960)

Year ended December 31, 2021:
Portfolio shares sold	359,564	$4,743,560
Portfolio shares purchased	(940,090)	(12,606,473)
Net increase (decrease) in shares outstanding	(580,526)	$(7,862,913)

Class II:
Six months ended June 30, 2022:
Portfolio shares purchased	(2,465)	$(25,181)
Net increase (decrease) in shares outstanding	(2,465)	$(25,181)

Year ended December 31, 2021:
Portfolio shares sold	2,361	$28,072
Portfolio shares purchased	(3,040)	(36,623)
Net increase (decrease) in shares outstanding	(679)	$(8,551)

B20

PSF Mid-Cap Growth Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2022:
Portfolio shares sold	434,169	$10,972,206
Portfolio shares purchased	(596,753)	(15,390,858)
Net increase (decrease) in shares outstanding	(162,584)	$(4,418,652)

Year ended December 31, 2021:
Portfolio shares sold	1,190,070	$35,467,558
Portfolio shares purchased	(1,135,400)	(33,097,114)
Net increase (decrease) in shares outstanding	54,670	$2,370,444

Class II:
Six months ended June 30, 2022:
Portfolio shares sold	305	$6,985
Portfolio shares purchased	(1,246)	(26,766)
Net increase (decrease) in shares outstanding	(941)	$(19,781)

Year ended December 31, 2021:
Portfolio shares sold	677	$18,164
Portfolio shares purchased	(3,764)	(102,738)
Net increase (decrease) in shares outstanding	(3,087)	$(84,574)

Class III:
Six months ended June 30, 2022:
Portfolio shares sold	22,999	$575,883
Portfolio shares purchased	(3,591)	(90,977)
Net increase (decrease) in shares outstanding	19,408	$484,906

Period ended December 31, 2021*:
Portfolio shares sold	29,340	$895,852
Portfolio shares purchased	(3,873)	(119,380)
Net increase (decrease) in shares outstanding	25,467	$776,472

* Commencement of offering was April 26, 2021.

PSF Natural Resources Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2022:
Portfolio shares sold	445,219	$17,300,519
Portfolio shares purchased	(433,937)	(16,827,628)
Net increase (decrease) in shares outstanding	11,282	$472,891

Year ended December 31, 2021:
Portfolio shares sold	219,073	$7,070,025
Portfolio shares purchased	(872,875)	(27,855,013)
Net increase (decrease) in shares outstanding	(653,802)	$(20,784,988)

B21

Share Class	Shares	Amount

Class II:
Six months ended June 30, 2022:
Portfolio shares sold	335,770	$12,251,993
Portfolio shares purchased	(188,533)	(6,955,218)
Net increase (decrease) in shares outstanding	147,237	$5,296,775

Year ended December 31, 2021:
Portfolio shares sold	499,553	$16,209,593
Portfolio shares purchased	(956,397)	(28,344,054)
Net increase (decrease) in shares outstanding	(456,844)	$(12,134,461)

Class III:
Six months ended June 30, 2022:
Portfolio shares sold	102,641	$4,014,075
Portfolio shares purchased	(25,803)	(958,862)
Net increase (decrease) in shares outstanding	76,838	$3,055,213

Period ended December 31, 2021*:
Portfolio shares sold	30,066	$1,009,154
Portfolio shares purchased	(1,453)	(48,949)
Net increase (decrease) in shares outstanding	28,613	$960,205

* Commencement of offering was April 26, 2021.

PSF PGIM 50/50 Balanced Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2022:
Portfolio shares sold	268,393	$9,894,566
Portfolio shares purchased	(2,324,243)	(85,568,026)
Net increase (decrease) in shares outstanding	(2,055,850)	$(75,673,460)

Year ended December 31, 2021:
Portfolio shares sold	382,552	$14,110,839
Portfolio shares purchased	(4,825,082)	(179,267,581)
Net increase (decrease) in shares outstanding	(4,442,530)	$(165,156,742)

Class III:
Six months ended June 30, 2022:
Portfolio shares sold	101,357	$3,694,002
Portfolio shares purchased	(11,522)	(406,198)
Net increase (decrease) in shares outstanding	89,835	$3,287,804

Period ended December 31, 2021*:
Portfolio shares sold	67,888	$2,606,087
Portfolio shares purchased	(614)	(23,805)
Net increase (decrease) in shares outstanding	67,274	$2,582,282

* Commencement of offering was April 26, 2021.

B22

PSF PGIM Flexible Managed Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2022:
Portfolio shares sold	44,379	$1,804,198
Portfolio shares purchased	(3,401,652)	(139,888,339)
Net increase (decrease) in shares outstanding	(3,357,273)	$(138,084,141)

Year ended December 31, 2021:
Portfolio shares sold	205,431	$8,283,511
Portfolio shares purchased	(6,737,839)	(277,035,778)
Net increase (decrease) in shares outstanding	(6,532,408)	$(268,752,267)

Class III:
Six months ended June 30, 2022:
Portfolio shares sold	40,326	$1,664,594
Portfolio shares purchased	(1,748)	(71,222)
Net increase (decrease) in shares outstanding	38,578	$1,593,372

Period ended December 31, 2021*:
Portfolio shares sold	46,517	$1,981,439
Portfolio shares purchased	(942)	(40,576)
Net increase (decrease) in shares outstanding	45,575	$1,940,863

* Commencement of offering was April 26, 2021.

PSF PGIM Government Income Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2022:
Portfolio shares sold	380,780	$4,996,538
Portfolio shares purchased	(823,890)	(10,845,078)
Net increase (decrease) in shares outstanding	(443,110)	$(5,848,540)

Year ended December 31, 2021:
Portfolio shares sold	241,234	$3,421,573
Portfolio shares purchased	(1,340,149)	(19,017,186)
Net increase (decrease) in shares outstanding	(1,098,915)	$(15,595,613)

Class III:
Six months ended June 30, 2022:
Portfolio shares sold	136,991	$1,835,511
Portfolio shares purchased	(37,114)	(483,519)
Net increase (decrease) in shares outstanding	99,877	$1,351,992

Period ended December 31, 2021*:
Portfolio shares sold	25,257	$358,644
Portfolio shares purchased	(2,008)	(28,305)
Net increase (decrease) in shares outstanding	23,249	$330,339

* Commencement of offering was April 26, 2021.

B23

PSF PGIM Government Money Market Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2022:
Portfolio shares sold	39,778,632	$397,786,310
Shares issued in reinvestment of dividends and distributions	75,397	753,970
Portfolio shares purchased	(33,106,808)	(331,068,078)
Net increase (decrease) in shares outstanding	6,747,221	$67,472,202

Year ended December 31, 2021:
Portfolio shares sold	81,112,748	$811,127,478
Shares issued in reinvestment of dividends and distributions	33,163	331,630
Portfolio shares purchased	(87,878,545)	(878,785,449)
Net increase (decrease) in shares outstanding	(6,732,634)	$(67,326,341)

Class III:
Six months ended June 30, 2022:
Portfolio shares sold	12,339,240	$123,392,404
Shares issued in reinvestment of dividends and distributions	7,524	75,240
Portfolio shares purchased	(12,836,518)	(128,365,182)
Net increase (decrease) in shares outstanding	(489,754)	$(4,897,538)

Year ended December 31, 2021:
Portfolio shares sold	30,778,884	$307,788,840
Shares issued in reinvestment of dividends and distributions	5,015	50,145
Portfolio shares purchased	(22,945,609)	(229,456,084)
Net increase (decrease) in shares outstanding	7,838,290	$78,382,901

PSF PGIM High Yield Bond Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2022:
Portfolio shares sold	1,459,857	$ 9,206,932
Portfolio shares purchased	(3,755,406)	(23,629,348)
Net increase (decrease) in shares outstanding	(2,295,549)	$(14,422,416)

Year ended December 31, 2021:
Portfolio shares sold	4,381,297	$ 28,424,104
Portfolio shares purchased	(5,718,074)	(37,023,011)
Net increase (decrease) in shares outstanding	(1,336,777)	$ (8,598,907)

B24

Share Class	Shares	Amount

Class III:

Six months ended June 30, 2022:
Portfolio shares sold	597,785	$3,779,629
Portfolio shares purchased	(104,852)	(650,420)
Net increase (decrease) in shares outstanding	492,933	$3,129,209

Period ended December 31, 2021*:
Portfolio shares sold	859,765	$5,649,840
Portfolio shares purchased	(2,592)	(17,094)
Net increase (decrease) in shares outstanding	857,173	$5,632,746
* Commencement of offering was April 26, 2021.

PSF PGIM Jennison Blend Portfolio

Share Class	Shares	Amount

Class I:

Six months ended June 30, 2022:
Portfolio shares sold	17,019	$1,459,577
Portfolio shares purchased	(2,095,233)	(176,871,928)
Net increase (decrease) in shares outstanding	(2,078,214)	$(175,412,351)

Year ended December 31, 2021:
Portfolio shares sold	90,980	$8,234,342
Portfolio shares purchased	(4,653,123)	(419,514,499)
Net increase (decrease) in shares outstanding	(4,562,143)	$(411,280,157)

Class II:

Six months ended June 30, 2022:
Portfolio shares sold	— *	$29
Portfolio shares purchased	(1,262)	(107,636)
Net increase (decrease) in shares outstanding	(1,262)	$(107,607)

Year ended December 31, 2021:
Portfolio shares sold	61	$5,684
Portfolio shares purchased	(789)	(70,000)
Net increase (decrease) in shares outstanding	(728)	$(64,316)

Class III:

Six months ended June 30, 2022:
Portfolio shares sold	4,466	$392,876
Portfolio shares purchased	(488)	(43,179)
Net increase (decrease) in shares outstanding	3,978	$349,697

Period ended December 31, 2021**:
Portfolio shares sold	6,859	$653,908
Portfolio shares purchased	(325)	(31,592)
Net increase (decrease) in shares outstanding	6,534	$622,316
* Less than 1 share.

** Commencement of offering was April 26, 2021.

B25

PSF PGIM Jennison Focused Blend Portfolio

Share Class	Shares	Amount

Class I:

Six months ended June 30, 2022:
Portfolio shares sold	44,822	$2,212,459
Portfolio shares purchased	(71,164)	(3,459,351)
Net increase (decrease) in shares outstanding	(26,342)	$(1,246,892)

Year ended December 31, 2021:
Portfolio shares sold	112,213	$6,197,482
Portfolio shares purchased	(182,627)	(9,978,651)
Net increase (decrease) in shares outstanding	(70,414)	$(3,781,169)

Class II:

Six months ended June 30, 2022:
Portfolio shares sold	91,733	$4,192,377
Portfolio shares purchased	(163,749)	(7,682,707)
Net increase (decrease) in shares outstanding	(72,016)	$(3,490,330)

Year ended December 31, 2021:
Portfolio shares sold	100,289	$5,001,130
Portfolio shares purchased	(501,661)	(25,677,194)
Net increase (decrease) in shares outstanding	(401,372)	$(20,676,064)

Class III:

Six months ended June 30, 2022:
Portfolio shares sold	2,693	$126,659
Portfolio shares purchased	(1,135)	(57,632)
Net increase (decrease) in shares outstanding	1,558	$69,027

Period ended December 31, 2021*:
Portfolio shares sold	7,937	$449,314
Portfolio shares purchased	(730)	(43,373)
Net increase (decrease) in shares outstanding	7,207	$405,941
* Commencement of offering was April 26, 2021.

PSF PGIM Jennison Growth Portfolio

Share Class	Shares	Amount

Class I:

Six months ended June 30, 2022:
Portfolio shares sold	157,708	$17,913,571
Portfolio shares purchased	(874,186)	(103,633,939)
Net increase (decrease) in shares outstanding	(716,478)	$(85,720,368)

Year ended December 31, 2021:
Portfolio shares sold	371,490	$51,653,348
Portfolio shares purchased	(1,829,415)	(250,644,681)
Net increase (decrease) in shares outstanding	(1,457,925)	$(198,991,333)

B26

Share Class	Shares	Amount

Class II:
Six months ended June 30, 2022:
Portfolio shares sold	33,577	$3,744,930
Portfolio shares purchased	(81,621)	(9,138,724)
Net increase (decrease) in shares outstanding	(48,044)	$(5,393,794)

Year ended December 31, 2021:
Portfolio shares sold	85,254	$10,983,966
Portfolio shares purchased	(228,495)	(29,813,406)
Net increase (decrease) in shares outstanding	(143,241)	$(18,829,440)

Class III:
Six months ended June 30, 2022:
Portfolio shares sold	28,676	$3,293,221
Portfolio shares purchased	(1,643)	(207,651)
Net increase (decrease) in shares outstanding	27,033	$3,085,570

Period ended December 31, 2021*:
Portfolio shares sold	32,717	$4,680,073
Portfolio shares purchased	(684)	(97,809)
Net increase (decrease) in shares outstanding	32,033	$4,582,264

* Commencement of offering was April 26, 2021.

PSF PGIM Jennison Value Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2022:
Portfolio shares sold	157,706	$7,164,165
Portfolio shares purchased	(1,263,548)	(57,325,575)
Net increase (decrease) in shares outstanding	(1,105,842)	$(50,161,410)

Year ended December 31, 2021:
Portfolio shares sold	360,683	$15,523,453
Portfolio shares purchased	(2,588,306)	(111,797,897)
Net increase (decrease) in shares outstanding	(2,227,623)	$(96,274,444)

Class II:
Six months ended June 30, 2022:
Portfolio shares sold	1,289	$52,968
Portfolio shares purchased	(8,733)	(388,474)
Net increase (decrease) in shares outstanding	(7,444)	$(335,506)

Year ended December 31, 2021:
Portfolio shares sold	8,558	$364,878
Portfolio shares purchased	(25,793)	(1,096,740)
Net increase (decrease) in shares outstanding	(17,235)	$(731,862)

B27

Share Class	Shares	Amount

Class III:
Six months ended June 30, 2022:
Portfolio shares sold	16,486	$749,692
Portfolio shares purchased	(2,239)	(103,139)
Net increase (decrease) in shares outstanding	14,247	$646,553

Period ended December 31, 2021*:
Portfolio shares sold	21,731	$984,337
Portfolio shares purchased	(274)	(12,866)
Net increase (decrease) in shares outstanding	21,457	$971,471

* Commencement of offering was April 26, 2021.

PSF PGIM Total Return Bond Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2022:
Portfolio shares sold	1,258,472	$18,146,587
Shares issued in merger	3,070,515	46,303,369
Portfolio shares purchased	(4,589,447)	(67,258,992)
Net increase (decrease) in shares outstanding	(260,460)	$(2,809,036)

Year ended December 31, 2021:
Portfolio shares sold	6,877,466	$106,051,566
Portfolio shares purchased	(5,936,458)	(92,126,262)
Net increase (decrease) in shares outstanding	941,008	$13,925,304

Class III:
Six months ended June 30, 2022:
Portfolio shares sold	296,171	$4,327,731
Portfolio shares purchased	(54,711)	(809,643)
Net increase (decrease) in shares outstanding	241,460	$3,518,088

Period ended December 31, 2021*:
Portfolio shares sold	362,146	$5,648,820
Portfolio shares purchased	(11,296)	(176,793)
Net increase (decrease) in shares outstanding	350,850	$5,472,027

* Commencement of offering was April 26, 2021.

B28

PSF Small-Cap Stock Index Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2022:
Portfolio shares sold	76,442	$4,182,590
Portfolio shares purchased	(661,588)	(36,086,640)
Net increase (decrease) in shares outstanding	(585,146)	$(31,904,050)

Year ended December 31, 2021:
Portfolio shares sold	333,605	$18,823,948
Portfolio shares purchased	(1,322,121)	(75,335,373)
Net increase (decrease) in shares outstanding	(988,516)	$(56,511,425)

Class III:
Six months ended June 30, 2022:
Portfolio shares sold	58,649	$3,238,984
Portfolio shares purchased	(4,036)	(222,301)
Net increase (decrease) in shares outstanding	54,613	$3,016,683

Period ended December 31, 2021*:
Portfolio shares sold	103,297	$6,045,150
Portfolio shares purchased	(1,377)	(80,690)
Net increase (decrease) in shares outstanding	101,920	$5,964,460

* Commencement of offering was April 26, 2021.

PSF Stock Index Portfolio

Share Class	Shares	Amount

Class I:
Six months ended June 30, 2022:
Portfolio shares sold	1,162,285	$117,540,728
Portfolio shares purchased	(1,354,356)	(138,696,222)
Net increase (decrease) in shares outstanding	(192,071)	$(21,155,494)

Year ended December 31, 2021:
Portfolio shares sold	3,091,067	$309,426,880
Portfolio shares purchased	(2,782,213)	(276,133,548)
Net increase (decrease) in shares outstanding	308,854	$33,293,332

Class III:
Six months ended June 30, 2022:
Portfolio shares sold	84,310	$8,564,902
Portfolio shares purchased	(5,291)	(532,859)
Net increase (decrease) in shares outstanding	79,019	$8,032,043

Period ended December 31, 2021*:
Portfolio shares sold	150,911	$15,703,185
Portfolio shares purchased	(1,540)	(165,377)
Net increase (decrease) in shares outstanding	149,371	$15,537,808

* Commencement of offering was April 26, 2021.

B29

9. Risks of Investing in the Portfolios

The Portfolios’ risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Risks	PSF Global Portfolio	PSF International Growth Portfolio	PSF Mid-Cap Growth Portfolio	PSF Natural Resources Portfolio	PSF PGIM 50/50 Balanced Portfolio	PSF PGIM Flexible Managed Portfolio

Adjustable and Floating-Rate Securities	–	–	–	–	–	–

Asset-Backed and/or Mortgage-Backed Securities	–	–	–	–	X	X

Asset Transfer Program	–	X	–	–	–	–

Bank Loan Investments	–	–	–	–	–	–

Blend Style	–	–	–	–	X	X

Covenant-Lite	–	–	–	–	–	–

Credit	–	–	–	–	–	–

Derivatives	X	X	X	X	X	X

Economic and Market Events	X	X	X	X	X	X

Emerging Markets	–	X	–	X	X	–

Equity and Equity-Related Securities	–	–	–	–	–	–

Equity Securities	X	X	X	X	X	X

Exchange-Traded Funds (ETF)	–	X	–	–	–	–

Expense	X	X	X	X	–	X

Fixed Income Securities	–	–	–	–	X	X

Focus	X	–	–	X	–	–

Foreign Investment	X	X	–	X	X	X

High Yield	–	–	–	–	X	X

Index Tracking	–	–	–	–	X	X

Interest Rate	–	–	–	–	–	–

Investment Style	X	X	X	–	–	–

Large Company	–	–	–	–	–	–

Leverage	–	–	X	–	–	–

Liquidity and Valuation	X	X	X	X	X	X

Market and Management	X	X	X	X	X	X

Market Capitalization	–	–	–	–	–	–

Mid-Sized Company	–	–	X	–	–	–

Participation Notes (P-Notes)	–	X	–	–	–	–

Portfolio Turnover	–	–	–	X	X	X

Prepayment or Call	–	–	–	–	–	–

Quantitative Model	X	–	–	–	–	X

Real Estate	–	X	–	–	–	–

Regulatory	X	X	X	X	X	X

Small-Sized Company	–	–	–	X	–	–

US Government Securities	–	–	–	–	–	X

Yield	–	–	–	–	–	–

B30

Risks	PSF PGIM Government Income Portfolio	PSF PGIM Government Money Market Portfolio	PSF PGIM High Yield Bond Portfolio	PSF PGIM Jennison Blend Portfolio	PSF PGIM Jennison Focused Blend Portfolio	PSF PGIM Jennison Growth Portfolio

Adjustable and Floating-Rate Securities	–	X	–	–	–	–

Asset-Backed and/or Mortgage-Backed Securities	X	–	–	–	–	–

Asset Transfer Program	–	–	–	–	–	–

Bank Loan Investments	–	–	X	–	–	–

Blend Style	–	–	–	X	X	–

Covenant-Lite	–	–	X	–	–	–

Credit	–	X	–	–	–	–

Derivatives	X	–	X	–	–	–

Economic and Market Events	X	X	X	X	X	X

Emerging Markets	–	–	X	–	–	–

Equity and Equity-Related Securities	–	–	X	–	–	–

Equity Securities	–	–	–	X	X	X

Exchange-Traded Funds (ETF)	–	–	–	–	–	–

Expense	X	X	X	X	X	X

Fixed Income Securities	X	X	X	–	–	–

Focus	–	–	–	–	X	–

Foreign Investment	–	–	X	X	–	X

High Yield	–	–	X	–	–	–

Index Tracking	–	–	–	–	–	–

Interest Rate	–	X	–	–	–	–

Investment Style	–	–	–	–	–	X

Large Company	–	–	–	–	–	–

Leverage	–	–	–	–	–	–

Liquidity and Valuation	X	–	X	–	–	X

Market and Management	X	X	X	X	X	X

Market Capitalization	–	–	–	X	–	X

Mid-Sized Company	–	–	–	–	–	–

Participation Notes (P-Notes)	–	–	–	–	–	–

Portfolio Turnover	X	–	–	–	–	–

Prepayment or Call	–	X	–	–	–	–

Quantitative Model	–	–	–	–	–	–

Real Estate	–	–	–	X	X	–

Regulatory	X	X	X	X	X	X

Small-Sized Company	–	–	–	–	–	–

US Government Securities	X	–	–	–	–	–

Yield	–	X	–	–	–	–

Risks		PSF PGIM Jennison Value Portfolio	PSF PGIM Total Return Bond Portfolio	PSF Small- Cap Stock Index Portfolio	PSF Small- Cap Value Portfolio	PSF PGIM Stock Index Portfolio

Adjustable and Floating-Rate Securities		–	–	–	–	–

Asset-Backed and/or Mortgage-Backed Securities		–	X	–	–	–

B31

Risks	PSF PGIM Jennison Value Portfolio	PSF PGIM Total Return Bond Portfolio	PSF Small- Cap Stock Index Portfolio	PSF Small- Cap Value Portfolio	PSF PGIM Stock Index Portfolio

Asset Transfer Program	–	–	–	–	–

Bank Loan Investments	–	X	–	–	–

Blend Style	–	–	–	–	–

Covenant-Lite	–	X	–	–	–

Credit	–	–	–	–	–

Derivatives	–	X	X	X	X

Economic and Market Events	X	X	X	X	X

Emerging Markets	–	–	–	X	–

Equity and Equity-Related Securities	–	–	–	–	–

Equity Securities	X	–	X	X	X

Exchange-Traded Funds (ETF)	–	–	–	–	–

Expense	X	X	X	X	X

Fixed Income Securities	–	–	–	–	–

Focus	–	X	–	–	–

Foreign Investment	X	X	–	X	–

High Yield	–	X	–	–	–

Index Tracking	–	–	X	–	X

Interest Rate	–	–	–	–	–

Investment Style	X	–	–	X	–

Large Company	X	–	–	–	X

Leverage	–	–	–	–	–

Liquidity and Valuation	–	X	X	X	X

Market and Management	X	X	X	X	X

Market Capitalization	–	–	–	–	–

Mid-Sized Company	–	–	–	X	–

Participation Notes (P-Notes)	–	–	–	–	–

Portfolio Turnover	–	–	–	–	–

Prepayment or Call	–	–	–	–	–

Quantitative Model	–	–	–	–	–

Real Estate	X	–	–	X	–

Regulatory	X	X	X	X	X

Small-Sized Company	–	–	X	X	–

US Government Securities	–	–	–	–	–

Yield	–	–	–	–	–

Adjustable and Floating-Rate Securities Risk: The value of adjustable and floating-rate securities may lag behind the value of fixed-rate securities when interest rates change. Variable and floating-rate bonds are subject to credit risk, market risk and interest rate risk. In addition, the absence of an active market for these securities could make it difficult for the Portfolio to dispose of them if the issuer defaults.

Asset-Backed and/or Mortgage-Backed Securities Risk: Asset-backed and mortgage-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower-than-expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and

B32

securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

Asset Transfer Program Risk: Predetermined, nondiscretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels and high operating expense ratios for the Portfolio. The asset flows could remove all or substantially all of the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.

Bank Loan Investments Risk: The Portfolio’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Portfolio to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Portfolio and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Portfolio may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Portfolio’s access to collateral, if any, may be limited by bankruptcy laws. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Portfolio to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. To the extent the Portfolio invests in loans of non-US issuers, the risks of investing in non-US issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Portfolio, may not have the benefit of these protections.

Blend Style Risk: The Portfolio’s blend investment style may subject the Portfolio to risks of both value and growth investing. The portion of the Portfolio’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking high-quality stocks with good future growth prospects. The portion of the Portfolio’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or that a stock judged to be undervalued may actually be appropriately priced. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Portfolio’s assessment of market conditions or a company’s value is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the overall Portfolio to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Covenant-Lite Risk: Some of the loans or debt obligations in which the Portfolio may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Portfolio in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Portfolio may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Portfolio’s exposure to losses may be increased, which could result in an adverse impact on the Portfolio’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

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Derivatives Risk: A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities.

Economic and Market Events Risk: Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the ability of the Manager or a Portfolio’s Subadviser(s) to evaluate local companies or their potential impact on a Portfolio’s performance. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility and valuation difficulties. Regulatory regimes outside of the US may not require or enforce corporate governance standards comparable to that of the US, which may result in less protections for investors in such issuers and make such issuers more susceptible to actions not in the best interest of the issuer or its investors. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: From time to time, the Fund may purchase or hold equity or equity-related securities incidental to the purchase or ownership of fixed income instruments or in connection with a reorganization of a borrower. These include common stock, preferred stock or securities that may be converted into or exchanged for common stock—known as convertible securities—like rights and warrants.

Equity Securities Risk: The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Exchange-Traded Funds (ETF) Risk: An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objective, strategies and policies. In addition, the market price of an ETF’s shares may trade above or below its net asset value and there may not be an active trading market for an ETF’s shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Expense Risk: The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table in the Portfolio’s prospectus for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. Risks associated with changing interest rates are currently heightened because any increase or decrease may be sudden and significant, with unpredictable effects on the markets and the Portfolio’s investments. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.

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Focus Risk: The Portfolio focuses or may focus its investments in particular countries, regions, industries, sectors, markets, or types of investments and may accumulate large positions in such areas. As a result, the Portfolio’s performance may be more sensitive to a small group of related holdings and adverse developments in such areas than a portfolio more broadly invested, although the increasing interconnectivity between economies and financial markets throughout the world increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Investment Risk: Investments in foreign securities generally involve more risk than investments in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including military conflict (including Russia’s military invasion in Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), interruptions in the global supply chain, natural disasters and outbreaks of infectious diseases.

High Yield Risk: Investments in fixed income securities rated below investment grade and unrated securities of similar credit quality (i.e., high yield securities or junk bonds) may be more sensitive to interest rate, credit, call and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics.

Index Tracking Risk: The Portfolio’s ability to track the performance and/or holdings and weightings of an index with a high degree of correlation may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolio may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolio’s holdings may fall sharply. This is referred to as “extension risk.” The Portfolio currently faces a heightened level of interest rate risk because interest rates in the US are at or near historic lows, which increases the risk associated with rising interest rates. Interest rates may begin to increase in the future, possibly suddenly and significantly, with unpredictable effects on the markets and the Portfolio’s investments. The Portfolio may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Investment Style Risk: Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.

Large Company Risk: Large-capitalization stocks as a group could fall out of favor with the market, causing the Portfolio to underperform investments that focus on small-or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Leverage Risk: Using leverage, the investment of borrowed cash, may amplify the Portfolio’s gains and losses and cause the Portfolio to be more volatile and riskier than if it had not been leveraged.

Liquidity and Valuation Risk: The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to guidelines established by the Trust’s Board of Trustees. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

Market and Management Risk: Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. Investment techniques, risk analyses and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, environmental disasters, natural disasters or events, political or civil instability, and public health emergencies (such as the spread of infectious diseases, pandemics, or epidemics), among others. Such events may reduce consumer demand or economic output, result in market closures,

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travel restrictions or quarantines, and significantly adversely impact the economy. There is no guarantee that the investment objective of the Portfolio will be achieved.

Market Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the Portfolio may invest a portion of its assets in securities issued by small-cap companies, it is likely to be more volatile than a portfolio that focuses on securities issued by larger companies. Small-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, smaller companies are typically more sensitive to changes in overall economic conditions and their securities may be difficult to trade.

Mid-Sized Company Risk: The shares of mid-sized companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing and volatility of these securities and on the Portfolio’s ability to sell the securities.

Participation Notes (P-Notes) Risk: The Portfolio may gain exposure to securities traded in foreign markets through P-notes. In addition to risks similar to those associated with a direct investment in the underlying security, such as foreign investment risk, the holder of a P-note is not entitled to the same rights as an underlying security’s direct owner and P-notes are considered general unsecured contractual obligations and are subject to counterparty credit risks.

Portfolio Turnover Risk: A subadviser may engage in active trading on behalf of the Portfolio—that is, frequent trading of the Portfolio’s securities—in order to take advantage of new investment opportunities or yield differentials. The Portfolio’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

Prepayment or Call Risk: Prepayment or call risk is the risk that issuers will prepay fixed-rate obligations held by the Portfolio when interest rates fall, forcing a Portfolio to reinvest in obligations with lower interest rates than the original obligations. Mortgage-related securities and asset-backed securities are particularly subject to prepayment risk.

Quantitative Model Risk: The Portfolio and certain Underlying Portfolios, if applicable, may use quantitative models as part of its investment process. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns. There can be no assurance that these methodologies will produce the desired results or enable the Portfolio to achieve its objective. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance.

Real Estate Risk: Investments in real estate investment trusts (REITs) and real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate. Poor performance by the manager of the REIT and adverse changes to or inability to qualify with favorable tax laws will adversely affect the Portfolio. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Regulatory Risk: The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the SEC, and depending on the Portfolio, the Commodity Futures Trading Commission. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector or market.

Small-Sized Company Risk: Securities of small sized companies tend to be less liquid than those of larger, more established companies, which can have an adverse effect on the price of these securities and on the Portfolio’s ability to sell these securities. The market price of such investments also may rise more in response to buying demand and fall more in response to selling pressure and be more volatile than investments in larger companies.

US Government Securities Risk: US Government securities may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the US Government, and may not be backed by the full faith and credit of the US Government.

Yield Risk: The amount of income received by a Portfolio will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low, the Portfolio’s expenses could absorb all or a significant portion of the Portfolio’s income. If interest rates increase, the Portfolio’s yield may not increase proportionately. For example, the

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Portfolio’s investment manager may discontinue any temporary voluntary fee limitation.

10. Reorganization

On September 20-22, 2021, the Board approved Agreements and Plans of Reorganization (the “Plans”) which provided for the transfer of all the assets of AST BlackRock Corporate Bond Portfolio (“BlackRock Corporate Bond”), AST PIMCO Corporate Bond Portfolio (“PIMCO Corporate Bond”), AST Prudential Corporate Bond Portfolio (“Prudential Corporate Bond”), AST T. Rowe Price Corporate Bond Portfolio (“T. Rowe Price Corporate Bond”) and AST Western Asset Corporate Bond Portfolio (“Western Asset Corporate Bond”) (Merged Portfolios) for shares of PSF PGIM Total Return Bond Portfolio (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolios, respectively. Shareholders approved the Plan at a meeting on January 10, 2022 and the reorganization took place at the close of business on February 11, 2022.

On the reorganization date, the Merged Portfolios had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost

BlackRock Corporate Bond	$9,114,989	$9,460,005

PIMCO Corporate Bond	9,915,524	10,205,114

Prudential Corporate Bond	11,176,973	11,586,726

T. Rowe Price Corporate Bond	7,744,789	8,003,316

Western Asset Corporate Bond	8,362,026	8,622,368

The purpose of the transaction was to combine six portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on February 11, 2022:

Merged Portfolio	Shares

BlackRock Corporate Bond	852,717

PIMCO Corporate Bond	928,846

Prudential Corporate Bond	1,080,646

T. Rowe Price Corporate Bond	759,459

Western Asset Corporate Bond	816,235

Acquiring Portfolio	Shares	Class	Value

PSF PGIM Total Return Bond	3,070,515	I	$46,303,369

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolios were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized depreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized (Depreciation) on Investments	Net Assets

BlackRock Corporate Bond	$(345,016)	$ 9,021,658

PIMCO Corporate Bond	(289,590)	9,673,003

Prudential Corporate Bond	(409,753)	11,257,526

T. Rowe Price Corporate Bond	(258,527)	7,896,705

Western Asset Corporate Bond	(260,342)	8,454,477

Acquiring Portfolio	Class	Net Assets

PSF PGIM Total Return Bond	I	$1,283,199,036

	III	6,073,405

Assuming the acquisition had been completed on January 1, 2021, the Acquiring Portfolio’s unaudited pro forma results of

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operations for the reporting period ended June 30, 2022 would have been as follows:

Acquiring Portfolio	Net investment income (loss) (a)	Net realized and unrealized gain (loss) on investments (b)	Net increase (decrease)in net assets resulting from operations

PSF PGIM Total Return Bond	$17,095,421	$(183,339,394)	$(166,243,973)

(a)

Net investment income as reported in the Statement of Operations (Reporting period ended June 30, 2022) of the Acquiring Portfolio, plus net investment income from the Merged Portfolios pre-merger as follows: BlackRock Corporate Bond $17,574, PIMCO Corporate Bond $20,230, Prudential Corporate Bond $25,681, T. Rowe Price Corporate Bond $17,718 and Western Asset Corporate Bond $18,488.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Reporting period ended June 30, 2022) of the Acquiring Portfolio, plus net realized and unrealized gain (loss) on investments from the Merged Portfolios pre-merger as follows: BlackRock Corporate Bond $(393,915), PIMCO Corporate Bond $(381,290), Prudential Corporate Bond $(526,669), T. Rowe Price Corporate Bond $(349,114) and Western Asset Corporate Bond $(374,895).

Since both the Merged Portfolios and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolios that have been included in the Acquiring Portfolio’s Statement of Operations since February 11, 2022.

11. Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Portfolios.

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Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), each Portfolio (excluding money market portfolios) has adopted and implemented a liquidity risk management program (the “LRMP”). Each Portfolio’s LRMP seeks to assess and manage the Portfolio’s liquidity risk, which is defined as the risk that the Portfolio is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Portfolio. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Portfolios’ investment manager, to serve as the administrator of each Portfolio’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

Each Portfolio’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, each Portfolio’s LRMP includes no less than annual assessments of factors that influence the Portfolio’s liquidity risk; no less than monthly classifications of the Portfolio’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Portfolio’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Portfolio does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 8-10, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of each Portfolio’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that each Portfolio’s LRMP was reasonably designed to assess and manage that Portfolio’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that each Portfolio’s investment strategies continue to be appropriate given each Portfolio’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in a Portfolio, including liquidity risks presented by each Portfolio’s investment portfolio, is found in a Portfolio’s Prospectus and Statement of Additional Information.

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Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of The Prudential Series Fund (the Trust, and each series thereof, the Portfolios) consists of eight individuals, seven of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with PGIM Investments LLC (PGIM Investments or the Manager) and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 13-14, 2022 (the Meeting) and approved the renewal of the agreements through July 31, 2023, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from PGIM Investments and subadviser personnel, such as portfolio managers.

The Board determined that the overall arrangements between the Trust and PGIM Investments, which serves as the Trust’s investment manager pursuant to a management agreement, and between PGIM Investments and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders, in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PGIM Investments and each subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc. (PGIM Fixed Income), PGIM Limited (PGIML), Jennison Associates LLC (Jennison) and PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions), each of which serve as subadvisers to various Portfolios of the Trust, are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers, the provision of recordkeeping, compliance and other services to the Trust, and PGIM Investments’ role as administrator of the Portfolios’ liquidity risk management program. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management personnel responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PGIM Investments’ and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to PGIM Investments and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to PGIM Investments and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by PGIM Investments and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates from serving as the Trust’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM Fixed Income, PGIML, Jennison and PGIM Quantitative Solutions, each of which are affiliates of PGIM Investments, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with PGIM Investments may not be as significant as PGIM Investments’ profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PGIM Investments and the unaffiliated subadvisers, as well as the fact that PGIM investments compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether PGIM Investments realizes economies of scale as the Portfolios’ assets grow beyond current levels. The Board noted that economies of scale, if any, may be shared with the Portfolios in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and the Subadvisers

The Board considered potential ancillary benefits that might be received by PGIM Investments, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PGIM Investments included compensation received by insurance company affiliates of PGIM Investments from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Trust. The Board also considered information provided by PGIM Investments regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PGIM Investments at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2021, except as otherwise noted below. The Board compared the historical gross performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index and to a universe of mutual funds (the Peer Universe) that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2021. The Board considered the management fee for each Portfolio as compared to the management fee charged by PGIM Investments to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. The comparisons placed the Portfolios in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PGIM Investments deemed appropriate, and for reasons addressed in detail with the Board, PGIM Investments may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration.

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

PSF Global Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•  The Board noted that the Portfolio outperformed its benchmark index over the five- and ten-year periods, though it underperformed over the one- and three-year periods.

•  The Board noted that PGIM Investments had contractually agreed to waive 0.0345% of its management fee through June 30, 2023.

•  The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF International Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•  The Board noted that the Portfolio outperformed its benchmark index over all periods.

•  The Board noted that PGIM Investments had contractually agreed to waive 0.019% of its management fee through June 30, 2023.

•  The Board also noted that PGIM Investments contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 1.01% of the Portfolio’s average daily net assets through June 30, 2023.

•  The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF Mid-Cap Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	2nd Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•  The Board noted that the Portfolio outperformed its benchmark index over the three- and five-year periods and underperformed its benchmark index over the one- and ten-year periods.

•  The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement, and that the management fees (including sub-advisory fees) and total expenses were reasonable in light of the services provided.

PSF Natural Resources Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	1st Quartile	3rd Quartile
Actual Management Fee: 1st Quartile
Net Total Expenses: 1st Quartile

•  The Board noted that the Portfolio underperformed its benchmark index over the one- and ten-year periods, though it outperformed its benchmark index over the three- and five-year periods.

•  The Board considered that on May 17, 2022, the U.S. Department of Justice and Securities and Exchange Commission (“SEC”) announced that Allianz Global Investors U.S. LLC (AllianzGI) agreed to plead guilty to criminal securities fraud in connection with an options trading strategy that was unrelated to the Portfolio. As a consequence, AllianzGI was disqualified from providing subadvisory services to registered investment companies, including the Portfolio, and the SEC granted AllianzGI a brief transition period to transition subadvisory responsibilities for the Portfolio to another subadviser. As a result, the Manager did not recommend the renewal of the Subadvisory Agreement with AllianzGI. In June 2022, the Board approved a proposal to replace AllianzGI as subadviser to the Portfolio.

•  The Board noted that PGIM Investments had contractually agreed to waive 0.008% of its management fee through June 30, 2023.

•  The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement, and that the management fees and total expenses were reasonable in light of the services provided.

PSF PGIM 50/50 Balanced Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•  The Board noted that the Portfolio outperformed its benchmark index over all periods.

•  The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Flexible Managed Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•  The Board noted that the Portfolio outperformed its benchmark index over the one- and ten-year periods, though it underperformed its benchmark index over the other periods.

•  The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Government Income Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•  The Board noted that the Portfolio outperformed its benchmark index over the five- and ten-year periods, though it underperformed over the other periods.

•  The Board considered the Manager’s assertion that the Portfolio’s more recent underperformance, in 2021, was temporary and driven by historically large dislocations in the Treasury market. The Board also noted that the Portfolio has outperformed its Peer Universe median over the trailing five-, and ten-year periods, and has beaten its benchmark over the trailing five- and ten-year periods.

•  The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Government Money Market Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•  The Board noted that the Portfolio outperformed its benchmark index over all periods.

•  The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM High Yield Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•  The Board noted that the Portfolio outperformed its benchmark index over all periods.

•  The Board also noted that PGIM Investments contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.57% of the Portfolio’s average daily net assets through June 30, 2023.

•  The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Jennison Blend Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	2nd Quartile	1st Quartile	3rd Quartile
Actual Management Fees: 1st Quartile
Gross Total Expenses: 1st Quartile

•  The Board noted that the Portfolio outperformed its benchmark index over the three- and five-year periods, though it underperformed its benchmark index over the one- and ten-year periods.

•  The Board considered the Manager’s assertion that the Portfolio’s more recent underperformance was temporary, and primarily attributable to the fourth quarter of 2021 due to the Portfolio’s allocation to the growth style coupled with isolated stock specific challenges, and that intermediate-term results have been stronger, as the strategy has beaten both its peer median and benchmark over the trailing three- and five-year periods. In this respect the Board considered that performance against peers measured as of December 31, 2020 was in the first quartile for the one-, three- and five-year periods and that performance was better than the benchmark for all but the ten-year period.

•  The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Jennison Focused Blend Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	2nd Quartile	1st Quartile	3rd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 4th Quartile

•  The Board noted that the Portfolio outperformed its benchmark index over the three- and five-year periods, though it underperformed its benchmark index over the one- and ten-year periods.

•  The Board considered the Manager’s assertion that the Portfolio’s more recent underperformance was temporary, and primarily attributable to the fourth quarter of 2021 due to the Portfolio’s allocation to the growth style coupled with isolated stock specific challenges, and that intermediate-term results have been stronger, as the strategy has beaten both its peer median and benchmark over the trailing three- and five-year periods. In this respect the Board considered that performance against peers measured as of December 31, 2020 was in the first and second quartile for all periods and that, performance was better than the benchmark for all but the ten-year period.

•  The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Jennison Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•  The Board noted that the Portfolio underperformed its benchmark index over the one-year period, though it outperformed its benchmark index over all other periods.

•  The Board considered the Manager’s assertion that the Portfolio’s more recent underperformance was temporary, and primarily attributable to the fourth quarter of 2021 and that longer-term performance results have been much better, with the strategy beating both its benchmark and peer median over the trailing three-, five-, and ten-year periods.

•  The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Jennison Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	2nd Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•  The Board noted that the Portfolio outperformed its benchmark index over the one-, three-, and five-year periods, though it underperformed its benchmark index over the ten-year period.

•  The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF PGIM Total Return Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•  The Board noted that the Portfolio outperformed its benchmark index over all periods.

•  The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF Small-Cap Stock Index Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•  The Board noted that the Portfolio underperformed its benchmark index over the one-year period, though it outperformed its benchmark index over all other periods.

•  The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF Small-Cap Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	3rd Quartile	3rd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•  The Board noted that the Portfolio outperformed its benchmark index over the five- and ten-year periods, and it underperformed over the one- and three-year periods.

•  The Board considered the Manager’s assertions that the Portfolio’s underperformance in 2020 was primarily attributable to the Portfolio’s value-centric, risk conscious approach that lagged a broader market led by growth-oriented securities and that the Portfolio beat its benchmark during the third and fourth quarters of 2021 and ranked in the first quartile versus the peers for each quarter. In addition, the Board also considered the Manager’s assertion that brief periods of underperformance (e.g. 2016) have generally been followed by strong recoveries (e.g. 2017).

•  The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.97% of the Portfolio’s average daily net assets through June 30, 2023.

•  The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PSF Stock Index Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•  The Board noted that the Portfolio outperformed its benchmark index over the three-, five-, and ten-year periods, though it underperformed its benchmark index over the one-year period.

•  The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The prospectuses for the Prudential Series Fund portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges and expenses of the portfolios and on the contracts and should be read carefully.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-PORT. Form N-PORT is available on the Commission’s website at www.sec.gov or call (800) SEC-0330.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

Owners of Group Variable Universal Life Insurance contracts should call (800) 562-9874.

Owners of Group Variable Universal Life Insurance contracts through AICPA should call (800) 223-7473.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America
751 Broad Street Newark, NJ 07102-3714

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation and The Prudential Insurance Company of America are available upon request. You may call (800) 944-8786 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

Every year we will send you an updated summary prospectus. We will also send you, or make available to you pursuant to Rule 30e-3 under the Investment Company Act of 1940, an annual report and a semi-annual report, which contain important financial information about the Portfolios.

To reduce Portfolio expenses, we may send or make available one annual shareholder report, one semi-annual shareholder report and one summary prospectus per household (householding), unless you instruct us or the relevant participating insurance company otherwise.

Householding is not yet available on all products. You should be aware that by calling (800) 778-2255, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive. Note: Effective January 1, 2021 you may no longer receive mailed copies of the annual and semi-annual reports, unless you elect to continue to receive these mailings.

©2022 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

PSF-SAR-A

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Prudential Series Fund

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	August 16, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Timothy S. Cronin
Timothy S. Cronin
President and Principal Executive Officer

Date:	August 16, 2022

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	August 16, 2022